                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               / /

   Post-Effective Amendment No. 20    (File No. 333-91691)                   /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 21 (File No. 811-07623) /X/

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
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         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     / /  immediately upon filing pursuant to paragraph (b)
     /X/  on May 1, 2006 pursuant to paragraph (b)
     / /  60 days after filing pursuant to paragraph (a)(1)
     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006

RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(SM)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY:   IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
             20 Madison Avenue Extension
             Albany, NY 12203

             Telephone: (800) 541-2251
             ameriprise.com/variableannuities


             IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  AIM Variable Insurance Funds

-  AllianceBernstein Variable Products Series Fund, Inc.

-  American Century Variable Portfolios, Inc.

-  Calvert Variable Series, Inc.

-  Columbia Funds Variable Insurance Trust

-  Credit Suisse Trust

-  Eaton Vance Variable Trust

-  Fidelity(R) Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products

   Trust (FTVIPT) -- Class 2

-  Goldman Sachs Variable Insurance Trust (VIT)

-  Janus Aspen Series: Service Shares

-  Lazard Retirement Series, Inc.

-  MFS(R) Variable Insurance Trust(SM)

-  Neuberger Berman Advisers Management Trust

-  Oppenheimer Variable Account Funds - Service Shares

-  PIMCO Variable Insurance Trust (VIT)

-  Putnam Variable Trust - Class IB Shares

-  RiverSource(SM) Variable Portfolio Funds

   (previously American Express(R) Variable Portfolio Funds)

-  Royce Capital Fund

-  Third Avenue Variable Series Trust

-  The Universal Institutional Funds, Inc.

   Van Kampen Life Investment Trust

-  Wanger Advisors Trust

-  Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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1  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS



KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          10
THE VARIABLE ACCOUNT AND THE FUNDS                                            11
THE FIXED ACCOUNT                                                             23
BUYING YOUR CONTRACT                                                          23
CHARGES                                                                       25
VALUING YOUR INVESTMENT                                                       28
MAKING THE MOST OF YOUR CONTRACT                                              29
SURRENDERS                                                                    33
TSA -- SPECIAL PROVISIONS                                                     34
CHANGING OWNERSHIP                                                            34
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           35
OPTIONAL BENEFIT                                                              36
THE ANNUITY PAYOUT PERIOD                                                     37
TAXES                                                                         39
VOTING RIGHTS                                                                 42
SUBSTITUTION OF INVESTMENTS                                                   42
ABOUT THE SERVICE PROVIDERS                                                   42
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                         44
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  54



CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contract.


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2 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

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3  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 23)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 23)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:

   If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or
      $50 per month

   If paying by any other method:

      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:

      $100,000 through age 85
      $50,000 for ages 86 to 89


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 30)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 33)


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4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 34)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 35)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 36)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 37)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 39)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payment surrendered.)

                                 SURRENDER CHARGE SCHEDULE
        NUMBER OF COMPLETED YEARS FROM
        DATE OF EACH PURCHASE PAYMENT                 SURRENDER CHARGE PERCENTAGE
                     0                                              7%
                     1                                              7
                     2                                              7
                     3                                              6
                     4                                              5
                     5                                              4
                     6                                              2
                     7                                              0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                 ASSUMED INVESTMENT RATE
                                           3.50%                           5.00%
Qualified annuity discount rate            4.72%                           6.22%

Nonqualified annuity discount rate         4.92%                           6.42%

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5  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                            $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEE
(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)

MAV RIDER FEE                                                              0.15%

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE

For nonqualified annuities                                                 0.95%

For qualified annuities                                                    0.75%

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                        MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           0.53%     5.85%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                          GROSS TOTAL
                                                                       MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                          FEES       FEES     EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                       0.61%        --%      0.29%      0.90%(1),(2)
AIM V.I. Capital Development Fund, Series I Shares                        0.75         --       0.34       1.09(1),(3)
AIM V.I. Global Health Care Fund, Series II Shares                        0.75       0.25       0.33       1.33(1),(3)
AllianceBernstein VPS Global Technology Portfolio (Class B)               0.75       0.25       0.17       1.17(4)
AllianceBernstein VPS Growth and Income Portfolio (Class B)               0.55       0.25       0.05       0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)             0.75       0.25       0.12       1.12(4)
American Century VP International, Class I                                1.23         --         --       1.23(4)
American Century VP Ultra(R), Class II                                    0.90       0.25       0.01       1.16(4)
American Century VP Value, Class I                                        0.93         --         --       0.93(4)
Calvert Variable Series, Inc. Social Balanced Portfolio                   0.70         --       0.22       0.92(5)
Columbia Marsico Growth Fund, Variable Series                             0.74       0.25       0.34       1.33(6)
Columbia Marsico International Opportunities Fund, Variable Series        0.80       0.25       0.43       1.48(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                 0.50       0.25       0.55       1.30(7)
Credit Suisse Trust - Mid-Cap Growth Portfolio                            0.90         --       0.47       1.37(7)


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6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                          GROSS TOTAL
                                                                       MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                          FEES       FEES     EXPENSES     EXPENSES
Eaton Vance VT Floating-Rate Income Fund                                  0.58%        --%      0.69%      1.27%(4)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                   0.57       0.25       0.09       0.91(8)
Fidelity(R) VIP Growth & Income Portfolio Service Class                   0.47       0.10       0.12       0.69(8)
Fidelity(R) VIP Mid Cap Portfolio Service Class                           0.57       0.10       0.12       0.79(8)
Fidelity(R) VIP Overseas Portfolio Service Class                          0.72       0.10       0.17       0.99(8)
FTVIPT Franklin Real Estate Fund - Class 2                                0.47       0.25       0.02       0.74(9),(10)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 0.52       0.25       0.17       0.94(10),(11)
FTVIPT Templeton Foreign Securities Fund - Class 2                        0.65       0.25       0.17       1.07(11)
Goldman Sachs VIT Mid Cap Value Fund                                      0.80         --       0.07       0.87(12)
Goldman Sachs VIT Structured Small Cap Equity Fund                        0.75         --       0.18       0.93(12)
(previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
Goldman Sachs VIT Structured U.S. Equity Fund                             0.65         --       0.09       0.74(12)
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Janus Aspen Series Global Technology Portfolio: Service Shares            0.64       0.25       0.09       0.98(13)
Janus Aspen Series International Growth Portfolio: Service Shares         0.64       0.25       0.06       0.95(13)
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares               0.64       0.25       0.03       0.92(13)
Lazard Retirement International Equity Portfolio                          0.75       0.25       0.21       1.21(14)
MFS(R) Investors Growth Stock Series - Service Class                      0.75       0.25       0.15       1.15(15),(16)
MFS(R) New Discovery Series - Service Class                               0.90       0.25       0.16       1.31(15),(16)
MFS(R) Utilities Series - Service Class                                   0.75       0.25       0.15       1.15(15),(16)
Neuberger Berman Advisers Management Trust International
Portfolio (Class S)                                                       1.15       0.25       4.45       5.85(17),(18)
Oppenheimer Global Securities Fund/VA, Service Shares                     0.63       0.25       0.04       0.92(19)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 0.74       0.25       0.05       1.04(19)
Oppenheimer Strategic Bond Fund/VA, Service Shares                        0.69       0.25       0.02       0.96(19)
PIMCO VIT All Asset Portfolio, Advisor Share Class                        0.20       0.25       0.88       1.33(20)
Putnam VT International New Opportunities Fund - Class IB Shares          1.00       0.25       0.25       1.50(21)
Putnam VT Vista Fund - Class IB Shares                                    0.65       0.25       0.09       0.99(4)
RiverSource(SM) Variable Portfolio - Balanced Fund                        0.54       0.13       0.14       0.81(22),(23),(24)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                 0.33       0.13       0.15       0.61(22),(23)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Core Bond Fund                       0.48       0.13       0.33       0.94(22),(23),(25)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                0.47       0.13       0.17       0.77(22),(23)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity
Income Fund                                                               0.68       0.13       0.16       0.97(22),(23),(24)
(previously AXP(R) Variable Portfolio - Diversified Equity
Income Fund)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                1.05       0.13       0.34       1.52(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund)
RiverSource(SM) Variable Portfolio - Fundamental Value Fund               0.73       0.13       0.16       1.02(23),(26)
RiverSource(SM) Variable Portfolio - Global Bond Fund                     0.71       0.13       0.20       1.04(22),(23)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                           0.44       0.13       0.33       0.90(22),(23),(25)
(previously AXP(R) Variable Portfolio - Inflation Protected
Securities Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                          0.66       0.13       0.17       0.96(22),(23),(24)
(previously AXP(R) Variable Portfolio - Growth Fund)


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7  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                          GROSS TOTAL
                                                                       MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                          FEES       FEES     EXPENSES     EXPENSES
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                 0.59%      0.13%      0.16%      0.88%(22),(23)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund            0.61       0.13       0.34       1.08(22),(23),(25)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RiverSource(SM) Variable Portfolio - International
Opportunity Fund                                                          0.72       0.13       0.20       1.05(22),(23),(24)
(previously AXP(R) Variable Portfolio - Threadneedle
International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                0.56       0.13       0.14       0.83(22),(23),(24)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                 0.60       0.13       1.86       2.59(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                  0.63       0.13       0.17       0.93(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                   0.70       0.13       2.18       3.01(22),(23),(25)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                   0.22       0.13       0.18       0.53(22),(23),(25)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Select Value Fund                    0.77       0.13       0.30       1.20(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration
U.S. Government Fund                                                      0.48       0.13       0.17       0.78(22),(23)
(previously AXP(R) Variable Portfolio - Short Duration
U.S. Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund             0.80       0.13       0.22       1.15(22),(23),(24)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                 0.92       0.13       0.24       1.29(22),(23),(24),(25)
Royce Micro-Cap Portfolio                                                 1.25         --       0.07       1.32(4)
Third Avenue Value Portfolio                                              0.90         --       0.29       1.19(4)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares       0.56       0.25       0.03       0.84(4)
Van Kampen UIF Global Real Estate Portfolio Class II Shares               0.85       0.35       0.62       1.82(27)
Van Kampen UIF Mid Cap Growth Portfolio Class II Shares                   0.75       0.35       0.34       1.44(27)
Wanger International Small Cap                                            0.95         --       0.18       1.13(4)
Wanger U.S. Smaller Companies                                             0.90         --       0.05       0.95(4)
Wells Fargo Advantage VT Asset Allocation Fund                            0.55       0.25       0.24       1.04(28)
Wells Fargo Advantage VT International Core Fund                          0.75       0.25       0.41       1.41(28)
Wells Fargo Advantage VT Small Cap Growth Fund                            0.75       0.25       0.24       1.24(28)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses of Series I shares to 1.30% and Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund Series I Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.
(6) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.
(7) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust
     - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Growth Portfolio. In addition, for the period beginning March 1, 2006 through Feb. 28, 2007 Credit Suisse Asset Management, LLC will voluntarily waive an additional 0.05% of its advisory fee for Credit Suisse Trust - Mid-Cap Growth Portfolio.


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8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.64% for Fidelity(R) VIP Growth & Income Portfolio Service Class, 0.74% for Fidelity(R) VIP Mid Cap Portfolio Service Class and 0.92% for Fidelity(R) VIP Overseas Portfolio Service Class. These offsets may be discontinued at any time.
(9) The Fund's administration fee is paid indirectly through the management fee.
(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.05%) and 1.02%, respectively for FTVIPT Templeton Foreign Securities Fund - Class 2.
(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity Fund, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured Small Cap Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval. In addition, for Goldman Sachs VIT Structured U.S. Equity Fund, effective July 1, 2005, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets.
(13) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(14) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.
(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.
(17) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.
(18) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.
(19) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(20) "Other expense" also includes Underlying Fund expenses. Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(21) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2006. After fee waivers and expense reimbursements net expenses would be 1.46% for Putnam VT International New Opportunities Fund - Class IB Shares.
(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(23) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(24) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.
(25) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     0.83% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.
(26) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.07% for RiverSource(SM) Variable Portfolio - Fundamental Value Fund.


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9  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(27) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio Class II Shares. In addition, Van Kampen UIF Global Real Estate Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimated assuming the average daily net assets of the Portfolio were not more than $75,000,000.
(28) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS   1 YEAR     3 YEARS    5 YEARS    10 YEARS
NONQUALIFIED ANNUITY              $1,415.35  $2,700.16  $3,825.97  $6,498.60   $715.35   $2,100.16  $3,425.97  $6,498.60
QUALIFIED ANNUITY                  1,394.85   2,644.19   3,741.46   6,369.82    694.85    2,044.19   3,341.46   6,369.82


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select the optional benefit. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                IF YOU DO NOT SURRENDER YOUR CONTRACT
                                         IF YOU SURRENDER YOUR CONTRACT        OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS   1 YEAR     3 YEARS    5 YEARS    10 YEARS
NONQUALIFIED ANNUITY                $854.67  $1,080.23  $1,228.65  $1,810.61   $154.67     $480.23    $828.65  $1,810.61
QUALIFIED ANNUITY                    834.17   1,017.42   1,121.78   1,585.59    134.17      417.42     721.78   1,585.59



* In these examples, the $30 contract administrative charge is approximated as a .029% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


You can find unaudited condensed financial information for the subaccounts in Appendix.

We do not include condensed financial information for subaccounts that are new and have no activity as of the financial statement date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

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10 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


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11 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital           Growth of capital. Invests principally in common stocks of        A I M Advisors, Inc.
Appreciation Fund,         companies likely to benefit from new or innovative products,
Series I Shares            services or processes as well as those with above-average
                           growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the
                           United States.

AIM V.I. Capital           Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Development Fund, Series   (including common stocks, convertible securities and bonds) of
I Shares                   small- and medium-sized companies. The Fund may invest up to
                           25% of its total assets in foreign securities.

AIM V.I. Global Health     Capital growth. The fund seeks to meet its objective by           A I M Advisors, Inc.
Care Fund, Series II       investing, normally, at least 80% of its assets in securities
Shares                     of health care industry companies. The fund may invest up to
                           20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5%
                           of its total assets in lower-quality debt securities, i.e., junk bonds.

AllianceBernstein VPS      Long-term growth of capital. The Fund invests at least 80% of     AllianceBernstein L.P.
Global Technology          its net assets in securities of companies that use technology
Portfolio (Class B)        extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of U.S.
                           and foreign companies selected for their growth potential.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
Growth and Income          dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in a diversified   AllianceBernstein L.P.
International Value        portfolio of equity securities of established companies
Portfolio (Class B)        selected from more than 40 industries and from more than 40 developed and emerging market countries.

American Century VP        Capital growth, with income as a secondary objective. Invests     American Century Global Investment
International, Class I     primarily in stocks of growing foreign companies in developed     Management, Inc.
                           countries.

American Century VP        Long-term capital growth. Invests primarily in U.S. companies,    American Century Investment
Ultra(R), Class II         but there is no limit on the amount of assets the Fund can        Management, Inc.
                           invest in foreign countries.

American Century VP        Capital growth, with income as a secondary objective. Invests     American Century Investment
Value, Class I             primarily in stocks of companies that management believes to be   Management, Inc.
                           undervalued at the time of purchase.

Calvert Variable Series,   Income and capital growth. Invests primarily in stocks, bonds     Calvert Asset Management Company,
Inc. Social Balanced       and money market instruments which offer income and capital       Inc. (CAMCO), investment adviser.
Portfolio                  growth opportunity and which satisfy the investment and social    SsgA Funds Management, Inc. and New
                           criteria.                                                         Amsterdam Partners, LLP are the
                                                                                             investment subadvisers.


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13 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth    Long-term growth of capital. The Fund invests primarily in        Columbia Management Advisors, LLC
Fund, Variable Series      equity securities of large-capitalization companies that are      (advisor); Marsico Capital
                           selected for their growth potential. It generally holds a core    Management, LLC (sub-advisor)
                           position of between 35 and 50 common stocks. It may hold up to
                           25% of its assets in foreign securities.

Columbia Marsico           Long-term growth of capital. The Fund normally invests at least   Columbia Management Advisors, LLC
International              65% of its assets in common stocks of foreign companies. While    (advisor); Marsico Capital
Opportunities Fund,        the Fund may invest in companies of any size, it focuses on       Management, LLC (sub-advisor)
Variable Series            large companies. These companies are selected for their
                           long-term growth potential. The Fund normally invests in
                           issuers from at least three different countries not including the United States and generally holds a core position of 35 to
                           50 common stocks. The Fund may invest in common stocks of
                           companies operating in emerging markets.

Credit Suisse Trust -      Total return. Invests in commodity-linked derivative              Credit Suisse Asset Management, LLC
Commodity Return           instruments backed by a portfolio of fixed-income securities.
Strategy Portfolio         The portfolio invests in commodity-linked derivative
                           instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities

Credit Suisse Trust        Maximum capital appreciation. Invests in U.S. equity securities   Credit Suisse Asset Management, LLC
Mid-Cap Growth Portfolio   of "mid-cap" growth companies with growth characteristics such as positive earnings and potential for accelerated growth.

Eaton Vance VT             High level of current income. Non-diversified mutual fund that    Eaton Vance Management
Floating-Rate Income       normally invests primarily in senior floating rate loans
Fund                       ("Senior Loans"). Senior Loans typically are of below
                           investment grade quality and have below investment grade credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of the Fund holdings, as well as other investments that are available. Preservation of capital is considered when consistent with the Fund's objective.

Fidelity(R) VIP            Seeks long-term capital appreciation. Normally invests            Fidelity Management & Research
Contrafund(R) Portfolio    primarily in common stocks. Invests in securities of companies    Company (FMR), investment manager;
Service Class 2            whose value it believes is not fully recognized by the public.    FMR U.K. and FMR Far East,
                           Invests in either "growth" stocks or "value" stocks or both.      sub-investment advisers.
                           The fund invests in domestic and foreign issuers.

Fidelity(R) VIP Growth &   Seeks high total return through a combination of current income   FMR, investment manager;
Income Portfolio Service   and capital appreciation. Normally invests a majority of assets   FMR U.K., FMR Far East,
Class                      in common stocks with a focus on those that pay current           sub-investment advisers.
                           dividends and show potential for capital appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                           Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.


--------------------------------------------------------------------------------
14 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap    Long-term growth of capital. Allocates assets across different    FMR, investment manager;
Portfolio Service Class    market sectors and maturities. Normally invests primarily in      FMR U.K., FMR Far East,
                           common stocks. Normally invests at least 80% of assets in         sub-investment advisers.
                           securities of companies with medium market capitalizations. May invest in companies with smaller or larger market
                           capitalizations. Invests in domestic and foreign issuers. The
                           Fund invests in either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas   Long-term growth of capital. Normally invests primarily in        FMR, investment manager; FMR U.K.,
Portfolio Service Class    common stocks of foreign securities. Normally invests at least    FMR Far East, Fidelity International
                           80% of assets in non-U.S. securities.                             Investment Advisors (FIIA) and FIIA
                                                                                             U.K., sub-investment advisers.

FTVIPT Franklin Real       Seeks capital appreciation, with current income as a secondary    Franklin Advisers, Inc.
Estate Fund - Class 2      goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate
                           sector.

FTVIPT Franklin Small      Seeks long-term total return. The Fund normally invests at        Franklin Advisory Services, LLC
Cap Value Securities       least 80% of its net assets in investments of small
Fund - Class 2             capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization
                           companies are those with market capitalization values not
                           exceeding $2.5 billion, at the time of purchase. The Fund
                           invests mainly in equity securities of companies that the
                           manager believes are undervalued.

FTVIPT Templeton Foreign   Long-term capital growth. The Fund normally invests at least      Templeton Investment Counsel, LLC
Securities Fund -          80% of its net assets in investments of issuers located outside
Class 2                    the U.S., including those in emerging markets.

Goldman Sachs VIT Mid      The Goldman Sachs VIT Mid Cap Value Fund seeks long-term          Goldman Sachs Asset Management, L.P.
Cap Value Fund             capital appreciation. The Fund invests, under normal
                           circumstances, at least 80% of its net assets plus any
                           borrowings for investment purposes (measured at time of
                           purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                           capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                           capitalization of companies constituting the Russell Midcap(R)
                           Value Index at the time of investment. If the market
                           capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the
                           securities. The capitalization range of the Russell Midcap(R)
                           Value Index is currently between $276 million and $14.9
                           billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net
                           Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign
                           currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                           capitalizations outside the range of companies constituting the
                           Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.


--------------------------------------------------------------------------------
15 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT          The Fund seeks long-term growth of capital. The Fund seeks this   Goldman Sachs Asset Management, L.P.
Structured Small Cap       objective through a broadly diversifies portfolio of equity
Equity Fund                investments in U.S. issuers. The Fund invests, under normal circumstances, at least 80% of its net assets plus any
(previously Goldman        borrowings for investment purposes (measured at time of
Sachs VIT CORE Small Cap   purchase) ("Net Assets") in a broadly diversified portfolio of
Equity Fund)               equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is
CORE is a registered       currently anticipated that, under normal circumstances the Fund
service mark of Goldman,   will invest at least 95% of its Net Assets in such equity
Sachs & Co.                investments. These issuers will have public stock market
                           capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell 2000(R)
                           Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000(R)
                           Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000(R) Index is currently between $68 million and $2.4 billion.

Goldman Sachs VIT          The Fund seeks long-term growth of capital and dividend income.   Goldman Sachs Asset Management, L.P.
Structured U.S. Equity     The Fund seeks this objective through a broadly diversified
Fund                       portfolio of large-cap and blue chip equity investments
                           representing all major sectors of the U.S. economy. The Fund
(previously Goldman        invests, under normal circumstances, at least 90% of its total
Sachs VIT CORE U.S.        assets (not including securities lending collateral and any
Equity Fund)               investment of that collateral) measured at time of purchase
                           ("Total Assets") in a diversified portfolio of equity
CORE is a registered       investments in U.S. issuers, including foreign companies that
service mark of Goldman,   are traded in the United States. However, it is currently
Sachs & Co.                anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental
                           research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P
                           500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.

Janus Aspen Series         Long-term growth of capital. Invests, under normal                Janus Capital
Global Technology          circumstances, at least 80% of its net assets in securities of
Portfolio: Service         companies that the portfolio manager believes will benefit
Shares                     significantly from advances or improvements in technology. It implements this policy by investing primarily in equity
                           securities of U.S. and foreign companies selected for their growth potential.


--------------------------------------------------------------------------------
16 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series         Long-term growth of capital. Invests, under normal                Janus Capital
International Growth       circumstances, at least 80% of its net assets in securities of
Portfolio: Service         issuers from at least five different countries, excluding the
Shares                     United States. Although the Portfolio intends to invest
                           substantially all of its assets in issuers located outside the
                           United States, it may at times invest in U.S. issuers and under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

Janus Aspen Series Mid     Seeks long-term growth of capital. Invests, under normal          Janus Capital
Cap Growth Portfolio:      circumstances, at least 80% of its net assets in equity
Service Shares             securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell Midcap Growth
                           Index.

Lazard Retirement          Long-term capital appreciation. Invests primarily in equity       Lazard Asset Management, LLC
International Equity       securities, principally common stocks, of relatively large
Portfolio                  non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                           Australia and Far East (EAFE(R)) Index that the Investment
                           Manager believes are undervalued based on their earnings, cash flow or asset values.

MFS(R) Investors Growth    Long-term growth of capital and future income. Invests at least   MFS Investment Management(R)
Stock Series - Service     80% of its net assets in common stocks and related securities
Class                      of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery       Capital appreciation. Invests at least 65% of its net assets in   MFS Investment Management(R)
Series - Service Class     equity securities of emerging growth companies.

MFS(R) Utilities Series    Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
- Service Class            and debt securities of domestic and foreign companies in the utilities industry.

Neuberger Berman           Long-term growth of capital. The Fund invests mainly in foreign   Neuberger Berman Management Inc.
Advisers Management        companies of any size, including companies in developed and
Trust International        emerging industrialized markets. The Fund defines a foreign
Portfolio (Class S)        company as one that is organized outside of the United States and conducts the majority of its business abroad. The Fund seeks to reduce risk by diversifying among many industries.
                           Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical
                           regions.

Oppenheimer Global         Long-term capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Securities Fund/VA,        of U.S. and foreign issuers that are "growth-type" companies,
Service Shares             cyclical industries and special situations that are considered to have appreciation possibilities.


--------------------------------------------------------------------------------
17 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street    Seeks capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Small Cap Fund/VA,         small-capitalization U.S. companies that the fund's investment
Service Shares             manager believes have favorable business trends or prospects.

Oppenheimer Strategic      High level of current income principally derived from interest    OppenheimerFunds, Inc.
Bond Fund/VA, Service      on debt securities. Invests mainly in three market sectors:
Shares                     debt securities of foreign governments and companies, U.S.
                           government securities and lower-rated high yield securities of
                           U.S. and foreign companies.

PIMCO VIT All Asset        Seeks maximum real return consistent with preservation of real    Pacific Investment Management Company
Portfolio, Advisor Share   capital and prudent investment management period. The Portfolio   LLC
Class                      seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in
                           Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset
                           All Authority Funds ("Underlying Funds"). Though it is
                           anticipated that the Portfolio will not currently invest in the
                           European StockPLUS(R) TR Strategy, Far East (ex-Japan)
                           StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                           StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR Short
                           Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the
                           Portfolio's asset allocation sub-adviser.

Putnam VT International    Seeks long-term capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
New Opportunities Fund -   by investing mainly in common stocks of companies outside the
Class IB Shares            United States with a focus on growth stocks.

Putnam VT Vista Fund -     Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Class IB Shares            investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

RiverSource Variable       Maximum total investment return through a combination of          RiverSource Investments
Portfolio - Balanced       capital growth and current income. Invests primarily in a
Fund                       combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                           of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       Maximum current income consistent with liquidity and stability    RiverSource Investments
Portfolio - Cash           of principal. Invests primarily in money market instruments,
Management Fund            such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.


--------------------------------------------------------------------------------
18 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Core Bond      appreciation. Under normal market conditions, the Fund invests
Fund                       at least 80% of its net assets in bonds and other debt
                           securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                           Brothers Aggregate Bond Index ("the Index"), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

RiverSource Variable       High level of current income while attempting to conserve the     RiverSource Investments
Portfolio - Diversified    value of the investment and continuing a high level of income
Bond Fund                  for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable       High level of current income and, as a secondary goal, steady     RiverSource Investments
Portfolio - Diversified    growth of capital. Under normal market conditions, the Fund
Equity Income Fund         invests at least 80% of its net assets in dividend-paying
                           common and preferred stocks.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, adviser;
Portfolio - Emerging       invested in equity securities of emerging market companies.       Threadneedle International Limited,
Markets Fund               Under normal market conditions, at least 80% of the Fund's net    an indirect wholly-owned subsidiary
                           assets will be invested in securities of companies that are       of Ameriprise Financial, subadviser.
                           located in emerging market countries, or that earn 50% or more of their total revenues from goods and services produced in emerging market countries or from sales made in emerging market countries.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments
Portfolio -Fundamental     invested in equity securities of U.S. companies. Under normal
Value Fund                 market conditions, the Fund's net assets will be invested
                           primarily in companies with market capitalizations of at least
                           $5 billion.

RiverSource Variable       High total return through income and growth of capital.           RiverSource Investments
Portfolio - Global Bond    Non-diversified mutual fund that invests primarily in debt
Fund                       obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                           conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                           including money market instruments of issuers located in at least three different countries.


--------------------------------------------------------------------------------
19 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Total return that exceeds the rate of inflation over the          RiverSource Investments
Portfolio - Global         long-term. Non-diversified mutual fund that, under normal
Inflation Protected        market conditions, invests at least 80% of its net assets in
Securities Fund            inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                           and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource Variable       Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Portfolio - Growth Fund    and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       High current income, with capital growth as a secondary           RiverSource Investments
Portfolio - High Yield     objective. Under normal market conditions, the Fund invests at
Bond Fund                  least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Income         appreciation. Under normal market conditions, invests primarily
Opportunities Fund         in income-producing debt securities with an emphasis on the higher rated segment of the high-yield (junk bond) market. The
                           Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the
                           security.

RiverSource Variable       Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Portfolio -                foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
International              may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
Opportunity Fund                                                                             of Ameriprise Financial, subadviser.

RiverSource Variable       Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Large Cap      invests at least 80% of its net assets in equity securities of
Equity Fund                companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable       Long-term growth of capital. Under normal market conditions,      RiverSource Investments
Portfolio - Large Cap      the Fund invests at least 80% of its net assets in equity
Value Fund                 securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks.

RiverSource Variable       Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Portfolio - Mid Cap        invests at least 80% of its net assets in equity securities of
Growth Fund                mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

RiverSource Variable       Under normal circumstances, the Fund invests at least 80% of      RiverSource Investments
Portfolio - Mid Cap        its net assets (including the amount of any borrowings for
Value Fund                 investment purposes) in equity securities of medium-sized
                           companies. Medium-sized companies are those whose market
                           capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.


--------------------------------------------------------------------------------
20 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Long-term capital appreciation. The Fund seeks to provide         RiverSource Investments
Portfolio - S&P 500        investment results that correspond to the total return (the
Index Fund                 combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price
                           Index (S&P 500). The S&P 500 is made up primarily of
                           large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable       Long-term growth of capital. Invests primarily in common          RiverSource Investments, adviser;
Portfolio - Select Value   stocks, preferred stocks and securities convertible into common   GAMCO Investors, Inc., subadvisor
Fund                       stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the
                           National Association of Securities Dealers. The Fund invests in mid-cap companies as well as companies with larger and smaller market capitalizations.

RiverSource Variable       A high level of current income and safety of principal            RiverSource Investments
Portfolio - Short          consistent with an investment in U.S. government and government
Duration U.S. Government   agency securities. Under normal market conditions, at least 80%
Fund                       of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

RiverSource Variable       Long-term capital growth. Under normal market conditions, at      RiverSource Investments, adviser;
Portfolio - Small Cap      least 80% of the Fund's net assets are invested in equity         Kenwood Capital Management LLC,
Advantage Fund             securities of companies with market capitalization of up to $2    subadviser
                           billion or that fall within the range of the Russell 2000(R)
                           Index at the time of investment.

RiverSource Variable       Long-term capital appreciation. Invests primarily in equity       RiverSource Investments, adviser;
Portfolio - Small Cap      securities. Under normal market conditions, at least 80% of the   River Road Asset Management, LLC,
Value Fund                 Fund's net assets will be invested in small cap companies with    Donald Smith & Co., Inc., Franklin
                           market capitalization, at the time of investment, of up to $2.5   Portfolio Associates LLC and Barrow,
                           billion or that fall within the range of the Russell 2000(R)      Hanley, Mewhinney & Strauss, Inc.,
                           Value Index.                                                      subadvisers.

Royce Micro-Cap            Long-term growth of capital. Invests primarily in a broadly       Royce & Associates, LLC
Portfolio                  diversified portfolio of equity securities issued by micro-cap companies (companies with stock market capitalizations below
                           $500 million).

Third Avenue Value         Long-term capital appreciation. Invests primarily in common       Third Avenue Management LLC
Portfolio                  stocks of well-financed companies, meaning companies without significant liabilities in comparison to their liquid resources at a discount to what the Adviser believes is their intrinsic value.

Van Kampen Life            Capital growth and income through investments in equity           Van Kampen Asset Management
Investment Trust           securities, including common stocks, preferred stocks and
Comstock Portfolio,        securities convertible into common and preferred stocks.
Class II Shares

Van Kampen UIF Global      Current income and capital appreciation. Invests primarily in     Morgan Stanley Investment Management
Real Estate Portfolio,     equity securities of companies in the real estate industry        Inc., doing business as Van Kampen,
Class II Shares            located throughout the world, including real estate operating     adviser; Morgan Stanley Investment
                           companies, real estate investment trusts and foreign real         Management and Morgan Stanley
                           estate companies.                                                 Investment Management Company,
                                                                                             sub-adviser


--------------------------------------------------------------------------------
21 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap     Long-term capital growth. Invests primarily in growth-oriented    Morgan Stanley Investment Management
Growth Portfolio, Class    equity securities of U.S. mid cap companies and foreign           Inc., doing business as Van Kampen
II Shares                  companies, including emerging market securities.

Wanger International       Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Small Cap                  companies based outside the U.S. with market capitalizations of   L.P.
                           less than $5 billion at time of initial purchase.

Wanger U.S. Smaller        Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Companies                  small- and medium-size U.S. companies with market                 L.P.
                           capitalizations of less than $5 billion at time of initial purchase.

Wells Fargo Advantage VT   Long-term total return consistent with reasonable risk. The       Wells Fargo Funds Management, LLC,
Asset Allocation Fund      Fund invests in equity and fixed income securities with an        adviser; Wells Capital Management
                           emphasis on equity securities. The Fund does not select           Incorporated, subadviser.
                           individual securities for investment, rather, it buys
                           substantially all of the securities of various indexes to
                           replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury
                           Bonds to replicate the Lehman Brothers 20+ Treasury Index. The
                           Fund seeks to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses,
                           regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed income
                           securities.

Wells Fargo Advantage VT   Long-term capital appreciation. The Fund seeks long-term          Wells Fargo Funds Management, LLC,
International Core Fund    capital appreciation by investing principally in non-U.S.         adviser; New Star Institutional
                           securities, with focus on companies with strong growth            Managers Limited, subadviser.
                           potential that offer relative values. These companies typically have distinct competitive advantages, high or improving returns on invested capital and a potential for positive earnings
                           surprises. The Fund may invest in emerging markets.

Wells Fargo Advantage VT   Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management, LLC,
Small Cap Growth Fund      to have above-average growth potential or that may be involved    adviser; Wells Capital Management
                           in new or innovative products, services and processes. Invests    Incorporated, subadviser.
                           principally in securities of companies with market
                           capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, which is considered a small capitalization index that is expected to change frequently.


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22 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and IDS Life of New York's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-  no earlier than the 60th day after the contract's effective date; and

-  no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

 - for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

 - for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

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23 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month

   If paying by any other method:

     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

     $100,000 for ages through 85
     $50,000 for ages 86 to 89

(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

Send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

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24 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).

The TFA is defined as the greater of:


-  10% of the contract value on the prior contract anniversary; and


-  current contract earnings.


NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.


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25 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

           NUMBER OF COMPLETED YEARS FROM
            DATE OF EACH PURCHASE PAYMENT       SURRENDER CHARGE PERCENTAGE
                          0                                 7%
                          1                                 7
                          2                                 7
                          3                                 6
                          4                                 5
                          5                                 4
                          6                                 2
                          7                                 0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

       AMOUNT REQUESTED             $1,000
   -----------------------    OR    ------  = $1,075.27
   1.00 - SURRENDER CHARGE           .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                  ASSUMED INVESTMENT RATE
                                            3.50%                         5.00%
Qualified annuity discount rate             4.72%                         6.22%
Nonqualified annuity discount rate          4.92%                         6.42%

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26 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:


- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-  We received these payments:


   -  $10,000 July 1, 2001;
   -  $8,000 Dec. 31, 2006
   -  $6,000 Feb. 20, 2009; and

- The owner surrenders the contract for its total contract value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and

-  The prior anniversary July 1, 2009 contract value was $28,000.



   SURRENDER
     CHARGE    EXPLANATION
    $  0       $2,500 is contract earnings surrendered without charge; and
       0       $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
               (from above).
               (10% x $28,000) = $2,800 - $2,500 = $300
       0       $10,000 July 1, 2001 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
     480       $8,000 Dec. 31, 2006 purchase payment is surrendered with a 6%
               surrender charge since there have been 3 completed years from date of purchase payment; and
     420       $6,000 Feb. 20, 2009 purchase payment is surrendered with a 7%
               surrender charge since there have been 1 completed year from date of purchase payment.
    ----
    $900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

-  amounts we refund to you during the free look period*; and

-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Buying your contract -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES


There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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27 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

-  minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable),

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  surrender charges;

and a deduction of:

-  a prorated portion of the contract administrative charge; and/or

-  a prorated portion of the MAV rider fee (if elected).

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and/or

-  mortality and expense risk fees.

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28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                      NUMBER
By investing an equal number                            AMOUNT      ACCUMULATION     OF UNITS
of dollars each month ...                    MONTH     INVESTED      UNIT VALUE      PURCHASED
                                              Jan          $100              $20        5.00

                                              Feb           100               18        5.56

you automatically buy                         Mar           100               17        5.88
more units when the
per unit market price is low ...   ---->      Apr           100               15        6.67

                                              May           100               16        6.25

                                              Jun           100               18        5.56

                                              Jul           100               17        5.88

and fewer units                               Aug           100               19        5.26
when the per unit
market price is high.              ---->      Sept          100               21        4.76

                                              Oct           100               20        5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.




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29 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THE CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

-  not accepting telephone or electronic transfer requests; or

-  not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


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30 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.


- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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31 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:      $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:      Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:      $50

MAXIMUM AMOUNT

Transfers or surrenders:      None (except for automated transfers from the
                              fixed account)

3  BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:      $250 or entire contract balance

MAXIMUM AMOUNT

Transfers:                    Contract value or entire account balance
Surrenders:                   $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

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32 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -the surrender amount includes a purchase payment check that has not cleared;

   -the NYSE is closed, except for normal holiday and weekend closings;

   -trading on the NYSE is restricted, according to SEC rules;

   -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -the SEC permits us to delay payment for the protection of security holders.

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33 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   - you are at least age 59 1/2;

   - you are disabled as defined in the Code;

   - you severed employment with the employer who purchased the contract; or

   - the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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34 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-  contract value;

-  purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-  contract value; or

-  purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                     PS X DB
                                     -------
                                        CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

- On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

     We calculate the death benefit on March 1, 2007 as follows:


       The contract value on the most recent sixth contract
       anniversary:                                                             $30,000.00
       plus purchase payments made since that anniversary:                           +0.00
       minus adjusted partial surrenders taken since that anniversary calculated as:
       $1,500 x $30,000
       ----------------
           $28,000                                                              -1,607.14
                                                                                ----------
       for a death benefit of:                                                  $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

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35 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


   If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFIT


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.


If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

-  contract value; or

-  purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


EXAMPLE

- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2001.

- On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


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36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We calculate the death benefit on March 1, 2002 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

          Greatest of your contract anniversary contract values:         $24,000
          plus purchase payments made since that anniversary:                 +0
          minus adjusted partial surrenders, calculated as:
          $1,500 x $24,000 =
          ----------------
              $22,000                                                     -1,636
                                                                         -------
          for a death benefit of:                                        $22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


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37 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.




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38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death, or in the event of nonnatural ownership, the death of annuitant;

-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
-  if it is allocable to an investment before Aug. 14, 1982; or
-  if the annuity payouts begin before the first contract anniversary.

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39 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity (except a Roth IRA), the entire payout generally is includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity (except a Roth IRA), the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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40 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

-  because of your death;


-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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41 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. is the principal underwriter for the contract which it offers continuously. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


ISSUER


IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, NY 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.


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42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We pay time-of-sale commissions of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from contract owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.


LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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43 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION


(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                            2005     2004     2003     2002     2001     2000
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.60   $ 0.57   $ 0.44   $ 0.59   $ 0.78    $1.00
Accumulation unit value at end of period                                     $  0.65   $ 0.60   $ 0.57   $ 0.44   $ 0.59    $0.78
Number of accumulation units outstanding at end of period (000 omitted)          930    1,017      936      912      897      310
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.03   $ 0.90   $ 0.67   $ 0.86   $ 0.94    $1.00
Accumulation unit value at end of period                                     $  1.13   $ 1.03   $ 0.90   $ 0.67   $ 0.86    $0.94
Number of accumulation units outstanding at end of period (000 omitted)          694      711      742      772      716      256
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                               $  1.08   $ 0.98   $ 0.74   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                     $  1.12   $ 1.08   $ 0.98   $ 0.74   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)       10,828    9,073    5,594    2,924      307       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                               $  1.63   $ 1.31   $ 0.92   $ 0.98   $ 1.00       --
Accumulation unit value at end of period                                     $  1.88   $ 1.63   $ 1.31   $ 0.92   $ 0.98       --
Number of accumulation units outstanding at end of period (000 omitted)        9,163    4,351    2,161      643       38       --
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                               $  0.74   $ 0.65   $ 0.53   $ 0.66   $ 0.95    $1.00
Accumulation unit value at end of period                                     $  0.83   $ 0.74   $ 0.65   $ 0.53   $ 0.66    $0.95
Number of accumulation units outstanding at end of period (000 omitted)        1,011    1,182    1,240    1,036    1,028      298
AMERICAN CENTURY VP VALUE, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                               $  1.59   $ 1.40   $ 1.10   $ 1.26   $ 1.13    $1.00
Accumulation unit value at end of period                                     $  1.66   $ 1.59   $ 1.40   $ 1.10   $ 1.26    $1.13
Number of accumulation units outstanding at end of period (000 omitted)        1,395    1,239    1,293    1,194      924        5
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.95   $ 0.88   $ 0.75   $ 0.86   $ 0.93    $1.00
Accumulation unit value at end of period                                     $  1.00   $ 0.95   $ 0.88   $ 0.75   $ 0.86    $0.93
Number of accumulation units outstanding at end of period (000 omitted)        1,195      895      475      348      124       --
CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.80   $ 0.71   $ 0.50   $ 0.71   $ 0.85    $1.00
Accumulation unit value at end of period                                     $  0.84   $ 0.80   $ 0.71   $ 0.50   $ 0.71    $0.85
Number of accumulation units outstanding at end of period (000 omitted)          281      310      309      338      410      106
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.92   $ 0.87   $ 0.71   $ 0.86   $ 0.95    $1.00
Accumulation unit value at end of period                                     $  0.98   $ 0.92   $ 0.87   $ 0.71   $ 0.86    $0.95
Number of accumulation units outstanding at end of period (000 omitted)        3,096    3,183    3,179    2,833    2,740      347
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  1.46   $ 1.18   $ 0.86   $ 0.96   $ 1.00    $1.00
Accumulation unit value at end of period                                     $  1.71   $ 1.46   $ 1.18   $ 0.86   $ 0.96    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        3,232    3,218    2,990    2,759    2,533      462
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.91   $ 0.80   $ 0.57   $ 0.72   $ 0.92    $1.00
Accumulation unit value at end of period                                     $  1.07   $ 0.91   $ 0.80   $ 0.57   $ 0.72    $0.92
Number of accumulation units outstanding at end of period (000 omitted)        1,064    1,166      780      832      763      145
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                               $  1.98   $ 1.51   $ 1.12   $ 1.11   $ 1.04    $1.00
Accumulation unit value at end of period                                     $  2.23   $ 1.98   $ 1.51   $ 1.12   $ 1.11    $1.04
Number of accumulation units outstanding at end of period (000 omitted)        9,097    7,490    4,889    2,603    1,003      137


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44 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2005      2004     2003     2002     2001     2000
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                               $  1.78   $ 1.45   $ 1.10   $ 1.23   $ 1.09    $1.00
Accumulation unit value at end of period                                     $  1.92   $ 1.78   $ 1.45   $ 1.10   $ 1.23    $1.09
Number of accumulation units outstanding at end of period (000 omitted)        5,121    3,861    2,159    1,333      350       18
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $  1.30   $ 1.10   $ 0.84   $ 1.00       --       --
Accumulation unit value at end of period                                     $  1.42   $ 1.30   $ 1.10   $ 0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)          386      418      252      203       --       --
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  1.86   $ 1.49   $ 1.17   $ 1.24   $ 1.11    $1.00
Accumulation unit value at end of period                                     $  2.09   $ 1.86   $ 1.49   $ 1.17   $ 1.24    $1.11
Number of accumulation units outstanding at end of period (000 omitted)       10,617    6,770    4,304    2,280      796       37
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $  1.41   $ 1.22   $ 0.84   $ 1.00   $ 0.96    $1.00
Accumulation unit value at end of period                                     $  1.48   $ 1.41   $ 1.22   $ 0.84   $ 1.00    $0.96
Number of accumulation units outstanding at end of period (000 omitted)          294      435      382      417      442      103
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                               $  0.90   $ 0.79   $ 0.62   $ 0.79   $ 0.91    $1.00
Accumulation unit value at end of period                                     $  0.95   $ 0.90   $ 0.79   $ 0.62   $ 0.79    $0.91
Number of accumulation units outstanding at end of period (000 omitted)       11,511    4,998    3,397    2,661    1,788      266
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.37   $ 0.37   $ 0.26   $ 0.44   $ 0.71    $1.00
Accumulation unit value at end of period                                     $  0.41   $ 0.37   $ 0.37   $ 0.26   $ 0.44    $0.71
Number of accumulation units outstanding at end of period (000 omitted)        1,248    1,311    1,434    1,198    1,061      219
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.77   $ 0.65   $ 0.49   $ 0.66   $ 0.87    $1.00
Accumulation unit value at end of period                                     $  1.00   $ 0.77   $ 0.65   $ 0.49   $ 0.66    $0.87
Number of accumulation units outstanding at end of period (000 omitted)        5,056    5,176    4,688    3,862    2,494      539
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.47   $ 0.39   $ 0.29   $ 0.41   $ 0.69    $1.00
Accumulation unit value at end of period                                     $  0.52   $ 0.47   $ 0.39   $ 0.29   $ 0.41    $0.69
Number of accumulation units outstanding at end of period (000 omitted)        1,075    1,194    1,263    1,297    1,358      289
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.96   $ 0.84   $ 0.66   $ 0.75   $ 1.00    $1.00
Accumulation unit value at end of period                                     $  1.06   $ 0.96   $ 0.84   $ 0.66   $ 0.75    $1.00
Number of accumulation units outstanding at end of period (000 omitted)        3,903    3,187    2,168      777      352       --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.61   $ 0.57   $ 0.47   $ 0.65   $ 0.87    $1.00
Accumulation unit value at end of period                                     $  0.63   $ 0.61   $ 0.57   $ 0.47   $ 0.65    $0.87
Number of accumulation units outstanding at end of period (000 omitted)        8,647    7,097    5,911    4,123    2,296      695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.80   $ 0.76   $ 0.57   $ 0.85   $ 0.90    $1.00
Accumulation unit value at end of period                                     $  0.83   $ 0.80   $ 0.76   $ 0.57   $ 0.85    $0.90
Number of accumulation units outstanding at end of period (000 omitted)        4,783    5,498    5,373    4,442    2,760      479
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                               $  1.18   $ 0.92   $ 0.68   $ 0.89   $ 1.00       --
Accumulation unit value at end of period                                     $  1.37   $ 1.18   $ 0.92   $ 0.68   $ 0.89       --
Number of accumulation units outstanding at end of period (000 omitted)        2,792    1,406      718      283      112       --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.07   $ 1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.21   $ 1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        1,793       45       --       --       --       --


--------------------------------------------------------------------------------
45 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.14  $  1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          468       15       --       --       --       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.02  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.04  $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        9,132      152       --       --       --       --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.73  $  0.65  $  0.49  $  0.57  $  0.81  $  1.00
Accumulation unit value at end of period                                     $  0.86  $  0.73  $  0.65  $  0.49  $  0.57  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)        1,234    1,386    1,585    1,662    1,676      404
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.56  $  0.48  $  0.36  $  0.52  $  0.79  $  1.00
Accumulation unit value at end of period                                     $  0.62  $  0.56  $  0.48  $  0.36  $  0.52  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)        2,910    3,132    3,452    3,552    3,407      767
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $  0.95  $  0.87  $  0.73  $  0.84  $  0.95  $  1.00
Accumulation unit value at end of period                                     $  0.98  $  0.95  $  0.87  $  0.73  $  0.84  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)        2,268    2,153    1,566    1,122      988      129
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $  1.04  $  1.04  $  1.04  $  1.04  $  1.01  $  1.00
Accumulation unit value at end of period                                     $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)       10,666   11,956   12,254   15,264   14,112    3,674

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.85%
AND 2.89%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                               $  1.01  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.02  $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          898       36       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $  1.23  $  1.19  $  1.14  $  1.09  $  1.02  $  1.00
Accumulation unit value at end of period                                     $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)       19,926   12,488   10,290    7,749    3,860      476
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $  1.33  $  1.14  $  0.81  $  1.01  $  1.00  $  1.00
Accumulation unit value at end of period                                     $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)       17,139   10,241    4,410    2,358    1,089       17
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                               $  1.39  $  1.13  $  0.81  $  0.87  $  0.88  $  1.00
Accumulation unit value at end of period                                     $  1.85  $  1.39  $  1.13  $  0.81  $  0.87  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)        2,792      711      217      149      100        7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                               $  1.47  $  1.35  $  1.20  $  1.05  $  1.05  $  1.00
Accumulation unit value at end of period                                     $  1.39  $  1.47  $  1.35  $  1.20  $  1.05  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)        6,917    4,157    2,454    1,346      529       95
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                               $  1.02  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.04  $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        6,543       21       --       --       --       --


--------------------------------------------------------------------------------
46 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                               $  0.50  $  0.47  $  0.39  $  0.53  $  0.77  $  1.00
Accumulation unit value at end of period                                     $  0.54  $  0.50  $  0.47  $  0.39  $  0.53  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)       13,724    6,535    5,159    3,200    2,185      741
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                               $  1.24  $  1.12  $  0.90  $  0.97  $  0.93  $  1.00
Accumulation unit value at end of period                                     $  1.28  $  1.24  $  1.12  $  0.90  $  0.97  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)       16,084   14,646    9,939    5,182    2,596      465
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                               $  1.01  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.03  $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        1,815        6       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                               $  0.77  $  0.66  $  0.52  $  0.64  $  0.91  $  1.00
Accumulation unit value at end of period                                     $  0.87  $  0.77  $  0.66  $  0.52  $  0.64  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)        3,145    2,082      359      191      182       13
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $  0.74  $  0.71  $  0.55  $  0.71  $  0.88  $  1.00
Accumulation unit value at end of period                                     $  0.78  $  0.74  $  0.71  $  0.55  $  0.71  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)       11,370    2,982      815      363      339      110

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                               $  1.03  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.07  $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)           70       --       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                               $  1.12  $  1.04  $  0.85  $  1.00  $  1.00       --
Accumulation unit value at end of period                                     $  1.23  $  1.12  $  1.04  $  0.85  $  1.00       --
Number of accumulation units outstanding at end of period (000 omitted)        1,403    1,420      998      351       86       --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                               $  1.00       --       --       --       --       --
Accumulation unit value at end of period                                     $  1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          351       --       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $  0.73  $  0.71  $  0.57  $  0.74  $  0.89  $  1.00
Accumulation unit value at end of period                                     $  0.73  $  0.73  $  0.71  $  0.57  $  0.74  $  0.89
Number of accumulation units outstanding at end of period (000 omitted)       16,572   20,755   18,793   12,999    6,990    1,168

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                               $  0.85  $  0.78  $  0.61  $  0.80  $  0.92  $  1.00
Accumulation unit value at end of period                                     $  0.89  $  0.85  $  0.78  $  0.61  $  0.80  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)        8,983    9,237    6,233    3,963    2,214      129


--------------------------------------------------------------------------------
47 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                               $  1.04  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.04  $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          339       45       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                               $  1.15  $  1.15  $  1.14  $  1.09  $  1.03  $  1.00
Accumulation unit value at end of period                                     $  1.16  $  1.15  $  1.15  $  1.14  $  1.09  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)       10,771   11,923    9,919    8,720    2,737      252
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                               $  1.25  $  1.06  $  0.72  $  0.88  $  0.95  $  1.00
Accumulation unit value at end of period                                     $  1.30  $  1.25  $  1.06  $  0.72  $  0.88  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)        3,007    2,896    1,716      913      440       65
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                               $  0.45  $  0.42  $  0.33  $  0.48  $  0.72  $  1.00
Accumulation unit value at end of period                                     $  0.49  $  0.45  $  0.42  $  0.33  $  0.48  $  0.72
Number of accumulation units outstanding at end of period (000 omitted)        1,292    1,567    1,601    1,307    1,186      459

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

ROYCE MICRO-CAP PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  1.84  $  1.63  $  1.10  $  1.27  $  0.99  $  1.00
Accumulation unit value at end of period                                     $  2.04  $  1.84  $  1.63  $  1.10  $  1.27  $  0.99
Number of accumulation units outstanding at end of period (000 omitted)          808      831      831      789      653      155
THIRD AVENUE VALUE PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  1.86  $  1.57  $  1.11  $  1.25  $  1.11  $  1.00
Accumulation unit value at end of period                                     $  2.12  $  1.86  $  1.57  $  1.11  $  1.25  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)        1,537    1,606    1,714    1,631    1,463      193
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                               $  1.03  $  0.80  $  0.54  $  0.63  $  0.80  $  1.00
Accumulation unit value at end of period                                     $  1.24  $  1.03  $  0.80  $  0.54  $  0.63  $  0.80
Number of accumulation units outstanding at end of period (000 omitted)       11,740    7,114    4,070    1,930      833      190
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.56  $  1.33  $  0.94  $  1.13  $  1.03  $  1.00
Accumulation unit value at end of period                                     $  1.73  $  1.56  $  1.33  $  0.94  $  1.13  $  1.03
Number of accumulation units outstanding at end of period (000 omitted)       14,569   10,599    6,621    2,942      855       77
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  1.10  $  1.02  $  0.84  $  0.97  $  1.00       --
Accumulation unit value at end of period                                     $  1.15  $  1.10  $  1.02  $  0.84  $  0.97       --
Number of accumulation units outstanding at end of period (000 omitted)        2,532    2,515    2,471    2,188    1,255       --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  0.98  $  0.90  $  0.69  $  0.90  $  1.00       --
Accumulation unit value at end of period                                     $  1.06  $  0.98  $  0.90  $  0.69  $  0.90       --
Number of accumulation units outstanding at end of period (000 omitted)        1,247    1,438      938      461       65       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  0.92  $  0.81  $  0.58  $  0.94  $  1.00       --
Accumulation unit value at end of period                                     $  0.97  $  0.92  $  0.81  $  0.58  $  0.94       --
Number of accumulation units outstanding at end of period (000 omitted)        1,473    1,593    1,080      587      140       --


--------------------------------------------------------------------------------
48 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.60  $  0.57  $  0.44  $  0.59  $  0.78  $  1.00
Accumulation unit value at end of period                                     $  0.65  $  0.60  $  0.57  $  0.44  $  0.59  $  0.78
Number of accumulation units outstanding at end of period (000 omitted)        1,181    1,364    1,417    1,542    1,628      576
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.03  $  0.90  $  0.67  $  0.86  $  0.94  $  1.00
Accumulation unit value at end of period                                     $  1.11  $  1.03  $  0.90  $  0.67  $  0.86  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)          451      603      627      754    1,015      468
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                               $  1.07  $  0.97  $  0.74  $  0.96  $  1.00       --
Accumulation unit value at end of period                                     $  1.11  $  1.07  $  0.97  $  0.74  $  0.96       --
Number of accumulation units outstanding at end of period (000 omitted)        6,121    5,022    3,923    2,930      730       --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                               $  1.61  $  1.31  $  0.92  $  0.98  $  1.00       --
Accumulation unit value at end of period                                     $  1.86  $  1.61  $  1.31  $  0.92  $  0.98       --
Number of accumulation units outstanding at end of period (000 omitted)        5,012    2,202    1,112      400       29       --
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                               $  0.73  $  0.64  $  0.52  $  0.66  $  0.94  $  1.00
Accumulation unit value at end of period                                     $  0.82  $  0.73  $  0.64  $  0.52  $  0.66  $  0.94
Number of accumulation units outstanding at end of period (000 omitted)        1,304    1,372    1,559    1,484    1,421      313
AMERICAN CENTURY VP VALUE, CLASS I (9/29/2000)
Accumulation unit value at beginning of period                               $  1.58  $  1.39  $  1.09  $  1.26  $  1.13  $  1.00
Accumulation unit value at end of period                                     $  1.64  $  1.58  $  1.39  $  1.09  $  1.26  $  1.13
Number of accumulation units outstanding at end of period (000 omitted)        1,751    1,713    1,494    1,337    1,354       89
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.94  $  0.88  $  0.74  $  0.86  $  0.93  $  1.00
Accumulation unit value at end of period                                     $  0.99  $  0.94  $  0.88  $  0.74  $  0.86  $  0.93
Number of accumulation units outstanding at end of period (000 omitted)        1,638      959      544      311      289       15
CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.79  $  0.70  $  0.50  $  0.71  $  0.85  $  1.00
Accumulation unit value at end of period                                     $  0.84  $  0.79  $  0.70  $  0.50  $  0.71  $  0.85
Number of accumulation units outstanding at end of period (000 omitted)          395      404      459      476      669      312
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.91  $  0.87  $  0.71  $  0.86  $  0.95  $  1.00
Accumulation unit value at end of period                                     $  0.97  $  0.91  $  0.87  $  0.71  $  0.86  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)        3,780    3,892    3,776    3,442    3,397      402
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  1.45  $  1.17  $  0.85  $  0.96  $  1.00  $  1.00
Accumulation unit value at end of period                                     $  1.69  $  1.45  $  1.17  $  0.85  $  0.96  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)        3,605    3,582    3,450    3,017    3,118      439
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.90  $  0.80  $  0.56  $  0.71  $  0.92  $  1.00
Accumulation unit value at end of period                                     $  1.06  $  0.90  $  0.80  $  0.56  $  0.71  $  0.92
Number of accumulation units outstanding at end of period (000 omitted)        1,169    1,245    1,023      973    1,046      148
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                               $  1.96  $  1.50  $  1.12  $  1.11  $  1.04  $  1.00
Accumulation unit value at end of period                                     $  2.21  $  1.96  $  1.50  $  1.12  $  1.11  $  1.04
Number of accumulation units outstanding at end of period (000 omitted)        6,194    5,320    3,834    2,650    1,215      150
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                               $  1.76  $  1.44  $  1.10  $  1.22  $  1.08  $  1.00
Accumulation unit value at end of period                                     $  1.90  $  1.76  $  1.44  $  1.10  $  1.22  $  1.08
Number of accumulation units outstanding at end of period (000 omitted)        3,470    2,522    1,628      986      410       56
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                               $  1.29  $  1.10  $  0.84  $  1.00       --       --
Accumulation unit value at end of period                                     $  1.41  $  1.29  $  1.10  $  0.84       --       --
Number of accumulation units outstanding at end of period (000 omitted)          357      328      255       92       --       --


--------------------------------------------------------------------------------
49 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                               $  1.85  $  1.48  $  1.16  $  1.23  $  1.11  $  1.00
Accumulation unit value at end of period                                     $  2.06  $  1.85  $  1.48  $  1.16  $  1.23  $  1.11
Number of accumulation units outstanding at end of period (000 omitted)        7,580    5,065    3,549    2,398    1,096      162
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $  1.40  $  1.21  $  0.84  $  1.00  $  0.96  $  1.00
Accumulation unit value at end of period                                     $  1.47  $  1.40  $  1.21  $  0.84  $  1.00  $  0.96
Number of accumulation units outstanding at end of period (000 omitted)          413      521      565      661      727      107
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                               $  0.89  $  0.79  $  0.61  $  0.79  $  0.91  $  1.00
Accumulation unit value at end of period                                     $  0.94  $  0.89  $  0.79  $  0.61  $  0.79  $  0.91
Number of accumulation units outstanding at end of period (000 omitted)        7,488    4,379    2,692    2,301    1,422      202
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.37  $  0.37  $  0.26  $  0.44  $  0.71  $  1.00
Accumulation unit value at end of period                                     $  0.41  $  0.37  $  0.37  $  0.26  $  0.44  $  0.71
Number of accumulation units outstanding at end of period (000 omitted)        1,143    1,305    1,427    1,276    1,190      260
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.76  $  0.65  $  0.48  $  0.66  $  0.87  $  1.00
Accumulation unit value at end of period                                     $  0.99  $  0.76  $  0.65  $  0.48  $  0.66  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)        3,778    3,724    3,654    4,229    3,147      640
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.46  $  0.39  $  0.29  $  0.41  $  0.68  $  1.00
Accumulation unit value at end of period                                     $  0.52  $  0.46  $  0.39  $  0.29  $  0.41  $  0.68
Number of accumulation units outstanding at end of period (000 omitted)        1,353    1,509    1,785    2,305    2,460      682
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  0.97  $  0.85  $  0.67  $  0.76  $  1.01  $  1.00
Accumulation unit value at end of period                                     $  1.06  $  0.97  $  0.85  $  0.67  $  0.76  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)        3,932    3,125    1,977      714      498       16
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.61  $  0.56  $  0.46  $  0.65  $  0.87  $  1.00
Accumulation unit value at end of period                                     $  0.63  $  0.61  $  0.56  $  0.46  $  0.65  $  0.87
Number of accumulation units outstanding at end of period (000 omitted)        5,560    5,021    4,726    4,234    3,342      685
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                               $  0.79  $  0.75  $  0.57  $  0.85  $  0.90  $  1.00
Accumulation unit value at end of period                                     $  0.83  $  0.79  $  0.75  $  0.57  $  0.85  $  0.90
Number of accumulation units outstanding at end of period (000 omitted)        3,667    4,463    4,471    3,982    2,670      527
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                               $  1.18  $  0.91  $  0.68  $  0.89  $  1.00       --
Accumulation unit value at end of period                                     $  1.36  $  1.18  $  0.91  $  0.68  $  0.89       --
Number of accumulation units outstanding at end of period (000 omitted)        2,287    1,297      759      512      218       --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.07  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.21  $  1.07       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        1,151       31       --       --       --       --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.05  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.14  $  1.05       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          417       22       --       --       --       --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.02  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.04  $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        5,096       84       --       --       --       --


--------------------------------------------------------------------------------
50 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.73  $  0.65  $  0.49  $  0.57  $  0.81  $  1.00
Accumulation unit value at end of period                                     $  0.85  $  0.73  $  0.65  $  0.49  $  0.57  $  0.81
Number of accumulation units outstanding at end of period (000 omitted)        1,151    1,237    1,460    1,724    2,087      686
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.55  $  0.47  $  0.36  $  0.52  $  0.79  $  1.00
Accumulation unit value at end of period                                     $  0.62  $  0.55  $  0.47  $  0.36  $  0.52  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)        2,018    2,390    2,773    3,507    4,095    1,162
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $  0.94  $  0.86  $  0.73  $  0.84  $  0.95  $  1.00
Accumulation unit value at end of period                                     $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)        1,877    1,818    1,979    1,811    1,468      387
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $  1.03  $  1.04  $  1.04  $  1.04  $  1.01  $  1.00
Accumulation unit value at end of period                                     $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)        7,130    8,287   10,038   12,020   13,646    4,153

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE
2.65% AND 2.68%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                               $  1.00  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.01  $  1.00       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          601        8       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $  1.22  $  1.18  $  1.14  $  1.09  $  1.02  $  1.00
Accumulation unit value at end of period                                     $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)       15,251   10,446    8,654    7,278    4,119      600
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $  1.32  $  1.13  $  0.81  $  1.01  $  1.00  $  1.00
Accumulation unit value at end of period                                     $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)       12,648    8,024    4,235    2,480    1,303       83
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                               $  1.38  $  1.12  $  0.81  $  0.86  $  0.88  $  1.00
Accumulation unit value at end of period                                     $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)        1,792      593      234      195      107       12
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                               $  1.46  $  1.34  $  1.20  $  1.05  $  1.05  $  1.00
Accumulation unit value at end of period                                     $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)        5,648    3,777    2,836    1,944    1,001      174
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                               $  1.02  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.03  $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        3,131      218       --       --       --       --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                               $  0.50  $  0.46  $  0.39  $  0.53  $  0.77  $  1.00
Accumulation unit value at end of period                                     $  0.54  $  0.50  $  0.46  $  0.39  $  0.53  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)        8,017    3,588    4,296    2,674    2,826    1,195


--------------------------------------------------------------------------------
51 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002      2001     2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                               $  1.23  $  1.11  $  0.90  $  0.97   $ 0.93   $ 1.00
Accumulation unit value at end of period                                     $  1.27  $  1.23  $  1.11  $  0.90   $ 0.97   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)       13,288   12,815   10,123    5,961    3,548      577
RIVERSOURCE(SM)VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                               $  1.01  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.03  $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)        1,067        1       --       --       --       --
RIVERSOURCE(SM)VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                               $  0.76  $  0.66  $  0.52  $  0.64   $ 0.91   $ 1.00
Accumulation unit value at end of period                                     $  0.86  $  0.76  $  0.66  $  0.52   $ 0.64   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)        2,785    1,364      594      495      455      316
RIVERSOURCE(SM)VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                               $  0.74  $  0.70  $  0.55  $  0.71   $ 0.88   $ 1.00
Accumulation unit value at end of period                                     $  0.78  $  0.74  $  0.70  $  0.55   $ 0.71   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)        5,105    1,558      831      450      326       65

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM)VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM)VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                               $  1.03  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.07  $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)           76       --       --       --       --       --
RIVERSOURCE(SM)VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                               $  1.11  $  1.03  $  0.85  $  0.99   $ 1.00       --
Accumulation unit value at end of period                                     $  1.22  $  1.11  $  1.03  $  0.85   $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)        1,256    1,359      811      401      184       --

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM)VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM)VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                               $  1.00       --       --       --       --       --
Accumulation unit value at end of period                                     $  1.19       --       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          247       --       --       --       --       --
RIVERSOURCE(SM)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $  0.72  $  0.70  $  0.57  $  0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                     $  0.72  $  0.72  $  0.70  $  0.57   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)       11,371   14,467   14,029   11,893    8,744    1,885

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM)VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM)VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                               $  0.85  $  0.78  $  0.61  $  0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                     $  0.88  $  0.85  $  0.78  $  0.61   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)        7,646    7,782    5,947    3,742    1,886      113
RIVERSOURCE(SM)VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                               $  1.04  $  1.00       --       --       --       --
Accumulation unit value at end of period                                     $  1.04  $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)          161       42       --       --       --       --
RIVERSOURCE(SM)VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                               $  1.14  $  1.14  $  1.14  $  1.08   $ 1.03   $ 1.00
Accumulation unit value at end of period                                     $  1.15  $  1.14  $  1.14  $  1.14   $ 1.08   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)        9,250    9,832    9,828    8,010    4,050      474


--------------------------------------------------------------------------------
52 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                           2005      2004     2003     2002     2001     2000
RIVERSOURCE(SM)VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                               $  1.24   $ 1.05   $ 0.72   $ 0.88   $ 0.95    $1.00
Accumulation unit value at end of period                                     $  1.28   $ 1.24   $ 1.05   $ 0.72   $ 0.88    $0.95
Number of accumulation units outstanding at end of period (000 omitted)        2,289    2,188    1,581      998      599      100
RIVERSOURCE(SM)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                               $  0.45   $ 0.41   $ 0.32   $ 0.48   $ 0.72    $1.00
Accumulation unit value at end of period                                     $  0.48   $ 0.45   $ 0.41   $ 0.32   $ 0.48    $0.72
Number of accumulation units outstanding at end of period (000 omitted)        1,383    1,236    1,389    1,548    2,100      750

*RIVERSOURCE(SM)VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM)VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

ROYCE MICRO-CAP PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  1.82   $ 1.62   $ 1.10   $ 1.27   $ 0.99    $1.00
Accumulation unit value at end of period                                     $  2.02   $ 1.82   $ 1.62   $ 1.10   $ 1.27    $0.99
Number of accumulation units outstanding at end of period (000 omitted)          875      985    1,056      940      853      210
THIRD AVENUE VALUE PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                               $  1.85   $ 1.56   $ 1.10   $ 1.25   $ 1.11    $1.00
Accumulation unit value at end of period                                     $  2.10   $ 1.85   $ 1.56   $ 1.10   $ 1.25    $1.11
Number of accumulation units outstanding at end of period (000 omitted)        1,838    1,839    1,807    1,828    1,677      215
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                               $  1.02   $ 0.79   $ 0.54   $ 0.63   $ 0.80    $1.00
Accumulation unit value at end of period                                     $  1.23   $ 1.02   $ 0.79   $ 0.54   $ 0.63    $0.80
Number of accumulation units outstanding at end of period (000 omitted)        8,190    5,277    3,289    2,052    1,069      225
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                               $  1.55   $ 1.32   $ 0.93   $ 1.13   $ 1.02    $1.00
Accumulation unit value at end of period                                     $  1.71   $ 1.55   $ 1.32   $ 0.93   $ 1.13    $1.02
Number of accumulation units outstanding at end of period (000 omitted)       11,377    8,711    6,164    3,595    1,227      128
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  1.09   $ 1.01   $ 0.84   $ 0.97   $ 1.00       --
Accumulation unit value at end of period                                     $  1.14   $ 1.09   $ 1.01   $ 0.84   $ 0.97       --
Number of accumulation units outstanding at end of period (000 omitted)        1,925    2,001    2,040    1,735      698       --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  0.97   $ 0.89   $ 0.69   $ 0.90   $ 1.00       --
Accumulation unit value at end of period                                     $  1.05   $ 0.97   $ 0.89   $ 0.69   $ 0.90       --
Number of accumulation units outstanding at end of period (000 omitted)          530      551      564      375       97       --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                               $  0.91   $ 0.81   $ 0.58   $ 0.94   $ 1.00       --
Accumulation unit value at end of period                                     $  0.96   $ 0.91   $ 0.81   $ 0.58   $ 0.94       --
Number of accumulation units outstanding at end of period (000 omitted)        1,423    1,489    1,344      816      222       --


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53 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4

Revenues Received During Calendar Year 2005                                 p. 4

Principal Underwriter                                                       p. 5

Independent Registered Public Accounting Firm                               p. 5

Financial Statements


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54 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


        Ameriprise Financial Services, Inc. (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).
      RiverSource(SM) insurance and annuity branded products are issued by IDS Life Insurance Company of New York, an Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6471 H (5/06)

PROSPECTUS


MAY 1, 2006

RIVERSOURCE(SM)

RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE(SM)

RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

NEW RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY AND RIVERSOURCE RETIREMENT ADVISOR SELECT VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: (800) 541-2251
            ameriprise.com/variableannuities


            IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

-  AIM Variable Insurance Funds

-  AllianceBernstein Variable Products Series Fund, Inc.

-  American Century Variable Portfolios, Inc.

-  Calvert Variable Series, Inc.

-  Columbia Funds Variable Insurance Trust
-  Credit Suisse Trust
-  Eaton Vance Variable Trust
-  Evergreen Variable Annuity Trust
-  Fidelity(R) Variable Insurance Products - Service Class 2
-  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2
-  Goldman Sachs Variable Insurance Trust (VIT)
-  Janus Aspen Series: Service Shares
-  Lazard Retirement Series, Inc.
-  MFS(R) Variable Insurance Trust(SM)
-  Neuberger Berman Advisers Management Trust
-  Oppenheimer Variable Account Funds - Service Shares
-  PIMCO Variable Insurance Trust (VIT)
-  Pioneer Variable Contracts Trust (VCT), Class II Shares
-  Putnam Variable Trust - Class IB Shares
-  RiverSource(SM) Variable Portfolio Funds
   (previously American Express(R) Variable Portfolio Funds)
-  The Universal Institutional Funds, Inc.
   Van Kampen Life Investment Trust
-  Wanger Advisors Trust
-  Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

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1 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS



KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                  11
FINANCIAL STATEMENTS                                                         11
THE VARIABLE ACCOUNT AND THE FUNDS                                           12
THE FIXED ACCOUNT                                                            24
BUYING YOUR CONTRACT                                                         24
CHARGES                                                                      26
VALUING YOUR INVESTMENT                                                      30
MAKING THE MOST OF YOUR CONTRACT                                             31
SURRENDERS                                                                   35
TSA -- SPECIAL PROVISIONS                                                    36
CHANGING OWNERSHIP                                                           36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                          37
OPTIONAL BENEFITS                                                            38
THE ANNUITY PAYOUT PERIOD                                                    39
TAXES                                                                        41
VOTING RIGHTS                                                                44
SUBSTITUTION OF INVESTMENTS                                                  44
ABOUT THE SERVICE PROVIDERS                                                  44
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                        46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 67



CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contract.


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2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

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3 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 24)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 24)


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4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

  If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or
     $50 per month

                                                   RAVA ADVANTAGE    RAVA SELECT
  If paying by any other method:
     initial payment for qualified annuities           $1,000           $ 2,000
     initial payment for nonqualified annuities         2,000            10,000
     for any additional payments                           50                50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                   RAVA ADVANTAGE    RAVA SELECT
     through age 85                                    100,000         100,000
     for ages 86 to 90                                  50,000          50,000


* For RAVA Advantage contracts with initial purchase payment of more than $999,999, our office approval is required.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 32)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 35)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 36)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 37)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 38)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 39)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 41)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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5 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.


CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

            NUMBER OF COMPLETED YEARS
          FROM DATE OF PURCHASE PAYMENT           SURRENDER CHARGE PERCENTAGE
                       0                                      7%
                       1                                      7
                       2                                      7
                       3                                      6
                       4                                      5
                       5                                      4
                       6                                      2
                       7                                      0

SURRENDER CHARGE FOR RAVA SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)

          YEARS FROM CONTRACT DATE           SURRENDER CHARGE PERCENTAGE
                     1                                   7%
                     2                                   7
                     3                                   7
                     Thereafter                          0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

                                                  ASSUMED INVESTMENT RATE
                                              3.50%                     5.00%
Qualified annuity discount rate               4.72%                     6.22%
Nonqualified annuity discount rate            4.92%                     6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                   $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER

(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)

MAV RIDER FEE                                   0.25%*

*  For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:         RAVA ADVANTAGE          RAVA SELECT
For nonqualified annuities                  0.95%                  1.20%
For qualified annuities                     0.75%                  1.00%

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6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT FOR THE LAST FISCAL YEAR YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)


(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                    MINIMUM             MAXIMUM
Total expenses before fee waivers and/or expense reimbursements      0.53%               5.85%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                         GROSS TOTAL
                                                                         MANAGEMENT   12b-1    OTHER        ANNUAL
                                                                            FEES      FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                        0.61%     0.25%     0.29%     1.15%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                         0.75      0.25      0.34      1.34(1),(3)
AIM V.I. Dynamics Fund, Series I Shares                                     0.75        --      0.42      1.17(1),(3)
AIM V.I. Financial Services Fund, Series I Shares                           0.75        --      0.37      1.12(1)
AIM V.I. Global Health Care Fund, Series II Shares                          0.75      0.25      0.33      1.33(1),(3)
AIM V.I. Technology Fund, Series I Shares                                   0.75        --      0.37      1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                 0.75      0.25      0.17      1.17(4)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                 0.55      0.25      0.05      0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)               0.75      0.25      0.12      1.12(4)
American Century VP International, Class II                                 1.13      0.25        --      1.38(4)
American Century VP Ultra(R), Class II                                      0.90      0.25      0.01      1.16(4)
American Century VP Value, Class II                                         0.83      0.25        --      1.08(4)
Calvert Variable Series, Inc. Social Balanced Portfolio                     0.70        --      0.22      0.92(5)
Columbia Marsico Growth Fund, Variable Series                               0.74      0.25      0.34      1.33(6)
Columbia Marsico International Opportunities Fund, Variable Series          0.80      0.25      0.43      1.48(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                   0.50      0.25      0.55      1.30(7)
Eaton Vance VT Floating-Rate Income Fund                                    0.58        --      0.69      1.27(4)
Evergreen VA Fundamental Large Cap Fund - Class 2                           0.58      0.25      0.18      1.01(8)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                     0.57      0.25      0.09      0.91(9)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                   0.47      0.25      0.12      0.84(9)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           0.57      0.25      0.12      0.94(9)
Fidelity(R) VIP Overseas Portfolio Service Class 2                          0.72      0.25      0.17      1.14(9)
FTVIPT Franklin Real Estate Fund - Class 2                                  0.47      0.25      0.02      0.74(10),(11)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   0.52      0.25      0.17      0.94(11),(12)
FTVIPT Mutual Shares Securities Fund - Class 2                              0.60      0.25      0.18      1.03(11)
Goldman Sachs VIT Mid Cap Value Fund                                        0.80        --      0.07      0.87(13)
Goldman Sachs VIT Structured U.S. Equity Fund                               0.65        --      0.09      0.74(13)
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Janus Aspen Series Global Technology Portfolio: Service Shares              0.64      0.25      0.09      0.98(14)
Janus Aspen Series International Growth Portfolio: Service Shares           0.64      0.25      0.06      0.95(14)


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7 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                                         MANAGEMENT   12b-1    OTHER        ANNUAL
                                                                            FEES      FEES    EXPENSES     EXPENSES
Lazard Retirement International Equity Portfolio                            0.75%     0.25%     0.21%     1.21%(15)
MFS(R) Investors Growth Stock Series - Service Class                        0.75      0.25      0.15      1.15(16),(17)
MFS(R) New Discovery Series - Service Class                                 0.90      0.25      0.16      1.31(16),(17)
MFS(R) Utilities Series - Service Class                                     0.75      0.25      0.15      1.15(16),(17)
Neuberger Berman Advisers Management Trust International Portfolio
(Class S)                                                                   1.15      0.25      4.45      5.85(18),(19)
Oppenheimer Global Securities Fund/VA, Service Shares                       0.63      0.25      0.04      0.92(20)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   0.74      0.25      0.05      1.04(20)
Oppenheimer Strategic Bond Fund/VA, Service Shares                          0.69      0.25      0.02      0.96(20)
PIMCO VIT All Asset Portfolio, Advisor Share Class                          0.20      0.25      0.88      1.33(21)
Pioneer Equity Income VCT Portfolio - Class II Shares                       0.65      0.25      0.06      0.96(4)
Pioneer Europe VCT Portfolio - Class II Shares                              0.85      0.25      0.76      1.86(4)
Putnam VT Health Sciences Fund - Class IB Shares                            0.70      0.25      0.11      1.06(4)
Putnam VT International Equity Fund - Class IB Shares                       0.75      0.25      0.18      1.18(4)
Putnam VT Vista Fund - Class IB Shares                                      0.65      0.25      0.09      0.99(4)
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54      0.13      0.14      0.81(22),(23),(24)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33      0.13      0.15      0.61(22),(23)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Core Bond Fund                         0.48      0.13      0.33      0.94(22),(23),(25)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47      0.13      0.17      0.77(22),(23)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.68      0.13      0.16      0.97(22),(23),(24)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                  1.05      0.13      0.34      1.52(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund)
RiverSource(SM) Variable Portfolio - Fundamental Value Fund                 0.73      0.13      0.16      1.02(23),((2)(6))
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71      0.13      0.20      1.04(22),(23)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                             0.44      0.13      0.33      0.90(22),(23),(25)
(previously AXP(R) Variable Portfolio - Inflation Protected
Securities Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                            0.66      0.13      0.17      0.96(22),(23),(24)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59      0.13      0.16      0.88(22),(23)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund              0.61      0.13      0.34      1.08(22),(23),(25)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72      0.13      0.20      1.05(22),(23),(24)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56      0.13      0.14      0.83(22),(23),(24)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                   0.60      0.13      1.86      2.59(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63      0.13      0.17      0.93(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                     0.70      0.13      2.18      3.01(22),(23),(25)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)


--------------------------------------------------------------------------------
8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                                         MANAGEMENT   12b-1    OTHER        ANNUAL
                                                                            FEES      FEES    EXPENSES     EXPENSES
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                     0.22%     0.13%     0.18%     0.53%(22),(23),(25)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Select Value Fund                      0.77      0.13      0.30      1.20(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund    0.48      0.13      0.17      0.78(22),(23)
(previously AXP(R) Variable Portfolio - Short Duration
U.S. Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund               0.80      0.13      0.22      1.15(22),(23),(24)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                   0.92      0.13      0.24      1.29(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares        0.56      0.25      0.03      0.84(4)
Van Kampen UIF Global Real Estate Portfolio Class II Shares                 0.85      0.35      0.62      1.82((2)(7))
Van Kampen UIF Mid Cap Growth Portfolio Class II Shares                     0.75      0.35      0.34      1.44((2)(7))
Wanger International Small Cap                                              0.95        --      0.18      1.13(4)
Wanger U.S. Smaller Companies                                               0.90        --      0.05      0.95(4)
Wells Fargo Advantage VT Asset Allocation Fund                              0.55      0.25      0.24      1.04((2)(8))
Wells Fargo Advantage VT International Core Fund                            0.75      0.25      0.41      1.41((2)(8))
Wells Fargo Advantage VT Opportunity Fund                                   0.72      0.25      0.21      1.18((2)(8))
Wells Fargo Advantage VT Small Cap Growth Fund                              0.75      0.25      0.24      1.24((2)(8))



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses of Series I shares to 1.30% and Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series II Shares the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisors, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.
(6) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.
(7) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust
     - Commodity Return Strategy Portfolio.
(8) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.
(9) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.79% for Fidelity(R) VIP Growth & Income Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.
(10) The Fund administration fee is paid indirectly through the management fee.
(11) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(12) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.
(13) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(14) Janus Capital has contractually agreed to waive certain Portfolio's total annual operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
9 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(15) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.
(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.
(18) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.
(19) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.
(20) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(21) "Other expense" also includes Underlying Fund expenses. Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(23) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(24) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.
(25) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     0.83% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.
(26) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.07% for RiverSource(SM) Variable Portfolio - Fundamental Value Fund.
(27) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio Class II Shares. In addition, Van Kampen UIF Global Real Estate Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimated assuming the average daily net assets of the Portfolio were not more than $75,000,000.
(28) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.


--------------------------------------------------------------------------------
10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you selected the optional MAV. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                       IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                 AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
                              1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR     3 YEARS       5 YEARS     10 YEARS
NONQUALIFIED ANNUITY

RAVA ADVANTAGE                $1,425.19  $2,726.94    $3,866.27    $6,559.45    $725.19    $2,126.94    $3,466.27    $6,559.45

RAVA SELECT                    1,451.43   2,898.08     3,572.90     6,718.66     751.43     2,198.08     3,572.90     6,718.66

QUALIFIED ANNUITY

RAVA ADVANTAGE                $1,404.69  $2,671.09    $3,782.12    $6,431.98    $704.69    $2,071.09    $3,382.12    $6,431.98

RAVA SELECT                    1,430.93   2,842.53     3,489.70     6,594.65     730.93     2,142.53     3,489.70     6,594.65


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                       IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                 AT THE END OF THE APPLICABLE TIME PERIOD:         AT THE END OF THE APPLICABLE TIME PERIOD:
                              1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR     3 YEARS       5 YEARS     10 YEARS
NONQUALIFIED ANNUITY

RAVA ADVANTAGE                  $854.26  $1,078.97    $1,226.52    $1,806.15    $154.26      $478.97      $826.52    $1,806.15

RAVA SELECT                      880.50   1,258.99       962.05     2,087.94     180.50       558.99       962.05     2,087.94

QUALIFIED ANNUITY

RAVA ADVANTAGE                  $833.76  $1,016.16    $1,119.63    $1,581.05    $133.76      $416.16      $719.63    $1,581.05

RAVA SELECT                      860.00   1,196.51       856.29     1,868.40     160.00       496.51       856.29     1,868.40



* In these examples, the $30 contract administrative charge is approximated as a .025% charge for RAVA Advantage and .031% charge for RAVA Select. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and do not have any activity as of the financial statements date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include the audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

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11 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


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12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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13 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital           Growth of capital. Invests principally in common stocks of        A I M Advisors, Inc.
Appreciation Fund,         companies likely to benefit from new or innovative products,
Series II Shares           services or processes as well as those with above-average
                           long-term growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign
                           securities that involve risks not associated with investing solely in the United States.

AIM V.I. Capital           Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Development Fund,          (including common stocks, convertible securities and bonds) of
Series II Shares           small- and medium-sized companies. The Fund may invest up to
                           25% of its total assets in foreign securities.

AIM V.I. Dynamics          Capital growth. Invests at least 65% of its net assets            A I M Advisors, Inc.
Fund, Series I Shares      primarily in common stocks of mid-sized companies, companies included in the Russell Midcap(R) Growth Index at the time of purchase. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

AIM V.I. Financial         Capital growth. Actively managed. Invests at least 80% of its     A I M Advisors, Inc.
Services Fund,             net assets in the equity securities and equity-related
Series I Shares            instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries
                           (asset managers, brokerage firms, and government-sponsored agencies and suppliers to financial services companies).

AIM V.I. Global            Capital growth. The fund seeks to meet its objective by           A I M Advisors, Inc.
Health Care Fund,          investing, normally, at least 80% of its assets in securities
Series II Shares           of health care industry companies. The fund may invest up to
                           20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5%
                           of its total assets in lower-quality debt securities, i.e., junk bonds.

AIM V.I. Technology        Capital growth. The Fund is actively managed. Invests at least    A I M Advisors, Inc.
Fund, Series I Shares      80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related
                           industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors,
                           telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the companies in this sector.

AllianceBernstein VPS      Long-term growth of capital. The Fund invests at least 80% of     AllianceBernstein L.P.
Global Technology          its net assets in securities of companies that use technology
Portfolio (Class B)        extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of U.S.
                           and foreign companies selected for their growth potential.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
Growth and Income          dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.


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14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS      Long-term growth of capital. Invests primarily in a diversified   AllianceBernstein L.P.
International Value        portfolio of equity securities of established companies
Portfolio (Class B)        selected from more than 40 industries and from more than 40 developed and emerging market countries.

American Century VP        Capital growth. Invests primarily in stocks of growing foreign    American Century Global Investment
International, Class II    companies in developed countries.                                 Management, Inc.

American Century VP        Long-term capital growth. Invests primarily in U.S. companies,    American Century Investment
Ultra(R), Class II         but there is no limit on the amount of assets the Fund can        Management, Inc.
                           invest in foreign companies.

American Century VP        Long-term capital growth, with income as a secondary objective.   American Century Investment
Value, Class II            Invests primarily in stocks of companies that management          Management, Inc.
                           believes to be undervalued at the time of purchase.

Calvert Variable           Income and capital growth. Invests primarily in stocks, bonds     Calvert Asset Management Company,
Series, Inc. Social        and money market instruments which offer income and capital       Inc. (CAMCO), investment adviser.
Balanced Portfolio         growth opportunity and which satisfy the investment and social    SsgA Funds Management, Inc. and New
                           criteria.                                                         Amsterdam Partners, LLP are the
                                                                                             investment subadvisers.

Columbia Marsico           Long-term growth of capital. The Fund invests primarily in        Columbia Management Advisors, LLC
Growth Fund,               equity securities of large-capitalization companies that are      (advisor); Marsico Capital
Variable Series            selected for their growth potential. It generally holds a core    Management, LLC (sub-advisor)
                           position of between 35 and 50 common stocks. It may hold up to
                           25% of its assets in foreign securities.

Columbia Marsico           Long-term growth of capital. The Fund normally invests at least   Columbia Management Advisors, LLC
International              65% of its assets in common stocks of foreign companies. While    (advisor); Marsico Capital
Opportunities Fund,        the Fund may invest in companies of any size, it focuses on       Management, LLC (sub-advisor)
Variable Series            large companies. These companies are selected for their
                           long-term growth potential. The Fund normally invests in
                           issuers from at least three different countries not including the United States and generally holds a core position of 35 to
                           50 common stocks. The Fund may invest in common stocks of
                           companies operating in emerging markets.

Credit Suisse Trust -      Total return. Invests in commodity-linked derivative              Credit Suisse Asset Management, LLC
Commodity Return           instruments backed by a portfolio of fixed-income securities.
Strategy Portfolio         The portfolio invests in commodity-linked derivative
                           instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.


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15 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT             High level of current income. Non-diversified mutual fund that    Eaton Vance Management
Floating-Rate              normally invests primarily in senior floating rate loans
Income Fund                ("Senior Loans"). Senior Loans typically are of below
                           investment grade quality and have below investment grade credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of the Fund holdings, as well as other investments that are available. The Fund may invest up to
                           25% of its total assets in foreign securities and may engage in certain hedging transactions.

Evergreen VA               Capital growth with the potential for current income. Invests     Evergreen Investment Management
Fundamental Large          primarily in common stocks of large U.S. companies whose market   Company, LLC
Cap Fund - Class 2         capitalizations measured at time of purchase fall within the market capitalization range of the companies tracked by the
                           Russell 1000(R) Index.

Fidelity(R) VIP            Seeks long-term capital appreciation. Normally invests            Fidelity Management & Research
Contrafund(R) Portfolio    primarily in common stocks. Invests in securities of companies    Company (FMR), investment manager;
Service Class 2            whose value it believes is not fully recognized by the public.    FMR U.K. and FMR Far East,
                           Invests in either "growth" stocks or "value" stocks or both.      sub-investment advisers.
                           The fund invests in domestic and foreign issuers.

Fidelity(R) VIP            Seeks high total return through a combination of current income   FMR, investment manager; FMR U.K.,
Growth & Income            and capital appreciation. Normally invests a majority of assets   FMR Far East, sub-investment
Portfolio Service          in common stocks with a focus on those that pay current           advisers.
Class 2                    dividends and show potential for capital appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                           Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap    Long-term growth of capital. Normally invests primarily in        FMR, investment manager; FMR U.K.,
Portfolio Service          common stocks. Normally invests at least 80% of assets in         FMR Far East, sub-investment
Class 2                    securities of companies with medium market capitalizations. May   advisers.
                           invest in companies with smaller or larger market
                           capitalizations. Invests in domestic and foreign issuers. The
                           Fund invests in either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas   Long-term growth of capital. Normally invests primarily in        FMR, investment manager; FMR U.K.,
Portfolio Service          common stocks of foreign securities. Normally invests at least    FMR Far East, Fidelity International
Class 2                    80% of assets in non-U.S. securities.                             Investment Advisors (FIIA) and FIIA
                                                                                             U.K., sub-investment advisers.

FTVIPT Franklin Real       Seeks capital appreciation, with current income as a secondary    Franklin Advisers, Inc.
Estate Fund - Class 2      goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate
                           sector.


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16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small      Seeks long-term total return. The Fund normally invests at        Franklin Advisory Services, LLC
Cap Value Securities       least 80% of its net assets in investments of small
Fund - Class 2             capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization
                           companies are those with market capitalization values not
                           exceeding $2.5 billion, at the time of purchase. The Fund
                           invests mainly in equity securities of companies that the
                           manager believes are undervalued.

FTVIPT Mutual Shares       Seeks capital appreciation, with income as a secondary goal.      Franklin Mutual Advisers, LLC
Securities Fund -          The Fund normally invests mainly in equity securities that the
Class 2                    manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

Goldman Sachs VIT          Seeks long-term capital appreciation. The Fund invests, under     Goldman Sachs Asset Management, L.P.
Mid Cap Value Fund         normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of
                           purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                           capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                           capitalization of companies constituting the Russell Midcap(R)
                           Value Index at the time of investment. If the market
                           capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the
                           securities. The capitalization range of the Russell Midcap(R)
                           Value Index is currently between $276 million and $14.9
                           billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net
                           Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign
                           currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                           capitalizations outside the range of companies constituting the
                           Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs VIT          The Fund seeks long-term growth of capital and dividend income.   Goldman Sachs Asset Management, L.P.
Structured U.S. Equity     The Fund invests, under normal circumstances, at least 90% of
Fund                       its total assets (not including securities lending collateral and any investment of that collateral) measured at time of
(previously Goldman        purchase ("Total Assets") in a diversified portfolio of equity
Sachs VIT CORE U.S.        investments in U.S. issuers, including foreign companies that
Equity Fund)               are traded in the United States. However, it is currently
                           anticipated that, under normal circumstances, the Fund will
CORE is a registered       invest at least 95% of its net assets plus any borrowings for
service mark of            investment purposes (measured at the time of purchase) in such
Goldman, Sachs & Co.       equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental
                           research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P
                           500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.


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17 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series         Long-term growth of capital. Invests, under normal                Janus Capital
Global Technology          circumstances, at least 80% of its net assets in securities of
Portfolio:                 companies that the portfolio manager believes will benefit
Service Shares             significantly from advances or improvements in technology. It implements this policy by investing primarily in equity
                           securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series         Long-term growth of capital. Invests, under normal                Janus Capital
International              circumstances, at least 80% of its net assets in securities of
Growth Portfolio:          issuers from at least five different countries, excluding the
Service Shares             United States. Although the Portfolio intends to invest
                           substantially all of its assets in issuers located outside the
                           United States, it may at times invest in U.S. issuers and under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

Lazard Retirement          Long-term capital appreciation. Invests primarily in equity       Lazard Asset Management, LLC
International              securities, principally common stocks, of relatively large
Equity Portfolio           non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                           Australia and Far East (EAFE(R)) Index that the Investment
                           Manager believes are undervalued based on their earnings, cash flow or asset values.

MFS(R) Investors           Long-term growth of capital and future income. Invests at least   MFS Investment Management(R)
Growth Stock Series -      80% of its net assets in common stocks and related securities
Service Class              of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery       Capital appreciation. Invests at least 65% of its net assets in   MFS Investment Management(R)
Series - Service Class     equity securities of emerging growth companies.

MFS(R) Utilities Series -  Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
Service Class              and debt securities of domestic and foreign companies in the utilities industry.

Neuberger Berman           Long-term growth of capital. The Fund invests mainly in foreign   Neuberger Berman Management Inc.
Advisers Management        companies of any size, including companies in developed and
Trust International        emerging industrialized markets. The Fund defines a foreign
Portfolio (Class S)        company as one that is organized outside of the United States and conducts the majority of its business abroad. The Fund seeks to reduce risk by diversifying among many industries.
                           Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical
                           regions.

Oppenheimer Global         Long-term capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Securities Fund/VA,        of U.S. and foreign issuers that are "growth-type" companies,
Service Shares             cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main           Seeks capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Street Small Cap           small-capitalization U.S. companies that the fund's investment
Fund/VA,                   manager believes have favorable business trends or prospects.
Service Shares

Oppenheimer Strategic      High level of current income principally derived from interest    OppenheimerFunds, Inc.
Bond Fund/VA,              on debt securities. Invests mainly in three market sectors:
Service Shares             debt securities of foreign governments and companies, U.S.
                           government securities and lower-rated high yield securities of
                           U.S. and foreign companies.


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18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset        Seeks maximum real return consistent with preservation of real    Pacific Investment Management Company
Portfolio, Advisor         capital and prudent investment management period. The Portfolio   LLC
Share Class                seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in
                           Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset
                           All Authority Funds ("Underlying Funds"). Though it is
                           anticipated that the Portfolio will not currently invest in the
                           European StockPLUS(R) TR Strategy, Far East (ex-Japan)
                           StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                           StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR Short
                           Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the
                           Portfolio's asset allocation sub-adviser.

Pioneer Equity Income      Current income and long-term growth of capital from a portfolio   Pioneer Investment Management, Inc.
VCT Portfolio -            consisting primarily of income producing equity securities of
Class II Shares            U.S. corporations. Normally, the portfolio invests at least 80%
                           of its total assets in income producing equity securities of
                           U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred
                           stocks and interests in real estate investment trusts (REITs).
                           The remainder of the portfolio may be invested in debt
                           securities, most of which are expected to be convertible into common stocks. The portfolio may invest up to 25% of its total assets in REITs.

Pioneer Europe VCT         Long-term growth of capital. Normally, the portfolio invests at   Pioneer Investment Management, Inc.
Portfolio -                least 80% of its total assets in equity securities of European
Class II Shares            issuers. For purposes of the portfolio's investment policies, equity investments include common stocks, convertible debt and securities with common stock characteristics, such as preferred stocks, rights, depositary receipts and warrants. The portfolio may also purchase and sell forward foreign currency exchange contracts in European currencies in connection with its
                           investments.

Putnam VT Health           Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Sciences Fund - Class      investing mainly in common stocks of companies in the health
IB Shares                  sciences industries, with a focus on growth stocks. Under
                           normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50%
                           of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies
                           Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

Putnam VT                  Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
International Equity       investing mainly in common stocks of companies outside the
Fund - Class IB Shares     United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Vista            Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Fund - Class IB Shares     investing mainly in common stocks of U.S. companies, with a focus on growth stocks.


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19 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Maximum total investment return through a combination of          RiverSource Investments
Portfolio -                capital growth and current income. Invests primarily in a
Balanced Fund              combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                           of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       Maximum current income consistent with liquidity and stability    RiverSource Investments
Portfolio - Cash           of principal. Invests primarily in money market instruments,
Management Fund            such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.

RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio -                appreciation. Under normal market conditions, the Fund invests
Core Bond Fund             at least 80% of its net assets in bonds and other debt
                           securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                           Brothers Aggregate Bond Index ("the Index"), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

RiverSource Variable       High level of current income while attempting to conserve the     RiverSource Investments
Portfolio - Diversified    value of the investment and continuing a high level of income
Bond Fund                  for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable       High level of current income and, as a secondary goal, steady     RiverSource Investments
Portfolio - Diversified    growth of capital. Under normal market conditions, the Fund
Equity Income Fund         invests at least 80% of its net assets in dividend-paying
                           common and preferred stocks.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, adviser;
Portfolio - Emerging       invested in equity securities of emerging market companies.       Threadneedle International Limited,
Markets Fund               Under normal market conditions, at least 80% of the Fund's net    an indirect wholly-owned subsidiary
                           assets will be invested in securities of companies that are       of Ameriprise Financial, subadviser.
                           located in emerging market countries, or that earn 50% or more of their total revenues from goods and services produced in emerging market countries or from sales made in emerging market countries.


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20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource                Long-term capital growth. The Fund's assets are primarily         RiverSource Investments
Variable Portfolio -       invested in equity securities of U.S. companies. Under normal
Fundamental                market conditions, the Fund's net assets will be invested
Value Fund                 primarily in companies with market capitalizations of at least
                           $5 billion.

RiverSource Variable       High total return through income and growth of capital.           RiverSource Investments
Portfolio - Global         Non-diversified mutual fund that invests primarily in debt
Bond Fund                  obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                           conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                           including money market instruments of issuers located in at least three different countries.

RiverSource Variable       Total return that exceeds the rate of inflation over the          RiverSource Investments
Portfolio - Global         long-term. Non-diversified mutual fund that, under normal
Inflation Protected        market conditions, invests at least 80% of its net assets in
Securities Fund            inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                           and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource Variable       Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Portfolio - Growth         and securities convertible into common stocks that appear to
Fund                       offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       High current income, with capital growth as a secondary           RiverSource Investments
Portfolio - High Yield     objective. Under normal market conditions, the Fund invests at
Bond Fund                  least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Income         appreciation. Under normal market conditions, invests primarily
Opportunities Fund         in income-producing debt securities with an emphasis on the higher rated segment of the high-yield (junk bond) market. The
                           Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the
                           security.

RiverSource Variable       Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Portfolio - International  foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
Opportunity Fund           may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
                                                                                             of Ameriprise Financial, subadviser.

RiverSource Variable       Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Large Cap      invests at least 80% of its net assets in equity securities of
Equity Fund                companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable       Long-term growth of capital. Under normal market conditions,      RiverSource Investments
Portfolio - Large Cap      the Fund invests at least 80% of its net assets in equity
Value Fund                 securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks.


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21 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Portfolio - Mid Cap        invests at least 80% of its net assets in equity securities of
Growth Fund                mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

RiverSource Variable       Under normal circumstances, the Fund invests at least 80% of      RiverSource Investments
Portfolio - Mid Cap        its net assets (including the amount of any borrowings for
Value Fund                 investment purposes) in equity securities of medium-sized
                           companies. Medium-sized companies are those whose market
                           capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.

RiverSource Variable       Long-term capital appreciation. The Fund seeks to provide         RiverSource Investments
Portfolio - S&P 500        investment results that correspond to the total return (the
Index Fund                 combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price
                           Index (S&P 500). The S&P 500 is made up primarily of
                           large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable       Long-term growth of capital. Invests primarily in common          RiverSource Investments, adviser;
Portfolio - Select         stocks, preferred stocks and securities convertible into common   GAMCO Investors, Inc., subadviser
Value Fund                 stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the
                           National Association of Securities Dealers. The Fund invests in mid-cap companies as well as companies with larger and smaller market capitalizations.

RiverSource Variable       A high level of current income and safety of principal            RiverSource Investments
Portfolio - Short          consistent with an investment in U.S. government and government
Duration U.S.              agency securities. Under normal market conditions, at least 80%
Government Fund            of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

RiverSource Variable       Long-term capital growth. Under normal market conditions, at      RiverSource Investments, adviser;
Portfolio - Small          least 80% of the Fund's net assets are invested in equity         Kenwood Capital Management LLC,
Cap Advantage Fund         securities of companies with market capitalization of up to $2    subadviser
                           billion or that fall within the range of the Russell 2000(R)
                           Index at the time of investment.

RiverSource Variable       Long-term capital appreciation. Invests primarily in equity       RiverSource Investments, adviser;
Portfolio - Small Cap      securities. Under normal market conditions, at least 80% of the   River Road Asset Management, LLC,
Value Fund                 Fund's net assets will be invested in small cap companies with    Donald Smith & Co., Inc., Franklin
                           market capitalization, at the time of investment, of up to $2.5   Portfolio Associates LLC and Barrow,
                           billion or that fall within the range of the Russell 2000(R)      Hanley, Mewhinney & Strauss, Inc.,
                           Value Index.                                                      subadvisers.

Van Kampen Life            Capital growth and income through investments in equity           Van Kampen Asset Management
Investment Trust           securities, including common stocks, preferred stocks and
Comstock Portfolio,        securities convertible into common and preferred stocks.
Class II Shares


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22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF             Current income and capital appreciation. Invests primarily in     Morgan Stanley Investment Management
Global Real Estate         equity securities of companies in the real estate industry        Inc., doing business as Van Kampen,
Portfolio,                 located throughout the world, including real estate operating     adviser; Morgan Stanley Investment
Class II Shares            companies, real estate investment trusts and foreign real         Management and Morgan Stanley
                           estate companies.                                                 Investment Management Company,
                                                                                             sub-adviser

Van Kampen UIF Mid         Long-term capital growth. Invests primarily in growth-oriented    Morgan Stanley Investment Management
Cap Growth Portfolio,      equity securities of U.S. mid cap companies and foreign           Inc., doing business as Van Kampen
Class II Shares            companies, including emerging market securities.

Wanger International       Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Small Cap                  companies based outside the U.S. with market capitalizations of   L.P.
                           less than $5 billion at time of initial purchase.

Wanger U.S. Smaller        Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Companies                  small- and medium-size U.S. companies with market                 L.P.
                           capitalizations of less than $5 billion at time of initial purchase.

Wells Fargo                Long-term total return consistent with reasonable risk. The       Wells Fargo Funds Management, LLC,
Advantage VT Asset         Fund invests in equity and fixed income securities with an        adviser; Wells Capital Management
Allocation Fund            emphasis on equity securities. The Fund does not select           Incorporated, subadviser.
                           individual securities for investment, rather, it buys
                           substantially all of the securities of various indexes to
                           replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury
                           Bonds to replicate the Lehman Brothers 20+ Treasury Index. The
                           Fund seeks to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses,
                           regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed income
                           securities.

Wells Fargo Advantage      Long-term capital appreciation. The Fund seeks long-term          Wells Fargo Funds Management, LLC,
VT International           capital appreciation by investing principally in non-U.S.         adviser; New Star Institutional
Core Fund                  securities, with focus on companies with strong growth            Managers Limited, subadviser.
                           potential that offer relative values. These companies typically have distinct competitive advantages, high or improving returns on invested capital and a potential for positive earnings
                           surprises. The Fund may invest in emerging markets.

Wells Fargo Advantage      Seeks long-term capital appreciation. We invest in equity         Wells Fargo Funds Management, LLC,
VT Opportunity Fund        securities of medium-capitalization companies that we believe     adviser; Wells Capital Management
                           are under-priced yet, have attractive growth prospects.           Incorporated, subadviser.

Wells Fargo Advantage      Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management, LLC,
VT Small Cap               to have above-average growth potential or that may be involved    adviser; Wells Capital Management
Growth Fund                in new or innovative products, services and processes. Invests    Incorporated, subadviser.
                           principally in securities of companies with market
                           capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, which is considered a small capitalization index that is expected to change frequently.


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23 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and the IDS Life of New York's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in even 1% increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.

We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our home office.


We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-  no earlier than the 60th day after the contract's effective date; and

-  no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

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24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or
     $50 per month

                                                   RAVA ADVANTAGE    RAVA SELECT
  If paying by any other method:
     initial payment for qualified annuities           $1,000           $ 2,000
     initial payment for nonqualified annuities         2,000            10,000
     for any additional payments                           50                50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                   RAVA ADVANTAGE    RAVA SELECT
     through age 85                                    100,000         100,000
     for ages 86 to 89                                  50,000          50,000


(2) These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.
(3) For RAVA Advantage contracts with initial purchase payment of more than $999,999, office approval is required.


HOW TO MAKE PURCHASE PAYMENTS


1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY OF NEW YORK

70200 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.




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25 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

FOR RAVA SELECT:

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

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26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                        RAVA ADVANTAGE          RAVA SELECT
For nonqualified annuities                  0.95%                  1.20%
For qualified annuities                     0.75%                  1.00%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:


-  10% of the contract value on the prior contract anniversary, and


-  current contract earnings.


NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.


Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

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27 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

          NUMBER OF COMPLETED YEARS FROM
             DATE OF PURCHASE PAYMENT             SURRENDER CHARGE PERCENTAGE
                       0                                      7%
                       1                                      7
                       2                                      7
                       3                                      6
                       4                                      5
                       5                                      4
                       6                                      2
                       7                                      0

SURRENDER CHARGE UNDER RAVA SELECT:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                 CONTRACT YEAR                    SURRENDER CHARGE PERCENTAGE
                       1                                      7%
                       2                                      7
                       3                                      7
                       Thereafter                             0

PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

               AMOUNT REQUESTED                    $1,000
          ------------------------       OR        ------ = $1,075.27
          1.00 - SURRENDER CHARGE                   .93

By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.

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28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:


- The contract date is July 1, 2004 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-  We received these payments:


   -  $10,000 July 1, 2004;

   -  $8,000 Dec. 31, 2009

   -  $6,000 Feb. 20, 2012; and

- The owner surrenders the contract for its total contract value of $26,500 on Aug. 5, 2013 and had not made any other surrenders during that contract year; and

-  The prior anniversary July 1, 2012 contract value was $28,000.



   SURRENDER
    CHARGE          EXPLANATION
     $  0           $2,500 is contract earnings surrendered without charge; and
        0           $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
                    (from above).
                    (10% x $28,000) = $2,800 - $2,500 = $300
        0           $10,000 July 1, 2006 purchase payment was received eight or more years before surrender and is surrendered without
                    surrender charge; and
      480           $8,000 Dec. 31, 2009 purchase payment is surrendered with a
                    6% surrender charge since there have been 3 completed years from date of purchase payment;
      420           $6,000 Feb. 20, 2012 purchase payment is surrendered with a
                    7% surrender charge since there have been 1 completed year from date of purchase payment.
     ----
     $900


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                  ASSUMED INVESTMENT RATE
                                              3.50%                     5.00%
Qualified annuity discount rate               4.72%                     6.22%
Nonqualified annuity discount rate            4.92%                     6.42%

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distributions for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

-  amounts we refund to you during the free look period*; and

-  death benefits.*

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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29 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

-  minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  surrender charges;

and a deduction of:

-  a prorated portion of the contract administrative charge; and/or

-  a prorated portion of the MAV rider fee (if selected).

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

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30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
By investing an equal number                                 AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...                      MONTH        INVESTED    UNIT VALUE    PURCHASED

                                                Jan          $100         $20          5.00

                                                Feb           100          18          5.56

you automatically buy                           Mar           100          17          5.88
more units when the
per unit market price is low ... ------>        Apr           100          15          6.67

                                                May           100          16          6.25

                                                Jun           100          18          5.56

                                                Jul           100          17          5.88

and fewer units                                 Aug           100          19          5.26
when the per unit
market price is high.            ------>        Sept          100          21          4.76

                                                Oct           100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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31 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

-  not accepting telephone or electronic transfer requests; or

-  not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.


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32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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33 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders:  None (except for automated transfers from the fixed account)

3 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance

Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

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34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   - the surrender amount includes a purchase payment check that has not cleared;

   -  the NYSE is closed, except for normal holiday and weekend closings;

   -  trading on the NYSE is restricted, according to SEC rules;

   - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   - the SEC permits us to delay payment for the protection of security holders.

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35 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -  you are at least age 59 1/2;

   -  you are disabled as defined in the Code;

   -  you severed employment with the employer who purchased the contract; or

   -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

-  contract value;

-  purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

-  contract value; or

-  purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

                                     PS X DB
                                     -------
                                       CV

    PS = the partial surrender including any applicable surrender charge.

    DB = is the death benefit on the date of (but prior to) the partial surrender.

    CV = the contract value on the date of (but prior to) the partial surrender.


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

- On Jan 1, 2010 (the sixth contract anniversary) the contract value grows to $30,000.

- March 1, 2010 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

    We calculate the death benefit on March 1, 2010 as follows:


        The contract value on the most recent sixth contract anniversary:                      $30,000.00
        plus purchase payments made since that anniversary:                                         +0.00
        minus adjusted partial surrenders taken since that anniversary calculated as:
        $1,500 X $30,000
        ----------------
            $28,000                                                                             -1,607.14
                                                                                               ----------
        for a death benefit of:                                                                $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

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37 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


   If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.


If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

-  contract value; or

-  purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

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38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE


- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2004.

- On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2005 as follows:


The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

        Greatest of your contract anniversary contract values:                                    $24,000
        plus purchase payments made since that anniversary:                                            +0
        minus adjusted partial surrenders, calculated as:
        $1,500 X $24,000 =
        ----------------
             $22,000                                                                               -1,636
                                                                                                  -------
        for a death benefit of:                                                                   $22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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39 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

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40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the annuity value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


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41 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of non-natural ownership, the death of annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity (except a Roth IRA), the entire payout generally is includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

-  because of your death;


-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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43 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. is the principal underwriter for the contract which it offers continuously. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, NY 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

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44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We pay time-of-sale commissions of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


   - revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including surrender charges; and

   - fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.


LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


--------------------------------------------------------------------------------
45 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION


(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2005     2004     2003    2002    2001   2000
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.99  $  0.94  $ 0.73  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.07  $  0.99  $ 0.94  $ 0.73  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)             7,136    1,822     765     424    114     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.17  $  1.02  $ 0.76  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.27  $  1.17  $ 1.02  $ 0.76  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)             1,066    1,023     738     426     65     --
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.00  $  0.89  $ 0.65  $ 0.96  $1.00     --
Accumulation unit value at end of period                                          $  1.10  $  1.00  $ 0.89  $ 0.65  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)               539      508     523     350    166     --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.14  $  1.05  $ 0.82  $ 0.97  $1.00     --
Accumulation unit value at end of period                                          $  1.19  $  1.14  $ 1.05  $ 0.82  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)               472      569     482     337    123     --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.72  $  0.69  $ 0.48  $ 0.91  $1.00     --
Accumulation unit value at end of period                                          $  0.73  $  0.72  $ 0.69  $ 0.48  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)             1,704      718     403     215     92     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.08  $  0.98  $ 0.74  $ 0.97  $1.00     --
Accumulation unit value at end of period                                          $  1.12  $  1.08  $ 0.98  $ 0.74  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)            10,828    9,073   5,594   2,924    307     --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.63  $  1.31  $ 0.92  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.88  $  1.63  $ 1.31  $ 0.92  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)             9,163    4,351   2,161     643     38     --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.03  $  0.91  $ 0.73  $ 0.93  $1.00     --
Accumulation unit value at end of period                                          $  1.16  $  1.03  $ 0.91  $ 0.73  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)             1,659    1,408     938     559    119     --
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.30  $  1.15  $ 0.90  $ 1.04  $1.00     --
Accumulation unit value at end of period                                          $  1.35  $  1.30  $ 1.15  $ 0.90  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)            10,497    6,900   4,207   2,339    719     --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.95  $  0.88  $ 0.75  $ 0.86  $0.93  $1.00
Accumulation unit value at end of period                                          $  1.00  $  0.95  $ 0.88  $ 0.75  $0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)             1,195      895     475     348    124     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                    $  0.93  $  0.86  $ 0.83      --     --     --
Accumulation unit value at end of period                                          $  1.00  $  0.93  $ 0.86      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)             1,489    1,266     885      --     --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.06  $  1.01  $ 0.82  $ 1.00  $1.00     --
Accumulation unit value at end of period                                          $  1.13  $  1.06  $ 1.01  $ 0.82  $1.00     --
Number of accumulation units outstanding at end of period (000 omitted)            13,335   11,997   6,872   2,998    502     --


--------------------------------------------------------------------------------
46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005     2004     2003    2002    2001   2000
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.58  $  1.27  $ 0.93  $ 1.04  $1.00     --
Accumulation unit value at end of period                                          $  1.85  $  1.58  $ 1.27  $ 0.93  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)            16,249   12,408   7,511   3,349    588     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.19  $  1.06  $ 0.75  $ 0.95  $1.00     --
Accumulation unit value at end of period                                          $  1.40  $  1.19  $ 1.06  $ 0.75  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)             5,952    5,831   2,326     836    149     --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.98  $  1.51  $ 1.12  $ 1.11  $1.04  $1.00
Accumulation unit value at end of period                                          $  2.23  $  1.98  $ 1.51  $ 1.12  $1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)             9,097    7,490   4,889   2,603  1,003    137
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.78  $  1.45  $ 1.10  $ 1.23  $1.09  $1.00
Accumulation unit value at end of period                                          $  1.92  $  1.78  $ 1.45  $ 1.10  $1.23  $1.09
Number of accumulation units outstanding at end of period (000 omitted)             5,121    3,861   2,159   1,333    350     18
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.17  $  1.05  $ 0.85  $ 0.97  $1.00     --
Accumulation unit value at end of period                                          $  1.29  $  1.17  $ 1.05  $ 0.85  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)             7,513    4,483   2,574     801    155     --
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.86  $  1.49  $ 1.17  $ 1.24  $1.11  $1.00
Accumulation unit value at end of period                                          $  2.09  $  1.86  $ 1.49  $ 1.17  $1.24  $1.11
Number of accumulation units outstanding at end of period (000 omitted)            10,617    6,770   4,304   2,280    796     37
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                    $  0.90  $  0.79  $ 0.62  $ 0.79  $0.91  $1.00
Accumulation unit value at end of period                                          $  0.95  $  0.90  $ 0.79  $ 0.62  $0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)            11,511    4,998   3,397   2,661  1,788    266
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.37  $  0.37  $ 0.26  $ 0.44  $0.71  $1.00
Accumulation unit value at end of period                                          $  0.41  $  0.37  $ 0.37  $ 0.26  $0.44  $0.71
Number of accumulation units outstanding at end of period (000 omitted)             1,248    1,311   1,434   1,198  1,061    219
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.77  $  0.65  $ 0.49  $ 0.66  $0.87  $1.00
Accumulation unit value at end of period                                          $  1.00  $  0.77  $ 0.65  $ 0.49  $0.66  $0.87
Number of accumulation units outstanding at end of period (000 omitted)             5,056    5,176   4,688   3,862  2,494    539
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.96  $  0.84  $ 0.66  $ 0.75  $1.00  $1.00
Accumulation unit value at end of period                                          $  1.06  $  0.96  $ 0.84  $ 0.66  $0.75  $1.00
Number of accumulation units outstanding at end of period (000 omitted)             3,903    3,187   2,168     777    352     --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.61  $  0.57  $ 0.47  $ 0.65  $0.87  $1.00
Accumulation unit value at end of period                                          $  0.63  $  0.61  $ 0.57  $ 0.47  $0.65  $0.87
Number of accumulation units outstanding at end of period (000 omitted)             8,647    7,097   5,911   4,123  2,296    695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.80  $  0.76  $ 0.57  $ 0.85  $0.90  $1.00
Accumulation unit value at end of period                                          $  0.83  $  0.80  $ 0.76  $ 0.57  $0.85  $0.90
Number of accumulation units outstanding at end of period (000 omitted)             4,783    5,498   5,373   4,442  2,760    479
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.18  $  0.92  $ 0.68  $ 0.89  $1.00     --
Accumulation unit value at end of period                                          $  1.37  $  1.18  $ 0.92  $ 0.68  $0.89     --
Number of accumulation units outstanding at end of period (000 omitted)             2,792    1,406     718     283    112     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $  1.07  $  1.00      --      --     --     --
Accumulation unit value at end of period                                          $  1.21  $  1.07      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)             1,793       45      --      --     --     --


--------------------------------------------------------------------------------
47 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                             2005     2004     2003     2002     2001    2000
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.05  $  1.00       --       --       --      --
Accumulation unit value at end of period                                     $  1.14  $  1.05       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          468       15       --       --       --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                     $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)        9,132      152       --       --       --      --
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.14  $  0.99  $  0.81  $  0.97  $  1.00      --
Accumulation unit value at end of period                                     $  1.19  $  1.14  $  0.99  $  0.81  $  0.97      --
Number of accumulation units outstanding at end of period (000 omitted)        3,591    3,280    2,202      699       22      --
PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.21  $  1.04  $  0.78  $  0.98  $  1.00      --
Accumulation unit value at end of period                                     $  1.30  $  1.21  $  1.04  $  0.78  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)          261      335      158       67        5      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  0.97  $  0.91  $  0.78  $  0.98  $  1.00      --
Accumulation unit value at end of period                                     $  1.09  $  0.97  $  0.91  $  0.78  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)        1,837    1,481    1,270      748      169      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.15  $  1.00  $  0.78  $  0.96  $  1.00      --
Accumulation unit value at end of period                                     $  1.29  $  1.15  $  1.00  $  0.78  $  0.96      --
Number of accumulation units outstanding at end of period (000 omitted)        3,193    3,359    3,718    2,109      364      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.56  $  0.48  $  0.36  $  0.52  $  0.79  $ 1.00
Accumulation unit value at end of period                                     $  0.62  $  0.56  $  0.48  $  0.36  $  0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)        2,910    3,132    3,452    3,552    3,407     767
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $  0.95  $  0.87  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                     $  0.98  $  0.95  $  0.87  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)        2,268    2,153    1,566    1,122      988     129
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $  1.04  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                     $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)       10,666   11,956   12,254   15,264   14,112   3,674

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.85%
AND 2.89%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                               $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                     $  1.02  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          898       36       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $  1.23  $  1.19  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                     $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       19,926   12,488   10,290    7,749    3,860     476
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $  1.33  $  1.14  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                     $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)       17,139   10,241    4,410    2,358    1,089      17


--------------------------------------------------------------------------------
48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2005     2004    2003    2002    2001   2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $  1.39  $  1.13  $ 0.81  $ 0.87  $ 0.88  $1.00
Accumulation unit value at end of period                                          $  1.85  $  1.39  $ 1.13  $ 0.81  $ 0.87  $0.88
Number of accumulation units outstanding at end of period (000 omitted)             2,792      711     217     149     100      7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                    $  1.47  $  1.35  $ 1.20  $ 1.05  $ 1.05  $1.00
Accumulation unit value at end of period                                          $  1.39  $  1.47  $ 1.35  $ 1.20  $ 1.05  $1.05
Number of accumulation units outstanding at end of period (000 omitted)             6,917    4,157   2,454   1,346     529     95
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                    $  1.02  $  1.00      --      --      --     --
Accumulation unit value at end of period                                          $  1.04  $  1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)             6,543       21      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $  0.50  $  0.47  $ 0.39  $ 0.53  $ 0.77  $1.00
Accumulation unit value at end of period                                          $  0.54  $  0.50  $ 0.47  $ 0.39  $ 0.53  $0.77
Number of accumulation units outstanding at end of period (000 omitted)            13,724    6,535   5,159   3,200   2,185    741
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $  1.24  $  1.12  $ 0.90  $ 0.97  $ 0.93  $1.00
Accumulation unit value at end of period                                          $  1.28  $  1.24  $ 1.12  $ 0.90  $ 0.97  $0.93
Number of accumulation units outstanding at end of period (000 omitted)            16,084   14,646   9,939   5,182   2,596    465
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $  1.01  $  1.00      --      --      --     --
Accumulation unit value at end of period                                          $  1.03  $  1.01      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)             1,815        6      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $  0.77  $  0.66  $ 0.52  $ 0.64  $ 0.91  $1.00
Accumulation unit value at end of period                                          $  0.87  $  0.77  $ 0.66  $ 0.52  $ 0.64  $0.91
Number of accumulation units outstanding at end of period (000 omitted)             3,145    2,082     359     191     182     13
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $  0.74  $  0.71  $ 0.55  $ 0.71  $ 0.88  $1.00
Accumulation unit value at end of period                                          $  0.78  $  0.74  $ 0.71  $ 0.55  $ 0.71  $0.88
Number of accumulation units outstanding at end of period (000 omitted)            11,370    2,982     815     363     339    110

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.03  $  1.00      --      --      --     --
Accumulation unit value at end of period                                          $  1.07  $  1.03      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)                70       --      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $  1.12  $  1.04  $ 0.85  $ 1.00  $ 1.00     --
Accumulation unit value at end of period                                          $  1.23  $  1.12  $ 1.04  $ 0.85  $ 1.00     --
Number of accumulation units outstanding at end of period (000 omitted)             1,403    1,420     998     351      86     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.00       --      --      --      --     --
Accumulation unit value at end of period                                          $  1.19       --      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)               351       --      --      --      --     --


--------------------------------------------------------------------------------
49 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2005     2004     2003    2002     2001    2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                  $  0.73  $  0.71  $  0.57  $  0.74  $ 0.89  $ 1.00
Accumulation unit value at end of period                                        $  0.73  $  0.73  $  0.71  $  0.57  $ 0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)          16,572   20,755   18,793   12,999   6,990   1,168

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                  $  0.85  $  0.78  $  0.61  $  0.80  $ 0.92  $ 1.00
Accumulation unit value at end of period                                        $  0.89  $  0.85  $  0.78  $  0.61  $ 0.80  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)           8,983    9,237    6,233    3,963   2,214     129
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                  $  1.04  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.04  $  1.04       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)             339       45       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                  $  1.15  $  1.15  $  1.14  $  1.09  $ 1.03  $ 1.00
Accumulation unit value at end of period                                        $  1.16  $  1.15  $  1.15  $  1.14  $ 1.09  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)          10,771   11,923    9,919    8,720   2,737     252
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                  $  1.25  $  1.06  $  0.72  $  0.88  $ 0.95  $ 1.00
Accumulation unit value at end of period                                        $  1.30  $  1.25  $  1.06  $  0.72  $ 0.88  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)           3,007    2,896    1,716      913     440      65
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                  $  1.52  $  1.28  $  0.93  $  1.07  $ 1.00      --
Accumulation unit value at end of period                                        $  1.60  $  1.52  $  1.28  $  0.93  $ 1.07      --
Number of accumulation units outstanding at end of period (000 omitted)           7,106    4,860    4,184    2,710     606      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                  $  0.45  $  0.42  $  0.33  $  0.48  $ 0.72  $ 1.00
Accumulation unit value at end of period                                        $  0.49  $  0.45  $  0.42  $  0.33  $ 0.48  $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)           1,292    1,567    1,601    1,307   1,186     459

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
ON MARCH 17, 2006.

WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                  $  1.03  $  0.80  $  0.54  $  0.63  $ 0.80  $ 1.00
Accumulation unit value at end of period                                        $  1.24  $  1.03  $  0.80  $  0.54  $ 0.63  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)          11,740    7,114    4,070    1,930     833     190
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                  $  1.56  $  1.33  $  0.94  $  1.13  $ 1.03  $ 1.00
Accumulation unit value at end of period                                        $  1.73  $  1.56  $  1.33  $  0.94  $ 1.13  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)          14,569   10,599    6,621    2,942     855      77
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                                  $  1.10  $  1.02  $  0.84  $  0.97  $ 1.00      --
Accumulation unit value at end of period                                        $  1.15  $  1.10  $  1.02  $  0.84  $ 0.97      --
Number of accumulation units outstanding at end of period (000 omitted)           2,532    2,515    2,471    2,188   1,255      --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                                  $  0.98  $  0.90  $  0.69  $  0.90  $ 1.00      --
Accumulation unit value at end of period                                        $  1.06  $  0.98  $  0.90  $  0.69  $ 0.90      --
Number of accumulation units outstanding at end of period (000 omitted)           1,247    1,438      938      461      65      --
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                                  $  1.14  $  0.97  $  0.72  $  0.99  $ 1.00      --
Accumulation unit value at end of period                                        $  1.22  $  1.14  $  0.97  $  0.72  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)           1,387    1,549    1,450      884     232      --


--------------------------------------------------------------------------------
50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                               2005     2004     2003     2002    2001    2000
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                   $ 0.92   $ 0.81   $ 0.58    $0.94   $1.00      --
Accumulation unit value at end of period                                         $ 0.97   $ 0.92   $ 0.81    $0.58   $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)           1,473    1,593    1,080      587     140      --


--------------------------------------------------------------------------------
51 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2005     2004    2003    2002    2001   2000
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.98  $ 0.93  $ 0.73  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.06  $ 0.98  $ 0.93  $ 0.73  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)             3,245   1,172     537     373     70     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.16  $ 1.02  $ 0.76  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.26  $ 1.16  $ 1.02  $ 0.76  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)               686     562     313     250     67     --
AIM V.I. DYNAMICS FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.99  $ 0.88  $ 0.65  $ 0.96  $1.00     --
Accumulation unit value at end of period                                          $  1.09  $ 0.99  $ 0.88  $ 0.65  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)               449     466     469     371    201     --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.13  $ 1.05  $ 0.82  $ 0.97  $1.00     --
Accumulation unit value at end of period                                          $  1.18  $ 1.13  $ 1.05  $ 0.82  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)               529     622     467     306     90     --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.71  $ 0.69  $ 0.48  $ 0.91  $1.00     --
Accumulation unit value at end of period                                          $  0.72  $ 0.71  $ 0.69  $ 0.48  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)               995     735     533     241     63     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.07  $ 0.97  $ 0.74  $ 0.96  $1.00     --
Accumulation unit value at end of period                                          $  1.11  $ 1.07  $ 0.97  $ 0.74  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)             6,121   5,022   3,923   2,930    730     --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.61  $ 1.31  $ 0.92  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $  1.86  $ 1.61  $ 1.31  $ 0.92  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)             5,012   2,202   1,112     400     29     --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.03  $ 0.90  $ 0.73  $ 0.93  $1.00     --
Accumulation unit value at end of period                                          $  1.15  $ 1.03  $ 0.90  $ 0.73  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)             1,703   1,507   1,149     700    152     --
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.29  $ 1.14  $ 0.89  $ 1.04  $1.00     --
Accumulation unit value at end of period                                          $  1.34  $ 1.29  $ 1.14  $ 0.89  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)             7,188   5,304   3,657   2,579    848     --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.94  $ 0.88  $ 0.74  $ 0.86  $0.93  $1.00
Accumulation unit value at end of period                                          $  0.99  $ 0.94  $ 0.88  $ 0.74  $0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)             1,638     959     544     311    289     15
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                    $  0.92  $ 0.86  $ 0.82      --     --     --
Accumulation unit value at end of period                                          $  1.00  $ 0.92  $ 0.86      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               966     846     596      --     --     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.05  $ 1.00  $ 0.82  $ 1.00  $1.00     --
Accumulation unit value at end of period                                          $  1.12  $ 1.05  $ 1.00  $ 0.82  $1.00     --
Number of accumulation units outstanding at end of period (000 omitted)             9,746   8,735   6,117   3,320    583     --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.57  $ 1.27  $ 0.93  $ 1.04  $1.00     --
Accumulation unit value at end of period                                          $  1.83  $ 1.57  $ 1.27  $ 0.93  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)            10,285   8,137   5,236   3,151    536     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.18  $ 1.05  $ 0.74  $ 0.95  $1.00     --
Accumulation unit value at end of period                                          $  1.39  $ 1.18  $ 1.05  $ 0.74  $0.95     --
Number of accumulation units outstanding at end of period (000 omitted)             4,012   3,384   1,478     756    101     --


--------------------------------------------------------------------------------
52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003    2002    2001    2000
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.96  $ 1.50  $ 1.12  $ 1.11  $ 1.04  $1.00
Accumulation unit value at end of period                                          $ 2.21  $ 1.96  $ 1.50  $ 1.12  $ 1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)            6,194   5,320   3,834   2,650   1,215    150
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.76  $ 1.44  $ 1.10  $ 1.22  $ 1.08  $1.00
Accumulation unit value at end of period                                          $ 1.90  $ 1.76  $ 1.44  $ 1.10  $ 1.22  $1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,470   2,522   1,628     986     410     56
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.17  $ 1.04  $ 0.84  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                          $ 1.28  $ 1.17  $ 1.04  $ 0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)            3,446   2,367   1,668     932     155     --
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.85  $ 1.48  $ 1.16  $ 1.23  $ 1.11  $1.00
Accumulation unit value at end of period                                          $ 2.06  $ 1.85  $ 1.48  $ 1.16  $ 1.23  $1.11
Number of accumulation units outstanding at end of period (000 omitted)            7,580   5,065   3,549   2,398   1,096    162
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 0.89  $ 0.79  $ 0.61  $ 0.79  $ 0.91  $1.00
Accumulation unit value at end of period                                          $ 0.94  $ 0.89  $ 0.79  $ 0.61  $ 0.79  $0.91
Number of accumulation units outstanding at end of period (000 omitted)            7,488   4,379   2,692   2,301   1,422    202
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.37  $ 0.37  $ 0.26  $ 0.44  $ 0.71  $1.00
Accumulation unit value at end of period                                          $ 0.41  $ 0.37  $ 0.37  $ 0.26  $ 0.44  $0.71
Number of accumulation units outstanding at end of period (000 omitted)            1,143   1,305   1,427   1,276   1,190    260
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.76  $ 0.65  $ 0.48  $ 0.66  $ 0.87  $1.00
Accumulation unit value at end of period                                          $ 0.99  $ 0.76  $ 0.65  $ 0.48  $ 0.66  $0.87
Number of accumulation units outstanding at end of period (000 omitted)            3,778   3,724   3,654   4,229   3,147    640
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.97  $ 0.85  $ 0.67  $ 0.76  $ 1.01  $1.00
Accumulation unit value at end of period                                          $ 1.06  $ 0.97  $ 0.85  $ 0.67  $ 0.76  $1.01
Number of accumulation units outstanding at end of period (000 omitted)            3,932   3,125   1,977     714     498     16
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.61  $ 0.56  $ 0.46  $ 0.65  $ 0.87  $1.00
Accumulation unit value at end of period                                          $ 0.63  $ 0.61  $ 0.56  $ 0.46  $ 0.65  $0.87
Number of accumulation units outstanding at end of period (000 omitted)            5,560   5,021   4,726   4,234   3,342    685
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.79  $ 0.75  $ 0.57  $ 0.85  $ 0.90  $1.00
Accumulation unit value at end of period                                          $ 0.83  $ 0.79  $ 0.75  $ 0.57  $ 0.85  $0.90
Number of accumulation units outstanding at end of period (000 omitted)            3,667   4,463   4,471   3,982   2,670    527
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.18  $ 0.91  $ 0.68  $ 0.89  $ 1.00     --
Accumulation unit value at end of period                                          $ 1.36  $ 1.18  $ 0.91  $ 0.68  $ 0.89     --
Number of accumulation units outstanding at end of period (000 omitted)            2,287   1,297     759     512     218     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.07  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                          $ 1.21  $ 1.07      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,151      31      --      --      --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.05  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                          $ 1.14  $ 1.05      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)              417      22      --      --      --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.02  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                          $ 1.04  $ 1.02      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)            5,096      84      --      --      --     --


--------------------------------------------------------------------------------
53 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                           2005     2004     2003     2002     2001     2000
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.13  $  0.98  $  0.81  $  0.98  $  1.00      --
Accumulation unit value at end of period                                     $  1.18  $  1.13  $  0.98  $  0.81  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)        1,502    1,329      801      346       41      --
PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.21  $  1.03  $  0.78  $  0.98  $  1.00      --
Accumulation unit value at end of period                                     $  1.29  $  1.21  $  1.03  $  0.78  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)          237      220       96       18       --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  0.96  $  0.91  $  0.77  $  0.98  $  1.00      --
Accumulation unit value at end of period                                     $  1.08  $  0.96  $  0.91  $  0.77  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)          883      817      724      514      219      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                               $  1.15  $  1.00  $  0.78  $  0.96  $  1.00      --
Accumulation unit value at end of period                                     $  1.27  $  1.15  $  1.00  $  0.78  $  0.96      --
Number of accumulation units outstanding at end of period (000 omitted)        2,044    2,305    2,650    1,994      612      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                               $  0.55  $  0.47  $  0.36  $  0.52  $  0.79  $ 1.00
Accumulation unit value at end of period                                     $  0.62  $  0.55  $  0.47  $  0.36  $  0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)        2,018    2,390    2,773    3,507    4,095   1,162
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                               $  0.94  $  0.86  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                     $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)        1,877    1,818    1,979    1,811    1,468     387
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $  1.03  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                     $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)        7,130    8,287   10,038   12,020   13,646   4,153

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.65%
AND 2.68%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                               $  1.00  $  1.00       --       --       --      --
Accumulation unit value at end of period                                     $  1.01  $  1.00       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)          601        8       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                               $  1.22  $  1.18  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                     $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)       15,251   10,446    8,654    7,278    4,119     600
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $  1.32  $  1.13  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                     $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)       12,648    8,024    4,235    2,480    1,303      83
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                               $  1.38  $  1.12  $  0.81  $  0.86  $  0.88  $ 1.00
Accumulation unit value at end of period                                     $  1.83  $  1.38  $  1.12  $  0.81  $  0.86  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)        1,792      593      234      195      107      12
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                               $  1.46  $  1.34  $  1.20  $  1.05  $  1.05  $ 1.00
Accumulation unit value at end of period                                     $  1.38  $  1.46  $  1.34  $  1.20  $  1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)        5,648    3,777    2,836    1,944    1,001     174


--------------------------------------------------------------------------------
54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                              2005     2004     2003     2002     2001    2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                  $  1.02  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.03  $  1.02       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           3,131      218       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                  $  0.50  $  0.46  $  0.39  $  0.53  $ 0.77  $ 1.00
Accumulation unit value at end of period                                        $  0.54  $  0.50  $  0.46  $  0.39  $ 0.53  $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)           8,017    3,588    4,296    2,674   2,826   1,195
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                  $  1.23  $  1.11  $  0.90  $  0.97  $ 0.93  $ 1.00
Accumulation unit value at end of period                                        $  1.27  $  1.23  $  1.11  $  0.90  $ 0.97  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)          13,288   12,815   10,123    5,961   3,548     577
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                  $  1.01  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.03  $  1.01       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           1,067        1       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                  $  0.76  $  0.66  $  0.52  $  0.64  $ 0.91  $ 1.00
Accumulation unit value at end of period                                        $  0.86  $  0.76  $  0.66  $  0.52  $ 0.64  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)           2,785    1,364      594      495     455     316
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                  $  0.74  $  0.70  $  0.55  $  0.71  $ 0.88  $ 1.00
Accumulation unit value at end of period                                        $  0.78  $  0.74  $  0.70  $  0.55  $ 0.71  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)           5,105    1,558      831      450     326      65

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                  $  1.03  $  1.00       --       --      --      --
Accumulation unit value at end of period                                        $  1.07  $  1.03       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              76       --       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                  $  1.11  $  1.03  $  0.85  $  0.99  $ 1.00      --
Accumulation unit value at end of period                                        $  1.22  $  1.11  $  1.03  $  0.85  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)           1,256    1,359      811      401     184      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                  $  1.00       --       --       --      --      --
Accumulation unit value at end of period                                        $  1.19       --       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)             247       --       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                  $  0.72  $  0.70  $  0.57  $  0.74  $ 0.89  $ 1.00
Accumulation unit value at end of period                                        $  0.72  $  0.72  $  0.70  $  0.57  $ 0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)          11,371   14,467   14,029   11,893   8,744   1,885

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                  $  0.85  $  0.78  $  0.61  $  0.80  $ 0.92  $ 1.00
Accumulation unit value at end of period                                        $  0.88  $  0.85  $  0.78  $  0.61  $ 0.80  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)           7,646    7,782    5,947    3,742   1,886     113


--------------------------------------------------------------------------------
55 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005     2004    2003    2002    2001    2000
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.04  $ 1.00      --      --      --     --
Accumulation unit value at end of period                                          $  1.04  $ 1.04      --      --      --     --
Number of accumulation units outstanding at end of period (000 omitted)               161      42      --      --      --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $  1.14  $ 1.14  $ 1.14  $ 1.08  $ 1.03  $1.00
Accumulation unit value at end of period                                          $  1.15  $ 1.14  $ 1.14  $ 1.14  $ 1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)             9,250   9,832   9,828   8,010   4,050    474
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                    $  1.24  $ 1.05  $ 0.72  $ 0.88  $ 0.95  $1.00
Accumulation unit value at end of period                                          $  1.28  $ 1.24  $ 1.05  $ 0.72  $ 0.88  $0.95
Number of accumulation units outstanding at end of period (000 omitted)             2,289   2,188   1,581     998     599    100
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.51  $ 1.27  $ 0.93  $ 1.07  $ 1.00     --
Accumulation unit value at end of period                                          $  1.59  $ 1.51  $ 1.27  $ 0.93  $ 1.07     --
Number of accumulation units outstanding at end of period (000 omitted)             4,724   3,930   3,089   2,209     628     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $  0.45  $ 0.41  $ 0.32  $ 0.48  $ 0.72  $1.00
Accumulation unit value at end of period                                          $  0.48  $ 0.45  $ 0.41  $ 0.32  $ 0.48  $0.72
Number of accumulation units outstanding at end of period (000 omitted)             1,383   1,236   1,389   1,548   2,100    750

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.

WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.02  $ 0.79  $ 0.54  $ 0.63  $ 0.80  $1.00
Accumulation unit value at end of period                                          $  1.23  $ 1.02  $ 0.79  $ 0.54  $ 0.63  $0.80
Number of accumulation units outstanding at end of period (000 omitted)             8,190   5,277   3,289   2,052   1,069    225
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.55  $ 1.32  $ 0.93  $ 1.13  $ 1.02  $1.00
Accumulation unit value at end of period                                          $  1.71  $ 1.55  $ 1.32  $ 0.93  $ 1.13  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            11,377   8,711   6,164   3,595   1,227    128
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2001)
Accumulation unit value at beginning of period                                    $  1.09  $ 1.01  $ 0.84  $ 0.97  $ 1.00     --
Accumulation unit value at end of period                                          $  1.14  $ 1.09  $ 1.01  $ 0.84  $ 0.97     --
Number of accumulation units outstanding at end of period (000 omitted)             1,925   2,001   2,040   1,735     698     --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2001)
Accumulation unit value at beginning of period                                    $  0.97  $ 0.89  $ 0.69  $ 0.90  $ 1.00     --
Accumulation unit value at end of period                                          $  1.05  $ 0.97  $ 0.89  $ 0.69  $ 0.90     --
Number of accumulation units outstanding at end of period (000 omitted)               530     551     564     375      97     --
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.13  $ 0.97  $ 0.72  $ 0.99  $ 1.00     --
Accumulation unit value at end of period                                          $  1.21  $ 1.13  $ 0.97  $ 0.72  $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)             1,240   1,207   1,199     982     276     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                    $  0.91  $ 0.81  $ 0.58  $ 0.94  $ 1.00     --
Accumulation unit value at end of period                                          $  0.96  $ 0.91  $ 0.81  $ 0.58  $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)             1,423   1,489   1,344     816     222     --


--------------------------------------------------------------------------------
56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.19  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.35  $ 1.25  $1.19  $0.93
Number of accumulation units outstanding at end of period (000 omitted)            1,056     119     11     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.31  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.61  $ 1.49  $1.31  $0.98
Number of accumulation units outstanding at end of period (000 omitted)               36      39     19      3
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.29  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.59  $ 1.45  $1.29  $0.95
Number of accumulation units outstanding at end of period (000 omitted)               17      16      7     --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.33  $ 1.23  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.39  $ 1.33  $1.23  $0.96
Number of accumulation units outstanding at end of period (000 omitted)               31      17      7     --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.32  $0.92  $1.00
Accumulation unit value at end of period                                          $ 1.39  $ 1.37  $1.32  $0.92
Number of accumulation units outstanding at end of period (000 omitted)              165      34      5     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.24  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.37  $1.24  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              893     671    320      7
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.80  $ 1.45  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.07  $ 1.80  $1.45  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            1,469     792    354     21
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.21  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.53  $ 1.37  $1.21  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              287     242     72     --
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.42  $ 1.26  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.48  $ 1.42  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,974     888    297     29
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.21  $ 1.13  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.21  $1.13  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              181     192      6     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.15  $1.10     --
Accumulation unit value at end of period                                          $ 1.33  $ 1.24  $1.15     --
Number of accumulation units outstanding at end of period (000 omitted)              381     391    228     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.23  $ 1.18  $0.97  $1.00
Accumulation unit value at end of period                                          $ 1.31  $ 1.23  $1.18  $0.97
Number of accumulation units outstanding at end of period (000 omitted)            2,418   1,811    806     37
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.69  $ 1.37  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.97  $ 1.69  $1.37  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            2,674   1,897    567     17
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.50  $ 1.34  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.77  $ 1.50  $1.34  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              557     419    104     17


--------------------------------------------------------------------------------
57 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.78  $ 1.37  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.00  $ 1.78  $1.37  $1.02
Number of accumulation units outstanding at end of period (000 omitted)              981     673    256     15
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.60  $ 1.31  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.72  $ 1.60  $1.31  $1.00
Number of accumulation units outstanding at end of period (000 omitted)              737     370    224     13
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.23  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.50  $ 1.37  $1.23  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,384   1,109    402     30
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.55  $ 1.25  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.73  $ 1.55  $1.25  $0.98
Number of accumulation units outstanding at end of period (000 omitted)            2,234     965    307     29
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (11/7/2002)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 1.38  $ 1.21  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.45  $ 1.38  $1.21  $0.94
Number of accumulation units outstanding at end of period (000 omitted)            1,210     276    110     11
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.34  $ 1.34  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.48  $ 1.34  $1.34  $0.93
Number of accumulation units outstanding at end of period (000 omitted)               21      20     14     --
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.54  $ 1.31  $0.98  $1.00
Accumulation unit value at end of period                                          $ 2.01  $ 1.54  $1.31  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              200     197     18      5
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.43  $ 1.26  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.57  $ 1.43  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)              462     227    105      4
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.22  $ 1.13  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.25  $ 1.22  $1.13  $0.93
Number of accumulation units outstanding at end of period (000 omitted)              345     195    179      4
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.32  $ 1.26  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.37  $ 1.32  $1.26  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              246     249    156      3
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.72  $ 1.34  $1.02  $1.00
Accumulation unit value at end of period                                          $ 1.98  $ 1.72  $1.34  $1.02
Number of accumulation units outstanding at end of period (000 omitted)              450     130     40     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.07  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.21  $ 1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)              465      --     --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.05  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.14  $ 1.05     --     --
Number of accumulation units outstanding at end of period (000 omitted)               82      --     --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.02  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.04  $ 1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)            2,295       2     --     --


--------------------------------------------------------------------------------
58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.19  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.43  $ 1.37  $1.19  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              567     409    171     29
PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.50  $ 1.29  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.61  $ 1.50  $1.29  $0.98
Number of accumulation units outstanding at end of period (000 omitted)               10       9     15     --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.11  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.32  $ 1.18  $1.11  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              586     510    324     10
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.26  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.61  $ 1.45  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)              273     270    236     13
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.23  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.61  $ 1.45  $1.23  $0.93
Number of accumulation units outstanding at end of period (000 omitted)                6       1     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.15  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.28  $ 1.25  $1.15  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              183      82     38     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $ 0.99  $ 0.99  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.01  $ 0.99  $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            1,751   2,006    888    132

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT
DEC. 31, 2005 WERE 2.61% AND 2.64%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.00  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.01  $ 1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)              117      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.05  $1.02  $1.00
Accumulation unit value at end of period                                          $ 1.10  $ 1.09  $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            3,535   1,139    622      3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $ 1.63  $ 1.39  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.83  $ 1.63  $1.39  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            2,866   1,676    227     10
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $ 1.72  $ 1.40  $1.01  $1.00
Accumulation unit value at end of period                                          $ 2.28  $ 1.72  $1.40  $1.01
Number of accumulation units outstanding at end of period (000 omitted)              605      83     23     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.27  $ 1.16  $1.04  $1.00
Accumulation unit value at end of period                                          $ 1.19  $ 1.27  $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,503     737    253      7


--------------------------------------------------------------------------------
59 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                    $ 1.02  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $ 1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,777      71     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $ 1.21  $ 1.13  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.31  $ 1.21  $1.13  $0.94
Number of accumulation units outstanding at end of period (000 omitted)            1,167     595    309     22
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.41  $ 1.28  $1.03  $1.00
Accumulation unit value at end of period                                          $ 1.45  $ 1.41  $1.28  $1.03
Number of accumulation units outstanding at end of period (000 omitted)            2,181   1,934    936     15
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $ 1.01  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $ 1.01     --     --
Number of accumulation units outstanding at end of period (000 omitted)              446      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $ 1.44  $ 1.24  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.63  $ 1.44  $1.24  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              322     126     43     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.18  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.30  $ 1.24  $1.18  $0.93
Number of accumulation units outstanding at end of period (000 omitted)            1,293     138     28     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.07  $ 1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)               10      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $ 1.29  $ 1.19  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.29  $1.19  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              346     387    142      7

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.00      --     --     --
Accumulation unit value at end of period                                          $ 1.19      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               52      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.16  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.18  $ 1.18  $1.16  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              805     775    430     50

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                    $ 1.31  $ 1.20  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.36  $ 1.31  $1.20  $0.95
Number of accumulation units outstanding at end of period (000 omitted)            1,178     842    212     --


--------------------------------------------------------------------------------
60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.04  $ 1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)               54      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $ 1.00  $ 1.01  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.01  $ 1.00  $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            1,585   1,420    839    137
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                    $ 1.68  $ 1.43  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.74  $ 1.68  $1.43  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              350     369     76      8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.62  $ 1.36  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.69  $ 1.62  $1.36  $1.00
Number of accumulation units outstanding at end of period (000 omitted)              937     460    220     20
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $ 1.32  $ 1.21  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.42  $ 1.32  $1.21  $0.95
Number of accumulation units outstanding at end of period (000 omitted)               13      11     --      8

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006.

WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.94  $ 1.51  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.34  $ 1.94  $1.51  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            1,045     444    199     12
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.65  $ 1.41  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.82  $ 1.65  $1.41  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            2,374   1,263    501     46
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.26  $ 1.17  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.31  $ 1.26  $1.17  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              401     401    222    117
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.37  $ 1.27  $0.97  $1.00
Accumulation unit value at end of period                                          $ 1.49  $ 1.37  $1.27  $0.97
Number of accumulation units outstanding at end of period (000 omitted)               31      40     25      1
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.27  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.59  $ 1.49  $1.27  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              145     157    151     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.52  $ 1.35  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.60  $ 1.52  $1.35  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              144     141     18     --


--------------------------------------------------------------------------------
61 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.19  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.34  $ 1.25  $1.19  $0.93
Number of accumulation units outstanding at end of period (000 omitted)              846     175     38     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.30  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.60  $ 1.49  $1.30  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              150      89     21     --
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.29  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.58  $ 1.45  $1.29  $0.95
Number of accumulation units outstanding at end of period (000 omitted)               --       1      1     --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.31  $ 1.22  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.37  $ 1.31  $1.22  $0.96
Number of accumulation units outstanding at end of period (000 omitted)               25      30     34     --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.36  $ 1.32  $0.92  $1.00
Accumulation unit value at end of period                                          $ 1.38  $ 1.36  $1.32  $0.92
Number of accumulation units outstanding at end of period (000 omitted)              121      17      6     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.36  $ 1.24  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.36  $1.24  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              698     566    228      3
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.79  $ 1.45  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.06  $ 1.79  $1.45  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            1,016     393    168      3
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.35  $ 1.19  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.51  $ 1.35  $1.19  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              185     132     42     --
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.42  $ 1.26  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.47  $ 1.42  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,479     981    305     --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.20  $ 1.12  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.26  $ 1.20  $1.12  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              144     101      6     --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/8/2003)
Accumulation unit value at beginning of period                                    $ 1.22  $ 1.13  $1.08     --
Accumulation unit value at end of period                                          $ 1.31  $ 1.22  $1.13     --
Number of accumulation units outstanding at end of period (000 omitted)              134     139     47     --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.23  $ 1.18  $0.97  $1.00
Accumulation unit value at end of period                                          $ 1.30  $ 1.23  $1.18  $0.97
Number of accumulation units outstanding at end of period (000 omitted)            2,066   1,461    559     14
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.68  $ 1.36  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.96  $ 1.68  $1.36  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            1,937   1,292    500     11
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.33  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.75  $ 1.49  $1.33  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              397     294     90      2


--------------------------------------------------------------------------------
62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004   2003   2002
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.77  $1.36  $1.02  $1.00
Accumulation unit value at end of period                                          $ 1.99  $1.77  $1.36  $1.02
Number of accumulation units outstanding at end of period (000 omitted)              812    732    435     16
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.59  $1.30  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.71  $1.59  $1.30  $1.00
Number of accumulation units outstanding at end of period (000 omitted)              451    208    101      4
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.36  $1.23  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.49  $1.36  $1.23  $0.99
Number of accumulation units outstanding at end of period (000 omitted)              825    780    330     18
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.55  $1.24  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.72  $1.55  $1.24  $0.98
Number of accumulation units outstanding at end of period (000 omitted)            1,641    806    272     14
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (11/7/2002)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 1.37  $1.21  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.44  $1.37  $1.21  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              764    137     59      6
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.33  $1.34  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.47  $1.33  $1.34  $0.93
Number of accumulation units outstanding at end of period (000 omitted)               31     22      5      1
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.52  $1.30  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.99  $1.52  $1.30  $0.98
Number of accumulation units outstanding at end of period (000 omitted)               82     71     16     --
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.42  $1.25  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.56  $1.42  $1.25  $0.99
Number of accumulation units outstanding at end of period (000 omitted)              425    178    131     --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.21  $1.12  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.25  $1.21  $1.12  $0.93
Number of accumulation units outstanding at end of period (000 omitted)              340    193    177     --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.32  $1.25  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.37  $1.32  $1.25  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              288    231    178      1
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.75  $1.37  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.02  $1.75  $1.37  $1.02
Number of accumulation units outstanding at end of period (000 omitted)              298    160     84     --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.07  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.21  $1.07     --     --
Number of accumulation units outstanding at end of period (000 omitted)              479      2     --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.05  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.13  $1.05     --     --
Number of accumulation units outstanding at end of period (000 omitted)              192     --     --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.02  $1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,589     20     --     --


--------------------------------------------------------------------------------
63 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.35  $ 1.18  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.35  $1.18  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              257     245    174      3
PIONEER EUROPE VCT PORTFOLIO - CLASS II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.28  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.59  $ 1.49  $1.28  $0.98
Number of accumulation units outstanding at end of period (000 omitted)               18      17     10     --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.11  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.32  $ 1.18  $1.11  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              190     144     68     --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.26  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.60  $ 1.45  $1.26  $0.99
Number of accumulation units outstanding at end of period (000 omitted)              135     136     73     15
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.44  $ 1.23  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.60  $ 1.44  $1.23  $0.93
Number of accumulation units outstanding at end of period (000 omitted)               29      24     25     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.15  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.27  $ 1.24  $1.15  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              150     125    108      3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $ 0.99  $ 0.99  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.00  $ 0.99  $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            1,666   1,123    515    105

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT
DEC. 31, 2005 WERE 2.38% AND 2.41%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.00  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.01  $ 1.00     --     --
Number of accumulation units outstanding at end of period (000 omitted)              160      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.09  $ 1.05  $1.02  $1.00
Accumulation unit value at end of period                                          $ 1.10  $ 1.09  $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)            2,694   1,596    573     25
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $ 1.62  $ 1.39  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.82  $ 1.62  $1.39  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            2,375   1,384    191      3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $ 1.72  $ 1.40  $1.01  $1.00
Accumulation unit value at end of period                                          $ 2.27  $ 1.72  $1.40  $1.01
Number of accumulation units outstanding at end of period (000 omitted)              339     128     11     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.26  $ 1.16  $1.04  $1.00
Accumulation unit value at end of period                                          $ 1.19  $ 1.26  $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,478     737    198      7


--------------------------------------------------------------------------------
64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                    $ 1.02  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $ 1.02     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,111       5     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $ 1.21  $ 1.13  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.30  $ 1.21  $1.13  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              660     196    120     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $ 1.40  $ 1.27  $1.03  $1.00
Accumulation unit value at end of period                                          $ 1.44  $ 1.40  $1.27  $1.03
Number of accumulation units outstanding at end of period (000 omitted)            2,130   1,810    993     10
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $ 1.01  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $ 1.01     --     --
Number of accumulation units outstanding at end of period (000 omitted)              283      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $ 1.44  $ 1.24  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.62  $ 1.44  $1.24  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              237      85      6     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $ 1.24  $ 1.18  $0.93  $1.00
Accumulation unit value at end of period                                          $ 1.30  $ 1.24  $1.18  $0.93
Number of accumulation units outstanding at end of period (000 omitted)              862      62     38     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.03  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.07  $ 1.03     --     --
Number of accumulation units outstanding at end of period (000 omitted)               15       2     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $ 1.28  $ 1.19  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.40  $ 1.28  $1.19  $0.98
Number of accumulation units outstanding at end of period (000 omitted)               77      52     36      5

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.00      --     --     --
Accumulation unit value at end of period                                          $ 1.19      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              111      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    $ 1.18  $ 1.15  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.18  $ 1.18  $1.15  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              493     756    555     18

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                    $ 1.31  $ 1.20  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.35  $ 1.31  $1.20  $0.95
Number of accumulation units outstanding at end of period (000 omitted)              940     788    372      8


--------------------------------------------------------------------------------
65 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                2005    2004    2003   2002
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.04  $ 1.00     --     --
Accumulation unit value at end of period                                          $ 1.03  $ 1.04     --     --
Number of accumulation units outstanding at end of period (000 omitted)               16      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $ 1.00  $ 1.00  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.00  $ 1.00  $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)            1,237   1,102    552     25
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                    $ 1.67  $ 1.43  $0.98  $1.00
Accumulation unit value at end of period                                          $ 1.73  $ 1.67  $1.43  $0.98
Number of accumulation units outstanding at end of period (000 omitted)              453     415    117      4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.61  $ 1.36  $1.00  $1.00
Accumulation unit value at end of period                                          $ 1.68  $ 1.61  $1.36  $1.00
Number of accumulation units outstanding at end of period (000 omitted)              738     348    180      1
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $ 1.31  $ 1.21  $0.95  $1.00
Accumulation unit value at end of period                                          $ 1.41  $ 1.31  $1.21  $0.95
Number of accumulation units outstanding at end of period (000 omitted)                1      --     --     --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006.

WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.93  $ 1.50  $1.02  $1.00
Accumulation unit value at end of period                                          $ 2.32  $ 1.93  $1.50  $1.02
Number of accumulation units outstanding at end of period (000 omitted)              906     460    221     --
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.64  $ 1.41  $0.99  $1.00
Accumulation unit value at end of period                                          $ 1.81  $ 1.64  $1.41  $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,792   1,263    778     19
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.25  $ 1.15  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.29  $ 1.25  $1.15  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              282     265     63     --
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.36  $ 1.26  $0.97  $1.00
Accumulation unit value at end of period                                          $ 1.48  $ 1.36  $1.26  $0.97
Number of accumulation units outstanding at end of period (000 omitted)               45      35     29     --
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.48  $ 1.27  $0.94  $1.00
Accumulation unit value at end of period                                          $ 1.58  $ 1.48  $1.27  $0.94
Number of accumulation units outstanding at end of period (000 omitted)              155     153    164      1
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                    $ 1.51  $ 1.34  $0.96  $1.00
Accumulation unit value at end of period                                          $ 1.59  $ 1.51  $1.34  $0.96
Number of accumulation units outstanding at end of period (000 omitted)              136     124     58     --


--------------------------------------------------------------------------------
66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                              p. 3

Rating Agencies                                                          p. 4

Revenues Received During Calendar Year 2005                              p. 4

Principal Underwriter                                                    p. 5

Independent Registered Public Accounting Firm                            p. 5

Financial Statements


--------------------------------------------------------------------------------
67 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


         Ameriprise Financial Services, Inc. (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
    Financial). RiverSource(SM) insurance and annuity products are issued by IDS Life Insurance Company of New York, an Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6410 F (5/06)

PROSPECTUS


MAY 1, 2006


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: (800) 541-2251
            ameriprise.com/variableannuities

            IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.


Prospectuses are also available for:

   -  AIM Variable Insurance Funds

   -  AllianceBernstein Variable Products Series Fund, Inc.

   -  American Century Variable Portfolios, Inc.

   -  Calvert Variable Series, Inc.


   -  Columbia Funds Variable Insurance Trust
      (previously Liberty Variable Investment Trust)

   -  Credit Suisse Trust

   -  Eaton Vance Variable Trust

   -  Evergreen Variable Annuity Trust

   -  Fidelity(R) Variable Insurance Products - Service Class 2

   -  Franklin(R) Templeton(R) Variable Insurance

      Products Trust (FTVIPT) - Class 2

   -  Goldman Sachs Variable Insurance Trust (VIT)

   -  Lazard Retirement Series, Inc.

   -  Legg Mason Variable Portfolios II, Inc.
      (previously Salomon Brothers Variable Series Funds, Inc.)

   -  MFS(R) Variable Insurance Trust(SM)

   -  Neuberger Berman Advisers Management Trust

   -  Oppenheimer Variable Account Funds - Service Shares

   -  PIMCO Variable Insurance Trust (VIT)

   -  Putnam Variable Trust - Class IB Shares

   -  RiverSource(SM) Variable Portfolio Funds

      (previously American Express(R)Variable Portfolio Funds)

   -  The Universal Institutional Funds, Inc.

      Van Kampen Life Investment Trust

   -  Wanger Advisors Trust

   -  Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

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1 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          5
EXPENSE SUMMARY                                                                7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   14
FINANCIAL STATEMENTS                                                          14
THE VARIABLE ACCOUNT AND THE FUNDS                                            15
THE FIXED ACCOUNT                                                             28
THE SPECIAL DCA ACCOUNT                                                       28
BUYING YOUR CONTRACT                                                          29
CHARGES                                                                       32
VALUING YOUR INVESTMENT                                                       37
MAKING THE MOST OF YOUR CONTRACT                                              39
SURRENDERS                                                                    48
TSA -- SPECIAL PROVISIONS                                                     49
CHANGING OWNERSHIP                                                            49
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT                           50
OPTIONAL BENEFITS                                                             52
THE ANNUITY PAYOUT PERIOD                                                     60
TAXES                                                                         62
VOTING RIGHTS                                                                 65
SUBSTITUTION OF INVESTMENTS                                                   66
ABOUT THE SERVICE PROVIDERS                                                   66
APPENDIX A: EXAMPLE -- SURRENDER CHARGES                                      69
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS                                      73
APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED)                       75
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 101



CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contracts.


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2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

KEY TERMS


THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

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3 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  SIMPLE IRAs under Section 408(p) of the Code

-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

-  Plans under Section 401(k) of the Code


-  Custodial and investment only plans under Section 401(a) of the Code


-  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT(ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 38)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 50)

-  the Special DCA account, when available. (p. 50)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with a sales representative you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

- How long you plan to hold your annuity: The contract has surrender charges. (p. 33) Does the contract meet your current and anticipated future needs for liquidity?

- How and when you plan to take money from your annuity: under current tax law, surrenders, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain surrenders may be subject to a federal income tax penalty. (p. 82)

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 44).

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and surrendering this contract. (p. 7).


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5 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us with the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 30)

PURCHASE PAYMENTS:


MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                               RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities            $1,000              $ 2,000
   initial payment for nonqualified annuities          2,000               10,000
   for any additional payments                            50                   50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without office approval) based on your age on the effective date of the contract:

                                               RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For the first year:
   through age 85                                   $999,999*            $999,999*
   for ages 86 to 90                                 100,000              100,000
For each subsequent year:
   through age 85                                    100,000              100,000
   for ages 86 to 90                                  50,000               50,000

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 44)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 69)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 70)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 71)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model portfolio (model portfolio) which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 72)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 80)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (p. 82)


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6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH   SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT         PERCENTAGE
           0                      7%                      0                     8%

           1                      7                       1                     8

           2                      7                       2                     8

           3                      6                       3                     7

           4                      5                       4                     7

           5                      4                       5                     6

           6                      2                       6                     5

           7+                     0                       7                     4

                                                          8                     3

                                                          9                     2

                                                         10+                    0

SURRENDER CHARGE FOR RAVA SELECT PLUS
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                        YEARS FROM               SURRENDER CHARGE
                       CONTRACT DATE                PERCENTAGE
                             1                          7%

                             2                          7

                             3                          7

                             Thereafter                 0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

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7 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                 Maximum: $50       Current: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


OPTIONAL RIDER FEES

If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.

ROPP RIDER FEE                                   Maximum: 0.30%     Current: 0.20%
MAV RIDER FEE                                    Maximum: 0.35%     Current: 0.25%
5-YEAR MAV RIDER FEE                             Maximum: 0.20%     Current: 0.10%

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)

ACCUMULATION BENEFIT RIDER FEE                   Maximum: 2.50%     Current: 0.60%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)

WITHDRAWAL BENEFIT RIDER FEE                     Maximum: 2.50%     Current: 0.60%
PN RIDER FEE                                     Maximum: 0.20%     Current: 0.10%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:             RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                         0.95%                  1.20%
FOR QUALIFIED ANNUITIES                            0.75%                  1.00%
FOR BAND 3 ANNUITIES                               0.55%                  0.75%

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8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                      MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements        0.53%     5.85%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                             GROSS TOTAL
                                                                         MANAGEMENT   12b-1      OTHER          ANNUAL
                                                                            FEES      FEES      EXPENSES       EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                        0.61%     0.25%       0.29%         1.15%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                         0.75      0.25        0.34          1.34(1),(3)
AIM V.I. Financial Services Fund, Series I Shares                           0.75        --        0.37          1.12(1)
AIM V.I. Global Health Care Fund, Series II Shares                          0.75      0.25        0.33          1.33(1),(3)
AIM V.I. International Growth Fund, Series II Shares                        0.73      0.25        0.38          1.36(1)
AIM V.I. Technology Fund, Series I Shares                                   0.75        --        0.37          1.12(1)
AllianceBernstein VPS Global Technology Portfolio (Class B)                 0.75      0.25        0.17          1.17(4)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                 0.55      0.25        0.05          0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)               0.75      0.25        0.12          1.12(4)
American Century VP International, Class II                                 1.13      0.25          --          1.38(4)
American Century VP Ultra(R), Class II                                      0.90      0.25        0.01          1.16(4)
American Century VP Value, Class II                                         0.83      0.25          --          1.08(4)
Calvert Variable Series, Inc. Social Balanced Portfolio                     0.70        --        0.22          0.92(5)
Columbia High Yield Fund, Variable Series, Class B                          0.55      0.25        0.37          1.17(6)
Columbia Marsico Growth Fund, Variable Series                               0.74      0.25        0.34          1.33(7)
Columbia Marsico International Opportunities Fund, Variable Series          0.80      0.25        0.43          1.48(4)
Credit Suisse Trust - Commodity Return Strategy Portfolio                   0.50      0.25        0.55          1.30(8)
Eaton Vance VT Floating-Rate Income Fund                                    0.58        --        0.69          1.27(4)
Evergreen VA International Equity Fund - Class 2                            0.41      0.25        0.30          0.96(9)
Fidelity(R) VIP Contrafund(R)Portfolio Service Class 2                      0.57      0.25        0.09          0.91(10)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                   0.47      0.25        0.12          0.84(10)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                           0.57      0.25        0.12          0.94(10)
Fidelity(R) VIP Overseas Portfolio Service Class 2                          0.72      0.25        0.17          1.14(10)
FTVIPT Franklin Real Estate Fund - Class 2                                  0.47      0.25        0.02          0.74(11),(12)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   0.52      0.25        0.17          0.94(12),(13)
FTVIPT Mutual Shares Securities Fund - Class 2                              0.60      0.25        0.18          1.03(12)
Goldman Sachs VIT Mid Cap Value Fund                                        0.80        --        0.07          0.87(14)
Goldman Sachs VIT Structured U.S. Equity Fund                               0.65        --        0.09          0.74(14)
(previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)


--------------------------------------------------------------------------------
9 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                            GROSS TOTAL
                                                                         MANAGEMENT  12b-1   OTHER             ANNUAL
                                                                            FEES     FEES   EXPENSES          EXPENSES
Lazard Retirement International Equity Portfolio                            0.75%    0.25%    0.21%    1.21%(15)
Legg Mason Partners Variable Small Cap Growth Portfolio, Class II           0.75     0.25     0.37     1.37(4)
(previously Salomon Brothers Small Cap Growth Fund, Class II)
MFS(R) Investors Growth Stock Series - Service Class                        0.75     0.25     0.15     1.15(16),(17)
MFS(R) New Discovery Series - Service Class                                 0.90     0.25     0.16     1.31(16),(17)
MFS(R) Total Return Series - Service Class                                  0.75     0.25     0.09     1.09(16),(17)
MFS(R) Utilities Series - Service Class                                     0.75     0.25     0.15     1.15(16),(17)
Neuberger Berman Advisers Management Trust International Portfolio
 (Class S)                                                                  1.15     0.25     4.45     5.85(18),(19)
Oppenheimer Global Securities Fund/VA, Service Shares                       0.63     0.25     0.04     0.92(20)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   0.74     0.25     0.05     1.04(20)
Oppenheimer Strategic Bond Fund/VA, Service Shares                          0.69     0.25     0.02     0.96(20)
PIMCO VIT All Asset Portfolio, Advisor Share Class                          0.20     0.25     0.88     1.33(21)
Putnam VT Health Sciences Fund - Class IB Shares                            0.70     0.25     0.11     1.06(4)
Putnam VT International Equity Fund - Class IB Shares                       0.75     0.25     0.18     1.18(4)
Putnam VT Vista Fund - Class IB Shares                                      0.65     0.25     0.09     0.99(4)
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.54     0.13     0.14     0.81(22),(23),(24)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.33     0.13     0.15     0.61(22),(23)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Core Bond Fund                         0.48     0.13     0.33     0.94(22),(23),(25)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.47     0.13     0.17     0.77(22),(23)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.68     0.13     0.16     0.97(22),(23),(24)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                  1.05     0.13     0.34     1.52(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
 Markets Fund)
RiverSource(SM) Variable Portfolio - Fundamental Value Fund                 0.73     0.13     0.16     1.02(23),(26)
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.71     0.13     0.20     1.04(22),(23)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
 Securities Fund                                                            0.44     0.13     0.33     0.90(22),(23),(25)
(previously AXP(R) Variable Portfolio - Inflation Protected Securities
 Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                            0.66     0.13     0.17     0.96(22),(23),(24)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.59     0.13     0.16     0.88(22),(23)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund              0.61     0.13     0.34     1.08(22),(23),(25)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.72     0.13     0.20     1.05(22),(23),(24)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.56     0.13     0.14     0.83(22),(23),(24)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                   0.60     0.13     1.86     2.59(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.63     0.13     0.17     0.93(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Equity Select Fund)


--------------------------------------------------------------------------------
10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                             GROSS TOTAL
                                                                         MANAGEMENT  12b-1   OTHER              ANNUAL
                                                                            FEES     FEES   EXPENSES           EXPENSES
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                     0.70%    0.13%    2.18%    3.01%(22),(23),(25)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                     0.22     0.13     0.18     0.53(22),(23),(25)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Select Value Fund                      0.77     0.13     0.30     1.20(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund    0.48     0.13     0.17     0.78(22),(23)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government
 Fund)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund               0.80     0.13     0.22     1.15(22),(23),(24)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                   0.92     0.13     0.24     1.29(22),(23),(24),(25)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares        0.56     0.25     0.03     0.84(4)
Van Kampen UIF Global Real Estate Portfolio Class II Shares                 0.85     0.35     0.62     1.82(27)
Van Kampen UIF Mid Cap Growth Portfolio Class II Shares                     0.75     0.35     0.34     1.44(27)
Wanger International Small Cap                                              0.95       --     0.18     1.13(4)
Wanger U.S. Smaller Companies                                               0.90       --     0.05     0.95(4)
Wells Fargo Advantage VT Opportunity Fund                                   0.72     0.25     0.21     1.18(28)
Wells Fargo Advantage VT Small Cap Growth Fund                              0.75     0.25     0.24     1.24(28)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses of Series I shares to 1.30% and Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series II Shares the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisers, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Calvert.
(6) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio, changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.
(7) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.
(8) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust
     - Commodity Return Strategy Portfolio.
(9) The "Gross total annual expenses" exclude expense reductions and fee waivers. These fees have been restated to reflect current fees.
(10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.79% for Fidelity(R) VIP Growth & Income Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.
(11) The Fund's administration fee is paid indirectly through the management fee.
(12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(13) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


--------------------------------------------------------------------------------
11 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

(14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund and 0.25% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(15) The Investment Manager has contractually agreed to waive its fees and, if necessary, reimburse the Portfolio through Dec. 31, 2006, to the extent "Gross total annual expenses" exceed 1.25% of average daily net assets for Lazard Retirement International Equity Portfolio.
(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.
(18) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2009, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.
(19) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.
(20) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(21) "Other expense" also includes Underlying Fund expenses. Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(23) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(24) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.
(25) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     0.83% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.
(26) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.07% for RiverSource(SM) Variable Portfolio - Fundamental Value Fund.
(27) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio Class II Shares. In addition, Van Kampen UIF Global Real Estate Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimated assuming the average daily net assets of the Portfolio were not more than $75,000,000.
(28) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.


--------------------------------------------------------------------------------
12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you select the optional MAV and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS

With a ten-year surrender charge
 schedule                          $1,791.28  $3,530.13  $5,092.74   $7,985.12   $  991.28  $2,830.13  $4,492.74  $7,985.12

RAVA ADVANTAGE PLUS

With a seven-year surrender
 charge schedule                    1,691.28   3,430.13   4,892.74    7,985.12      991.28   2,830.13   4,492.74   7,985.12

RAVA SELECT PLUS                    1,717.62   3,597.56   4,587.93    8,105.18    1,017.62   2,897.56   4,587.93   8,105.18



                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                   1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS

With a ten-year surrender charge
 schedule                          $1,770.78  $3,477.38  $5,017.88   $7,889.25    $970.78   $2,777.38  $4,417.88  $7,889.25

RAVA ADVANTAGE PLUS

With a seven-year surrender
 charge schedule                    1,670.78   3,377.38   4,817.88    7,889.25     970.78    2,777.38   4,417.88   7,889.25

RAVA SELECT PLUS                    1,697.12   3,545.12   4,513.95    8,012.05     997.12    2,845.12   4,513.95   8,012.05



                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                      1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS - BAND 3

With a ten-year surrender charge
 schedule                          $1,750.28  $3,424.39  $4,942.34   $7,791.21     $950.28  $2,724.39  $4,342.34  $7,791.21

RAVA ADVANTAGE PLUS - BAND 3

With a seven-year surrender
 charge schedule                    1,650.28   3,324.39   4,742.34    7,791.21      950.28   2,724.39   4,342.34   7,791.21

RAVA SELECT PLUS - BAND 3           1,671.50   3,479.23   4,420.51    7,892.65      971.50   2,779.23   4,420.51   7,892.65


--------------------------------------------------------------------------------
13 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS

With a ten-year surrender charge
 schedule                            $953.85  $1,177.72  $1,424.39   $1,801.69     $153.85    $477.72    $824.39  $1,801.69

RAVA ADVANTAGE PLUS

With a seven-year surrender
 charge schedule                      853.85   1,077.72   1,224.39    1,801.69      153.85     477.72     824.39   1,801.69

RAVA SELECT PLUS                      880.20   1,258.06     960.47    2,084.67      180.20     558.06     960.47  2,084.67



                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                   1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS

With a ten-year surrender charge
 schedule                            $933.35  $1,114.90  $1,317.48   $1,576.50     $133.35    $414.90    $717.48  $1,576.50

RAVA ADVANTAGE PLUS

With a seven-year surrender
 charge schedule                      833.35   1,014.90   1,117.48    1,576.50      133.35     414.90     717.48   1,576.50

RAVA SELECT PLUS                      859.70   1,195.57     854.70    1,865.07      159.70     495.57     854.70   1,865.07



                                                                                   IF YOU DO NOT SURRENDER YOUR CONTRACT
                                           IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                      1 YEAR     3 YEARS    5 YEARS    10 YEARS     1 YEAR   3 YEARS    5 YEARS     10 YEARS
RAVA ADVANTAGE PLUS - BAND 3

With a ten-year surrender charge
 schedule                            $912.85  $1,051.83  $1,209.68  $1,346.87      $112.85    $351.83    $609.68  $1,346.87

RAVA ADVANTAGE PLUS - BAND 3

With a seven-year surrender
 charge schedule                      812.85     951.83   1,009.68    1,346.87      112.85     351.83     609.68   1,346.87

RAVA SELECT PLUS - BAND 3             834.07   1,117.11     721.24    1,584.46      134.07     417.11     721.24   1,584.46



(1) In these examples, the contract administrative charge is estimated as a .021% charge for RAVA Advantage Plus, a .028% charge for RAVA Select Plus, a .021% charge for RAVA Advantage Plus - Band 3, and a .028% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

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14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the model portfolios of the PN program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


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15 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


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16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating sales representatives who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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17 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital           Growth of capital. Invests principally in common stocks of        A I M Advisors, Inc.
Appreciation Fund,         companies likely to benefit from new or innovative products,
Series II Shares           services or processes as well as those with above-average
                           long-term growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign
                           securities that involve risks not associated with investing solely in the United States.

AIM V.I. Capital           Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Development Fund, Series   (including common stocks, convertible securities and bonds) of
II Shares                  small- and medium-sized companies. The Fund may invest up to
                           25% of its total assets in foreign securities.

AIM V.I. Financial         Capital growth. Actively managed. Invests at least 80% of its     A I M Advisors, Inc.
Services Fund, Series I    net assets in the equity securities and equity-related
Shares                     instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries
                           (asset managers, brokerage firms, and government-sponsored agencies and suppliers to financial services companies).

AIM V.I. Global Health     Capital growth. The fund seeks to meet its objective by           A I M Advisors, Inc.
Care Fund, Series II       investing, normally, at least 80% of its assets in securities
Shares                     of health care industry companies. The fund may invest up to
                           20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The fund may also invest up to 5%
                           of its total assets in lower-quality debt securities, i.e., junk bonds.

AIM V.I. International     Long-term growth of capital. Invests primarily in a diversified   A I M Advisors, Inc.
Growth Fund, Series II     portfolio of international equity securities, whose issuers are
Shares                     considered to have strong earnings momentum. The fund may
                           invest up to 20% of its total assets in security issuers
                           located in developing countries and in securities exchangeable for or convertible into equity securities of foreign companies.

AIM V.I. Technology        Capital growth. The Fund is actively managed. Invests at least    A I M Advisors, Inc.
Fund, Series I Shares      80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related
                           industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors,
                           telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the companies in this sector.

AllianceBernstein VPS      Long-term growth of capital. The Fund invests at least 80% of     AllianceBernstein L.P.
Global Technology          its net assets in securities of companies that use technology
Portfolio (Class B)        extensively in the development of new or improved products or processes. Invests in a global portfolio of securities of U.S.
                           and foreign companies selected for their growth potential.


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18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS      Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
Growth and Income          dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in a diversified   AllianceBernstein L.P.
International Value        portfolio of equity securities of established companies
Portfolio (Class B)        selected from more than 40 industries and from more than 40 developed and emerging market countries.

American Century VP        Capital growth. Invests primarily in stocks of growing foreign    American Century Global Investment
International, Class II    companies in developed countries.                                 Management, Inc.

American Century VP        Long-term capital growth. Invests primarily in U.S. companies,    American Century Investment
Ultra(R), Class II         but there is no limit on the amount of assets the Fund can        Management, Inc.
                           invest in foreign companies.

American Century VP        Long-term capital growth, with income as a secondary objective.   American Century Investment
Value, Class II            Invests primarily in stocks of companies that management          Management, Inc.
                           believes to be undervalued at the time of purchase.

Calvert Variable Series,   Income and capital growth. Invests primarily in stocks, bonds     Calvert Asset Management Company,
Inc. Social Balanced       and money market instruments which offer income and capital       Inc. (CAMCO), investment adviser.
Portfolio                  growth opportunity and which satisfy the investment and social    SsgA Funds Management, Inc. and New
                           criteria.                                                         Amsterdam Partners, LLP are the
                                                                                             investment subadvisers.

Columbia High Yield        High level of current income with capital appreciation as a       Columbia Management Advisors, Inc.
Fund, Variable Series,     secondary objective when consistent with the goal of high
Class B                    current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds,
                           debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the
                           Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

Columbia Marsico Growth    Long-term growth of capital. The Fund invests primarily in        Columbia Management Advisors, LLC
Fund, Variable Series      equity securities of large-capitalization companies that are      (advisor); Marsico Capital
                           selected for their growth potential. It generally holds a core    Management, LLC (sub-advisor)
                           position of between 35 and 50 common stocks. It may hold up to
                           25% of its assets in foreign securities.

Columbia Marsico           Long-term growth of capital. The Fund normally invests at least   Columbia Management Advisors, LLC
International              65% of its assets in common stocks of foreign companies. While    (advisor); Marsico Capital
Opportunities Fund,        the Fund may invest in companies of any size, it focuses on       Management, LLC (sub-advisor)
Variable Series            large companies. These companies are selected for their
                           long-term growth potential. The Fund normally invests in
                           issuers from at least three different countries not including the United States and generally holds a core position of 35 to
                           50 common stocks. The Fund may invest in common stocks of
                           companies operating in emerging markets.


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19 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -      Total return. Invests in commodity-linked derivative              Credit Suisse Asset Management, LLC
Commodity Return           instruments backed by a portfolio of fixed-income securities.
Strategy Portfolio         The portfolio invests in commodity-linked derivative
                           instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

Eaton Vance VT             High level of current income. Non-diversified mutual fund that    Eaton Vance Management
Floating-Rate Income       normally invests primarily in senior floating rate loans
Fund                       ("Senior Loans"). Senior Loans typically are of below
                           investment grade quality and have below investment grade credit ratings, which ratings are associated with having high risk, speculative characteristics. Investments are actively managed, and may be bought or sold on a daily basis (although loans are generally held until repaid). The investment adviser's staff monitors the credit quality of the Fund holdings, as well as other investments that are available. The Fund may invest up to
                           25% of its total assets in foreign securities and may engage in certain hedging transactions.

Evergreen VA               Long-term capital growth, with modest income as a secondary       Evergreen Investment Management
International Equity       objective. The Fund seeks to achieve its goal by investing        Company, LLC
Fund - Class 2             primarily in equity securities issued by established, quality
                           non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations.
                           The Fund may also invest in emerging markets.

Fidelity(R) VIP            Seeks long-term capital appreciation. Normally invests            Fidelity Management & Research
Contrafund(R) Portfolio    primarily in common stocks. Invests in securities of companies    Company (FMR), investment manager;
Service Class 2            whose value it believes is not fully recognized by the public.    FMR U.K. and FMR Far East,
                           Invests in either "growth" stocks or "value" stocks or both.      sub-investment advisers.
                           The fund invests in domestic and foreign issuers.

Fidelity(R) VIP Growth &   Seeks high total return through a combination of current income   FMR, investment manager; FMR U.K.,
Income Portfolio Service   and capital appreciation. Normally invests a majority of assets   FMR Far East, sub-investment
Class 2                    in common stocks with a focus on those that pay current           advisers.
                           dividends and show potential for capital appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                           Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap    Long-term growth of capital. Normally invests primarily in        FMR, investment manager; FMR U.K.,
Portfolio Service          common stocks. Normally invests at least 80% of assets in         FMR Far East, sub-investment
Class 2                    securities of companies with medium market capitalizations. May   advisers.
                           invest in companies with smaller or larger market
                           capitalizations. Invests in domestic and foreign issuers. The
                           Fund invests in either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas   Long-term growth of capital. Normally invests primarily in        FMR, investment manager; FMR U.K.,
Portfolio Service          common stocks of foreign securities. Normally invests at least    FMR Far East, Fidelity International
Class 2                    80% of assets in non-U.S. securities.                             Investment Advisors (FIIA) and FIIA
                                                                                             U.K., sub-investment advisers.


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20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real       Seeks capital appreciation, with current income as a secondary    Franklin Advisers, Inc.
Estate Fund - Class 2      goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate
                           sector.

FTVIPT Franklin Small      Seeks long-term total return. The Fund normally invests at        Franklin Advisory Services, LLC
Cap Value Securities       least 80% of its net assets in investments of small
Fund - Class 2             capitalization companies, and normally invests predominantly in equity securities. For this Fund, small-capitalization
                           companies are those with market capitalization values not
                           exceeding $2.5 billion, at the time of purchase. The Fund
                           invests mainly in equity securities of companies that the
                           manager believes are undervalued.

FTVIPT Mutual Shares       Seeks capital appreciation, with income as a secondary goal.      Franklin Mutual Advisers, LLC
Securities Fund - Class    The Fund normally invests mainly in equity securities that the
2                          manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

Goldman Sachs VIT Mid      Seeks long-term capital appreciation. The Fund invests, under     Goldman Sachs Asset Management, L.P.
Cap Value Fund             normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of
                           purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                           capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                           capitalization of companies constituting the Russell Midcap(R)
                           Value Index at the time of investment. If the market
                           capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the
                           securities. The capitalization range of the Russell Midcap(R)
                           Value Index is currently between $276 million and $14.9
                           billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net
                           Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign
                           currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                           capitalizations outside the range of companies constituting the
                           Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs VIT          The Fund seeks long-term growth of capital and dividend income.   Goldman Sachs Asset Management, L.P.
Structured U.S. Equity     The Fund invests, under normal circumstances, at least 90% of
Fund                       its total assets (not including securities lending collateral and any investment of that collateral) measured at time of
(previously Goldman        purchase ("Total Assets") in a diversified portfolio of equity
Sachs VIT CORE U.S.        investments in U.S. issuers, including foreign companies that
Equity Fund)               are traded in the United States. However, it is currently
                           anticipated that, under normal circumstances, the Fund will
CORE is a registered       invest at least 95% of its net assets plus any borrowings for
service mark of Goldman,   investment purposes (measured at the time of purchase) in such
Sachs & Co.                equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental
                           research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P
                           500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.


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21 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement          Long-term capital appreciation. Invests primarily in equity       Lazard Asset Management, LLC
International Equity       securities, principally common stocks, of relatively large
Portfolio                  non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                           Australia and Far East (EAFE(R)) Index that the Investment
                           Manager believes are undervalued based on their earnings, cash flow or asset values.

Legg Mason Partners        Long-term growth of capital. The fund invests, under normal       Salomon Brothers Asset Management
Variable Small Cap         circumstances, at least 80% of its assets in equity securities    Inc., a subsidiary of Citigroup Inc.
Growth Portfolio, Class    of companies with small market capitalizations and related
II                         investments.

(previously Salomon
Brothers Small Cap
Growth Fund, Class II)

MFS(R) Investors Growth    Long-term growth of capital and future income. Invests at least   MFS Investment Management(R)
Stock Series - Service     80% of its net assets in common stocks and related securities
Class                      of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery       Capital appreciation. Invests at least 65% of its net assets in   MFS Investment Management(R)
Series - Service Class     equity securities of emerging growth companies.

MFS(R) Total Return        Above-average income consistent with the prudent employment of    MFS Investment Management(R)
Series - Service Class     capital, with growth of capital and income as a secondary
                           objective. Invests primarily in a combination of equity and fixed income securities.

MFS(R) Utilities Series    Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
- Service Class            and debt securities of domestic and foreign companies in the utilities industry.

Neuberger Berman           Long-term growth of capital. The Fund invests mainly in foreign   Neuberger Berman Management Inc.
Advisers Management        companies of any size, including companies in developed and
Trust International        emerging industrialized markets. The Fund defines a foreign
Portfolio (Class S)        company as one that is organized outside of the United States and conducts the majority of its business abroad. The Fund seeks to reduce risk by diversifying among many industries.
                           Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical
                           regions.

Oppenheimer Global         Long-term capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Securities Fund/VA,        of U.S. and foreign issuers that are "growth-type" companies,
Service Shares             cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street    Seeks capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Small Cap Fund/VA,         small-capitalization U.S. companies that the fund's investment
Service Shares             manager believes have favorable business trends or prospects.


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22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic      High level of current income principally derived from interest    OppenheimerFunds, Inc.
Bond Fund/VA, Service      on debt securities. Invests mainly in three market sectors:
Shares                     debt securities of foreign governments and companies, U.S.
                           government securities and lower-rated high yield securities of
                           U.S. and foreign companies.

PIMCO VIT All Asset        Seeks maximum real return consistent with preservation of real    Pacific Investment Management Company
Portfolio, Advisor Share   capital and prudent investment management period. The Portfolio   LLC
Class                      seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in
                           Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset
                           All Authority Funds ("Underlying Funds"). Though it is
                           anticipated that the Portfolio will not currently invest in the
                           European StockPLUS(R) TR Strategy, Far East (ex-Japan)
                           StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                           StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR Short
                           Strategy Funds, the Portfolio may invest in these Funds in the future, without shareholder approval, at the discretion of the
                           Portfolio's asset allocation sub-adviser.

Putnam VT Health           Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Sciences Fund - Class IB   investing mainly in common stocks of companies in the health
Shares                     sciences industries, with a focus on growth stocks. Under
                           normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50%
                           of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies
                           Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

Putnam VT International    Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Equity Fund - Class IB     investing mainly in common stocks of companies outside the
Shares                     United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Vista Fund -     Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Class IB Shares            investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

RiverSource Variable       Maximum total investment return through a combination of          RiverSource Investments
Portfolio - Balanced       capital growth and current income. Invests primarily in a
Fund                       combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                           of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       Maximum current income consistent with liquidity and stability    RiverSource Investments
Portfolio - Cash           of principal. Invests primarily in money market instruments,
Management Fund            such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.


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23 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Core Bond      appreciation. Under normal market conditions, the Fund invests
Fund                       at least 80% of its net assets in bonds and other debt
                           securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Lehman
                           Brothers Aggregate Bond Index ("the Index"), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.

RiverSource Variable       High level of current income while attempting to conserve the     RiverSource Investments
Portfolio - Diversified    value of the investment and continuing a high level of income
Bond Fund                  for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable       High level of current income and, as a secondary goal, steady     RiverSource Investments
Portfolio - Diversified    growth of capital. Under normal market conditions, the Fund
Equity Income Fund         invests at least 80% of its net assets in dividend-paying
                           common and preferred stocks.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, adviser;
Portfolio - Emerging       invested in equity securities of emerging market companies.       Threadneedle International Limited,
Markets Fund               Under normal market conditions, at least 80% of the Fund's net    an indirect wholly-owned subsidiary
                           assets will be invested in securities of companies that are       of Ameriprise Financial, subadviser.
                           located in emerging market countries, or that earn 50% or more of their total revenues from goods and services produced in emerging market countries or from sales made in emerging market countries.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments
Portfolio - Fundamental    invested in equity securities of U.S. companies. Under normal
Value Fund                 market conditions, the Fund's net assets will be invested
                           primarily in companies with market capitalizations of at least
                           $5 billion.

RiverSource Variable       High total return through income and growth of capital.           RiverSource Investments
Portfolio - Global Bond    Non-diversified mutual fund that invests primarily in debt
Fund                       obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                           conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                           including money market instruments of issuers located in at least three different countries.


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24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Total return that exceeds the rate of inflation over the          RiverSource Investments
Portfolio - Global         long-term. Non-diversified mutual fund that, under normal
Inflation Protected        market conditions, invests at least 80% of its net assets in
Securities Fund            inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                           and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource Variable       Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Portfolio - Growth Fund    and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       High current income, with capital growth as a secondary           RiverSource Investments
Portfolio - High Yield     objective. Under normal market conditions, the Fund invests at
Bond Fund                  least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.

RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Income         appreciation. Under normal market conditions, invests primarily
Opportunities Fund         in income-producing debt securities with an emphasis on the higher rated segment of the high-yield (junk bond) market. The
                           Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the
                           security.

RiverSource Variable       Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Portfolio -                foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
International              may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
Opportunity Fund                                                                             of Ameriprise Financial, subadviser.

RiverSource Variable       Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Large Cap      invests at least 80% of its net assets in equity securities of
Equity Fund                companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable       Long-term growth of capital. Under normal market conditions,      RiverSource Investments
Portfolio - Large Cap      the Fund invests at least 80% of its net assets in equity
Value Fund                 securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks.

RiverSource Variable       Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Portfolio - Mid Cap        invests at least 80% of its net assets in equity securities of
Growth Fund                mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.


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25 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       Under normal circumstances, the Fund invests at least 80% of      RiverSource Investments
Portfolio - Mid Cap        its net assets (including the amount of any borrowings for
Value Fund                 investment purposes) in equity securities of medium-sized
                           companies. Medium-sized companies are those whose market
                           capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index.

RiverSource Variable       Long-term capital appreciation. The Fund seeks to provide         RiverSource Investments
Portfolio - S&P 500        investment results that correspond to the total return (the
Index Fund                 combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price
                           Index (S&P 500). The S&P 500 is made up primarily of
                           large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable       Long-term growth of capital. Invests primarily in common          RiverSource Investments, adviser;
Portfolio - Select Value   stocks, preferred stocks and securities convertible into common   GAMCO Investors, Inc., subadviser
Fund                       stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the
                           National Association of Securities Dealers. The Fund invests in mid-cap companies as well as companies with larger and smaller market capitalizations.

RiverSource Variable       A high level of current income and safety of principal            RiverSource Investments
Portfolio - Short          consistent with an investment in U.S. government and government
Duration U.S. Government   agency securities. Under normal market conditions, at least 80%
Fund                       of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

RiverSource Variable       Long-term capital growth. Under normal market conditions, at      RiverSource Investments, adviser;
Portfolio - Small Cap      least 80% of the Fund's net assets are invested in equity         Kenwood Capital Management LLC,
Advantage Fund             securities of companies with market capitalization of up to $2    subadviser
                           billion or that fall within the range of the Russell 2000(R)
                           Index at the time of investment.

RiverSource Variable       Long-term capital appreciation. Invests primarily in equity       RiverSource Investments, adviser;
Portfolio - Small Cap      securities. Under normal market conditions, at least 80% of the   River Road Asset Management, LLC,
Value Fund                 Fund's net assets will be invested in small cap companies with    Donald Smith & Co., Inc., Franklin
                           market capitalization, at the time of investment, of up to $2.5   Portfolio Associates LLC and Barrow,
                           billion or that fall within the range of the Russell 2000(R)      Hanley, Mewhinney & Strauss, Inc.,
                           Value Index.                                                      subadvisers.

Van Kampen Life            Capital growth and income through investments in equity           Van Kampen Asset Management
Investment Trust           securities, including common stocks, preferred stocks and
Comstock Portfolio,        securities convertible into common and preferred stocks.
Class II Shares


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26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

INVESTING IN               INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global      Current income and capital appreciation. Invests primarily in     Morgan Stanley Investment Management
Real Estate Portfolio,     equity securities of companies in the real estate industry        Inc., doing business as Van Kampen,
Class II Shares            located throughout the world, including real estate operating     adviser; Morgan Stanley Investment
                           companies, real estate investment trusts and foreign real         Management and Morgan Stanley
                           estate companies.                                                 Investment Management Company,
                                                                                             sub-adviser

Van Kampen UIF Mid Cap     Long-term capital growth. Invests primarily in growth-oriented    Morgan Stanley Investment Management
Growth Portfolio, Class    equity securities of U.S. mid cap companies and foreign           Inc., doing business as Van Kampen
II Shares                  companies, including emerging market securities.

Wanger International       Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Small Cap                  companies based outside the U.S. with market capitalizations of   L.P.
                           less than $5 billion at time of initial purchase.

Wanger U.S. Smaller        Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset Management,
Companies                  small- and medium-size U.S. companies with market                 L.P.
                           capitalizations of less than $5 billion at time of initial purchase.

Wells Fargo Advantage VT   Seeks long-term capital appreciation. We invest in equity         Wells Fargo Funds Management, LLC,
Opportunity Fund           securities of medium-capitalization companies that we believe     adviser; Wells Capital Management
                           are under-priced yet, have attractive growth prospects.           Incorporated, subadviser.

Wells Fargo Advantage VT   Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management, LLC,
Small Cap Growth Fund      to have above-average growth potential or that may be involved    adviser; Wells Capital Management
                           in new or innovative products, services and processes. Invests    Incorporated, subadviser.
                           principally in securities of companies with market
                           capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, which is considered a small capitalization index that is expected to change frequently.


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27 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

THE FIXED ACCOUNT

Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and the IDS Life of New York's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
(See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

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28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

- the fixed account, subaccounts and/or the special DCA account(1) in which you want to invest;

-  how you want to make purchase payments;

-  a beneficiary;

- under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years);


-  the optional PN Program;


-  one of the following optional death benefits:

   -  ROPP Death Benefit(2),

   -  MAV Death Benefit(2),

   -  5-Year MAV Death Benefit(2), and

- one of the following optional living benefits that require the use of an asset allocation program:

   -  Accumulation Benefit rider(3), or

   -  Withdrawal Benefit(3).

(1) The Special DCA account may not be available for new purchase payments at all times.
(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(3) You may select either Accumulation Benefit or Withdrawal Benefit rider. The Withdrawal Benefit is available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. The Accumulation Benefit is available if you are 80 or younger at the rider effective date.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)


If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the fixed account, the Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.


We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-  no earlier than 13 months after the contract's effective date; and

- no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

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29 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                               RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities            $1,000              $ 2,000
   initial payment for nonqualified annuities          2,000               10,000
   for any additional payments                            50                   50

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without office approval) based on your age on the effective date of the contract:

                                               RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
For the first year:
   through age 85                                  $999,999***          $999,999***
   for ages 86 to 90                                100,000              100,000
For each subsequent year:
   through age 85                                   100,000              100,000
   for ages 86 to 90                                 50,000               50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.
*** These limits apply in total to all IDS Life of New York annuities you own.
    We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider, subject to state restrictions.

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

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30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:
IDS LIFE INSURANCE COMPANY OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-  a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

-  1% of each purchase payment received:

   -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

   -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

-  2% of each purchase payment received:

   -- if you elect the seven-year surrender charge schedule for your contract.

-  3% of each purchase payment received

   -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

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31 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.


We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                            RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
For nonqualified annuities                         0.95%                  1.20%
For qualified annuities                            0.75%                  1.00%
For Band 3 annuities                               0.55%                  0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

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32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

-  10% of the contract value on the prior contract anniversary*; and

-  current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

-  10% of the contract value on the prior contract anniversary*;

-  current contract earnings; and

-  the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1.  First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

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33 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH   SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT         PERCENTAGE
           0                      7%                      0                     8%

           1                      7                       1                     8

           2                      7                       2                     8

           3                      6                       3                     7

           4                      5                       4                     7

           5                      4                       5                     6

           6                      2                       6                     5

           7+                     0                       7                     4

                                                          8                     3

                                                          9                     2

                                                         10+                    0

SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                       CONTRACT DATE                SURRENDER CHARGE PERCENTAGE
                             1                                   7%

                             2                                   7

                             3                                   7

                             Thereafter                          0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-  surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's guaranteed Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-  amounts we refund to you during the free look period*;

-  death benefits*;

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34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract holders. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a)you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;
(b)you change your model portfolio after we have exercised our rights to increase the rider charge;
(c)you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.

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35 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

WITHDRAWAL BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50% for new contract owners. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;
(b) you change your model portfolio after we have exercised our rights to increase the rider charge;
(c) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you choose an Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.


(1)Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1)Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2)The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3)Available if you are 75 or younger at the rider effective date. Not available with MAV.

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36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(4) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts less any excluded accounts in the same proportion your interest in each account bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")


VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

-  plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

-  minus amounts transferred out.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

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37 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders;

-  surrender charges;

and a deduction of:

-  a prorated portion of the contract administrative charge;

-  a prorated portion of the ROPP rider fee (if selected);

-  a prorated portion of the MAV rider fee (if selected);

-  a prorated portion of the 5-Year MAV rider fee (if selected);

-  a prorated portion of the Accumulation Benefit rider fee (if selected);

-  a prorated portion of the Withdrawal Benefit rider fee (if selected); and/or

-  a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

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38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
                                                             AMOUNT    ACCUMULATION   OF UNITS
                                               MONTH        INVESTED    UNIT VALUE    PURCHASED
By investing an equal number                    Jan          $100         $20          5.00
of dollars each month ...
                                                Feb           100          18          5.56

you automatically buy                           Mar           100          17          5.88
more units when the
per unit market price is low ... ------>        Apr           100          15          6.67

                                                May           100          16          6.25

                                                June          100          18          5.56

                                                July          100          17          5.88

and fewer units                                 Aug           100          19          5.26
when the per unit
market price is high.            ------>        Sept          100          21          4.76

                                                Oct           100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

-  You cannot transfer existing contract values into a Special DCA account.


- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.


- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

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39 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.


- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).


- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.


Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

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40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

-  substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account, that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

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41 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocations options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and the fixed account as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.


As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and the fixed account, we may have an incentive to identify the RiverSource Variable Portfolio Funds and the fixed account for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSourceVariable Portfolio Funds. These changes may include, but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.


RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.


Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help you define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither IDS Life of New York nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

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42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.


Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.


In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program, unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


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PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.


- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER


If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. The PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while an asset allocation model portfolio is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


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Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


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45 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value. You may not make a transfer to the Special DCA account.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


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2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the fixed account or the Special DCA account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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47 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-  request that payment be wired to your bank;

-  bank account must be in the same ownership as your contract; and

-  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

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48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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49 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

-  contract value, less any purchase payment credits subject to reversal; or

-  purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                         PS X DB
                         -------
                           CV

          PS = the partial surrender including any applicable surrender charge.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2005.

- On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

   We calculate the death benefit on March 1, 2006 as follows:

     The total purchase payments minus adjustments for partial surrenders:
     Total purchase payments                                                         $20,000
           minus adjusted partial surrenders, calculated as:
           $1,500 x $20,000
           ----------------  =                                                       - 1,667
              $18,000                                                                -------
     for a death benefit of:                                                         $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2005.

- On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2006 to be $16,500.

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50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


   -  contract value, less any purchase payment credits subject to reversal; or

   -  purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


   -  contract value, less any purchase payment credits subject to reversal; or

   -  purchase payments less minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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51 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

OPTIONAL BENEFITS


OPTIONAL DEATH BENEFITS


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-  purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                         PS X DB
                         -------
                            CV

          PS = the partial surrender including any applicable surrender charge.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

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52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-  purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)


The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-  purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

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53 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS


GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether a Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

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54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether a Accumulation Benefit rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

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55 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
   VARIABLE ANNUITY - NEW YORK - PROSPECTUS

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   -  you take a full surrender; or

   -  annuitization begins; or

   -  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix C.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT)

The Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a surrender charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-  the Guaranteed Benefit Amount will be adjusted as described below; and

-  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Surrender Charges"). We pay you the amount you request. Any partial surrender you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrender Charge").

An annual Elective Step Up option is available for 30 days after each contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

- the contract value on the valuation date we receive your written request to step up.

The annual Elective Step Up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your asset allocation model, the rider charge may change (see "Charges").


If you are 80 or younger at contract issue, you may choose to add the Withdrawal Benefit to your contract. You must elect the Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


You should consider whether the Withdrawal Benefit is appropriate for you because:

- you must participate in an asset allocation program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and the fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program");

- withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have RMD rules that govern the timing and amount of distributions from the contract. If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


- if your contract is a TSA, your right to take withdrawals is restricted (see "TSA -- Special Surrender Provisions"), so the rider may be limited value to you. You should consult your tax advisor before you select this optional rider if you have questions about the use of this rider in your tax situation.

- we reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.


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THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT RBA PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

          GBA EXCESS WITHDRAWAL PROCEDURE

          The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

          1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

          2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

               (a) is the total GBA after the withdrawal less the total
                   Remaining Benefit Amount after the withdrawal;

               (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

               (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

-  at step up -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

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- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

          RBA EXCESS WITHDRAWAL PROCEDURE

          The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

          If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

          The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Surrender Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP


You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST THREE CONTRACT YEARS. The increases will be determined as follows:


You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be set to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

The elective step up option is not available to non-spouse beneficiaries that continue the contract.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation elective step up is in addition to the annual elective step up.

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A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA immediately prior to the spousal continuation step up, or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RBA PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the RBA payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the RBA payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit, and the contract will terminate.

For an example, see Appendix B.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  your age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- WITHDRAWAL BENEFIT - RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age
59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


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62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

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63 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will generally not apply to any amount received:


-  because of your death,

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

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64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, PN, ACCUMULATION BENEFIT OR WITHDRAWAL BENEFIT): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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65 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. is the principal underwriter for the contract which it offers continuously.

Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER


IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.


We pay time-of-sale commissions of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1% based on annual total contract value for as long as the contract remains in effect.


We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

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66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");


   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds--The funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds--The funds"); and


   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from contract owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.


LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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67 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDICES


THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.


THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

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68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:


-  we receive a single $100,000 purchase payment on Jan. 1, 2006; and

- you surrender the contract for its total value on July 1, 2009. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

-  you have made no surrenders prior to July 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:


                                                                 CONTRACT     CONTRACT
                                                                 WITH GAIN    WITH LOSS
                     Contract Value at time of full surrender:  $120,000.00  $ 80,000.00
                          Contract Value on prior anniversary:   115,000.00    85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of
        the prior anniversary value:
                                     Earnings in the contract:    20,000.00         0.00
                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                            Total Free Amount:    20,000.00     8,500.00

STEP 2. We determine the TFA that is from Purchase Payments:
                                            Total Free Amount:    20,000.00     8,500.00
                                     Earnings in the contract:    20,000.00         0.00
               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                            PR = [WD-TFA] / [CV-TFA]
                                                          WD =   120,000.00    80,000.00  = the amount of the surrender
                                                         TFA =    20,000.00     8,500.00  = the total free amount, step 1
                                                          CV =   120,000.00    80,000.00  = the contract value at the time of
                                                                                            the surrender
                                                          PR =          100%         100% = the premium ratio

STEP 4. We calculate Chargeable Purchase Payments being
        Surrendered (CPP):
                       CPP = PR X (PP-PPF)
                                                          PR =          100%         100% = premium ratio, step 3
                                                          PP =   100,000.00   100,000.00  = purchase payments not previously
                                                                                            surrendered
                                                         PPF =         0.00     8,500.00  = purchase payments being surrendered
                                                                                            free, step 2
                                                         CPP =   100,000.00    91,500.00

STEP 5. We calculate the Surrender Charges:
                                 Chargeable Purchase Payments:   100,000.00    91,500.00
                                  Surrender Charge Percentage:            7%           7%
                                             Surrender Charge:     7,000.00     6,405.00

STEP 6. We calculate the Net Surrender Value:                    120,000.00    80,000.00
                                   Contract Value Surrendered:    (7,000.00)   (6,405.00)
               Contract Charge (assessed upon full surrender):       (30.00)      (30.00)
                                  Net Full Surrender Proceeds:   112,970.00    73,565.00


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69 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:


-  we receive a single $100,000 purchase payment on Jan. 1, 2006; and

- you request a partial surrender of $50,000 on July 1, 2009. The surrender charge percentage is 7.0%; and

-  you have made no surrenders prior to July 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:


                                                                 CONTRACT     CONTRACT
                                                                 WITH GAIN    WITH LOSS
                  Contract Value at time of partial surrender:  $120,000.00  $ 80,000.00
                          Contract Value on prior anniversary:   115,000.00    85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of
        the prior anniversary value:
                                     Earnings in the contract:    20,000.00         0.00
                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                            Total Free Amount:    20,000.00     8,500.00

STEP 2. We determine the Amount Free that is from Purchase
        Payments:
                                            Total Free Amount:    20,000.00     8,500.00
                                     Earnings in the contract:    20,000.00         0.00
               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                          WD =    50,000.00    50,000.00  = the amount of the surrender
                                                         TFA =    20,000.00     8,500.00  = the total free amount, step 1
                                                          CV =   120,000.00    80,000.00  = the contract value at the time of
                                                                                            surrender
                                                          PR =           30%          58% = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments being
        Surrendered (CPP):
                       CPP = PR X (PP - PPF)
                                                          PR =           30%          58% = premium ratio, step 3
                                                          PP =   100,000.00   100,000.00  = purchase payments not previously
                                                                                            surrendered
                                                         PPF =         0.00     8,500.00  = purchase payments being surrendered
                                                                                            free, step 2
                                                         CPP =    30,000.00    53,108.39  = chargeable purchase payments being
                                                                                            surrendered

STEP 5. We calculate the Surrender Charges:
                                 Chargeable Purchase Payments:    30,000.00    53,108.39
                                  Surrender Charge Percentage:            7%           7%
                                             Surrender Charge:        2,100        3,718

STEP 6. We calculate the Net Surrender Value:
                                   Contract Value Surrendered:    50,000.00    50,000.00
                                             Surrender Charge:    (2,100.00)   (3,717.00)
                                  Net Full Surrender Proceeds:    47,900.00    46,282.41


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70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:


-  we receive a single $100,000 purchase payment on Jan. 1, 2006; and

- you surrender the contract for its total value on July 1, 2007. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

-  you have made no surrenders prior to July 1, 2007.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:


                                                                 CONTRACT     CONTRACT
                                                                 WITH GAIN    WITH LOSS
                     Contract Value at time of full surrender:  $120,000.00  $ 80,000.00
                          Contract Value on prior anniversary:   115,000.00    85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of
        the prior anniversary value:
                                     Earnings in the Contract:    20,000.00         0.00
                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                            Total Free Amount:    20,000.00     8,500.00

STEP 2. We determine the FA that is from Purchase Payments:
                                            Total Free Amount:    20,000.00     8,500.00
                                     Earnings in the contract:    20,000.00         0.00
               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                          WD =   120,000.00    80,000.00  = the amount of the surrender
                                                         TFA =    20,000.00     8,500.00  = the total free amount, step 1
                                                          CV =   120,000.00    80,000.00  = the contract value at the time of
                                                                                            the surrender
                                                          PR =          100%         100%

STEP 4. We calculate Chargeable Purchase Payments being
        Surrendered (CPP):
                                           CPP = PR X (PP-PPF)
                                                          PR =          100%         100% = premium ratio, step 3
                                                          PP =   100,000.00   100,000.00  = purchase payments not previously
                                                                                            surrendered
                                                         PPF =         0.00     8,500.00  = purchase payments being surrendered
                                                                                            free, step 2
                                                         CPP =   100,000.00    91,500.00

STEP 5. We calculate the Surrender Charges:
                                 Chargeable Purchase Payments:   100,000.00    91,500.00
                                  Surrender Charge Percentage:            7%           7%
                                             Surrender Charge:     7,000.00     6,405.00

STEP 6. We calculate the Net Surrender Value:                    120,000.00    80,000.00
                                   Contract Value Surrendered:    (7,000.00)   (6,405.00)
               Contract Charge (assessed upon full surrender):       (30.00)      (30.00)
                                  Net Full Surrender Proceeds:   112,970.00    73,565.00


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71 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:


-  we receive a single $100,000 purchase payment on Jan. 1, 2006; and

- you request a partial surrender of $50,000 on July 1, 2007. The surrender charge percentage is 7.0%; and

-  you have made no surrenders prior to July 1, 2007.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:


                                                                 CONTRACT     CONTRACT
                                                                 WITH GAIN    WITH LOSS
                  Contract Value at time of partial surrender:  $120,000.00  $ 80,000.00
                          Contract Value on prior anniversary:   115,000.00    85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of
        the prior anniversary value:
                                     Earnings in the contract:    20,000.00         0.00
                10% of the prior anniversary's contract value:    11,500.00     8,500.00
                                            Total Free Amount:    20,000.00     8,500.00

STEP 2. We determine the Amount Free that is from Purchase
        Payments:
                                            Total Free Amount:    20,000.00     8,500.00
                                     Earnings in the contract:    20,000.00         0.00
               Purchase Payments being Surrendered Free (PPF):         0.00     8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                          WD =    50,000.00    50,000.00  = the amount of the surrender
                                                         TFA =    20,000.00     8,500.00  = the total free amount, step 1
                                                          CV =   120,000.00    80,000.00  = the contract value at the time of
                                                                                            surrender
                                                          PR =           30%          58% = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments being
        Surrendered (CPP):
                       CPP = PR X (PP - PPF)
                                                          PR =           30%          58% = premium ratio, step 3
                                                          PP =   100,000.00   100,000.00  = purchase payments not previously
                                                                                            surrendered
                                                         PPF =         0.00     8,500.00  = purchase payments being surrendered
                                                                                            free, step 2
                                                         CPP =    30,000.00    53,108.39  = chargeable purchase payments being
                                                                                            surrendered

STEP 5. We calculate the Surrender Charges:
                                 Chargeable Purchase Payments:    30,000.00    53,108.39
                                  Surrender Charge Percentage:            7%           7%
                                             Surrender Charge:        2,100        3,718

STEP 6. We calculate the Net Surrender Value:
                                   Contract Value Surrendered:    50,000.00    50,000.00
                                             Surrender Charge:    (2,100.00)   (3,717.00)
                                  Net Full Surrender Proceeds:    47,900.00    46,282.41


--------------------------------------------------------------------------------
72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-  You make no additional purchase payments.

-  You do not exercise the Elective Step-up option

-  The Accumulation Benefit rider fee is 0.60%.

                             ASSUMED NET      PARTIAL SURRENDER        ADJUSTED                ACCUMULATION
END OF CONTRACT YEAR       RATE OF RETURN    (BEGINNING OF YEAR)   PARTIAL SURRENDER   MCAV    BENEFIT AMOUNT   CONTRACT VALUE
         1                       12%                    0                    0        100,000           0           111,328

         2                       15%                    0                    0        102,422           0           127,259

         3                        3%                    0                    0        104,861           0           130,290

         4                       -8%                    0                    0        104,861           0           119,148

         5                      -15%                    0                    0        104,861           0           100,647

         6                       20%                2,000                2,084        102,778           0           117,666

         7                       15%                    0                    0        108,252           0           134,504

         8                      -10%                    0                    0        108,252           0           120,327

         9                      -20%                5,000                4,498        103,754           0            91,639

        10                      -12%                     0                    0       103,754      23,734           103,754

EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-  You make no additional purchase payments.

- The contract earns a net return of -5%. All value is invested in the variable subaccounts.

-  The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                                  CONTRACT VALUE          WITHDRAWAL       CONTRACT VALUE
CONTRACT YEAR                   (BEGINNING OF YEAR)  (BEGINNING OF YEAR)    (END OF YEAR)           GBA                RBA
 1                                   $100,000              $7,000             $88,350            $100,000            $93,000

 2                                     88,350               7,000              76,819             100,000             86,000

 3                                     76,819               7,000              65,930             100,000             79,000

 4                                     65,930               7,000              55,648             100,000             72,000

 5                                     55,648               7,000              45,938             100,000             65,000

 6                                     45,938               7,000              36,769             100,000             58,000

 7                                     36,769               7,000              28,111             100,000             51,000

 8                                     28,111               7,000              19,905             100,000             44,000

 9                                     19,905               7,000              12,156             100,000             37,000

10                                     12,156               7,000               4,839             100,000             30,000

11                                      4,839               7,000                   0             100,000             23,000

12                                          0               7,000                   0             100,000             16,000

13                                          0               7,000                   0             100,000              9,000

14                                          0               7,000                   0             100,000              2,000

15                                          0               2,000                   0             100,000                  0

--------------------------------------------------------------------------------
73 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT


- You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2006.

- On March 1, 2007 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

      We calculate the death benefit on March 1, 2007 as follows:


      The total purchase payments minus adjustments for partial surrenders:
      Total purchase payments                                                       $20,000
      minus adjusted partial surrenders, calculated as:
      $1,500 X $20,000                                                              - 1,667
      ----------------  =                                                           -------
          $18,000
      for a death benefit of:                                                       $18,333

EXAMPLE -- MAV DEATH BENEFIT


- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2006.

- On Jan. 1, 2007 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2007 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

      We calculate the death benefit on March 1, 2007 as follows:


      The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
      Greatest of your contract anniversary contract values:                        $24,000
      plus purchase payments made since that anniversary:                                +0
      minus adjusted partial surrenders, calculated as:
      $1,500 X $24,000                                                              - 1,636
      ---------------- =                                                            -------
          $22,000
      for a death benefit of:                                                       $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT


- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2006.

- On Jan. 1, 2011 (the fifth contract anniversary) the contract value grows to $30,000.

- On March 1, 2011 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

      We calculate the death benefit on March 1, 2011 as follows:


      The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
      Greatest of your 5-year contract anniversary contract values:                 $30,000
      plus purchase payments made since that anniversary:                                +0
      minus adjusted partial surrenders, calculated as:
      $1,500 X $30,000                                                              - 1,800
      ---------------- =                                                            -------
         $25,000
      for a death benefit of:                                                       $28,200

--------------------------------------------------------------------------------
74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.11   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         54      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          2      --
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         11      --
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                          4      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          5      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         58       3
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.19   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         14      --
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          5      --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --


--------------------------------------------------------------------------------
75 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          2      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL
28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND,
VARIABLE SERIES, CLASS B

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.21   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          1      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.24   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         37      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.24   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.19   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          7       1
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.15   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         16      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.17   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         49      --
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (11/15/2004)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         45      --
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.15   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          5      --
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II (11/1/2005)
(PREVIOUSLY SALOMON BROTHERS SMALL CAP GROWTH FUND, CLASS II)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          1      --


--------------------------------------------------------------------------------
76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          2      --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.23   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          8      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.07   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                          1      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         40       2
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.17   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          6      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT
DEC. 31, 2005 WERE 3.02% AND 3.06%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         31      10


--------------------------------------------------------------------------------
77 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         50       5
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $1.08   $1.00
Accumulation unit value at end of period                                                     $1.44   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                         24       2
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $0.97   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          8      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         17      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         19      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          9       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          6      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.20   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1       1
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         71       5

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006


--------------------------------------------------------------------------------
78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (11/1/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          6       6

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          3      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          4       4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.11   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         41       7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - MID CAP GROWTH FUND ON MARCH 17, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         98      --
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                               $1.09   $1.00
Accumulation unit value at end of period                                                     $1.31   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                         27       2


--------------------------------------------------------------------------------
79 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.15   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         45      --
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.11   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/1/2005)
Accumulation unit value at beginning of period                                               $1.00      --
Accumulation unit value at end of period                                                     $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --


--------------------------------------------------------------------------------
80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  0.99  $ 0.94  $ 0.73  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  1.07  $ 0.99  $ 0.94  $ 0.73   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            7,136   1,822     765     424     114      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.17  $ 1.02  $ 0.76  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  1.27  $ 1.17  $ 1.02  $ 0.76   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            1,066   1,023     738     426      65      --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.14  $ 1.05  $ 0.82  $ 0.97   $1.00      --
Accumulation unit value at end of period                                         $  1.19  $ 1.14  $ 1.05  $ 0.82   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)              472     569     482     337     123      --
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                         $  1.09      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --      --      --      --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  0.72  $ 0.69  $ 0.48  $ 0.91   $1.00      --
Accumulation unit value at end of period                                         $  0.73  $ 0.72  $ 0.69  $ 0.48   $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)            1,704     718     403     215      92      --
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                         $  1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              160      --      --      --      --      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.08  $ 0.98  $ 0.74  $ 0.97   $1.00      --
Accumulation unit value at end of period                                         $  1.12  $ 1.08  $ 0.98  $ 0.74   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)           10,828   9,073   5,594   2,924     307      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)(8/13/2001)
Accumulation unit value at beginning of period                                   $  1.63  $ 1.31  $ 0.92  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  1.88  $ 1.63  $ 1.31  $ 0.92   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            9,163   4,351   2,161     643      38      --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.03  $ 0.91  $ 0.73  $ 0.93   $1.00      --
Accumulation unit value at end of period                                         $  1.16  $ 1.03  $ 0.91  $ 0.73   $0.93      --
Number of accumulation units outstanding at end of period (000 omitted)            1,659   1,408     938     559     119      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                         $  1.04      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              941      --      --      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.30  $ 1.15  $ 0.90  $ 1.04   $1.00      --
Accumulation unit value at end of period                                         $  1.35  $ 1.30  $ 1.15  $ 0.90   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)           10,497   6,900   4,207   2,339     719      --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                   $  0.95  $ 0.88  $ 0.75  $ 0.86   $0.93   $1.00
Accumulation unit value at end of period                                         $  1.00  $ 0.95  $ 0.88  $ 0.75   $0.86   $0.93
Number of accumulation units outstanding at end of period (000 omitted)            1,195     895     475     348     124      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.00  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.02  $ 1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            2,174      31      --      --      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON  MAY 1,
2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B


--------------------------------------------------------------------------------
81 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2005     2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.06  $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.21  $  1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,120       14      --      --      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.06  $  1.01  $ 0.82  $ 1.00  $ 1.00      --
Accumulation unit value at end of period                                         $  1.13  $  1.06  $ 1.01  $ 0.82  $ 1.00      --
Number of accumulation units outstanding at end of period (000 omitted)           13,335   11,997   6,872   2,998     502      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.58  $  1.27  $ 0.93  $ 1.04  $ 1.00      --
Accumulation unit value at end of period                                         $  1.85  $  1.58  $ 1.27  $ 0.93  $ 1.04      --
Number of accumulation units outstanding at end of period (000 omitted)           16,249   12,408   7,511   3,349     588      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.19  $  1.06  $ 0.75  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                         $  1.40  $  1.19  $ 1.06  $ 0.75  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)            5,952    5,831   2,326     836     149      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.98  $  1.51  $ 1.12  $ 1.11  $ 1.04   $1.00
Accumulation unit value at end of period                                         $  2.23  $  1.98  $ 1.51  $ 1.12  $ 1.11   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            9,097    7,490   4,889   2,603   1,003     137
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.78  $  1.45  $ 1.10  $ 1.23  $ 1.09   $1.00
Accumulation unit value at end of period                                         $  1.92  $  1.78  $ 1.45  $ 1.10  $ 1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)            5,121    3,861   2,159   1,333     350      18
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.17  $  1.05  $ 0.85  $ 0.97  $ 1.00      --
Accumulation unit value at end of period                                         $  1.29  $  1.17  $ 1.05  $ 0.85  $ 0.97      --
Number of accumulation units outstanding at end of period (000 omitted)            7,513    4,483   2,574     801     155      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.86  $  1.49  $ 1.17  $ 1.24  $ 1.11   $1.00
Accumulation unit value at end of period                                         $  2.09  $  1.86  $ 1.49  $ 1.17  $ 1.24   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           10,617    6,770   4,304   2,280     796      37
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   $  0.90  $  0.79  $ 0.62  $ 0.79  $ 0.91   $1.00
Accumulation unit value at end of period                                         $  0.95  $  0.90  $ 0.79  $ 0.62  $ 0.79   $0.91
Number of accumulation units outstanding at end of period (000 omitted)           11,511    4,998   3,397   2,661   1,788     266
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                   $  0.96  $  0.84  $ 0.66  $ 0.75  $ 1.00   $1.00
Accumulation unit value at end of period                                         $  1.06  $  0.96  $ 0.84  $ 0.66  $ 0.75   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            3,903    3,187   2,168     777     352      --
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II (11/1/2005)
(PREVIOUSLY SALOMON BROTHERS SMALL CAP GROWTH FUND, CLASS II)
Accumulation unit value at beginning of period                                   $  1.00       --      --      --      --      --
Accumulation unit value at end of period                                         $  1.06       --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               --       --      --      --      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                   $  0.61  $  0.57  $ 0.47  $ 0.65  $ 0.87   $1.00
Accumulation unit value at end of period                                         $  0.63  $  0.61  $ 0.57  $ 0.47  $ 0.65   $0.87
Number of accumulation units outstanding at end of period (000 omitted)            8,647    7,097   5,911   4,123   2,296     695
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                   $  0.80  $  0.76  $ 0.57  $ 0.85  $ 0.90   $1.00
Accumulation unit value at end of period                                         $  0.83  $  0.80  $ 0.76  $ 0.57  $ 0.85   $0.90
Number of accumulation units outstanding at end of period (000 omitted)            4,783    5,498   5,373   4,442   2,760     479


--------------------------------------------------------------------------------
82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                2005    2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)           1,421       96       --       --       --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                  $  1.18  $  0.92  $  0.68  $  0.89  $  1.00      --
Accumulation unit value at end of period                                        $  1.37  $  1.18  $  0.92  $  0.68  $  0.89      --
Number of accumulation units outstanding at end of period (000 omitted)           2,792    1,406      718      283      112      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.07  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.21  $  1.07       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)           1,793       45       --       --       --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.05  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.14  $  1.05       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)             468       15       --       --       --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)           9,132      152       --       --       --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                  $  0.97  $  0.91  $  0.78  $  0.98  $  1.00      --
Accumulation unit value at end of period                                        $  1.09  $  0.97  $  0.91  $  0.78  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)           1,837    1,481    1,270      748      169      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                  $  1.15  $  1.00  $  0.78  $  0.96  $  1.00      --
Accumulation unit value at end of period                                        $  1.29  $  1.15  $  1.00  $  0.78  $  0.96      --
Number of accumulation units outstanding at end of period (000 omitted)           3,193    3,359    3,718    2,109      364      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                                  $  0.56  $  0.48  $  0.36  $  0.52  $  0.79  $ 1.00
Accumulation unit value at end of period                                        $  0.62  $  0.56  $  0.48  $  0.36  $  0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)           2,910    3,132    3,452    3,552    3,407     767
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                  $  0.95  $  0.87  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                        $  0.98  $  0.95  $  0.87  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)           2,268    2,153    1,566    1,122      988     129
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                  $  1.04  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                        $  1.06  $  1.04  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                         10,666   11,956   12,254   15,264   14,112   3,674

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.86%
AND 2.90%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                  $  1.01  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.02  $  1.01       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)             898       36       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                  $  1.23  $  1.19  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                        $  1.25  $  1.23  $  1.19  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)          19,926   12,488   10,290    7,749    3,860     476
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                  $  1.33  $  1.14  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                        $  1.50  $  1.33  $  1.14  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)          17,139   10,241    4,410    2,358    1,089      17


--------------------------------------------------------------------------------
83 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2005     2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                   $  1.39  $  1.13  $ 0.81  $ 0.87  $ 0.88  $ 1.00
Accumulation unit value at end of period                                         $  1.85  $  1.39  $ 1.13  $ 0.81  $ 0.87  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)            2,792      711     217     149     100       7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                   $  1.47  $  1.35  $ 1.20  $ 1.05  $ 1.05  $ 1.00
Accumulation unit value at end of period                                         $  1.39  $  1.47  $ 1.35  $ 1.20  $ 1.05  $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)            6,917    4,157   2,454   1,346     529      95
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                   $  1.02  $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.04  $  1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            6,543       21      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                   $  0.50  $  0.47  $ 0.39  $ 0.53  $ 0.77  $ 1.00
Accumulation unit value at end of period                                         $  0.54  $  0.50  $ 0.47  $ 0.39  $ 0.53  $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)           13,724    6,535   5,159   3,200   2,185     741
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                   $  1.24  $  1.12  $ 0.90  $ 0.97  $ 0.93  $ 1.00
Accumulation unit value at end of period                                         $  1.28  $  1.24  $ 1.12  $ 0.90  $ 0.97  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)           16,084   14,646   9,939   5,182   2,596     465
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                   $  1.01  $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.03  $  1.01      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,815        6      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                   $  0.77  $  0.66  $ 0.52  $ 0.64  $ 0.91  $ 1.00
Accumulation unit value at end of period                                         $  0.87  $  0.77  $ 0.66  $ 0.52  $ 0.64  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)            3,145    2,082     359     191     182      13
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                   $  0.74  $  0.71  $ 0.55  $ 0.71  $ 0.88  $ 1.00
Accumulation unit value at end of period                                         $  0.78  $  0.74  $ 0.71  $ 0.55  $ 0.71  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)           11,370    2,982     815     363     339     110

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.03  $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.07  $  1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               70       --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                   $  1.12  $  1.04  $ 0.85  $ 1.00  $ 1.00      --
Accumulation unit value at end of period                                         $  1.23  $  1.12  $ 1.04  $ 0.85  $ 1.00      --
Number of accumulation units outstanding at end of period (000 omitted)            1,403    1,420     998     351      86      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.00       --      --      --      --      --
Accumulation unit value at end of period                                         $  1.19       --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              351       --      --      --      --      --


--------------------------------------------------------------------------------
84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $  0.73  $  0.71  $  0.57  $  0.74  $ 0.89  $ 1.00
Accumulation unit value at end of period                                         $  0.73  $  0.73  $  0.71  $  0.57  $ 0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)           16,572   20,755   18,793   12,999   6,990   1,168

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE  PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                   $  0.85  $  0.78  $  0.61  $  0.80  $ 0.92  $ 1.00
Accumulation unit value at end of period                                         $  0.89  $  0.85  $  0.78  $  0.61  $ 0.80  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)            8,983    9,237    6,233    3,963   2,214     129
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.04  $  1.00       --       --      --      --
Accumulation unit value at end of period                                         $  1.04  $  1.04       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              339       45       --       --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                   $  1.15  $  1.15  $  1.14  $  1.09  $ 1.03  $ 1.00
Accumulation unit value at end of period                                         $  1.16  $  1.15  $  1.15  $  1.14  $ 1.09  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)           10,771   11,923    9,919    8,720   2,737     252
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $  1.25  $  1.06  $  0.72  $  0.88  $ 0.95  $ 1.00
Accumulation unit value at end of period                                         $  1.30  $  1.25  $  1.06  $  0.72  $ 0.88  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)            3,007    2,896    1,716      913     440      65
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.52  $  1.28  $  0.93  $  1.07  $ 1.00      --
Accumulation unit value at end of period                                         $  1.60  $  1.52  $  1.28  $  0.93  $ 1.07      --
Number of accumulation units outstanding at end of period (000 omitted)            7,106    4,860    4,184    2,710     606      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                   $  0.45  $  0.42  $  0.33  $  0.48  $ 0.72  $ 1.00
Accumulation unit value at end of period                                         $  0.49  $  0.45  $  0.42  $  0.33  $ 0.48  $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)            1,292    1,567    1,601    1,307   1,186     459

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.03  $  1.00       --       --      --      --
Accumulation unit value at end of period                                         $  1.07  $  1.03       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)           10,069       65       --       --      --      --
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.03  $  0.80  $  0.54  $  0.63  $ 0.80  $ 1.00
Accumulation unit value at end of period                                         $  1.24  $  1.03  $  0.80  $  0.54  $ 0.63  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)           11,740    7,114    4,070    1,930     833     190
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.56  $  1.33  $  0.94  $  1.13  $ 1.03  $ 1.00
Accumulation unit value at end of period                                         $  1.73  $  1.56  $  1.33  $  0.94  $ 1.13  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)           14,569   10,599    6,621    2,942     855      77
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.14  $  0.97  $  0.72  $  0.99  $ 1.00      --
Accumulation unit value at end of period                                         $  1.22  $  1.14  $  0.97  $  0.72  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)            1,387    1,549    1,450      884     232      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                   $  0.92  $  0.81  $  0.58  $  0.94  $ 1.00      --
Accumulation unit value at end of period                                         $  0.97  $  0.92  $  0.81  $  0.58  $ 0.94      --
Number of accumulation units outstanding at end of period (000 omitted)            1,473    1,593    1,080      587     140      --


--------------------------------------------------------------------------------
85 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2005    2004    2003    2002   2001   2000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.98  $ 0.93  $ 0.73  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $ 1.06  $ 0.98  $ 0.93  $ 0.73  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)            3,245   1,172     537     373     70     --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.16  $ 1.02  $ 0.76  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $ 1.26  $ 1.16  $ 1.02  $ 0.76  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)              686     562     313     250     67     --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.13  $ 1.05  $ 0.82  $ 0.97  $1.00     --
Accumulation unit value at end of period                                          $ 1.18  $ 1.13  $ 1.05  $ 0.82  $0.97     --
Number of accumulation units outstanding at end of period (000 omitted)              529     622     467     306     90     --
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                          $ 1.09      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               --      --      --      --     --     --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.71  $ 0.69  $ 0.48  $ 0.91  $1.00     --
Accumulation unit value at end of period                                          $ 0.72  $ 0.71  $ 0.69  $ 0.48  $0.91     --
Number of accumulation units outstanding at end of period (000 omitted)              995     735     533     241     63     --
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                          $ 1.06      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)               65      --      --      --     --     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.07  $ 0.97  $ 0.74  $ 0.96  $1.00     --
Accumulation unit value at end of period                                          $ 1.11  $ 1.07  $ 0.97  $ 0.74  $0.96     --
Number of accumulation units outstanding at end of period (000 omitted)            6,121   5,022   3,923   2,930    730     --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.61  $ 1.31  $ 0.92  $ 0.98  $1.00     --
Accumulation unit value at end of period                                          $ 1.86  $ 1.61  $ 1.31  $ 0.92  $0.98     --
Number of accumulation units outstanding at end of period (000 omitted)            5,012   2,202   1,112     400     29     --
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.03  $ 0.90  $ 0.73  $ 0.93  $1.00     --
Accumulation unit value at end of period                                          $ 1.15  $ 1.03  $ 0.90  $ 0.73  $0.93     --
Number of accumulation units outstanding at end of period (000 omitted)            1,703   1,507   1,149     700    152     --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --     --     --
Accumulation unit value at end of period                                          $ 1.04      --      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              389      --      --      --     --     --
AMERICAN CENTURY VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.29  $ 1.14  $ 0.89  $ 1.04  $1.00     --
Accumulation unit value at end of period                                          $ 1.34  $ 1.29  $ 1.14  $ 0.89  $1.04     --
Number of accumulation units outstanding at end of period (000 omitted)            7,188   5,304   3,657   2,579    848     --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.94  $ 0.88  $ 0.74  $ 0.86  $0.93  $1.00
Accumulation unit value at end of period                                          $ 0.99  $ 0.94  $ 0.88  $ 0.74  $0.86  $0.93
Number of accumulation units outstanding at end of period (000 omitted)            1,638     959     544     311    289     15
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00  $ 1.00      --      --     --     --
Accumulation unit value at end of period                                          $ 1.01  $ 1.00      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            1,464      77      --      --     --     --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1,
2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                  2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                    $  1.05  $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $  1.21  $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               645      40      --      --      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.05  $ 1.00  $ 0.82  $ 1.00  $ 1.00      --
Accumulation unit value at end of period                                          $  1.12  $ 1.05  $ 1.00  $ 0.82  $ 1.00      --
Number of accumulation units outstanding at end of period (000 omitted)             9,746   8,735   6,117   3,320     583      --
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.57  $ 1.27  $ 0.93  $ 1.04  $ 1.00      --
Accumulation unit value at end of period                                          $  1.83  $ 1.57  $ 1.27  $ 0.93  $ 1.04      --
Number of accumulation units outstanding at end of period (000 omitted)            10,285   8,137   5,236   3,151     536      --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.18  $ 1.05  $ 0.74  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                          $  1.39  $ 1.18  $ 1.05  $ 0.74  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)             4,012   3,384   1,478     756     101      --
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.96  $ 1.50  $ 1.12  $ 1.11  $ 1.04  $ 1.00
Accumulation unit value at end of period                                          $  2.21  $ 1.96  $ 1.50  $ 1.12  $ 1.11  $ 1.04
Number of accumulation units outstanding at end of period (000 omitted)             6,194   5,320   3,834   2,650   1,215     150
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.76  $ 1.44  $ 1.10  $ 1.22  $ 1.08  $ 1.00
Accumulation unit value at end of period                                          $  1.90  $ 1.76  $ 1.44  $ 1.10  $ 1.22  $ 1.08
Number of accumulation units outstanding at end of period (000 omitted)             3,470   2,522   1,628     986     410      56
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.17  $ 1.04  $ 0.84  $ 0.97  $ 1.00      --
Accumulation unit value at end of period                                          $  1.28  $ 1.17  $ 1.04  $ 0.84  $ 0.97      --
Number of accumulation units outstanding at end of period (000 omitted)             3,446   2,367   1,668     932     155      --
GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.85  $ 1.48  $ 1.16  $ 1.23  $ 1.11  $ 1.00
Accumulation unit value at end of period                                          $  2.06  $ 1.85  $ 1.48  $ 1.16  $ 1.23  $ 1.11
Number of accumulation units outstanding at end of period (000 omitted)             7,580   5,065   3,549   2,398   1,096     162
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (9/29/2000)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                    $  0.89  $ 0.79  $ 0.61  $ 0.79  $ 0.91  $ 1.00
Accumulation unit value at end of period                                          $  0.94  $ 0.89  $ 0.79  $ 0.61  $ 0.79  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)             7,488   4,379   2,692   2,301   1,422     202
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.97  $ 0.85  $ 0.67  $ 0.76  $ 1.01  $ 1.00
Accumulation unit value at end of period                                          $  1.06  $ 0.97  $ 0.85  $ 0.67  $ 0.76  $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)             3,932   3,125   1,977     714     498      16
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II (11/1/2005)
(PREVIOUSLY SALOMON BROTHERS SMALL CAP GROWTH FUND, CLASS II)
Accumulation unit value at beginning of period                                    $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                          $  1.05      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                --      --      --      --      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.61  $ 0.56  $ 0.46  $ 0.65  $ 0.87  $ 1.00
Accumulation unit value at end of period                                          $  0.63  $ 0.61  $ 0.56  $ 0.46  $ 0.65  $ 0.87
Number of accumulation units outstanding at end of period (000 omitted)             5,560   5,021   4,726   4,234   3,342     685
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.79  $ 0.75  $ 0.57  $ 0.85  $ 0.90  $ 1.00
Accumulation unit value at end of period                                          $  0.83  $ 0.79  $ 0.75  $ 0.57  $ 0.85  $ 0.90
Number of accumulation units outstanding at end of period (000 omitted)             3,667   4,463   4,471   3,982   2,670     527


--------------------------------------------------------------------------------
87 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)             842       28       --       --       --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                  $  1.18  $  0.91  $  0.68  $  0.89  $  1.00      --
Accumulation unit value at end of period                                        $  1.36  $  1.18  $  0.91  $  0.68  $  0.89      --
Number of accumulation units outstanding at end of period (000 omitted)           2,287    1,297      759      512      218      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.07  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.21  $  1.07       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)           1,151       31       --       --       --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.05  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.14  $  1.05       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)             417       22       --       --       --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $  1.02  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.04  $  1.02       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)           5,096       84       --       --       --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                  $  0.96  $  0.91  $  0.77  $  0.98  $  1.00      --
Accumulation unit value at end of period                                        $  1.08  $  0.96  $  0.91  $  0.77  $  0.98      --
Number of accumulation units outstanding at end of period (000 omitted)             883      817      724      514      219      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                  $  1.15  $  1.00  $  0.78  $  0.96  $  1.00      --
Accumulation unit value at end of period                                        $  1.27  $  1.15  $  1.00  $  0.78  $  0.96      --
Number of accumulation units outstanding at end of period (000 omitted)           2,044    2,305    2,650    1,994      612      --
PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                                  $  0.55  $  0.47  $  0.36  $  0.52  $  0.79  $ 1.00
Accumulation unit value at end of period                                        $  0.62  $  0.55  $  0.47  $  0.36  $  0.52  $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)           2,018    2,390    2,773    3,507    4,095   1,162
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                  $  0.94  $  0.86  $  0.73  $  0.84  $  0.95  $ 1.00
Accumulation unit value at end of period                                        $  0.97  $  0.94  $  0.86  $  0.73  $  0.84  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)           1,877    1,818    1,979    1,811    1,468     387
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                  $  1.03  $  1.04  $  1.04  $  1.04  $  1.01  $ 1.00
Accumulation unit value at end of period                                        $  1.05  $  1.03  $  1.04  $  1.04  $  1.04  $ 1.01
Number of accumulation units outstanding at end of period (000
omitted)                                                                          7,130    8,287   10,038   12,020   13,646   4,153

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.65%
AND 2.69%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                  $  1.00  $  1.00       --       --       --      --
Accumulation unit value at end of period                                        $  1.01  $  1.00       --       --       --      --
Number of accumulation units outstanding at end of period (000 omitted)             601        8       --       --       --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                  $  1.22  $  1.18  $  1.14  $  1.09  $  1.02  $ 1.00
Accumulation unit value at end of period                                        $  1.23  $  1.22  $  1.18  $  1.14  $  1.09  $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)          15,251   10,446    8,654    7,278    4,119     600
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                  $  1.32  $  1.13  $  0.81  $  1.01  $  1.00  $ 1.00
Accumulation unit value at end of period                                        $  1.49  $  1.32  $  1.13  $  0.81  $  1.01  $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)          12,648    8,024    4,235    2,480    1,303      83


--------------------------------------------------------------------------------
88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                   $  1.38 $  1.12 $  0.81 $  0.86 $  0.88 $  1.00
Accumulation unit value at end of period                                         $  1.83 $  1.38 $  1.12 $  0.81 $  0.86 $  0.88
Number of accumulation units outstanding at end of period (000 omitted)            1,792     593     234     195     107      12
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                   $  1.46 $  1.34 $  1.20 $  1.05 $  1.05 $  1.00
Accumulation unit value at end of period                                         $  1.38 $  1.46 $  1.34 $  1.20 $  1.05 $  1.05
Number of accumulation units outstanding at end of period (000 omitted)            5,648   3,777   2,836   1,944   1,001     174
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                   $  1.02 $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.03 $  1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            3,131     218      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                   $  0.50 $  0.46 $  0.39 $  0.53 $  0.77 $  1.00
Accumulation unit value at end of period                                         $  0.54 $  0.50 $  0.46 $  0.39 $  0.53 $  0.77
Number of accumulation units outstanding at end of period (000 omitted)            8,017   3,588   4,296   2,674   2,826   1,195
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                   $  1.23 $  1.11 $  0.90 $  0.97 $  0.93 $  1.00
Accumulation unit value at end of period                                         $  1.27 $  1.23 $  1.11 $  0.90 $  0.97 $  0.93
Number of accumulation units outstanding at end of period (000 omitted)           13,288  12,815  10,123   5,961   3,548     577
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                   $  1.01 $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.03 $  1.01      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)            1,067       1      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                   $  0.76 $  0.66 $  0.52 $  0.64 $  0.91 $  1.00
Accumulation unit value at end of period                                         $  0.86 $  0.76 $  0.66 $  0.52 $  0.64 $  0.91
Number of accumulation units outstanding at end of period (000 omitted)            2,785   1,364     594     495     455     316
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                   $  0.74 $  0.70 $  0.55 $  0.71 $  0.88 $  1.00
Accumulation unit value at end of period                                         $  0.78 $  0.74 $  0.70 $  0.55 $  0.71 $  0.88
Number of accumulation units outstanding at end of period (000 omitted)            5,105   1,558     831     450     326      65

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.03 $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.07 $  1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               76      --      --      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                   $  1.11 $  1.03 $  0.85 $  0.99 $  1.00      --
Accumulation unit value at end of period                                         $  1.22 $  1.11 $  1.03 $  0.85 $  0.99      --
Number of accumulation units outstanding at end of period (000 omitted)            1,256   1,359     811     401     184      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --      --
Accumulation unit value at end of period                                         $  1.19      --      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              247      --      --      --      --      --


--------------------------------------------------------------------------------
89 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                 2005    2004    2003    2002   2001   2000
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   $  0.72 $  0.70 $  0.57 $  0.74 $ 0.89 $ 1.00
Accumulation unit value at end of period                                         $  0.72 $  0.72 $  0.70 $  0.57 $ 0.74 $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)           11,371  14,467  14,029  11,893  8,744  1,885

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                   $  0.85 $  0.78 $  0.61 $  0.80 $ 0.92 $ 1.00
Accumulation unit value at end of period                                         $  0.88 $  0.85 $  0.78 $  0.61 $ 0.80 $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)            7,646   7,782   5,947   3,742  1,886    113
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.04 $  1.00      --      --     --     --
Accumulation unit value at end of period                                         $  1.04 $  1.04      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)              161      42      --      --     --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                   $  1.14 $  1.14 $  1.14 $  1.08 $ 1.03 $ 1.00
Accumulation unit value at end of period                                         $  1.15 $  1.14 $  1.14 $  1.14 $ 1.08 $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            9,250   9,832   9,828   8,010  4,050    474
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   $  1.24 $  1.05 $  0.72 $  0.88 $ 0.95 $ 1.00
Accumulation unit value at end of period                                         $  1.28 $  1.24 $  1.05 $  0.72 $ 0.88 $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)            2,289   2,188   1,581     998    599    100
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   $  1.51 $  1.27 $  0.93 $  1.07 $ 1.00     --
Accumulation unit value at end of period                                         $  1.59 $  1.51 $  1.27 $  0.93 $ 1.07     --
Number of accumulation units outstanding at end of period (000 omitted)            4,724   3,930   3,089   2,209    628     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                   $  0.45 $  0.41 $  0.32 $  0.48 $ 0.72 $ 1.00
Accumulation unit value at end of period                                         $  0.48 $  0.45 $  0.41 $  0.32 $ 0.48 $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)            1,383   1,236   1,389   1,548  2,100    750

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.03 $  1.00      --      --     --     --
Accumulation unit value at end of period                                         $  1.06 $  1.03      --      --     --     --
Number of accumulation units outstanding at end of period (000 omitted)            4,754      97      --      --     --     --
WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.02 $  0.79 $  0.54  $ 0.63 $ 0.80 $ 1.00
Accumulation unit value at end of period                                         $  1.23 $  1.02 $  0.79  $ 0.54 $ 0.63 $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)            8,190   5,277   3,289   2,052  1,069    225
WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                   $  1.55 $  1.32 $  0.93  $ 1.13 $ 1.02 $ 1.00
Accumulation unit value at end of period                                         $  1.71 $  1.55 $  1.32  $ 0.93 $ 1.13 $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)          1 1,377   8,711   6,164   3,595  1,227    128
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.13 $  0.97 $  0.72  $ 0.99 $ 1.00     --
Accumulation unit value at end of period                                         $  1.21 $  1.13 $  0.97  $ 0.72 $ 0.99     --
Number of accumulation units outstanding at end of period (000 omitted)            1,240   1,207   1,199     982    276     --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2001)
Accumulation unit value at beginning of period                                   $  0.91 $  0.81 $  0.58  $ 0.94 $ 1.00     --
Accumulation unit value at end of period                                         $  0.96 $  0.91 $  0.81  $ 0.58 $ 0.94     --
Number of accumulation units outstanding at end of period (000 omitted)            1,423   1,489   1,344     816    222     --


--------------------------------------------------------------------------------
90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.35   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                      1,056     119      11      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.49   $1.31   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.61   $1.49   $1.31   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                         36      39      19       3
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.33   $1.23   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.39   $1.33   $1.23   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                         31      17       7      --
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.37   $1.32   $0.92   $1.00
Accumulation unit value at end of period                                                    $ 1.39   $1.37   $1.32   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                        165      34       5      --
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         25      --      --      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.37   $1.24   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.41   $1.37   $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        893     671     320       7
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.80   $1.45   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.07   $1.80   $1.45   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      1,469     792     354      21
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.37   $1.21   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.53   $1.37   $1.21   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        287     242      72      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        301      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.48   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                     1 ,974     888     297      29
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.21   $1.13   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.26   $1.21   $1.13   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        181     192       6      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.00   $1.00      --      --
Accumulation unit value at end of period                                                    $ 1.01   $1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        570       4      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B


--------------------------------------------------------------------------------
91 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.21  $ 1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        458      17      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.23  $ 1.18   $0.97   $1.00
Accumulation unit value at end of period                                                    $ 1.31  $ 1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                      2,418   1,811     806      37
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.69  $ 1.37   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.97  $ 1.69   $1.37   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      2,674   1,897     567      17
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.50  $ 1.34   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.77  $ 1.50   $1.34   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        557     419     104      17
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.78  $ 1.37   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.00  $ 1.78   $1.37   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        981     673     256      15
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.60  $ 1.31   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.72  $ 1.60   $1.31   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        737     370     224      13
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.37  $ 1.23   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.50  $ 1.37   $1.23   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                     1 ,384   1,109     402      30
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.55  $ 1.25   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.73  $ 1.55   $1.25   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                     2 ,234     965     307      29
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (11/7/2002)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                              $ 1.38  $ 1.21   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.45  $ 1.38   $1.21   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                     1 ,210     276     110      11
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.43  $ 1.26   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.57  $ 1.43   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        462     227     105       4
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II (11/1/2005)
(PREVIOUSLY SALOMON BROTHERS SMALL CAP GROWTH FUND, CLASS II)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.22  $ 1.13   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.25  $ 1.22   $1.13   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                        345     195     179       4
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.32  $ 1.26   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.37  $ 1.32   $1.26   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        246     249     156       3


--------------------------------------------------------------------------------
92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.04  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        195      --      --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.72  $ 1.34   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 1.98  $ 1.72   $1.34   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        450     130      40      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.21  $ 1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        465      --      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.14  $ 1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         82      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.04  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      2,295       2      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.18  $ 1.11   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.32  $ 1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        586     510     324      10
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.45  $ 1.26   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.61  $ 1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        273     270     236      13
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.45  $ 1.23   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.61  $ 1.45   $1.23   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                          6       1      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                              $ 1.25  $ 1.15   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.28  $ 1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        183      82      38      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                              $ 0.99  $ 0.99   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.01  $ 0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,751   2,006     888     132

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005
WERE 2.62% AND 2.65%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.01  $ 1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        117      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.09  $ 1.05   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 1.10  $ 1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      3,535   1,139     622       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $ 1.63  $ 1.39   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.83  $ 1.63   $1.39   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      2,866   1,676     227      10


--------------------------------------------------------------------------------
93 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                              $ 1.72  $ 1.40   $1.01   $1.00
Accumulation unit value at end of period                                                    $ 2.28  $ 1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        605      83      23      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.27  $ 1.16   $1.04   $1.00
Accumulation unit value at end of period                                                    $ 1.19  $ 1.27   $1.16   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                      1,503     737     253       7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                              $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.03  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      1,777      71      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.13   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.31  $ 1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                      1,167     595     309      22
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.41  $ 1.28   $1.03   $1.00
Accumulation unit value at end of period                                                    $ 1.45  $ 1.41   $1.28   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      2,181   1,934     936      15
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                              $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.03  $ 1.01      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        446      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                              $ 1.44  $ 1.24   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.63  $ 1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        322     126      43      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                              $ 1.24  $ 1.18   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.30  $ 1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                      1,293     138      28      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.07  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         10      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                              $ 1.29  $ 1.19   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.41  $ 1.29   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        346     387     142       7

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.19      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         52      --      --      --


--------------------------------------------------------------------------------
94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                              $ 1.18  $ 1.16   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.18  $ 1.18   $1.16   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        805     775     430      50

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                              $ 1.31  $ 1.20   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.36  $ 1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                      1,178     842     212      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.04  $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         54      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                              $ 1.00  $ 1.01   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.01  $ 1.00   $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,585   1,420     839     137
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $ 1.68  $ 1.43   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.74  $ 1.68   $1.43   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        350     369      76       8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.62  $ 1.36   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.69  $ 1.62   $1.36   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        937     460     220      20
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                              $ 1.32  $ 1.21   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.42  $ 1.32   $1.21   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                         13      11      --       8

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND ON MARCH 17, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.06  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      2,436      44      --      --
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.94  $ 1.51   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.34  $ 1.94   $1.51   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      1,045     444     199      12
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.65  $ 1.41   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.82  $ 1.65   $1.41   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      2,374   1,263     501      46
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.49  $ 1.27   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.59  $ 1.49   $1.27   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        145     157     151      --
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.52  $ 1.35   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.60  $ 1.52   $1.35   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        144     141      18      --


--------------------------------------------------------------------------------
95 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.34   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                        846     175      38      --
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.49   $1.30   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.60   $1.49   $1.30   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        150      89      21      --
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.31   $1.22   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.37   $1.31   $1.22   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                         25      30      34      --
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.09      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.36   $1.32   $0.92   $1.00
Accumulation unit value at end of period                                                    $ 1.38   $1.36   $1.32   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                        121      17       6      --
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         18      --      --      --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.36   $1.24   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.41   $1.36   $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        698     566     228       3
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.79   $1.45   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.06   $1.79   $1.45   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      1,016     393     168       3
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.35   $1.19   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.51   $1.35   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        185     132      42      --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/1/2005)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.04      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        109      --      --      --
AMERICAN CENTURY VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.47   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      1,479     981     305      --
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.20   $1.12   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.26   $1.20   $1.12   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        144     101       6      --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.00   $1.00      --      --
Accumulation unit value at end of period                                                    $ 1.01   $1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        687      17      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON
MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B


--------------------------------------------------------------------------------
96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.21  $ 1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        211      16      --      --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.23  $ 1.18   $0.97   $1.00
Accumulation unit value at end of period                                                    $ 1.30  $ 1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                      2,066   1,461     559      14
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.68  $ 1.36   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.96  $ 1.68   $1.36   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,937   1,292     500      11
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.49  $ 1.33   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.75  $ 1.49   $1.33   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        397     294      90       2
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.77  $ 1.36   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 1.99  $ 1.77   $1.36   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        812     732     435      16
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.59  $ 1.30   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.71  $ 1.59   $1.30   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        451     208     101       4
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.36  $ 1.23   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.49  $ 1.36   $1.23   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        825     780     330      18
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.55  $ 1.24   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.72  $ 1.55   $1.24   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                      1,641     806     272      14
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (11/7/2002)
(PREVIOUSLY GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                              $ 1.37  $ 1.21   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.44  $ 1.37   $1.21   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        764     137      59       6
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.42  $ 1.25   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.56  $ 1.42   $1.25   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        425     178     131      --
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II (11/1/2005)
(PREVIOUSLY SALOMON BROTHERS SMALL CAP GROWTH FUND, CLASS II)
Accumulation unit value at beginning of period                                              $ 1.00      --      --      --
Accumulation unit value at end of period                                                    $ 1.05      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.21  $ 1.12   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.25  $ 1.21   $1.12   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                        340     193     177      --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.32  $ 1.25   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.37  $ 1.32   $1.25   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        288     231     178       1


--------------------------------------------------------------------------------
97 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.04  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        390       8      --      --
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.75  $ 1.37   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.02  $ 1.75   $1.37   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        298     160      84      --
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.07  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.21  $ 1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        479       2      --      --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.05  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.13  $ 1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        192      --      --      --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.03  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      1,589      20      --      --
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.18  $ 1.11   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.32  $ 1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        190     144      68      --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.45  $ 1.26   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.60  $ 1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        135     136      73      15
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.44  $ 1.23   $0.93   $1.00
Accumulation unit value at end of period                                                    $ 1.60  $ 1.44   $1.23   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                         29      24      25      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                              $ 1.24  $ 1.15   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.27  $ 1.24   $1.15   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        150     125     108       3
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                              $ 0.99  $ 0.99   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.00  $ 0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,666   1,123     515     105

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005
WERE 2.38% AND 2.41%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)

(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.00  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.01  $ 1.00      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        160      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                              $ 1.09  $ 1.05   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 1.10  $ 1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      2,694   1,596     573      25
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $ 1.62  $ 1.39   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.82  $ 1.62   $1.39   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      2,375   1,384     191       3


--------------------------------------------------------------------------------
98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                             2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                $ 1.72  $ 1.40   $1.01   $1.00
Accumulation unit value at end of period                                                      $ 2.27  $ 1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          339     128      11      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                                $ 1.26  $ 1.16   $1.04   $1.00
Accumulation unit value at end of period                                                      $ 1.19  $ 1.26   $1.16   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        1,478     737     198       7
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                                $ 1.02  $ 1.00      --      --
Accumulation unit value at end of period                                                      $ 1.03  $ 1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        1,111       5      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                $ 1.21  $ 1.13   $0.94   $1.00
Accumulation unit value at end of period                                                      $ 1.30  $ 1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                          660     196     120      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                $ 1.40  $ 1.27   $1.03   $1.00
Accumulation unit value at end of period                                                      $ 1.44  $ 1.40   $1.27   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        2,130   1,810     993      10
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                $ 1.01  $ 1.00      --      --
Accumulation unit value at end of period                                                      $ 1.03  $ 1.01      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          283      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                $ 1.44  $ 1.24   $0.98   $1.00
Accumulation unit value at end of period                                                      $ 1.62  $ 1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                          237      85       6      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                $ 1.24  $ 1.18   $0.93   $1.00
Accumulation unit value at end of period                                                      $ 1.30  $ 1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period (000 omitted)                          862      62      38      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                                      $ 1.07  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                           15       2      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                $ 1.28  $ 1.19   $0.98   $1.00
Accumulation unit value at end of period                                                      $ 1.40  $ 1.28   $1.19   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                           77      52      36       5

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP VALUE FUND (5/2/2005)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $ 1.00      --      --      --
Accumulation unit value at end of period                                                      $ 1.19      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          111      --      --      --


--------------------------------------------------------------------------------
99 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003    2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                              $ 1.18  $ 1.15   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.18  $ 1.18   $1.15   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        493     756     555      18

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                              $ 1.31  $ 1.20   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.35  $ 1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                        940     788     372       8
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.04  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.03  $ 1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         16      --      --      --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                              $ 1.00  $ 1.00   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.00  $ 1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      1,237   1,102     552      25
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $ 1.67  $ 1.43   $0.98   $1.00
Accumulation unit value at end of period                                                    $ 1.73  $ 1.67   $1.43   $0.98
Number of accumulation units outstanding at end of period (000 omitted)                        453     415     117       4
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $ 1.61  $ 1.36   $1.00   $1.00
Accumulation unit value at end of period                                                    $ 1.68  $ 1.61   $1.36   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        738     348     180       1
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                              $ 1.31  $ 1.21   $0.95   $1.00
Accumulation unit value at end of period                                                    $ 1.41  $ 1.31   $1.21   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                          1      --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND ON MARCH 17, 2006

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $ 1.03  $ 1.00      --      --
Accumulation unit value at end of period                                                    $ 1.06  $ 1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                      1,753      11      --      --
WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.93  $ 1.50   $1.02   $1.00
Accumulation unit value at end of period                                                    $ 2.32  $ 1.93   $1.50   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        906     460     221      --
WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.64  $ 1.41   $0.99   $1.00
Accumulation unit value at end of period                                                    $ 1.81  $ 1.64   $1.41   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      1,792   1,263     778      19
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.48  $ 1.27   $0.94   $1.00
Accumulation unit value at end of period                                                    $ 1.58  $ 1.48   $1.27   $0.94
Number of accumulation units outstanding at end of period (000 omitted)                        155     153     164       1
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/7/2002)
Accumulation unit value at beginning of period                                              $ 1.51  $ 1.34   $0.96   $1.00
Accumulation unit value at end of period                                                    $ 1.59  $ 1.51   $1.34   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                        136     124      58      --


--------------------------------------------------------------------------------
100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
    VARIABLE ANNUITY - NEW YORK - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4

Revenues Received During Calendar Year 2005                                 p. 4

Principal Underwriter                                                       p. 5

Independent Registered Public Accounting Firm                               p. 5

Financial Statements


--------------------------------------------------------------------------------
101 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
    VARIABLE ANNUITY - NEW YORK - PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


 Ameriprise Financial Services, Inc. (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). RiverSource(SM) insurance and annuity branded products are issued by
    IDS Life Insurance Company of New York, an Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6362 F (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM)

                  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM)
                                VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                           SELECT(SM) VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                       ADVANTAGE PLUS(SM) VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                        SELECT PLUS(SM) VARIABLE ANNUITY

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2006


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the IDS Life of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4


Revenues Received During Calendar Year 2005                                 p. 4

Principal Underwriter                                                       p. 5

Independent Registered Public Accounting Firm                               p. 5


Financial Statements


CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change of name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to IDS Life of New York, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                            www.ambest.com

Fitch                                          www.fitchratings.com


Moody's                                    www.moodys.com/insurance

Standard & Poor's                          www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                    $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                  6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                   6,167,159.08
American Century(R) Variable Portfolios, Inc.                               5,916,210.77
Goldman Sachs Variable Insurance Trust                                      5,908,269.00
AIM Variable Insurance Funds                                                4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                       4,105,185.33
Putnam Variable Trust                                                       2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                         2,814,229.09
Credit Suisse Trust                                                         1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                  1,785,045.10
Janus Aspen Series                                                            973,913.25
Evergreen Variable Annuity Trust                                              950,086.78
Oppenheimer Variable Account Funds                                            940,501.39
Third Avenue Variable Series Trust                                            930,151.06
Royce Capital Fund                                                            909,404.51
Lazard Retirement Series, Inc.                                                866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.    766,423.33
Pioneer Variable Contracts Trust                                              367,921.93
Calvert Variable Series, Inc.                                                 166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund               40,580.81
STI Classic Variable Trust                                                     25,316.37
Premier VIT                                                                    20,167.99
Baron Capital Funds Trust                                                       7,180.35
J.P. Morgan Series Trust II                                                     4,344.49



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as principal underwriter for the contract, which it offers on a continuous basis. Ameriprise Financial Services is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. Ameriprise Financial Services is an affiliate of ours. Both Ameriprise Financial Services and IDS Life of New York are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life of New York currently pays Ameriprise Financial Services underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services in its role as principal underwriter has been:
2005: $7,093,004, 2004: $4,089,351 and 2003: $2,433,623. Ameriprise Financial
Services retains no underwriting commission from the sale of the contract.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life of New York Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Variable Annuity Account (which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity and IDS Life of New York Flexible Portfolio Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


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5 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
6 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                             AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
DECEMBER 31, 2005                                           APPR, SER I    APPR, SER II    DEV, SER I     DEV, SER II    EQ, SER I
ASSETS
Investments, at value(1),(2)                                $  1,370,877   $ 13,671,923   $  1,284,772   $  2,519,710   $ 35,158,304
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     168          9,243            443          2,578             --
Receivable for share redemptions                                      --            351             --             --         59,860
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,371,045     13,681,517      1,285,215      2,522,288     35,218,164
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   999          9,839            897          1,824         37,172
    Contract terminations                                             --            351             --             --         59,860
Payable for investments purchased                                    168          9,243            443          2,578             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,167         19,433          1,340          4,402         97,032
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,369,878     13,656,341      1,283,875      2,517,805     34,991,898
Net assets applicable to contracts in payment period                  --          5,743             --             --        129,234
Net assets applicable to seed money                                   --             --             --             81             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,369,878   $ 13,662,084   $  1,283,875   $  2,517,886   $ 35,121,132
====================================================================================================================================
(1) Investment shares                                             55,546        559,637         79,849        158,273      1,499,288
(2) Investments, at cost                                    $  1,388,939   $ 12,471,290   $    992,325   $  1,986,136   $ 34,647,696
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI       AIM VI FIN    AIM VI INTL       AIM VI     AB VPS GLOBAL
DECEMBER 31, 2005 (CONTINUED)                                DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
ASSETS
Investments, at value(1),(2)                                $  1,107,427   $  1,271,462   $        510   $  2,368,076   $    287,036
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     153            905             --          1,391         10,166
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,107,580      1,272,367            510      2,369,467        297,202
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   786            892             --          1,649            141
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                    153            905             --          1,391         10,166
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    939          1,797             --          3,040         10,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,106,585      1,270,488             --      2,366,427        286,358
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   56             82            510             --            537
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,106,641   $  1,270,570   $        510   $  2,366,427   $    286,895
====================================================================================================================================
(1) Investment shares                                             74,978         83,265             22        186,610         18,364
(2) Investments, at cost                                    $    857,668   $  1,081,440   $        477   $  2,199,077   $    290,110
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VPS         AB VPS         AC VP          AC VP          AC VP
                                                             GRO & INC,     INTL VAL,        INTL,          INTL,          ULTRA,
DECEMBER 31, 2005 (CONTINUED)                                   CL B           CL B           CL I          CL II          CL II
ASSETS
Investments, at value(1),(2)                                $ 21,171,572   $ 31,807,605   $  1,916,807   $  4,604,428   $  1,817,185
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  24,906         42,831          3,461             --         54,417
Receivable for share redemptions                                      --          2,243             --         27,020             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  21,196,478     31,852,679      1,920,268      4,631,448      1,871,602
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                14,906         22,530          1,393          3,390            910
    Contract terminations                                             --          2,243             --         27,020             --
Payable for investments purchased                                 24,906         42,831          3,461             --         54,417
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 39,812         67,604          4,854         30,410         55,327
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     21,156,562     31,779,252      1,915,414      4,600,918      1,816,224
Net assets applicable to contracts in payment period                  --          5,823             --             --             --
Net assets applicable to seed money                                  104             --             --            120             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 21,156,666   $ 31,785,075   $  1,915,414   $  4,601,038   $  1,816,275
====================================================================================================================================
(1) Investment shares                                            858,887      1,681,163        232,905        560,149        175,913
(2) Investments, at cost                                    $ 18,304,866   $ 25,421,687   $  1,648,560   $  3,634,653   $  1,844,753
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
ASSETS
Investments, at value(1),(2)                                $ 47,345,214   $ 28,949,638   $  3,219,226   $  4,972,291   $    567,739
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     978         68,779             --         12,037            122
Receivable for share redemptions                                  46,481          2,432         29,683          2,204             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  47,392,673     29,020,849      3,248,909      4,986,532        567,861
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                47,863         20,918          2,390          3,547            410
    Contract terminations                                         46,481          2,432         29,683          2,204             --
Payable for investments purchased                                    978         68,779             --         12,037            122
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 95,322         92,129         32,073         17,788            532
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     47,158,345     28,900,428      3,216,783      4,967,725        567,329
Net assets applicable to contracts in payment period             139,006         28,292             --             --             --
Net assets applicable to seed money                                   --             --             53          1,019             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 47,297,351   $ 28,928,720   $  3,216,836   $  4,968,744   $    567,329
====================================================================================================================================
(1) Investment shares                                          5,773,807      3,534,754      1,656,833        507,895         43,043
(2) Investments, at cost                                    $ 40,695,147   $ 26,884,357   $  3,013,536   $  4,897,259   $    480,887
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                              EG VA          EG VA         FID VIP        FID VIP
                                                             CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                   GRO        LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
ASSETS
Investments, at value(1),(2)                                $ 24,797,710   $  3,143,529   $  2,947,118   $  6,697,766   $ 31,944,100
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --         12,892            439          1,081         12,825
Receivable for share redemptions                                  31,914             --         14,976              6         36,881
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  24,829,624      3,156,421      2,962,533      6,698,853     31,993,806
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                26,253          2,292          2,121          4,785         23,447
    Contract terminations                                         31,914             --         14,976              6         36,881
Payable for investments purchased                                     --         12,892            439          1,081         12,825
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 58,167         15,184         17,536          5,872         73,153
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     24,748,281      3,141,237      2,944,937      6,679,824     31,792,273
Net assets applicable to contracts in payment period              23,176             --             --         13,157        128,299
Net assets applicable to seed money                                   --             --             60             --             81
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 24,771,457   $  3,141,237   $  2,944,997   $  6,692,981   $ 31,920,653
====================================================================================================================================
(1) Investment shares                                          1,665,394        176,306        206,670        456,874      2,198,493
(2) Investments, at cost                                    $ 26,954,980   $  2,710,680   $  2,689,550   $  5,967,631   $ 27,810,978
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                                              MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
DECEMBER 31, 2005 (CONTINUED)                                 SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
ASSETS
Investments, at value(1),(2)                                $ 11,656,747   $ 58,000,965   $  2,379,144   $ 15,637,435   $ 37,656,759
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     775        140,933            266          2,370         49,064
Receivable for share redemptions                                     374         90,862             --          4,507             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,657,896     58,232,760      2,379,410     15,644,312     37,705,823
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 8,314         41,495          1,702         11,115         26,590
    Contract terminations                                            374         90,862             --          4,507             --
Payable for investments purchased                                    775        140,933            266          2,370         49,064
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,463        273,290          1,968         17,992         75,654
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     11,633,391     57,934,871      2,377,442     15,622,383     37,568,412
Net assets applicable to contracts in payment period              15,042         24,599             --          3,845         61,757
Net assets applicable to seed money                                   --             --             --             92             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 11,648,433   $ 57,959,470   $  2,377,442   $ 15,626,320   $ 37,630,169
====================================================================================================================================
(1) Investment shares                                            333,526      1,672,944        115,943        765,041      1,173,839
(2) Investments, at cost                                    $  7,088,664   $ 41,156,954   $  1,802,795   $ 11,750,179   $ 28,207,524
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                                               SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL 2       SEC, CL 2      SEC, CL 1        CL 2          CAP EQ
ASSETS
Investments, at value(1),(2)                                $ 18,477,290   $ 17,406,389   $ 21,784,120   $  1,049,712   $  1,042,865
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   9,013         33,815             --             --            302
Receivable for share redemptions                                  14,487             --         44,241             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  18,500,790     17,440,204     21,828,361      1,049,712      1,043,167
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                13,098         12,344         22,565            728            757
    Contract terminations                                         14,487             --         44,241             --             --
Payable for investments purchased                                  9,013         33,815             --             --            302
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 36,598         46,159         66,806            728          1,059
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     18,464,108     17,394,045     21,708,248      1,048,984      1,042,108
Net assets applicable to contracts in payment period                  --             --         53,307             --             --
Net assets applicable to seed money                                   84             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 18,464,192   $ 17,394,045   $ 21,761,555   $  1,048,984   $  1,042,108
====================================================================================================================================
(1) Investment shares                                          1,100,494        957,974      1,982,177         67,203         74,865
(2) Investments, at cost                                    $ 14,605,396   $ 14,658,493   $ 14,222,145   $    816,443   $    851,752
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                              STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                                 U.S. EQ          VAL            SERV           SERV           SERV
ASSETS
Investments, at value(1),(2)                                $ 20,979,342   $ 44,619,266   $  1,061,520   $  9,386,894   $  1,267,856
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  15,282         70,329             --          3,347            564
Receivable for share redemptions                                      --             --            414          2,946             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  20,994,624     44,689,595      1,061,934      9,393,187      1,268,420
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                14,830         31,838            775          6,633            917
    Contract terminations                                             --             --            414          2,946             --
Payable for investments purchased                                 15,282         70,329             --          3,347            564
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 30,112        102,167          1,189         12,926          1,481
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     20,958,492     44,544,511      1,060,745      9,380,261      1,257,825
Net assets applicable to contracts in payment period               6,020         42,917             --             --          9,114
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 20,964,512   $ 44,587,428   $  1,060,745   $  9,380,261   $  1,266,939
====================================================================================================================================
(1) Investment shares                                          1,597,817      2,873,101        268,061        266,901         44,627
(2) Investments, at cost                                    $ 18,792,804   $ 41,182,725   $  1,038,398   $  6,353,584   $  1,233,927
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               LAZARD        MFS INV          MFS            MFS            MFS
                                                               RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
DECEMBER 31, 2005(CONTINUED)                                  INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                                $  9,745,776   $  9,842,267   $  7,759,642   $  2,969,434   $  8,435,653
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  70,923         15,427            372          3,489         25,600
Receivable for share redemptions                                      --             --            231             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   9,816,699      9,857,694      7,760,245      2,972,923      8,461,253
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 7,136          6,931          5,643          2,117          6,063
    Contract terminations                                             --             --            231             --             --
Payable for investments purchased                                 70,923         15,427            372          3,489         25,600
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 78,059         22,358          6,246          5,606         31,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      9,701,005      9,835,282      7,753,945      2,967,239      8,429,590
Net assets applicable to contracts in payment period              37,635             --             --             --             --
Net assets applicable to seed money                                   --             54             54             78             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  9,738,640   $  9,835,336   $  7,753,999   $  2,967,317   $  8,429,590
====================================================================================================================================
(1) Investment shares                                            759,608      1,012,579        502,242        144,850        358,050
(2) Investments, at cost                                    $  7,921,947   $  9,205,650   $  6,833,073   $  2,962,601   $  6,803,755
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                                             GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
DECEMBER 31, 2005 (CONTINUED)                                 VA, SERV       VA, SERV       VA, SERV        CL II          CL II
ASSETS
Investments, at value(1),(2)                                $  4,709,935   $  1,320,246   $ 18,857,476   $  7,246,004   $    689,960
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  19,114            312        190,637          3,419             --
Receivable for share redemptions                                     434             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,729,483      1,320,558     19,048,113      7,249,423        689,960
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 3,311            966         12,397          5,130            516
    Contract terminations                                            434             --             --             --             --
Payable for investments purchased                                 19,114            312        190,637          3,419             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22,859          1,278        203,034          8,549            516
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,706,504      1,319,195     18,845,079      7,212,548        689,444
Net assets applicable to contracts in payment period                  --             --             --         28,326             --
Net assets applicable to seed money                                  120             85             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,706,624   $  1,319,280   $ 18,845,079   $  7,240,874   $    689,444
====================================================================================================================================
(1) Investment shares                                            142,037         77,388      3,633,425        339,074         61,604
(2) Investments, at cost                                    $  4,276,171   $  1,223,363   $ 18,698,091   $  6,167,565   $    538,800
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                                             SCIENCES,       INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
DECEMBER 31, 2005 (CONTINUED)                                  CL IB          CL IB          CL IB          CL IA          CL IB
ASSETS
Investments, at value(1),(2)                                $  3,990,091   $  7,379,741   $  2,043,215   $ 21,914,537   $  3,112,839
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  15,061            720            562         11,014            121
Receivable for share redemptions                                   1,082            968             --             --            176
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,006,234      7,381,429      2,043,777     21,925,551      3,113,136
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,781          5,254          1,443         22,991          2,208
    Contract terminations                                          1,082            968             --             --            176
Payable for investments purchased                                 15,061            720            562         11,014            121
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 18,924          6,942          2,005         34,005          2,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,987,251      7,367,316      2,041,772     21,871,680      3,110,572
Net assets applicable to contracts in payment period                  --          7,112             --         19,866             --
Net assets applicable to seed money                                   59             59             --             --             59
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,987,310   $  7,374,487   $  2,041,772   $ 21,891,546   $  3,110,631
====================================================================================================================================
(1) Investment shares                                            300,685        453,859        139,373      1,169,399        223,303
(2) Investments, at cost                                    $  3,380,073   $  5,390,584   $  1,588,048   $ 29,120,377   $  2,926,566
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                   BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
ASSETS
Investments, at value(1),(2)                                $ 27,209,104   $ 26,658,987   $  1,773,451   $ 69,618,885   $ 54,053,132
Dividends receivable                                                  --         80,303          5,704        223,828             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,542        262,906         24,128        110,729        210,521
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  27,210,646     27,002,196      1,803,283     69,953,442     54,263,653
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                26,696         21,163          1,270         55,200         38,038
    Contract terminations                                             --        167,883             --         30,720          4,711
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,696        189,046          1,270         85,920         42,749
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     26,869,483     26,802,226      1,800,995     69,668,061     54,192,651
Net assets applicable to contracts in payment period             314,387          9,902             --        199,461         28,253
Net assets applicable to seed money                                   80          1,022          1,018             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 27,183,950   $ 26,813,150   $  1,802,013   $ 69,867,522   $ 54,220,904
====================================================================================================================================
(1) Investment shares                                          1,836,228     26,668,515        179,955      6,645,692      3,880,770
(2) Investments, at cost                                    $ 30,388,252   $ 26,659,630   $  1,796,074   $ 70,281,905   $ 46,345,795
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            RVS VP         RVS VP           RVS VP
                                                               RVS VP       GLOBAL     GLOBAL INFLATION     RVS VP       HI YIELD
DECEMBER 31, 2005 (CONTINUED)                                EMER MKTS       BOND         PROT SEC           GRO           BOND
ASSETS
Investments, at value(1),(2)                               $ 10,597,482  $ 29,073,303  $     12,941,278  $ 14,088,349  $ 61,223,311
Dividends receivable                                                 --        51,628            12,165            --       251,882
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 49,317        60,291            81,463        77,653        48,408
Receivable for share redemptions                                     --            --                --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,646,799    29,185,222        13,034,906    14,166,002    61,523,601
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                7,309        23,427             8,666         9,405        49,975
    Contract terminations                                         1,522            --                --            --        36,825
Payable for investments purchased                                    --            --                --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,831        23,427             8,666         9,405        86,800
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,637,968    29,129,240        13,025,203    14,156,597    61,258,419
Net assets applicable to contracts in payment period                 --        31,579                --            --       177,336
Net assets applicable to seed money                                  --           976             1,037            --         1,046
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,637,968  $ 29,161,795  $     13,026,240  $ 14,156,597  $ 61,436,801
====================================================================================================================================
(1) Investment shares                                           721,230     2,754,565         1,307,377     2,068,572     9,193,196
(2) Investments, at cost                                   $  8,891,100  $ 29,461,328  $     13,094,130  $ 13,447,496  $ 62,962,361
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                 INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
ASSETS
Investments, at value(1),(2)                                $  3,685,923   $ 23,139,175   $ 25,961,861   $    181,508   $  3,777,550
Dividends receivable                                              17,779             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  28,795            171         13,053             57         91,163
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,732,497     23,139,346     25,974,914        181,565      3,868,713
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,435         21,885         21,480            129          2,695
    Contract terminations                                             --         23,457          8,571             --            583
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,435         45,342         30,051            129          3,278
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,729,026     23,026,972     25,867,663        181,381      3,841,835
Net assets applicable to contracts in payment period                  --         66,972         77,200             --         23,542
Net assets applicable to seed money                                1,036             60             --             55             58
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,730,062   $ 23,094,004   $ 25,944,863   $    181,436   $  3,865,435
====================================================================================================================================
(1) Investment shares                                            361,767      2,137,768      1,180,963         16,615        308,622
(2) Investments, at cost                                    $  3,707,871   $ 24,484,877   $ 26,973,035   $    180,373   $  3,207,371
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                               MID CAP VAL      NEW DIM        S&P 500       SELECT VAL  SHORT DURATION
ASSETS
Investments, at value(1),(2)                                $    887,613   $ 65,947,435   $ 17,515,868   $    592,366 $   25,848,760
Dividends receivable                                                  --             --             --             --         69,859
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  16,174         31,743         14,724            174         48,680
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     903,787     65,979,178     17,530,592        592,540     25,967,299
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   580         61,388         12,644            405         18,490
    Contract terminations                                             --         33,435             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    580         94,823         12,644            405         18,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        903,154     65,583,269     17,517,894        592,083     25,947,797
Net assets applicable to contracts in payment period                  --        301,086             --             --             --
Net assets applicable to seed money                                   53             --             54             52          1,012
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    903,207   $ 65,884,355   $ 17,517,948   $    592,135 $   25,948,809
====================================================================================================================================
(1) Investment shares                                             74,579      4,178,517      2,065,678         53,608      2,550,692
(2) Investments, at cost                                    $    846,644   $ 67,161,219   $ 15,583,929   $    593,736 $   26,486,105
------------------------------------------------------------------------------------------------------------------------------------


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP         ROYCE      LM PTNRS VAR SM
DECEMBER 31, 2005 (CONTINUED)                               SM CAP ADV    SM CAP VAL   STRATEGY AGGR   MICRO-CAP    CAP GRO, CL II
ASSETS
Investments, at value(1),(2)                               $  8,297,539  $ 21,636,469  $   8,380,268  $  3,413,826  $           388
Dividends receivable                                                 --            --             --            --               --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,145       108,938         12,605           765               --
Receivable for share redemptions                                     --            --             --            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,298,684    21,745,407      8,392,873     3,414,591              388
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                6,030        15,238          8,232         2,443               --
    Contract terminations                                        14,047            --             --            --               --
Payable for investments purchased                                    --            --             --           765               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,077        15,238          8,232         3,208               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,235,359    21,730,169      8,344,776     3,411,383               --
Net assets applicable to contracts in payment period             43,166            --         39,748            --               --
Net assets applicable to seed money                                  82            --            117            --              388
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,278,607  $ 21,730,169  $   8,384,641  $  3,411,383  $           388
====================================================================================================================================
(1) Investment shares                                           621,062     1,566,818        960,139       271,585               28
(2) Investments, at cost                                   $  7,776,821  $ 19,626,067  $  12,200,474  $  2,542,723  $           398
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                             VANK LIT
                                                             THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                   VAL           CL II          SM CAP         SM CO       ASSET ALLOC
ASSETS
Investments, at value(1),(2)                                $  7,119,755   $ 20,353,787   $ 29,227,659   $ 52,223,860   $  5,995,679
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     807         95,127        148,082        181,637          1,901
Receivable for share redemptions                                      --             --         75,838             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,120,562     20,448,914     29,451,579     52,405,497      5,997,580
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,098         14,068         20,571         37,476          4,379
    Contract terminations                                             --             --         75,838             --             --
Payable for investments purchased                                    807         95,127        148,082        181,637          1,901
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,905        109,195        244,491        219,113          6,280
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,114,657     20,339,719     29,207,088     52,171,455      5,991,300
Net assets applicable to contracts in payment period                  --             --             --         14,929             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  7,114,657   $ 20,339,719   $ 29,207,088   $ 52,186,384   $  5,991,300
====================================================================================================================================
(1) Investment shares                                            259,750      1,491,120        954,217      1,496,386        459,439
(2) Investments, at cost                                    $  4,721,783   $ 19,661,038   $ 21,666,742   $ 39,740,434   $  5,576,688
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                          ------------------------------------------
                                                                                            WF ADV VT      WF ADV VT    WF ADV VT SM
DECEMBER 31, 2005 (CONTINUED)                                                               INTL CORE         OPP         CAP GRO
ASSETS
Investments, at value(1),(2)                                                              $  2,031,038   $  3,674,906   $  3,243,635
Dividends receivable                                                                                --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                                   259            461            880
Receivable for share redemptions                                                                    --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 2,031,297      3,675,367      3,244,515
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                               1,398          2,695          2,393
    Contract terminations                                                                           --             --             --
Payable for investments purchased                                                                  259            461            880
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                1,657          3,156          3,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                    1,999,057      3,672,127      3,241,191
Net assets applicable to contracts in payment period                                            30,583             --             --
Net assets applicable to seed money                                                                 --             84             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $  2,029,640   $  3,672,211   $  3,241,242
====================================================================================================================================
(1) Investment shares                                                                          234,531        151,730        388,925
(2) Investments, at cost                                                                  $  1,701,774   $  2,846,436   $  2,547,305
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           AIM VI CAP    AIM VI CAP      AIM VI CAP      AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                              APPR, SER I   APPR, SER II     DEV, SER I     DEV, SER II     EQ, SER I
INVESTMENT INCOME
Dividend income                                           $       842   $         --   $           --   $        --   $     532,995
Variable account expenses                                      11,709         60,844           11,013        19,304         480,379
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (10,867)       (60,844)         (11,013)      (19,304)         52,616
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       326,009        489,803          321,184       395,466       9,356,888
    Cost of investments sold                                  354,269        459,529          263,431       328,100       9,484,900
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (28,260)        30,274           57,753        67,366        (128,012)
Distributions from capital gains                                   --             --               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                 141,021        908,920           61,656       137,130       1,459,204
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                112,761        939,194          119,409       204,496       1,331,192
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   101,894   $    878,350   $      108,396   $   185,192   $   1,383,808
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             AIM VI      AIM VI FIN      AIM VI INTL       AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 DYN, SER I    SERV, SER I   GRO, SER II(1)   TECH, SER I   TECH, CL B(1)
INVESTMENT INCOME
Dividend income                                           $        --   $     16,302   $            3   $        --   $          --
Variable account expenses                                       8,881         11,105                1        12,228             170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (8,881)         5,197                2       (12,228)           (170)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       230,478        449,290                1       345,357              24
    Cost of investments sold                                  192,230        400,321                1       333,609              24
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               38,248         48,969               --        11,748              --
Distributions from capital gains                                   --             --               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                  69,136         (1,673)              33        61,575          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                107,384         47,296               33        73,323          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    98,503   $     52,493   $           35   $    61,095   $      (3,244)
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             AB VPS        AB VPS           AC VP          AC VP          AC VP
                                                           GRO & INC,     INTL VAL,         INTL,          INTL,          ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                    CL B          CL B            CL I           CL II         CL II(1)
INVESTMENT INCOME
Dividend income                                           $   239,172   $     95,146   $       21,557   $    37,079   $          --
Variable account expenses                                     160,355        178,988           16,173        34,492           1,126
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                78,817        (83,842)           5,384         2,587          (1,126)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     2,124,227        498,972          410,942       558,830          14,335
    Cost of investments sold                                1,867,177        419,342          384,443       477,011          14,151
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              257,050         79,630           26,499        81,819             184
Distributions from capital gains                                   --        309,779               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                 408,631      3,395,740          189,787       398,170         (27,568)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                665,681      3,785,149          216,286       479,989         (27,384)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   744,498   $  3,701,307   $      221,670   $   482,576   $     (28,510)
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                 AC VP         AC VP      CALVERT VS   COL HI YIELD,   CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       VAL, CL I    VAL, CL II    SOCIAL BAL      VS CL B          GRO
INVESTMENT INCOME
Dividend income                                              $    414,882  $    146,110  $     57,272  $          --  $         --
Variable account expenses                                         577,157       209,859        24,353         20,536         4,806
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (162,275)      (63,749)       32,919        (20,536)       (4,806)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         7,353,158     1,696,537       477,329        238,171        64,274
    Cost of investments sold                                    6,437,868     1,594,733       450,554        236,620        56,176
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  915,290       101,804        26,775          1,551         8,098
Distributions from capital gains                                4,800,315     2,048,569            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (3,757,303)     (983,627)       81,848         79,232        29,408
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,958,302     1,166,746       108,623         80,783        37,506
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  1,796,027  $  1,102,997  $    141,542  $      60,247  $     32,700
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                               EG VA         EG VA        FID VIP       FID VIP
                                                               CS SM CAP    FUNDAMENTAL    INTL EQ,      GRO & INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          GRO      LG CAP, CL 2      CL 2         SERV CL      SERV CL 2
INVESTMENT INCOME
Dividend income                                              $         --  $     21,958  $     52,351  $      89,080  $    351,381
Variable account expenses                                         354,702        25,686        12,408         54,266       251,288
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (354,702)       (3,728)       39,943         34,814       100,093
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         7,215,176       305,454       198,711        916,326     2,920,542
    Cost of investments sold                                    7,903,048       267,728       191,335        863,429     2,686,941
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (687,872)       37,726         7,376         52,897       233,601
Distributions from capital gains                                       --            --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (239,743)      191,466       255,939        326,155     1,669,140
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (927,615)      229,192       263,315        379,052     1,902,741
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $ (1,282,317) $    225,464  $    303,258  $     413,866  $  2,002,834
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                FID VIP       FID VIP       FID VIP       FID VIP     FTVIPT FRANK
                                                               MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,      REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       SERV CL       SERV CL 2     SERV CL       SERV CL 2        CL 2
INVESTMENT INCOME
Dividend income                                              $    165,327  $    668,327  $     12,349  $      63,226  $    440,379
Variable account expenses                                          89,387       400,517        18,366        112,183       274,927
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    75,940       267,810        (6,017)       (48,957)      165,452
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         1,170,677     2,335,429       419,672      1,962,016     2,611,603
    Cost of investments sold                                      769,210     1,799,136       365,481      1,656,003     1,989,722
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  401,467       536,293        54,191        306,013       621,881
Distributions from capital gains                                       --            --        11,114         63,226     1,894,215
Net change in unrealized appreciation or
  depreciation of investments                                   1,222,316     6,949,286       302,987      2,033,579     1,251,524
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,623,783     7,485,579       368,292      2,402,818     3,767,620
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  1,699,723  $  7,753,389  $    362,275  $   2,353,861  $  3,933,072
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          FTVIPT FRANK    FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                                             SM CAP          SHARES       DEV MKTS       FOR SEC,       STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VAL, CL 2        SEC, CL 2     SEC, CL 1        CL 2           CAP EQ
INVESTMENT INCOME
Dividend income                                           $    111,964    $    122,837   $    275,519   $     12,588   $      2,468
Variable account expenses                                      129,442         120,354        245,958          8,498          9,413
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (17,478)          2,483         29,561          4,090         (6,945)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,160,802       1,195,725      3,180,191        225,652        389,808
   Cost of investments sold                                    925,423       1,036,788      2,360,146        187,334        303,789
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               235,379         158,937        820,045         38,318         86,019
Distributions from capital gains                                90,567          46,014             --             --         91,387
Net change in unrealized appreciation or
  depreciation of investments                                  897,505       1,202,817      3,779,318         45,775       (126,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,223,451       1,407,768      4,599,363         84,093         51,258
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,205,973    $  1,410,251   $  4,628,924   $     88,183   $     44,313
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                            STRUCTD         MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    U.S. EQ           VAL            SERV           SERV           SERV
INVESTMENT INCOME
Dividend income                                           $    152,443    $    240,623   $         --   $     83,553   $         --
Variable account expenses                                      116,997         291,271          8,495         66,071         10,603
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 35,446         (50,648)        (8,495)        17,482        (10,603)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         725,915       1,261,021        283,924        958,131        214,984
   Cost of investments sold                                    668,670       1,069,333        315,711        765,300        231,741
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                57,245         191,688        (31,787)       192,831        (16,757)
Distributions from capital gains                                    --       4,036,031           --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,094,192        (356,809)       140,264      1,979,340        153,742
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,151,437       3,870,910        108,477      2,172,171        136,985
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,186,883    $  3,820,262   $     99,982   $  2,189,653   $    126,382
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             LAZARD         MFS INV          MFS            MFS            MFS
                                                             RETIRE        GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INTL EQ         SERV CL        SERV CL        SERV CL        SERV CL
INVESTMENT INCOME
Dividend income                                           $     80,880    $     12,128   $         --   $     17,451   $     26,714
Variable account expenses                                       70,309          74,554         66,866         13,336         53,779
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 10,571         (62,426)       (66,866)         4,115        (27,065)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,078,055       1,126,766      1,957,363        196,631        643,033
   Cost of investments sold                                    909,484       1,099,563      1,857,359        197,808        517,605
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               168,571          27,203        100,004         (1,177)       125,428
Distributions from capital gains                               123,163              --             --         37,527             --
Net change in unrealized appreciation or
  depreciation of investments                                  557,176         392,358        229,922          4,983        805,752
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 848,910         419,561        329,926         41,333        931,180
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    859,481    $    357,135   $    263,060   $     45,448   $    904,115
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             OPPEN         OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                                           GLOBAL SEC      ST SM CAP    STRATEGIC BOND    INC VCT,      EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    VA, SERV        VA, SERV       VA, SERV        CL II          CL II
INVESTMENT INCOME
Dividend income                                           $      4,699    $         --   $     50,358   $    143,074   $      3,549
Variable account expenses                                       17,427           5,076         55,793         56,850          6,181
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (12,728)         (5,076)        (5,435)        86,224         (2,632)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          59,254          79,980        331,780        709,023        157,257
   Cost of investments sold                                     57,899          75,111        330,894        604,489        124,915
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 1,355           4,869            886        104,534         32,342
Distributions from capital gains                                    --           2,488             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  432,908          96,368        158,088        114,635         19,313
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 434,263         103,725        158,974        219,169         51,655
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    421,535    $     98,649   $    153,539   $    305,393   $     49,023
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          PUT VT HEALTH      PUT VT      PUT VT INTL       PUT VT         PUT VT
                                                           SCIENCES,        INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IB           CL IB          CL IB          CL IA          CL IB
INVESTMENT INCOME
Dividend income                                           $      1,799    $    101,013   $     12,897   $     86,475   $         --
Variable account expenses                                       27,825          60,187         16,417        285,785         25,986
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (26,026)         40,826         (3,520)      (199,310)       (25,986)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         736,308       1,537,273        294,617      6,182,211        740,409
   Cost of investments sold                                    647,353       1,200,349        252,362      8,991,659        758,285
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                88,955         336,924         42,255     (2,809,448)       (17,876)
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  301,631         393,131        274,469      4,819,544        371,907
Net gain (loss) on investments                                 390,586         730,055        316,724      2,010,096        354,031
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    364,560    $    770,881   $    313,204   $  1,810,786   $    328,045
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      BAL          CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
INVESTMENT INCOME
Dividend income                                           $    736,667    $    753,967   $     35,693   $  2,168,370   $    644,133
Variable account expenses                                      340,740         273,225          8,945        580,808        351,741
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                395,927         480,742         26,748      1,587,562        292,392
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       5,908,049      32,469,747        108,849      7,077,117      1,982,123
   Cost of investments sold                                  6,593,888      32,470,353        109,750      7,117,419      1,672,647
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (685,839)           (606)          (901)       (40,302)       309,476
Distributions from capital gains                               826,329              --          3,595             --      1,918,594
Net change in unrealized appreciation or
  depreciation of investments                                  196,437             648        (22,683)      (915,921)     2,770,255
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 336,927              42        (19,989)      (956,223)     4,998,325
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    732,854    $    480,784   $      6,759   $    631,339   $  5,290,717
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                             RVS VP         RVS VP                        RVS VP
                                                             RVS VP          GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    EMER MKTS         BOND         PROT SEC          GRO           BOND
INVESTMENT INCOME
Dividend income                                           $     10,261    $    997,828   $    329,093   $     32,677   $  3,951,898
Variable account expenses                                       43,401         255,895         38,009         69,994        609,488
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (33,140)        741,933        291,084        (37,317)     3,342,410
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         249,228       3,019,840        635,063        593,836     10,130,695
   Cost of investments sold                                    214,901       2,941,960        638,772        587,240     10,842,078
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                34,327          77,880         (3,709)         6,596       (711,383)
Distributions from capital gains                               437,148         125,957         18,514             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,405,719      (2,472,300)      (153,918)       656,984       (843,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,877,194      (2,268,463)      (139,113)       663,580     (1,554,593)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,844,054    $ (1,526,530)  $    151,971   $    626,263   $  1,787,817
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INC OPP         INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
INVESTMENT INCOME
Dividend income                                           $     68,516    $    291,936   $    206,041   $      2,041   $         --
Variable account expenses                                        9,837         235,811        189,917          1,039         31,086
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 58,679          56,125         16,124          1,002        (31,086)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         176,826       3,052,260      3,085,279         55,161      1,026,522
   Cost of investments sold                                    177,280       3,676,736      3,576,713         54,833        900,077
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (454)       (624,476)      (491,434)           328        126,445
Distributions from capital gains                                13,595              --             --          3,963        195,158
Net change in unrealized appreciation or
  depreciation of investments                                  (21,951)      3,171,954      1,492,481          1,087         17,457
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (8,810)      2,547,478      1,001,047          5,378        339,060
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     49,869    $  2,603,603   $  1,017,171   $      6,380   $    307,974
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                MID CAP VAL(2)    NEW DIM        S&P 500       SELECT VAL   SHORT DURATION
INVESTMENT INCOME
Dividend income                                           $      2,934    $    452,780   $    234,907   $      2,166   $    763,984
Variable account expenses                                        2,219         870,749        148,243          3,217        227,839
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    715        (417,969)        86,664         (1,051)       536,145
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          22,705      29,521,557      3,771,334         70,558      7,280,446
   Cost of investments sold                                     22,275      31,231,785      3,402,327         70,571      7,437,220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   430      (1,710,228)       369,007            (13)      (156,774)
Distributions from capital gains                                 2,026              --         42,465          8,715             --
Net change in unrealized appreciation or
  depreciation of investments                                   40,969       1,515,188        106,055         (2,491)      (198,531)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  43,425        (195,040)       517,527          6,211       (355,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     44,140    $   (613,009)  $    604,191   $      5,160   $    180,840
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             RVS VP         RVS VP        RVS VP        ROYCE       LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 SM CAP ADV     SM CAP VAL   STRATEGY AGGR  MICRO-CAP    CAP GRO, CL II(1)
INVESTMENT INCOME
Dividend income                                           $         --   $     36,339  $      7,210  $     17,636  $             --
Variable account expenses                                       70,228        144,358       108,828        28,342                 1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (70,228)      (108,019)     (101,618)      (10,706)               (1)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,609,652      1,642,591     3,389,645       723,764                --
   Cost of investments sold                                  1,403,825      1,423,176     5,517,469       571,893                --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               205,827        219,415    (2,127,824)      151,871                --
Distributions from capital gains                             1,049,062      1,437,424            --        53,285                23
Net change in unrealized appreciation or
  depreciation of investments                                 (868,791)      (588,374)    2,846,653       144,239               (10)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 386,098      1,068,465       718,829       349,395                13
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    315,870   $    960,446  $    617,211  $    338,689  $             12
====================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                                          VANK LIT
                                                           THIRD AVE      COMSTOCK,    WANGER INTL   WANGER U.S.       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      VAL           CL II         SM CAP        SM CO         ASSET ALLOC
INVESTMENT INCOME
Dividend income                                           $     86,871   $     14,721  $    171,182  $         --   $       123,014
Variable account expenses                                       56,561         64,993       176,262       362,201            51,824
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 30,310        (50,272)       (5,080)     (362,201)           71,190
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         814,670        397,393       975,815     1,521,044           838,094
   Cost of investments sold                                    569,040        397,021       743,737     1,201,640           785,814
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               245,630            372       232,078       319,404            52,280
Distributions from capital gains                               141,490         50,973            --            --           131,637
Net change in unrealized appreciation or
  depreciation of investments                                  444,319        690,342     3,869,247     4,430,814           (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 831,439        741,687     4,101,325     4,750,218           171,429
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    861,749   $    691,415  $  4,096,245  $  4,388,017   $       242,619
===================================================================================================================================



                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                       ---------------------------------------------
                                                                                         WF ADV VT     WF ADV VT    WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                 INTL CORE        OPP          CAP GRO
INVESTMENT INCOME
Dividend income                                                                        $     37,811  $         --  $             --
Variable account expenses                                                                    16,628        31,058            27,077
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              21,183       (31,058)          (27,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                      546,026       905,932           547,938
   Cost of investments sold                                                                 469,417       726,823           465,100
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                             76,609       179,109            82,838
Distributions from capital gains                                                             52,158            --                --
Net change in unrealized appreciation or
  depreciation of investments                                                                18,212        99,800            95,015
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              146,979       278,909           177,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            $    168,162  $    247,851  $        150,776
===================================================================================================================================


(1) For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.
(2) For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                            APPR, SER I    APPR, SER II     DEV, SER I     DEV, SER II       EQ, SER I
OPERATIONS
Investment income (loss) net                           $    (10,867)   $    (60,844)   $    (11,013)   $    (19,304)   $     52,616
Net realized gain (loss) on sales of investments            (28,260)         30,274          57,753          67,366        (128,012)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               141,021         908,920          61,656         137,130       1,459,204
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 101,894         878,350         108,396         185,192       1,383,808
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   49,310       8,758,725          39,205         320,935         817,880
Net transfers(1)                                           (142,203)        849,098        (148,843)         94,459      (3,289,377)
Transfers for policy loans                                      237             136            (597)         (2,655)         47,691
Adjustments to net assets allocated to contracts
  in payout period                                               --            (530)             --              --         (12,711)
Contract charges                                               (746)         (1,765)           (608)         (1,140)        (21,305)
Contract terminations:
    Surrender benefits                                      (62,977)       (147,972)        (68,754)       (109,254)     (5,824,401)
    Death benefits                                           (7,281)         (2,359)             --         (13,386)       (276,713)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (163,660)      9,455,333        (179,597)        288,959      (8,558,936)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,431,644       3,328,401       1,355,076       2,043,735      42,296,260
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,369,878    $ 13,662,084    $  1,283,875    $  2,517,886    $ 35,121,132
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,380,908       3,287,767       1,314,669       1,713,314      27,582,556
Contract purchase payments                                   80,209       8,381,969          37,844         264,761         535,339
Net transfers(1)                                           (236,704)        815,727        (141,464)         67,625      (2,145,053)
Transfers for policy loans                                      394             136            (497)         (2,443)         31,452
Contract charges                                             (1,235)         (1,756)           (579)           (926)        (13,953)
Contract terminations:
    Surrender benefits                                     (101,386)       (144,304)        (64,838)        (94,833)     (3,779,062)
    Death benefits                                          (11,084)         (2,350)             --          (9,420)       (199,981)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,111,102      12,337,189       1,145,135       1,938,078      22,011,298
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AIM VI        AIM VI FIN      AIM VI INTL       AIM VI       AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)              DYN, SER I     SERV, SER I    GRO, SER II(2)    TECH, SER I    TECH, CL B(2)
OPERATIONS
Investment income (loss) -- net                        $     (8,881)   $      5,197    $          2    $    (12,228)   $       (170)
Net realized gain (loss) on sales of investments             38,248          48,969              --          11,748              --
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                69,136          (1,673)             33          61,575          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  98,503          52,493              35          61,095          (3,244)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   32,811         177,624             475       1,306,077         277,877
Net transfers(1)                                             (8,751)       (307,112)             --         (21,746)         12,626
Transfers for policy loans                                     (709)         (1,895)             --          (1,784)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --              --
Contract charges                                               (416)           (664)             --            (667)             --
Contract terminations:
    Surrender benefits                                       (9,182)        (58,927)             --         (87,079)           (364)
    Death benefits                                               --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               13,753        (190,974)            475       1,194,801         290,139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             994,385       1,409,051              --       1,110,531              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,106,641    $  1,270,570    $        510    $  2,366,427    $    286,895
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      990,836       1,238,236              --       1,504,587              --
Contract purchase payments                                   32,081         155,002              --       1,689,440         258,757
Net transfers(1)                                             (9,131)       (276,294)             --         (67,593)         11,736
Transfers for policy loans                                     (672)         (1,676)             --          (2,567)             --
Contract charges                                               (396)           (606)             --            (951)             --
Contract terminations:
    Surrender benefits                                       (8,325)        (53,804)             --        (126,215)             --
    Death benefits                                               --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,004,393       1,060,858              --       2,996,701         270,493
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23  -  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AB VPS          AB VPS          AC VP           AC VP           AC VP
                                                        GRO & INC,      INTL VAL,         INTL,           INTL,           ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 CL B            CL B            CL I           CL II          CL II(2)
OPERATIONS
Investment income (loss) -- net                        $     78,817    $    (83,842)   $      5,384    $      2,587    $     (1,126)
Net realized gain (loss) on sales of investments            257,050          79,630          26,499          81,819             184
Distributions from capital gains                                 --         309,779              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               408,631       3,395,740         189,787         398,170         (27,568)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 744,498       3,701,307         221,670         482,576         (28,510)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,012,530      10,677,663          47,455         621,429       1,632,279
Net transfers(1)                                            122,671       5,203,888        (143,060)        120,139         213,137
Transfers for policy loans                                  (11,900)        (16,062)           (281)            397              --
Adjustments to net assets allocated to contracts
  in payout period                                               --            (527)             --              --              --
Contract charges                                             (8,891)         (7,299)           (613)         (1,706)             --
Contract terminations:
    Surrender benefits                                     (363,650)       (468,914)        (62,984)       (125,145)           (631)
    Death benefits                                         (180,098)        (70,410)        (29,118)         (6,679)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,570,662      15,318,339        (188,601)        608,435       1,844,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          16,841,506      12,765,429       1,882,345       3,510,027              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 21,156,666    $ 31,785,075    $  1,915,414    $  4,601,038    $  1,816,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   15,331,775       7,741,223       2,554,189       3,288,533              --
Contract purchase payments                                3,590,487       6,210,403          63,581         571,466       1,550,293
Net transfers(1)                                            121,933       3,087,281        (180,206)         94,846         204,029
Transfers for policy loans                                  (10,608)         (9,190)           (409)            400              --
Contract charges                                             (7,949)         (4,177)           (813)         (1,516)             --
Contract terminations:
    Surrender benefits                                     (322,961)       (268,295)        (81,938)       (113,500)           (403)
    Death benefits                                         (157,778)        (40,168)        (39,319)         (6,427)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         18,544,899      16,717,077       2,315,085       3,833,802       1,753,919
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AC VP           AC VP         CALVERT VS     COL HI YIELD,    CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL, CL I       VAL, CL II      SOCIAL BAL       VS CL B           GRO
OPERATIONS
Investment income (loss) -- net                        $   (162,275)   $    (63,749)   $     32,919    $    (20,536)   $     (4,806)
Net realized gain (loss) on sales of investments            915,290         101,804          26,775           1,551           8,098
Distributions from capital gains                          4,800,315       2,048,569              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (3,757,303)       (983,627)         81,848          79,232          29,408
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,796,027       1,102,997         141,542          60,247          32,700
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  948,047       5,840,644         813,795       4,219,798          13,939
Net transfers(1)                                          6,402,666       4,311,111         226,184         596,066         (28,728)
Transfers for policy loans                                   27,908            (430)         (8,470)           (284)              1
Adjustments to net assets allocated to contracts
  in payout period                                          (17,287)         (1,314)             --              --              --
Contract charges                                            (17,897)         (9,873)         (1,935)            (72)           (328)
Contract terminations:
    Surrender benefits                                   (8,339,421)       (711,864)        (63,083)        (17,616)        (15,363)
    Death benefits                                         (320,284)        (80,016)             --         (22,011)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,316,268)      9,348,258         966,491       4,775,881         (30,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          46,817,592      18,477,465       2,108,803         132,616         565,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 47,297,351    $ 28,928,720    $  3,216,836    $  4,968,744    $    567,329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   22,371,670      14,073,833       2,147,312         128,677         714,052
Contract purchase payments                                  466,481       4,417,139         832,235       4,207,922          17,434
Net transfers(1)                                          2,998,911       3,263,188         254,492         597,116         (35,687)
Transfers for policy loans                                   12,977            (333)         (8,937)           (285)              1
Contract charges                                             (8,534)         (7,428)         (1,897)            (71)           (412)
Contract terminations:
    Surrender benefits                                   (3,835,724)       (541,783)        (65,427)        (14,521)        (19,343)
    Death benefits                                         (163,290)        (60,744)             --         (21,812)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,842,491      21,143,872       3,157,778       4,897,026         676,045
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  -  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          EG VA           EG VA          FID VIP         FID VIP
                                                        CS SM CAP      FUNDAMENTAL       INTL EQ,       GRO & INC,      GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   GRO         LG CAP, CL 2        CL 2          SERV CL        SERV CL 2
OPERATIONS
Investment income (loss) -- net                        $   (354,702)   $     (3,728)   $     39,943    $     34,814    $    100,093
Net realized gain (loss) on sales of investments           (687,872)         37,726           7,376          52,897         233,601
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (239,743)        191,466         255,939         326,155       1,669,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (1,282,317)        225,464         303,258         413,866       2,002,834
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  645,710         124,569       2,051,625         169,864       4,564,888
Net transfers(1)                                         (1,561,183)        300,503         512,642          (7,129)        337,016
Transfers for policy loans                                   27,723           1,618              --          (4,858)         (4,351)
Adjustments to net assets allocated to contracts
  in payout period                                           (9,289)             --              --            (728)         (7,547)
Contract charges                                            (11,896)         (1,611)            (98)         (2,302)        (13,731)
Contract terminations:
    Surrender benefits                                   (5,520,094)       (120,866)        (14,349)       (272,357)       (781,911)
    Death benefits                                         (166,028)         (2,190)             --         (62,667)       (145,735)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,595,057)        302,023       2,549,820        (180,177)      3,948,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          32,648,831       2,613,750          91,919       6,459,292      25,969,190
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 24,771,457    $  3,141,237    $  2,944,997    $  6,692,981    $ 31,920,653
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   25,658,455       2,642,221          86,900       7,074,687      24,003,731
Contract purchase payments                                  529,229         121,395       1,881,811         186,103       4,172,578
Net transfers(1)                                         (1,290,620)        325,595         478,896          (9,742)        260,977
Transfers for policy loans                                   23,063           1,604              --          (5,247)         (5,369)
Contract charges                                             (9,725)         (1,548)            (83)         (2,535)        (12,553)
Contract terminations:
    Surrender benefits                                   (4,503,362)       (116,630)        (12,888)       (299,970)       (716,615)
    Death benefits                                         (153,248)         (2,281)             --         (67,676)       (136,408)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         20,253,792       2,970,356       2,434,636       6,875,620      27,566,341
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                         FID VIP         FID VIP         FID VIP         FID VIP       FTVIPT FRANK
                                                         MID CAP,        MID CAP,       OVERSEAS,       OVERSEAS,       REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 SERV CL        SERV CL 2        SERV CL        SERV CL 2          CL 2
OPERATIONS
Investment income (loss) -- net                        $     75,940    $    267,810    $     (6,017)   $    (48,957)   $    165,452
Net realized gain (loss) on sales of investments            401,467         536,293          54,191         306,013         621,881
Distributions from capital gains                                 --              --          11,114          63,226       1,894,215
Net change in unrealized appreciation or
  depreciation of investments                             1,222,316       6,949,286         302,987       2,033,579       1,251,524
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,699,723       7,753,389         362,275       2,353,861       3,933,072
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  319,092      12,161,407          75,875       1,444,229       6,995,902
Net transfers(1)                                             61,985       1,970,710        (109,378)        208,640         120,548
Transfers for policy loans                                    2,301         (34,828)            552          (2,890)         (4,656)
Adjustments to net assets allocated to contracts
  in payout period                                           (1,431)         (1,367)             --            (289)         (2,954)
Contract charges                                             (3,902)        (22,125)           (705)         (4,827)        (13,026)
Contract terminations:
    Surrender benefits                                     (212,785)     (1,286,950)        (89,464)       (353,382)       (941,088)
    Death benefits                                         (103,613)       (251,170)        (38,098)        (38,140)       (290,897)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               61,647      12,535,677        (161,218)      1,253,341       5,863,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           9,887,063      37,670,404       2,176,385      12,019,118      27,833,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 11,648,433    $ 57,959,470    $  2,377,442    $ 15,626,320    $ 37,630,169
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,800,362      23,733,901       2,411,196       9,927,134      14,215,460
Contract purchase payments                                  210,606       7,188,635          82,103       1,144,151       3,448,475
Net transfers(1)                                             31,398       1,208,656        (119,601)        165,319          33,257
Transfers for policy loans                                    1,583         (21,145)            583          (2,208)         (2,074)
Contract charges                                             (2,581)        (13,061)           (762)         (3,851)         (6,451)
Contract terminations:
    Surrender benefits                                     (139,696)       (766,824)       (100,699)       (286,617)       (460,324)
    Death benefits                                          (64,956)       (147,971)        (39,710)        (26,423)       (137,366)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          6,836,716      31,182,191       2,233,110      10,917,505      17,090,977
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       FTVIPT FRANK    FTVIPT MUTUAL   FTVIPT TEMP     FTVIPT TEMP       GS VIT
                                                          SM CAP          SHARES         DEV MKTS        FOR SEC,      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL, CL 2       SEC, CL 2       SEC, CL 1          CL 2          CAP EQ
OPERATIONS
Investment income (loss) -- net                        $    (17,478)   $      2,483    $     29,561    $      4,090    $     (6,945)
Net realized gain (loss) on sales of investments            235,379         158,937         820,045          38,318          86,019
Distributions from capital gains                             90,567          46,014              --              --          91,387
Net change in unrealized appreciation or
  depreciation of investments                               897,505       1,202,817       3,779,318          45,775        (126,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,205,973       1,410,251       4,628,924          88,183          44,313
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,938,486       3,551,593         415,082          18,692          13,563
Net transfers(1)                                          1,574,921       2,332,204       2,301,530          41,046        (304,466)
Transfers for policy loans                                   (1,399)         (9,093)         17,387              --              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --          (6,074)             --              --
Contract charges                                             (5,653)         (6,496)         (8,651)           (157)           (395)
Contract terminations:
    Surrender benefits                                     (389,894)       (444,854)     (3,875,561)        (62,971)         (8,594)
    Death benefits                                          (92,412)        (40,718)        (55,078)             --         (43,357)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            5,024,049       5,382,636      (1,211,365)         (3,390)       (343,249)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          12,234,170      10,601,158      18,343,996         964,191       1,341,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 18,464,192    $ 17,394,045    $ 21,761,555    $  1,048,984    $  1,042,108
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,960,800       8,738,253      19,516,474         745,606         956,069
Contract purchase payments                                2,217,926       2,881,699         412,383          14,381           9,673
Net transfers(1)                                            873,559       1,964,155       2,253,786          31,787        (222,048)
Transfers for policy loans                                     (761)         (7,578)         17,055              --              --
Contract charges                                             (3,162)         (5,173)         (8,506)           (119)           (286)
Contract terminations:
    Surrender benefits                                     (216,617)       (354,431)     (3,768,180)        (48,919)         (6,249)
    Death benefits                                          (52,447)        (33,030)        (72,889)             --         (30,330)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,779,298      13,183,895      18,350,123         742,736         706,829
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          GS VIT          GS VIT       JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                         STRUCTD         MID CAP       GLOBAL TECH,     INTL GRO,      MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 U.S. EQ           VAL             SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                        $     35,446    $    (50,648)   $     (8,495)   $     17,482    $    (10,603)
Net realized gain (loss) on sales of investments             57,245         191,688         (31,787)        192,831         (16,757)
Distributions from capital gains                                 --       4,036,031              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,094,192        (356,809)        140,264       1,979,340         153,742
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,186,883       3,820,262          99,982       2,189,653         126,382
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                9,166,350      12,300,662          87,018         272,874          55,582
Net transfers(1)                                          1,999,702       4,781,730         (98,682)            334        (139,187)
Transfers for policy loans                                      394          (8,248)           (127)         (1,863)         (5,156)
Adjustments to net assets allocated to contracts
  in payout period                                             (659)         (2,527)             --              --            (705)
Contract charges                                             (4,256)        (13,854)           (514)         (3,311)           (838)
Contract terminations:
    Surrender benefits                                     (351,013)       (923,264)        (42,653)       (231,349)        (38,888)
    Death benefits                                          (36,211)       (111,255)        (14,012)        (47,768)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,774,307      16,023,244         (68,970)        (11,083)       (129,192)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           9,003,322      24,743,922       1,029,733       7,201,691       1,269,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 20,964,512    $ 44,587,428    $  1,060,745    $  9,380,261    $  1,266,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,790,323      13,605,682       2,658,046       9,168,818       2,703,296
Contract purchase payments                                9,516,901       6,508,615         239,061         323,486         117,141
Net transfers(1)                                          2,141,473       2,554,719        (307,574)        (47,082)       (301,132)
Transfers for policy loans                                      443          (4,304)           (188)         (1,868)        (10,121)
Contract charges                                             (4,580)         (7,323)         (1,314)         (3,827)         (1,769)
Contract terminations:
    Surrender benefits                                     (385,640)       (479,234)       (111,174)       (271,129)        (79,295)
    Death benefits                                          (40,641)        (57,652)        (34,035)        (53,192)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,018,279      22,120,503       2,442,822       9,115,206       2,428,120
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          LAZARD         MFS INV           MFS             MFS             MFS
                                                          RETIRE        GRO STOCK,       NEW DIS,      TOTAL RETURN,    UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INTL EQ         SERV CL         SERV CL         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                        $     10,571    $    (62,426)   $    (66,866)   $      4,115    $    (27,065)
Net realized gain (loss) on sales of investments            168,571          27,203         100,004          (1,177)        125,428
Distributions from capital gains                            123,163              --              --          37,527              --
Net change in unrealized appreciation or
  depreciation of investments                               557,176         392,358         229,922           4,983         805,752
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 859,481         357,135         263,060          45,448         904,115
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,329,048       1,571,398         705,744       1,968,122       2,076,452
Net transfers(1)                                          1,031,367         361,274      (1,499,059)        838,990       1,909,340
Transfers for policy loans                                   (1,742)           (906)         (1,547)             --             346
Adjustments to net assets allocated to contracts
  in payout period                                           (2,424)             --              --              --              --
Contract charges                                             (2,867)         (3,757)         (3,440)            (61)         (2,483)
Contract terminations:
    Surrender benefits                                     (156,557)       (318,066)       (253,496)        (11,855)       (145,213)
    Death benefits                                          (33,964)         (8,684)        (34,004)         (8,501)         (4,049)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,162,861       1,601,259      (1,085,802)      2,786,695       3,834,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,716,298       7,876,942       8,576,741         135,174       3,691,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  9,738,640    $  9,835,336    $  7,753,999    $  2,967,317    $  8,429,590
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,717,637      12,506,059      10,441,412         131,646       2,992,552
Contract purchase payments                                1,246,937       2,373,022         780,547       1,918,658       1,536,344
Net transfers(1)                                            956,605         550,564      (1,873,406)        817,538       1,422,085
Transfers for policy loans                                   (1,763)           (729)         (1,686)             --             256
Contract charges                                             (2,731)         (5,851)         (4,211)            (58)         (1,764)
Contract terminations:
    Surrender benefits                                     (153,622)       (516,711)       (314,512)        (11,253)       (111,827)
    Death benefits                                          (35,681)        (13,809)        (41,800)         (8,118)         (2,973)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          8,727,382      14,892,545       8,986,344       2,848,413       5,834,673
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          OPPEN         OPPEN MAIN        OPPEN         PIONEER EQ       PIONEER
                                                        GLOBAL SEC      ST SM CAP      STRATEGIC BOND    INC VCT,      EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VA, SERV        VA, SERV        VA, SERV         CL II           CL II
OPERATIONS
Investment income (loss) -- net                        $    (12,728)   $     (5,076)   $     (5,435)   $     86,224    $     (2,632)
Net realized gain (loss) on sales of investments              1,355           4,869             886         104,534          32,342
Distributions from capital gains                                 --           2,488              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               432,908          96,368         158,088         114,635          19,313
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 421,535          98,649         153,539         305,393          49,023
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,941,175         905,201      13,611,553         189,717          36,735
Net transfers(1)                                          1,288,386         287,426       4,896,264         856,977         (51,829)
Transfers for policy loans                                      216              --         (13,258)         (2,540)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --          (1,345)             --
Contract charges                                                (76)            (45)           (313)         (3,430)           (218)
Contract terminations:
    Surrender benefits                                      (27,469)        (10,480)        (58,258)       (230,473)        (55,721)
    Death benefits                                               --              --         (11,181)        (14,992)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            4,202,232       1,182,102      18,424,807         793,914         (71,033)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              82,857          38,529         266,733       6,141,567         711,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  4,706,624    $  1,319,280    $ 18,845,079    $  7,240,874    $    689,444
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       76,884          36,536         260,779       5,262,955         581,166
Contract purchase payments                                2,676,857         863,447      13,217,965         157,053          30,269
Net transfers(1)                                          1,158,065         269,367       4,753,507         711,308         (40,187)
Transfers for policy loans                                      184              --         (12,894)         (2,118)             --
Contract charges                                                (66)            (40)           (304)         (2,861)           (173)
Contract terminations:
    Surrender benefits                                      (23,671)         (9,502)        (56,186)       (196,210)        (45,097)
    Death benefits                                               --              --         (10,824)        (13,221)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,888,253       1,159,808      18,152,043       5,916,906         525,978
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       PUT VT HEALTH      PUT VT       PUT VT INTL        PUT VT          PUT VT
                                                        SCIENCES,        INTL EQ,        NEW OPP,        NEW OPP,         VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  CL IB           CL IB           CL IB           CL IA           CL IB
OPERATIONS
Investment income (loss) -- net                        $    (26,026)   $     40,826    $     (3,520)   $   (199,310)   $    (25,986)
Net realized gain (loss) on sales of investments             88,955         336,924          42,255      (2,809,448)        (17,876)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               301,631         393,131         274,469       4,819,544         371,907
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 364,560         770,881         313,204       1,810,786         328,045
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  802,908         527,536          52,191         637,997         243,412
Net transfers(1)                                             (3,913)       (753,450)       (190,922)     (2,434,382)       (445,786)
Transfers for policy loans                                   (1,850)         (6,386)           (712)         51,989         (12,628)
Adjustments to net assets allocated to contracts
  in payout period                                               --            (398)             --          (3,664)             --
Contract charges                                             (1,797)         (3,510)           (821)        (17,020)         (1,983)
Contract terminations:
    Surrender benefits                                     (153,585)       (221,927)        (37,583)     (3,765,909)        (98,229)
    Death benefits                                          (14,129)        (54,367)         (7,207)       (123,449)        (15,848)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              627,634        (512,502)       (185,054)     (5,654,438)       (331,062)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,995,116       7,116,108       1,913,622      25,735,198       3,113,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,987,310    $  7,374,487    $  2,041,772    $ 21,891,546    $  3,110,631
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,951,834       6,069,324       2,622,555      22,121,604       5,546,479
Contract purchase payments                                  728,304         443,207          67,321         546,043         412,566
Net transfers(1)                                            (15,425)       (634,396)       (245,179)     (2,125,810)       (769,721)
Transfers for policy loans                                   (1,916)         (5,221)           (798)         44,758         (23,321)
Contract charges                                             (1,654)         (2,905)         (1,064)        (14,544)         (3,473)
Contract terminations:
    Surrender benefits                                     (147,040)       (180,271)        (49,224)     (3,180,843)       (172,948)
    Death benefits                                          (13,000)        (44,474)         (9,203)       (121,410)        (27,270)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,501,103       5,645,264       2,384,408      17,269,798       4,962,312
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   BAL          CASH MGMT       CORE BOND        DIV BOND       DIV EQ INC
OPERATIONS
Investment income (loss) -- net                        $    395,927    $    480,742    $     26,748    $  1,587,562    $    292,392
Net realized gain (loss) on sales of investments           (685,839)           (606)           (901)        (40,302)        309,476
Distributions from capital gains                            826,329              --           3,595              --       1,918,594
Net change in unrealized appreciation or
  depreciation of investments                               196,437             648         (22,683)       (915,921)      2,770,255
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 732,854         480,784           6,759         631,339       5,290,717
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,135,414      32,982,428       1,153,813      16,970,581      11,970,410
Net transfers(1)                                             39,191     (32,444,656)        607,707       5,240,684       8,775,156
Transfers for policy loans                                   51,970         (18,550)           (894)         24,848         (19,476)
Adjustments to net assets allocated to contracts
  in payout period                                          (28,638)         (1,426)             --         (17,960)         (1,947)
Contract charges                                            (15,483)        (11,513)            (83)        (19,334)        (19,174)
Contract terminations:
    Surrender benefits                                   (4,221,533)     (4,088,370)        (14,069)     (4,443,311)       (812,796)
    Death benefits                                         (292,355)     (1,000,373)             --        (460,186)       (244,636)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (3,331,434)     (4,582,460)      1,746,474      17,295,322      19,647,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          29,782,530      30,914,826          48,780      51,940,861      29,282,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 27,183,950    $ 26,813,150    $  1,802,013    $ 69,867,522    $ 54,220,904
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   21,170,334      29,075,600          43,535      40,898,664      21,330,083
Contract purchase payments                                  965,198      31,761,729       1,143,785      14,042,273       8,248,918
Net transfers(1)                                            (91,896)    (31,161,422)        599,743       4,179,218       6,275,999
Transfers for policy loans                                   34,656         (18,855)           (896)         18,154         (13,953)
Contract charges                                            (11,015)        (10,801)            (82)        (15,435)        (13,203)
Contract terminations:
    Surrender benefits                                   (2,824,082)     (3,687,589)         (9,973)     (3,353,559)       (572,893)
    Death benefits                                         (207,118)       (960,698)             --        (366,753)       (177,863)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         19,036,077      24,997,964       1,776,112      55,402,562      35,077,088
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          RVS VP          RVS VP                          RVS VP
                                                          RVS VP          GLOBAL     GLOBAL INFLATION     RVS VP         HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                EMER MKTS          BOND          PROT SEC           GRO            BOND
OPERATIONS
Investment income (loss) -- net                        $    (33,140)   $    741,933    $    291,084    $    (37,317)   $  3,342,410
Net realized gain (loss) on sales of investments             34,327          77,880          (3,709)          6,596        (711,383)
Distributions from capital gains                            437,148         125,957          18,514              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,405,719      (2,472,300)       (153,918)        656,984        (843,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,844,054      (1,526,530)        151,971         626,263       1,787,817
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,855,035       7,146,871      10,927,485       5,022,879       6,385,655
Net transfers(1)                                          1,862,793       3,486,398       1,659,954       2,745,717      (2,095,090)
Transfers for policy loans                                   (1,825)          5,950          (2,148)         (4,804)          1,912
Adjustments to net assets allocated to contracts
  in payout period                                               --          (3,285)             --              --         (11,629)
Contract charges                                             (1,269)         (7,345)           (115)         (4,638)        (19,476)
Contract terminations:
    Surrender benefits                                      (72,112)     (1,913,318)        (36,746)       (270,005)     (4,973,485)
    Death benefits                                          (23,739)       (144,140)             --              --        (652,591)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,618,883       8,571,131      12,548,430       7,489,149      (1,364,704)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,175,031      22,117,194         325,839       6,041,185      61,013,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 10,637,968    $ 29,161,795    $ 13,026,240    $ 14,156,597    $ 61,436,801
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,516,647      15,155,782         315,744      10,913,968      47,682,714
Contract purchase payments                                2,946,351       5,238,230      10,677,227       8,358,264       5,002,328
Net transfers(1)                                          1,150,349       2,462,559       1,619,976       4,799,071      (1,632,580)
Transfers for policy loans                                     (900)          4,150          (2,098)        (10,308)          1,207
Contract charges                                               (787)         (5,287)           (113)         (8,127)        (15,064)
Contract terminations:
    Surrender benefits                                      (44,724)     (1,346,020)        (31,936)       (466,339)     (3,796,720)
    Death benefits                                          (15,041)       (101,420)             --              --        (507,634)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,551,895      21,407,994      12,578,800      23,586,529      46,734,251
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INC OPP         INTL OPP       LG CAP EQ       LG CAP VAL     MID CAP GRO
OPERATIONS
Investment income (loss) -- net                        $     58,679    $     56,125    $     16,124    $      1,002    $    (31,086)
Net realized gain (loss) on sales of investments               (454)       (624,476)       (491,434)            328         126,445
Distributions from capital gains                             13,595              --              --           3,963         195,158
Net change in unrealized appreciation or
  depreciation of investments                               (21,951)      3,171,954       1,492,481           1,087          17,457
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  49,869       2,603,603       1,017,171           6,380         307,974
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,058,492       1,487,246      11,539,099         182,556         345,802
Net transfers(1)                                            618,673       3,988,323       1,645,607           2,015        (350,364)
Transfers for policy loans                                       --          13,102           6,989              --             656
Adjustments to net assets allocated to contracts
  in payout period                                               --          (7,412)        (11,569)             --          (2,331)
Contract charges                                                (61)         (7,773)         (7,637)             (9)         (2,279)
Contract terminations:
    Surrender benefits                                       (9,723)     (2,953,701)     (2,087,402)        (12,307)       (119,489)
    Death benefits                                               --        (121,755)       (103,846)             --          (3,876)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,667,381       2,398,030      10,981,241         172,255        (131,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,812      18,092,371      13,946,451           2,801       3,689,342
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,730,062    $ 23,094,004    $ 25,944,863    $    181,436    $  3,865,435
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,725      17,934,471      12,838,127           2,463       3,217,660
Contract purchase payments                                3,004,901       1,691,449      13,850,083         176,936         300,915
Net transfers(1)                                            610,041       4,052,191       1,448,021           1,732        (325,277)
Transfers for policy loans                                       --           9,888           5,896              --             567
Contract charges                                                (60)         (7,644)         (6,968)             (9)         (1,934)
Contract terminations:
    Surrender benefits                                       (5,511)     (2,784,141)     (1,712,887)        (11,481)       (105,827)
    Death benefits                                               --        (116,889)        (91,736)             --          (3,633)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,617,096      20,779,325      26,330,536         169,641       3,082,471
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)             MID CAP VAL(3)    NEW DIM         S&P 500        SELECT VAL    SHORT DURATION
OPERATIONS
Investment income (loss) -- net                        $        715    $   (417,969)   $     86,664    $     (1,051)  $     536,145
Net realized gain (loss) on sales of investments                430      (1,710,228)        369,007             (13)       (156,774)
Distributions from capital gains                              2,026              --          42,465           8,715              --
Net change in unrealized appreciation or
  depreciation of investments                                40,969       1,515,188         106,055          (2,491)       (198,531)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  44,140        (613,009)        604,191           5,160         180,840
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  180,776       3,122,018       2,435,396         411,748       4,462,281
Net transfers(1)                                            682,736     (19,348,131)     (1,467,043)         88,268      (4,338,087)
Transfers for policy loans                                       --          78,010         (10,275)         (1,748)          6,855
Adjustments to net assets allocated to contracts
  in payout period                                               --         (40,560)             --              --              --
Contract charges                                                (57)        (52,917)         (8,049)            (22)        (10,146)
Contract terminations:
    Surrender benefits                                       (4,388)     (9,827,289)       (601,318)         (1,359)     (1,588,251)
    Death benefits                                               --        (821,331)        (51,027)             --        (220,357)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              859,067     (26,890,200)        297,684         496,887      (1,687,705)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      93,387,564      16,616,073          90,088      27,455,674
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    903,207    $ 65,884,355    $ 17,517,948    $    592,135   $  25,948,809
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --      81,289,767      18,649,325          86,147      24,280,891
Contract purchase payments                                  153,576       3,394,613       2,589,765         401,444       3,959,220
Net transfers(1)                                            610,075     (17,669,806)     (1,743,078)         84,932      (3,790,270)
Transfers for policy loans                                       --          49,283          (7,476)         (1,629)          6,970
Contract charges                                                (50)        (46,930)         (9,107)            (21)         (9,094)
Contract terminations:
    Surrender benefits                                       (3,577)     (7,455,848)       (670,635)         (1,111)     (1,407,521)
    Death benefits                                               --        (709,112)        (59,630)             --        (192,179)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            760,024      58,851,967      18,749,164         569,762      22,848,017
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         ROYCE        LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II(2)
OPERATIONS
Investment income (loss) -- net                      $    (70,228)  $   (108,019)  $   (101,618)  $    (10,706)  $              (1)
Net realized gain (loss) on sales of investments          205,827        219,415     (2,127,824)       151,871                  --
Distributions from capital gains                        1,049,062      1,437,424             --         53,285                  23
Net change in unrealized appreciation or
  depreciation of investments                            (868,791)      (588,374)     2,846,653        144,239                 (10)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               315,870        960,446        617,211        338,689                  12
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,059,147      7,163,446        343,911        122,795                 376
Net transfers(1)                                         (537,781)      (494,763)    (1,236,337)      (273,191)                 --
Transfers for policy loans                                (11,186)       (14,474)         8,117           (410)                 --
Adjustments to net assets allocated to contracts
  in payout period                                         (3,026)            --         (4,352)            --                  --
Contract charges                                           (4,189)        (6,303)        (4,945)        (1,076)                 --
Contract terminations:
    Surrender benefits                                   (180,393)      (405,637)    (1,735,114)       (83,490)                 --
    Death benefits                                        (35,210)      (137,146)       (74,155)       (19,634)                 --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            287,362      6,105,123     (2,702,875)      (255,006)                376
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         7,675,375     14,664,600     10,470,305      3,327,700                  --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  8,278,607   $ 21,730,169   $  8,384,641   $  3,411,383   $             388
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  5,868,043      9,605,301     12,512,658      1,816,606                  --
Contract purchase payments                                787,114      4,639,831        485,814         67,585                  --
Net transfers(1)                                         (377,958)      (333,345)    (1,446,576)      (145,395)                 --
Transfers for policy loans                                 (9,136)        (9,028)         4,173           (251)                 --
Contract charges                                           (3,197)        (4,118)        (5,995)          (589)                 --
Contract terminations:
    Surrender benefits                                   (138,247)      (265,789)    (1,862,008)       (44,845)                 --
    Death benefits                                        (27,522)       (87,352)       (98,165)       (10,588)                 --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,099,097     13,545,500      9,589,901      1,682,523                  --
==================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                         VANK LIT
                                                        THIRD AVE       COMSTOCK,      WANGER INTL     WANGER U.S.      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VAL            CL II           SM CAP          SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                        $     30,310    $    (50,272)   $     (5,080)   $   (362,201)   $     71,190
Net realized gain (loss) on sales of investments            245,630             372         232,078         319,404          52,280
Distributions from capital gains                            141,490          50,973              --              --         131,637
Net change in unrealized appreciation or
  depreciation of investments                               444,319         690,342       3,869,247       4,430,814         (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 861,749         691,415       4,096,245       4,388,017         242,619
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  207,966      17,590,903       8,334,753      11,998,483         281,828
Net transfers(1)                                            (52,699)      1,881,063       2,926,512       2,765,444          29,622
Transfers for policy loans                                    2,533          (8,957)             90         (20,721)         (4,790)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --            (791)             --
Contract charges                                             (1,823)           (131)         (8,696)        (18,917)         (3,812)
Contract terminations:
    Surrender benefits                                     (233,284)        (33,006)       (487,587)       (983,080)       (302,160)
    Death benefits                                          (59,591)         (5,805)       (110,612)       (167,218)        (49,983)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (136,898)     19,424,067      10,654,460      13,573,200         (49,295)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,389,806         224,237      14,456,383      34,225,167       5,797,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  7,114,657    $ 20,339,719    $ 29,207,088    $ 52,186,384    $  5,991,300
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,444,933         217,258      13,296,584      21,835,664       5,181,488
Contract purchase payments                                  109,902      17,108,987       6,641,848       7,362,578         251,104
Net transfers(1)                                            (23,582)      1,829,269       2,500,094       1,693,734          35,263
Transfers for policy loans                                    1,345          (8,476)           (220)        (12,677)         (4,261)
Contract charges                                               (961)           (123)         (7,194)        (11,614)         (3,336)
Contract terminations:
    Surrender benefits                                     (123,620)        (31,511)       (426,325)       (606,297)       (273,578)
    Death benefits                                          (32,600)         (5,416)        (97,407)       (103,721)        (45,791)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,375,417      19,109,988      21,907,380      30,157,667       5,140,889
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------
                                                        WF ADV VT        WF ADV VT     WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                INTL CORE           OPP           CAP GRO
OPERATIONS
Investment income (loss) -- net                        $     21,183    $    (31,058)   $    (27,077)
Net realized gain (loss) on sales of investments             76,609         179,109          82,838
Distributions from capital gains                             52,158              --              --
Net change in unrealized appreciation or
  depreciation of investments                                18,212          99,800          95,015
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 168,162         247,851         150,776
===================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   65,957         523,432         132,781
Net transfers(1)                                           (159,076)       (616,334)       (176,231)
Transfers for policy loans                                      321           1,450          (1,912)
Adjustments to net assets allocated to contracts
  in payout period                                           (1,403)             --              --
Contract charges                                               (660)         (1,808)         (1,507)
Contract terminations:
    Surrender benefits                                     (116,097)        (64,876)        (89,103)
    Death benefits                                               --         (17,766)             --
---------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (210,958)       (175,902)       (135,972)
---------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,072,436       3,600,262       3,226,438
---------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,029,640    $  3,672,211    $  3,241,242
===================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,063,255       3,066,344       3,347,199
Contract purchase payments                                   65,363         452,307         142,058
Net transfers(1)                                           (159,461)       (523,323)       (215,376)
Transfers for policy loans                                      325           1,248          (1,950)
Contract charges                                               (653)         (1,483)         (1,615)
Contract terminations:
    Surrender benefits                                     (115,883)        (53,835)        (94,547)
    Death benefits                                               --         (15,104)             --
---------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,852,946       2,926,154       3,175,769
===================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.
(2)  For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.
(3)  For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
39 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP     AIM VI CORE
YEAR ENDED DECEMBER 31, 2004                           APPR, SER I     APPR, SER II     DEV, SER I     DEV, SER II      EQ, SER I
OPERATIONS
Investment income (loss) -- net                        $    (11,653)   $    (18,857)   $    (10,670)   $    (13,653)   $   (121,810)
Net realized gain (loss) on sales of investments            (50,993)         22,022          14,800          27,761        (366,491)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               145,939         188,235         166,780         222,517       3,535,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  83,293         191,400         170,910         236,625       3,047,181
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   54,502       1,251,534          55,294         478,359       1,108,216
Net transfers(1)                                             12,456         624,211         (79,068)        220,416      (1,855,351)
Transfers for policy loans                                   (1,512)            119             565          (1,253)         51,063
Adjustments to net assets allocated to contracts
  in payout period                                               --             (41)             --              --         (10,031)
Contract charges                                               (907)           (668)           (744)           (805)        (23,592)
Contract terminations:
    Surrender benefits                                      (51,245)        (14,483)        (24,451)        (17,221)     (1,814,306)
    Death benefits                                           (3,489)             --              --              --        (438,396)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,805       1,860,672         (48,404)        679,496      (2,982,397)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,338,546       1,276,329       1,232,570       1,127,614      42,231,476
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,431,644    $  3,328,401    $  1,355,076    $  2,043,735    $ 42,296,260
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,353,505       1,350,496       1,369,531       1,091,426      29,671,081
Contract purchase payments                                   96,379       1,299,246          59,103         440,250         769,058
Net transfers(1)                                             32,370         654,030         (88,452)        199,983      (1,318,632)
Transfers for policy loans                                   (2,610)            127             606          (1,196)         36,241
Contract charges                                             (1,591)           (696)           (802)           (745)        (16,367)
Contract terminations:
    Surrender benefits                                      (90,517)        (15,436)        (25,317)        (16,404)     (1,255,457)
    Death benefits                                           (6,628)             --              --              --        (303,368)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,380,908       3,287,767       1,314,669       1,713,314      27,582,556
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                          AB VPS         AB VPS
                                                          AIM VI        AIM VI FIN        AIM VI        GRO & INC,      INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                DYN, SER I     SERV, SER I     TECH, SER I         CL B            CL B
OPERATIONS
Investment income (loss) -- net                        $     (7,790)   $     (1,160)   $     (7,724)   $    (17,628)   $    (36,887)
Net realized gain (loss) on sales of investments             17,738          23,837           7,899         121,446          89,944
Distributions from capital gains                                 --              --              --              --          15,608
Net change in unrealized appreciation or
  depreciation of investments                                99,714          69,706          57,839       1,323,719       1,989,610
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 109,662          92,383          58,014       1,427,537       2,058,275
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  111,912         269,902         202,102       4,469,965       3,515,924
Net transfers(1)                                           (100,538)         52,962         236,558       1,435,958       2,325,341
Transfers for policy loans                                      370             569             701          (2,163)         (2,474)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --             (38)
Contract charges                                               (467)           (571)           (522)         (5,285)         (2,621)
Contract terminations:
    Surrender benefits                                      (15,723)        (45,217)        (45,233)       (327,896)        (99,719)
    Death benefits                                               --          (7,244)           (957)       (109,770)        (73,019)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (4,446)        270,401         392,649       5,460,809       5,663,394
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             889,169       1,046,267         659,868       9,953,160       5,043,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    994,385    $  1,409,051    $  1,110,531    $ 16,841,506    $ 12,765,429
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,000,215         989,873         946,932      10,064,755       3,794,915
Contract purchase payments                                  119,140         249,378         267,229       4,292,855       2,463,816
Net transfers(1)                                           (111,266)         47,677         357,393       1,416,265       1,608,758
Transfers for policy loans                                      410             557           1,031          (2,040)         (1,693)
Contract charges                                               (509)           (529)           (802)         (5,118)         (1,819)
Contract terminations:
    Surrender benefits                                      (17,154)        (42,086)        (65,492)       (326,172)        (70,514)
    Death benefits                                               --          (6,634)         (1,704)       (108,770)        (52,240)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            990,836       1,238,236       1,504,587      15,331,775       7,741,223
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
41 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AC VP           AC VP
                                                          INTL,           INTL,           AC VP           AC VP         CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  CL I            CL II         VAL, CL I       VAL, CL II      SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                        $     (5,728)   $    (14,090)   $   (106,409)   $    (24,950)   $     21,656
Net realized gain (loss) on sales of investments            (31,315)         41,387         534,356         118,772           4,897
Distributions from capital gains                                 --              --         313,209          87,366              --
Net change in unrealized appreciation or
  depreciation of investments                               273,795         355,670       4,504,047       1,690,726          96,351
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 236,752         382,967       5,245,203       1,871,914         122,904
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   51,739         903,753       1,008,201       4,583,560         705,252
Net transfers(1)                                           (152,029)        250,905       4,215,880       2,607,888         434,076
Transfers for policy loans                                     (249)           (111)         20,922              (2)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --         (12,672)           (423)             --
Contract charges                                               (687)           (934)        (14,885)         (5,550)         (1,144)
Contract terminations:
    Surrender benefits                                      (54,777)        (39,295)     (1,901,922)       (232,193)        (53,955)
    Death benefits                                           (8,194)        (11,337)       (332,452)        (92,217)        (11,042)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (164,197)      1,102,981       2,983,072       6,861,063       1,073,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,809,790       2,024,079      38,589,317       9,744,488         912,712
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,882,345    $  3,510,027    $ 46,817,592    $ 18,477,465    $  2,108,803
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,798,487       2,200,961      20,864,347       8,466,092       1,031,495
Contract purchase payments                                   77,696         938,249         538,071       3,766,150         707,391
Net transfers(1)                                           (228,710)        206,958       2,097,971       2,115,735         481,590
Transfers for policy loans                                     (379)           (105)         10,307              (7)             --
Contract charges                                             (1,031)           (955)         (7,730)         (4,583)         (1,246)
Contract terminations:
    Surrender benefits                                      (79,866)        (43,326)       (963,838)       (192,735)        (59,631)
    Death benefits                                          (12,008)        (13,249)       (167,458)        (76,819)        (12,287)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,554,189       3,288,533      22,371,670      14,073,833       2,147,312
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                           EG VA           EG VA
                                                       COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL      INTL EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              VS CL B(2)         GRO             GRO         LG CAP, CL 2      CL 2(2)
OPERATIONS
Investment income (loss) -- net                        $      4,183    $     (4,869)   $   (404,646)   $      5,825    $        339
Net realized gain (loss) on sales of investments                 13             727        (663,285)         10,563              10
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                (4,200)         66,742       3,857,185         174,678           1,629
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4)         62,600       2,789,254         191,066           1,978
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   92,298          16,292         772,862         591,925          83,127
Net transfers(1)                                             41,319         (28,575)       (940,790)        327,436           6,814
Transfers for policy loans                                       --               1          22,898             156              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --          (7,074)             --              --
Contract charges                                                 --            (419)        (13,087)         (1,080)             --
Contract terminations:
    Surrender benefits                                         (997)        (25,613)     (1,585,499)        (52,451)             --
    Death benefits                                               --          (1,112)       (344,595)        (31,013)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              132,620         (39,426)     (2,095,285)        834,973          89,941
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --         541,934      31,954,862       1,587,711              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    132,616    $    565,108    $ 32,648,831    $  2,613,750    $     91,919
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --         767,991      27,520,736       1,755,735              --
Contract purchase payments                                   87,335          22,260         647,709         621,958          80,187
Net transfers(1)                                             41,342         (38,846)       (871,227)        361,740           6,713
Transfers for policy loans                                       --               1          20,092             269              --
Contract charges                                                 --            (567)        (11,049)         (1,150)             --
Contract terminations:
    Surrender benefits                                           --         (35,377)     (1,350,769)        (60,443)             --
    Death benefits                                               --          (1,410)       (297,037)        (35,888)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            128,677         714,052      25,658,455       2,642,221          86,900
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                         GRO & INC,      GRO & INC,       MID CAP,        MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV CL        SERV CL 2        SERV CL        SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                        $     (5,006)   $    (53,699)   $    (74,119)   $   (233,297)   $      1,694
Net realized gain (loss) on sales of investments             16,120         106,777         237,512         226,212          12,287
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               295,098       1,121,942       1,741,777       6,513,650         226,182
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 306,212       1,175,020       1,905,170       6,506,565         240,163
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  231,924       7,927,707         272,975      10,171,440          72,722
Net transfers(1)                                            104,049       2,593,377         383,099       4,153,859         465,657
Transfers for policy loans                                   (1,095)        (21,329)          1,118         (21,627)         (3,433)
Adjustments to net assets allocated to contracts
  in payout period                                             (719)         (4,286)         (1,213)            (29)             --
Contract charges                                             (2,573)         (8,865)         (4,041)        (10,941)           (682)
Contract terminations:
    Surrender benefits                                     (227,614)       (353,884)       (219,955)       (715,084)        (44,454)
    Death benefits                                           (9,381)       (109,555)        (20,473)        (77,787)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               94,591      10,023,165         411,510      13,499,831         489,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,058,489      14,771,005       7,570,383      17,664,008       1,446,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,459,292    $ 25,969,190    $  9,887,063    $ 37,670,404    $  2,176,385
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,955,301      14,354,133       6,440,137      13,813,635       1,803,528
Contract purchase payments                                  267,174       7,599,453         220,039       7,489,412          88,639
Net transfers(1)                                            127,037       2,530,791         336,640       3,038,603         577,980
Transfers for policy loans                                   (1,219)        (18,885)            752         (15,862)         (4,147)
Contract charges                                             (2,965)         (8,587)         (3,252)         (7,944)           (825)
Contract terminations:
    Surrender benefits                                     (259,661)       (344,849)       (177,362)       (527,083)        (53,979)
    Death benefits                                          (10,980)       (108,325)        (16,592)        (56,860)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          7,074,687      24,003,731       6,800,362      23,733,901       2,411,196
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          FID VIP      FTVIPT FRANK    FTVIPT FRANK    FTVIPT MUTUAL    FTVIPT TEMP
                                                         OVERSEAS,       REAL EST,        SM CAP          SHARES         DEV MKTS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 SERV CL 2         CL 2          VAL, CL 2       SEC, CL 2       SEC, CL 1
OPERATIONS
Investment income (loss) -- net                        $    (11,231)   $    199,498    $    (58,884)   $     (9,545)   $    105,478
Net realized gain (loss) on sales of investments             53,307         214,467         111,731         102,110         103,055
Distributions from capital gains                                 --          28,330              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,141,578       5,543,385       1,916,439         919,640       3,244,765
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,183,654       5,985,680       1,969,286       1,012,205       3,453,298
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,008,356       5,815,010       2,790,785       3,209,269         410,424
Net transfers(1)                                          2,924,323       2,461,471       1,812,666       1,529,202         840,955
Transfers for policy loans                                   (6,635)         (3,731)            471          (3,584)         11,943
Adjustments to net assets allocated to contracts
  in payout period                                             (268)         (1,065)             --              --          (3,459)
Contract charges                                             (2,060)         (7,546)         (3,150)         (3,489)         (7,281)
Contract terminations:
    Surrender benefits                                     (349,571)       (505,644)       (206,841)       (452,914)       (837,042)
    Death benefits                                          (22,872)        (37,901)        (20,873)        (31,802)        (57,049)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,551,273       7,720,594       4,373,058       4,246,682         358,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,284,191      14,126,994       5,891,826       5,342,271      14,532,207
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 12,019,118    $ 27,833,268    $ 12,234,170    $ 10,601,158    $ 18,343,996
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,997,912       9,413,964       4,112,460       4,973,771      19,087,544
Contract purchase payments                                3,628,295       3,612,367       1,819,949       2,848,985         511,974
Net transfers(1)                                          2,658,064       1,525,307       1,176,088       1,370,646       1,008,628
Transfers for policy loans                                   (6,270)         (2,327)            304          (3,067)         15,357
Contract charges                                             (1,820)         (4,549)         (2,081)         (3,114)         (9,102)
Contract terminations:
    Surrender benefits                                     (328,100)       (305,907)       (131,838)       (419,518)     (1,026,270)
    Death benefits                                          (20,947)        (23,395)        (14,082)        (29,450)        (71,657)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,927,134      14,215,460       6,960,800       8,738,253      19,516,474
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        FTVIPT TEMP       GS VIT          GS VIT          GS VIT        JANUS ASPEN
                                                         FOR SEC,       STRUCTD SM        STRUCTD         MID CAP      GLOBAL TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   CL 2           CAP EQ          U.S. EQ           VAL            SERV
OPERATIONS
Investment income (loss) -- net                        $      1,318    $     (7,927)   $     33,958    $    (25,644)   $     (8,389)
Net realized gain (loss) on sales of investments             10,606          28,545          64,652         219,384         (79,739)
Distributions from capital gains                                 --          60,748              --       2,094,657              --
Net change in unrealized appreciation or
  depreciation of investments                               114,569          93,688         851,842       2,024,120          79,223
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 126,493         175,054         950,452       4,312,517          (8,905)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   23,868          17,865       1,736,985       5,512,438         182,930
Net transfers(1)                                            276,890          30,819       1,404,279       3,136,419        (204,559)
Transfers for policy loans                                       --         (11,663)           (225)        (29,300)           (930)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --            (640)         (1,374)             --
Contract charges                                               (129)           (447)         (2,635)         (7,728)           (578)
Contract terminations:
    Surrender benefits                                      (21,115)        (21,721)        (96,734)       (541,682)        (31,940)
    Death benefits                                               --            (691)         (2,070)        (36,805)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              279,514          14,162       3,038,960       8,031,968         (55,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             558,184       1,151,828       5,013,910      12,399,437       1,093,715
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    964,191    $  1,341,044    $  9,003,322    $ 24,743,922    $  1,029,733
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      507,529         947,351       6,258,491       8,432,394       2,880,314
Contract purchase payments                                   20,666          14,162       2,015,732       3,543,151         456,458
Net transfers(1)                                            235,989          22,174       1,637,557       2,006,709        (593,991)
Transfers for policy loans                                       --          (9,587)           (302)        (18,072)         (2,969)
Contract charges                                               (110)           (354)         (3,112)         (4,880)         (1,537)
Contract terminations:
    Surrender benefits                                      (18,468)        (17,097)       (115,520)       (330,803)        (80,229)
    Death benefits                                               --            (580)         (2,523)        (22,817)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            745,606         956,069       9,790,323      13,605,682       2,658,046
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        JANUS ASPEN     JANUS ASPEN       LAZARD          MFS INV           MFS
                                                         INTL GRO,     MID CAP GRO,       RETIRE         GRO STOCK,       NEW DIS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV            SERV           INTL EQ         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                        $      1,465    $    (10,322)   $    (16,991)   $    (60,936)   $    (70,473)
Net realized gain (loss) on sales of investments             21,150         (53,472)         93,534         (61,480)              2
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,047,669         276,524         709,505         675,614         481,240
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,070,284         212,730         786,048         553,198         410,769
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  841,354          60,273       1,363,002         943,428       1,240,116
Net transfers(1)                                            (17,215)       (176,348)        883,765         133,451        (672,816)
Transfers for policy loans                                   (4,179)           (948)         (1,599)         (3,939)           (489)
Adjustments to net assets allocated to contracts
  in payout period                                               --            (636)         (1,931)             --              --
Contract charges                                             (2,710)           (896)         (1,834)         (3,557)         (3,841)
Contract terminations:
    Surrender benefits                                     (136,656)        (22,407)       (156,126)       (149,164)       (225,462)
    Death benefits                                             (644)             --              --         (10,772)        (45,084)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              679,950        (140,962)      2,085,277         909,447         292,424
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,451,457       1,197,981       3,844,973       6,414,297       7,873,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  7,201,691    $  1,269,749    $  6,716,298    $  7,876,942    $  8,576,741
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    8,376,689       3,047,576       4,382,010      10,992,043      10,178,541
Contract purchase payments                                1,070,149         146,000       1,521,702       1,567,250       1,517,681
Net transfers(1)                                            (63,158)       (431,035)        993,875         238,302        (882,004)
Transfers for policy loans                                   (6,006)         (2,324)         (2,094)         (6,489)           (276)
Contract charges                                             (3,983)         (2,161)         (2,038)         (6,041)         (4,931)
Contract terminations:
    Surrender benefits                                     (203,849)        (54,760)       (175,818)       (260,450)       (302,203)
    Death benefits                                           (1,024)             --              --         (18,556)        (65,396)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,168,818       2,703,296       6,717,637      12,506,059      10,441,412
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                            MFS             MFS            OPPEN        OPPEN MAIN         OPPEN
                                                       TOTAL RETURN,    UTILITIES,      GLOBAL SEC       ST SM CAP    STRATEGIC BOND
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              SERV CL(2)        SERV CL       VA, SERV(2)     VA, SERV(2)     VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                        $        (56)   $      7,450    $        (16)   $        (12)   $        (86)
Net realized gain (loss) on sales of investments                  6          45,552              --               1             294
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                 1,850         607,023             856             515           1,297
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,800         660,025             840             504           1,505
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  131,053       1,015,704          79,320          28,911         215,998
Net transfers(1)                                              2,396         534,077           2,697           9,191          49,280
Transfers for policy loans                                       --             119              --              --              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --              --
Contract charges                                                 --          (1,198)             --              --              --
Contract terminations:
    Surrender benefits                                          (75)        (31,512)             --             (77)            (50)
    Death benefits                                               --          (6,218)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              133,374       1,510,972          82,017          38,025         265,228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --       1,520,085              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    135,174    $  3,691,082    $     82,857    $     38,529    $    266,733
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --       1,600,159              --              --              --
Contract purchase payments                                  129,277         947,535          74,352          27,520         212,183
Net transfers(1)                                              2,369         483,098           2,532           9,016          48,596
Transfers for policy loans                                       --             115              --              --              --
Contract charges                                                 --          (1,129)             --              --              --
Contract terminations:
    Surrender benefits                                           --         (30,801)             --              --              --
    Death benefits                                               --          (6,425)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            131,646       2,992,552          76,884          36,536         260,779
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PIONEER         PIONEER      PUT VT HEALTH      PUT VT        PUT VT INTL
                                                        EQ INC VCT,     EUROPE VCT,      SCIENCES,       INTL EQ,        NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   CL II           CL II           CL IB          CL IB           CL IB
OPERATIONS
Investment income (loss) -- net                        $     61,945    $       (870)   $    (19,145)   $     41,020    $      2,950
Net realized gain (loss) on sales of investments             69,162          14,382          28,899         294,843            (922)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               584,349          84,745         166,217         624,565         215,882
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 715,456          98,257         175,971         960,428         217,910
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,479,947          70,583         576,478         924,061          80,733
Net transfers(1)                                            746,787         254,851          72,071      (1,334,372)       (310,235)
Transfers for policy loans                                   (4,786)             --           1,972          (1,547)           (949)
Adjustments to net assets allocated to contracts
  in payout period                                             (430)             --              --            (334)             --
Contract charges                                             (2,127)           (173)         (1,639)         (3,355)         (1,020)
Contract terminations:
    Surrender benefits                                     (150,489)         (7,303)        (58,010)       (161,801)        (42,696)
    Death benefits                                           (8,184)             --         (24,272)        (19,181)         (6,856)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,060,718         317,958         566,600        (596,529)       (281,023)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,365,393         295,239       2,252,545       6,752,209       1,976,735
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,141,567    $    711,454    $  2,995,116    $  7,116,108    $  1,913,622
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,348,073         279,550       2,386,401       6,676,691       3,044,895
Contract purchase payments                                1,386,921          64,090         571,727         868,393         122,479
Net transfers(1)                                            687,914         244,092          81,554      (1,296,555)       (467,636)
Transfers for policy loans                                   (4,834)             --           2,135          (1,536)         (1,420)
Contract charges                                             (2,014)           (160)         (1,693)         (3,215)         (1,535)
Contract terminations:
    Surrender benefits                                     (145,183)         (6,406)        (63,816)       (156,087)        (63,481)
    Death benefits                                           (7,922)             --         (24,474)        (18,367)        (10,747)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,262,955         581,166       2,951,834       6,069,324       2,622,555
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PUT VT          PUT VT
                                                         NEW OPP,         VISTA,          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                CL IA           CL IB            BAL          CASH MGMT      CORE BOND(2)
OPERATIONS
Investment income (loss) -- net                        $   (331,411)   $    (24,724)   $    306,613   $     (66,296)   $         14
Net realized gain (loss) on sales of investments         (3,192,994)       (167,104)       (709,791)         (2,391)             --
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             5,683,264         673,443       2,693,174           2,388              60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               2,158,859         481,615       2,289,996         (66,299)             74
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  921,929         305,377       1,155,852      39,947,083          47,131
Net transfers(1)                                         (3,697,703)       (562,278)       (508,916)    (39,445,722)          1,575
Transfers for policy loans                                   44,090          (6,283)         26,249          26,430              --
Adjustments to net assets allocated to contracts
  in payout period                                           (3,513)             --         (27,561)         (1,471)             --
Contract charges                                            (19,252)         (2,206)        (16,154)         (9,755)             --
Contract terminations:
    Surrender benefits                                   (1,492,643)        (83,719)     (1,581,390)     (1,810,823)             --
    Death benefits                                         (212,713)             --        (463,734)       (137,189)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (4,459,805)       (349,109)     (1,415,654)     (1,431,447)         48,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          28,036,144       2,981,142      28,908,188      32,412,572              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 25,735,198    $  3,113,648    $ 29,782,530   $  30,914,826    $     48,780
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   26,316,176       6,249,820      22,005,942      30,254,839              --
Contract purchase payments                                  857,512         619,140       1,042,226      38,809,804          41,969
Net transfers(1)                                         (3,488,873)     (1,135,641)       (301,367)    (38,220,227)          1,566
Transfers for policy loans                                   41,924         (12,982)         18,745          24,122              --
Contract charges                                            (17,956)         (4,410)        (12,172)         (9,112)             --
Contract terminations:
    Surrender benefits                                   (1,393,910)       (169,448)     (1,180,736)     (1,656,543)             --
    Death benefits                                         (193,269)             --        (402,304)       (127,283)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         22,121,604       5,546,479      21,170,334      29,075,600          43,535
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                          RVS VP         RVS VP
                                                          RVS VP          RVS VP          RVS VP          GLOBAL    GLOBAL INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)               DIV BOND       DIV EQ INC      EMER MKTS          BOND        PROT SEC(2)
OPERATIONS
Investment income (loss) -- net                        $  1,387,026    $    149,637    $     31,398    $    558,528    $        371
Net realized gain (loss) on sales of investments            (96,886)         97,643          21,609         110,766            (359)
Distributions from capital gains                                 --              --          30,470              --              --
Net change in unrealized appreciation or
  depreciation of investments                               323,996       3,534,411         215,156       1,079,112           1,066
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,614,136       3,781,691         298,633       1,748,406           1,078
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,915,504       8,798,152         740,295       3,577,184         309,545
Net transfers(1)                                         (2,661,137)      6,736,502         620,021       2,801,537          15,216
Transfers for policy loans                                   27,076         (18,468)              8           6,362              --
Adjustments to net assets allocated to contracts
  in payout period                                          (15,255)           (752)             --          (2,403)             --
Contract charges                                            (16,254)         (6,743)           (290)         (4,878)             --
Contract terminations:
    Surrender benefits                                   (3,050,448)       (309,985)        (31,540)       (874,007)             --
    Death benefits                                         (663,581)        (90,972)         (7,876)       (168,881)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,535,905      15,107,734       1,320,618       5,334,914         324,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          48,790,820      10,393,225         555,780      15,033,874              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 51,940,861    $ 29,282,650    $  2,175,031    $ 22,117,194    $    325,839
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   39,140,388       9,062,484         484,738      11,114,062              --
Contract purchase payments                                6,675,482       7,073,453         575,448       2,717,944         300,801
Net transfers(1)                                         (1,991,580)      5,544,952         490,066       2,081,615          14,943
Transfers for policy loans                                   20,616         (15,369)            (17)          4,666              --
Contract charges                                            (13,101)         (5,551)           (234)         (3,632)             --
Contract terminations:
    Surrender benefits                                   (2,398,544)       (255,075)        (26,924)       (635,773)             --
    Death benefits                                         (534,597)        (74,811)         (6,430)       (123,100)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         40,898,664      21,330,083       1,516,647      15,155,782         315,744
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          RVS VP
                                                          RVS VP         HI YIELD         RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GRO             BOND         INC OPP(2)       INTL OPP       LG CAP EQ
OPERATIONS
Investment income (loss) -- net                        $    (29,618)   $  3,268,398    $         50    $    (11,287)   $    (30,472)
Net realized gain (loss) on sales of investments           (118,955)       (580,764)             --        (568,951)       (390,785)
Distributions from capital gains                                 --              --              15              --              --
Net change in unrealized appreciation or
  depreciation of investments                               566,555       2,775,347               3       2,923,209       1,065,129
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 417,982       5,462,981              68       2,342,971         643,872
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,242,115      10,347,910          11,272       1,318,411         776,629
Net transfers(1)                                           (364,304)      1,666,586           1,472       3,056,845       2,356,132
Transfers for policy loans                                      (27)          1,993              --          33,009           7,907
Adjustments to net assets allocated to contracts
  in payout period                                               --         (10,446)             --          (5,788)        (10,957)
Contract charges                                             (3,521)        (15,110)             --          (5,401)         (6,898)
Contract terminations:
    Surrender benefits                                     (135,955)     (2,118,811)             --        (784,919)       (612,585)
    Death benefits                                          (10,021)       (493,720)             --        (102,350)       (150,440)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              728,287       9,378,402          12,744       3,509,807       2,359,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,894,916      46,172,305              --      12,239,593      10,942,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,041,185    $ 61,013,688    $     12,812    $ 18,092,371    $ 13,946,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,883,355      39,664,396              --      13,628,648       9,659,188
Contract purchase payments                                2,187,011       8,808,525           6,256       1,649,216         891,153
Net transfers(1)                                           (856,758)      1,387,911           1,469       3,573,146       3,019,858
Transfers for policy loans                                     (183)          1,590              --          42,949           6,403
Contract charges                                             (7,117)        (12,515)             --          (5,885)         (6,503)
Contract terminations:
    Surrender benefits                                     (271,161)     (1,762,525)             --        (843,297)       (556,319)
    Death benefits                                          (21,179)       (404,668)             --        (110,306)       (175,653)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,913,968      47,682,714           7,725      17,934,471      12,838,127
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)             LG CAP VAL(2)   MID CAP GRO       NEW DIM         S&P 500       SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                        $          2    $    (23,930)   $   (112,692)   $     86,143    $         (1)
Net realized gain (loss) on sales of investments                 --          49,235      (1,026,495)        117,049              --
Distributions from capital gains                                 --              --              --              --               8
Net change in unrealized appreciation or
  depreciation of investments                                    48         299,781       2,874,398       1,161,353           1,121
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50         325,086       1,735,211       1,364,545           1,128
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,751         703,663       6,184,362       4,379,300          86,862
Net transfers(1)                                                 --         703,962      (6,327,380)        997,754           2,098
Transfers for policy loans                                       --          (3,343)         53,065          10,544              --
Adjustments to net assets allocated to contracts
  in payout period                                               --          (1,848)        (41,504)             --              --
Contract charges                                                 --          (1,686)        (61,144)         (6,197)             --
Contract terminations:
    Surrender benefits                                           --         (66,196)     (4,600,176)       (227,660)             --
    Death benefits                                               --         (69,703)       (758,057)        (79,238)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,751       1,264,849      (5,550,834)      5,074,503          88,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --       2,099,407      97,203,187      10,177,025              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      2,801    $  3,689,342    $ 93,387,564    $ 16,616,073    $     90,088
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --       1,986,763      83,912,236      12,762,837              --
Contract purchase payments                                    2,463         659,078       7,155,003       5,142,184          84,085
Net transfers(1)                                                 --         706,235      (5,278,474)      1,113,484           2,062
Transfers for policy loans                                       --          (2,921)         22,731          13,204              --
Contract charges                                                 --          (1,584)        (53,542)         (7,522)             --
Contract terminations:
    Surrender benefits                                           --         (62,057)     (3,843,853)       (280,468)             --
    Death benefits                                               --         (67,854)       (624,334)        (94,394)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,463       3,217,660      81,289,767      18,649,325          86,147
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
53 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                           RVS VP         RVS VP          RVS VP          RVS VP          ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SHORT DURATION   SM CAP ADV      SM CAP VAL     STRATEGY AGGR    MICRO-CAP
OPERATIONS
Investment income (loss) -- net                        $    418,367    $    (50,519)   $    (96,838)   $   (124,098)   $    (27,616)
Net realized gain (loss) on sales of investments            (76,072)        136,806         270,061      (1,751,324)        138,496
Distributions from capital gains                              8,039         307,817       1,107,953              --         242,738
Net change in unrealized appreciation or
  depreciation of investments                              (361,394)        639,999         899,961       2,615,188          31,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,060)      1,034,103       2,181,137         739,766         385,522
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                6,606,364       2,058,278       2,739,090         450,769          87,978
Net transfers(1)                                         (1,669,794)        982,736         239,281      (1,102,254)       (140,465)
Transfers for policy loans                                  (19,710)           (584)         (1,344)         10,631          (1,052)
Adjustments to net assets allocated to contracts
  in payout period                                               --          (2,830)             --          (4,117)             --
Contract charges                                             (8,619)         (2,568)         (4,669)         (5,534)         (1,215)
Contract terminations:
    Surrender benefits                                     (830,872)       (156,133)       (237,488)       (432,262)        (62,334)
    Death benefits                                         (624,021)        (36,807)        (79,184)        (94,287)         (2,958)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,453,348       2,842,092       2,655,686      (1,177,054)       (120,046)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          24,013,386       3,799,180       9,827,777      10,907,593       3,062,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 27,455,674    $  7,675,375    $ 14,664,600    $ 10,470,305    $  3,327,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   21,139,089       3,489,878       7,673,006      14,006,247       1,887,006
Contract purchase payments                                5,854,313       1,716,083       2,012,267         658,508          51,995
Net transfers(1)                                         (1,406,242)        840,192         156,102      (1,479,636)        (81,798)
Transfers for policy loans                                  (18,188)           (546)           (997)         14,002            (654)
Contract charges                                             (7,726)         (2,240)         (3,423)         (7,415)           (720)
Contract terminations:
    Surrender benefits                                     (729,629)       (142,592)       (173,608)       (552,530)        (37,602)
    Death benefits                                         (550,726)        (32,732)        (58,046)       (126,518)         (1,621)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         24,280,891       5,868,043       9,605,301      12,512,658       1,816,606
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                                         VANK LIT
                                                         THIRD AVE       COMSTOCK,      WANGER INTL     WANGER U.S.     WF ADV VT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 VAL           CL II(2)         SM CAP          SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                        $    (18,892)   $        (79)   $    (30,217)   $   (227,956)   $     66,815
Net realized gain (loss) on sales of investments            208,571               4         166,612         294,234          54,283
Distributions from capital gains                             57,479              --              --              --         168,766
Net change in unrealized appreciation or
  depreciation of investments                               760,001           2,407       2,667,405       4,553,248         149,779
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,007,159           2,332       2,803,800       4,619,526         439,643
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  174,335         200,552       3,410,540       8,627,777         842,425
Net transfers(1)                                           (138,675)         21,403       2,085,370       3,120,431          24,638
Transfers for policy loans                                   (3,463)             --            (125)        (24,140)         (1,499)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --            (332)             --
Contract charges                                             (1,999)             --          (3,982)        (10,764)         (2,890)
Contract terminations:
    Surrender benefits                                     (115,271)            (50)       (235,077)       (796,454)       (360,093)
    Death benefits                                          (27,760)             --         (74,929)        (65,220)        (48,021)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (112,833)        221,905       5,181,797      10,851,298         454,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,495,480              --       6,470,786      18,754,343       4,903,773
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,389,806    $    224,237    $ 14,456,383    $ 34,225,167    $  5,797,976
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,521,297              --       7,779,886      14,063,688       4,796,591
Contract purchase payments                                  106,359         196,414       3,627,290       6,214,245         783,384
Net transfers(1)                                            (93,360)         20,844       2,234,465       2,214,775          (1,416)
Transfers for policy loans                                   (2,127)             --            (308)        (17,539)         (1,382)
Contract charges                                             (1,223)             --          (4,170)         (7,720)         (2,737)
Contract terminations:
    Surrender benefits                                      (69,227)             --        (257,474)       (584,436)       (349,663)
    Death benefits                                          (16,786)             --         (83,105)        (47,349)        (43,289)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,444,933         217,258      13,296,584      21,835,664       5,181,488
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                       --------------------------------------------
                                                                                        WF ADV VT       WF ADV VT      WF ADV VT SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                INTL CORE          OPP           CAP GRO
OPERATIONS
Investment income (loss) -- net                                                        $    (10,806)   $    (29,108)   $    (23,906)
Net realized gain (loss) on sales of investments                                             30,781         104,060          64,570
Distributions from capital gains                                                                 --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                                               144,616         451,660         275,508
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                 164,591         526,612         316,172
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                  541,207         435,666         705,560
Net transfers(1)                                                                             44,898        (237,357)        217,147
Transfers for policy loans                                                                   (3,208)           (309)         (5,362)
Adjustments to net assets allocated to contracts
  in payout period                                                                             (436)             --              --
Contract charges                                                                               (480)         (1,898)         (1,055)
Contract terminations:
    Surrender benefits                                                                      (88,104)        (61,431)        (76,291)
    Death benefits                                                                               --         (37,463)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              493,877          97,208         839,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           1,413,968       2,976,442       2,070,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                              $  2,072,436    $  3,600,262    $  3,226,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                    1,554,761       2,963,682       2,499,485
Contract purchase payments                                                                  589,742         388,265         763,595
Net transfers(1)                                                                             21,882        (187,047)        182,392
Transfers for policy loans                                                                   (3,776)           (326)         (7,045)
Contract charges                                                                               (529)         (1,745)         (1,254)
Contract terminations:
    Surrender benefits                                                                      (98,825)        (59,765)        (89,974)
    Death benefits                                                                               --         (36,720)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                          2,063,255       3,066,344       3,347,199
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) IDS Life of New York's fixed account.
(2) For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION


IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life of New York. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.


The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(SM) (RAVA)
RiverSource Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage)

RiverSource Retirement Advisor Select(SM) Variable Annuity (RAVA Select)

RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select
Plus)
IDS Life of New York Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                                FUND
-----------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                    AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                   AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                     AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                    AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                         AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                    AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                        AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Global Tech, Cl B                  AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                          American Century VP International, Class I
AC VP Intl, Cl II                         American Century VP International, Class II
AC VP Ultra, Cl II                        American Century VP Ultra(R), Class II
AC VP Val, Cl I                           American Century VP Value, Class I
AC VP Val, Cl II                          American Century VP Value, Class II
Calvert VS Social Bal                     Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                            Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                             Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                       Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl                Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2              Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl                  Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl                 Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2               Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2               FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1            FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq                  Goldman Sachs VIT Structured Small Cap Equity Fund
                                            (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq                    Goldman Sachs VIT Structured U.S. Equity Fund
                                            (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                        Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv             Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv             Janus Aspen Series Mid Cap Growth Portfolio: Service Shares


--------------------------------------------------------------------------------
57 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                FUND
-----------------------------------------------------------------------------------------------------------
Lazard Retire Intl Eq                     Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl                 MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II                 Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II                 Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB             Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                                RiverSource(SM) Variable Portfolio - Balanced Fund
                                            (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                          RiverSource(SM) Variable Portfolio - Cash Management Fund
                                            (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                          RiverSource(SM) Variable Portfolio - Core Bond Fund
                                            (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                           RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                            (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                         RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                            (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                          RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                            (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                        RiverSource(SM) Variable Portfolio - Global Bond Fund
                                            (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec          RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                            (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                                RiverSource(SM) Variable Portfolio - Growth Fund
                                            (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                      RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                            (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                            RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                            (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                           RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                            (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                          RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(3),(4)
                                            (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                         RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                        RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(5)
                                            (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                        RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                            RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(4)
                                            (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                            RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                            (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                         RiverSource(SM) Variable Portfolio - Select Value Fund
                                            (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration                     RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                            (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                         RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                            (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                         RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                      RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(5)
                                            (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                           Royce Micro-Cap Portfolio
LM Ptnrs Var Sm Cap Gro, Cl II            Legg Mason Partners Variable Small Cap Growth Portfolio, Class II
                                            (previously Salomon Brothers Small Cap Growth Fund, Class II)
Third Ave Val                             Third Avenue Value Portfolio


--------------------------------------------------------------------------------
58 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                FUND
-------------------------------------------------------------------------------------------------------------
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                        Wanger International Small Cap
Wanger U.S. Sm Co                         Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                     Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                       Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                             Wells Fargo Advantage VT Opportunity Fund(6)
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund


(1) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(2) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.

(3) AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.
(4) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(5) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

(6) The Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American
Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION


Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS


Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.


Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

--------------------------------------------------------------------------------
59 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                     MORTALITY AND EXPENSE RISK FEE
------------------------------------------------------------
RAVA                        0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Advantage              0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Select                 1.00% or 1.20%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Advantage Plus         0.55% to 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Select Plus            0.75% to 1.20%
                            (DEPENDING ON CONTRACT SELECTED)
FPA                         1.25%

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------------------------
60 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
61 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.030%

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.035%


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.


--------------------------------------------------------------------------------
62 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


SUBACCOUNT                         FUND                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                    $    152,481
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                      9,894,131
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                          131,471
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                         666,945
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                  887,740
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                     236,136
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                           264,405
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares                            478
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                 1,529,579
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)                 290,134
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)               5,788,612
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)            16,065,778
AC VP Intl, Cl I                   American Century VP International, Class I                                  229,118
AC VP Intl, Cl II                  American Century VP International, Class II                               1,173,242
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II                                    1,858,904
AC VP Val, Cl I                    American Century VP Value, Class I                                       10,722,793
AC VP Val, Cl II                   American Century VP Value, Class II                                      13,050,533
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                   1,479,129
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                        4,997,063
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                               29,399
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                            291,670
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                           606,041
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2                          2,790,595
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                     775,748
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                 6,992,711
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                           1,316,578
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        15,180,411
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                            265,253
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                        3,240,741
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                               10,561,689
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 6,271,038
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                            6,639,202
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1             2,020,952
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                          227,080
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                          131,758
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                            11,550,498
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                     21,301,486
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares              207,234
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares           971,163
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                  76,106
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                          3,381,786
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                      2,672,530
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                 810,338
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class                                3,027,085
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                   4,456,424
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                     4,252,069
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 1,260,460
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                       18,763,549
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                     1,594,291
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                               84,108


--------------------------------------------------------------------------------
63 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND                                                                     PURCHASES
----------------------------------------------------------------------------------------------------------------------
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                       $  1,340,697
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                     1,070,851
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares            107,486
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                          351,454
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                      385,569
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                        3,787,344
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                28,328,069
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                       1,880,537
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund               25,771,697
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      23,719,332
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                7,222,806
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                    12,384,793
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected
                                   Securities Fund                                                          13,408,260
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                          7,976,597
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                12,172,960
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund            3,872,608
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund       5,561,091
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               14,074,507
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                   232,453
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    998,570
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                     868,919
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)               2,175,107
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                   4,188,770
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                      575,312
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government
                                   Fund                                                                      5,768,390
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund             2,897,899
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                 8,992,496
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               570,817
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                   513,780
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II               398
Third Ave Val                      Third Avenue Value Portfolio                                                854,670
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares      19,836,229
Wanger Intl Sm Cap                 Wanger International Small Cap                                           11,645,766
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                            14,769,519
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                              996,005
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                            409,807
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                   701,667
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                              387,282


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II      EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.11   $         --   $       1.14   $         --
0.75%                                         0.65           1.07           1.13           1.27             --
0.95%                                         0.65           1.06           1.11           1.26             --
1.00%                                           --           1.35             --           1.61             --
1.20%                                           --           1.34             --           1.60             --
1.25%                                           --             --             --             --           1.59


                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI      AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
                                      -------------------------------------------------------------------------
0.55%                                 $         --   $       1.09   $       1.09   $       1.05   $       1.06
0.75%                                         1.10           1.19           1.09           0.73           1.06
0.95%                                         1.09           1.18           1.09           0.72           1.06
1.00%                                         1.59           1.39           1.09           1.39           1.06
1.20%                                         1.58           1.37           1.09           1.38           1.06
1.25%                                           --             --             --             --             --


--------------------------------------------------------------------------------
64 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AB VPS         AB VPS          AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,         INTL,          INTL,         ULTRA,
PRICE LEVEL                               CL B           CL B           CL I           CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $       1.08   $       1.22   $         --   $       1.19   $       1.04
0.75%                                         1.12           1.88           0.83           1.16           1.04
0.95%                                         1.11           1.86           0.82           1.15           1.04
1.00%                                         1.41           2.07             --           1.53           1.04
1.20%                                         1.41           2.06             --           1.51           1.04
1.25%                                           --             --             --             --             --


                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.08   $       1.07   $       1.02   $         --
0.75%                                         1.66           1.35           1.00           1.02           0.84
0.95%                                         1.64           1.34           0.99           1.01           0.84
1.00%                                           --           1.48           1.26           1.01             --
1.20%                                           --           1.47           1.26           1.01             --
1.25%                                         2.24             --             --             --             --

                                                        EG VA          EG VA         FID VIP        FID VIP
                                        CS SM CAP    FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                                GRO       LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $         --   $       1.21   $         --   $       1.08
0.75%                                           --           1.00           1.21           0.98           1.13
0.95%                                           --           1.00           1.21           0.97           1.12
1.00%                                           --           1.33           1.21             --           1.31
1.20%                                           --           1.31           1.21             --           1.30
1.25%                                         1.22             --             --             --             --

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,       REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.24   $         --   $       1.24   $       1.19
0.75%                                         1.71           1.85           1.07           1.40           2.23
0.95%                                         1.69           1.83           1.06           1.39           2.21
1.00%                                           --           1.97             --           1.77           2.00
1.20%                                           --           1.96             --           1.75           1.99
1.25%                                           --             --             --             --             --


                                      FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP    FTVIPT TEMP      GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                 $       1.12   $       1.15   $         --   $         --   $         --
0.75%                                         1.92           1.29             --           1.42           1.48
0.95%                                         1.90           1.28             --           1.41           1.47
1.00%                                         1.72           1.50             --             --             --
1.20%                                         1.71           1.49             --             --             --
1.25%                                           --             --           1.18             --             --



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                 $       1.09   $       1.17   $         --   $         --   $         --
0.75%                                         0.95           2.09           0.41           1.00           0.52
0.95%                                         0.94           2.06           0.41           0.99           0.52
1.00%                                         1.45           1.73           1.48           2.01             --
1.20%                                         1.44           1.72           1.47           1.99             --
1.25%                                           --             --             --             --             --


--------------------------------------------------------------------------------
65 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                 $       1.15   $       1.07   $       1.09   $       1.05   $       1.23
0.75%                                         1.06           0.63           0.83           1.04           1.37
0.95%                                         1.06           0.63           0.83           1.04           1.36
1.00%                                         1.57           1.25           1.37           1.04           1.98
1.20%                                         1.56           1.25           1.37           1.04           2.02
1.25%                                           --             --             --             --             --

                                         OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,      EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV       VA, SERV        CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $       1.22   $       1.14   $       1.04   $         --   $         --
0.75%                                         1.21           1.14           1.04           1.19           1.30
0.95%                                         1.21           1.14           1.04           1.18           1.29
1.00%                                         1.21           1.14           1.04           1.43           1.61
1.20%                                         1.21           1.13           1.03           1.41           1.59
1.25%                                           --             --             --             --             --

                                      PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                        SCIENCES,      INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                               CL IB         CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                 $       1.17   $       1.18   $         --   $         --   $       1.18
0.75%                                         1.09           1.29           0.86             --           0.62
0.95%                                         1.08           1.27           0.85             --           0.62
1.00%                                         1.32           1.61             --             --           1.61
1.20%                                         1.32           1.60             --             --           1.60
1.25%                                           --             --             --           1.27             --

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                 $       1.06   $       1.02   $       1.02   $       1.02   $       1.18
0.75%                                         0.98           1.06           1.02           1.25           1.50
0.95%                                         0.97           1.05           1.01           1.23           1.49
1.00%                                         1.28           1.01           1.01           1.10           1.83
1.20%                                         1.27           1.00           1.01           1.10           1.82
1.25%                                         1.54           1.20             --           1.37             --

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                 $       1.44   $       0.97   $       1.04   $       1.12   $       1.05
0.75%                                         1.85           1.39           1.04           0.54           1.28
0.95%                                         1.83           1.38           1.03           0.54           1.27
1.00%                                         2.28           1.19           1.03           1.31           1.45
1.20%                                         2.27           1.19           1.03           1.30           1.44
1.25%                                           --           1.40             --             --           1.35

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                 $       1.03   $       1.20   $       1.09   $       1.07   $       1.14
0.75%                                         1.03           0.87           0.78           1.07           1.23
0.95%                                         1.03           0.86           0.78           1.07           1.22
1.00%                                         1.03           1.63           1.30           1.07           1.41
1.20%                                         1.03           1.62           1.30           1.07           1.40
1.25%                                           --           1.19           1.33             --             --

--------------------------------------------------------------------------------
66 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL    SHORT DURATION
                                      --------------------------------------------------------------------------
0.55%                                 $       1.06   $       1.02   $       1.06   $       1.04   $         1.02
0.75%                                         1.19           0.73           0.89           1.04             1.16
0.95%                                         1.19           0.72           0.88           1.04             1.15
1.00%                                         1.19           1.18           1.36           1.04             1.01
1.20%                                         1.19           1.18           1.35           1.03             1.00
1.25%                                           --           1.48             --             --               --


                                         RVS VP         RVS VP         RVS VP         ROYCE      LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CI II
                                      --------------------------------------------------------------------------
0.55%                                 $       1.08   $       1.11   $       1.14   $         --  $          1.06
0.75%                                         1.30           1.60           0.49           2.04             1.06
0.95%                                         1.28           1.59           0.48           2.02             1.05
1.00%                                         1.74           1.69           1.42             --             1.05
1.20%                                         1.73           1.68           1.41             --             1.05
1.25%                                           --             --           1.02             --               --



                                                       VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO       ASSET ALLOC
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.07   $       1.31   $       1.15   $         --
0.75%                                         2.12           1.07           1.24           1.73           1.15
0.95%                                         2.10           1.06           1.23           1.71           1.14
1.00%                                           --           1.06           2.34           1.82           1.31
1.20%                                           --           1.06           2.32           1.81           1.29
1.25%                                           --             --             --             --             --



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP          CAP GRO
                                                                    ------------------------------------------
0.55%                                                               $         --   $       1.11   $       1.05
0.75%                                                                       1.06           1.22           0.97
0.95%                                                                       1.05           1.21           0.96
1.00%                                                                       1.49           1.59           1.60
1.20%                                                                       1.48           1.58           1.59
1.25%                                                                         --             --             --


The following is a summary of units outstanding at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                           --         54,492             --             --             --
0.75%                                      930,278      7,135,648        693,698      1,065,660             --
0.95%                                    1,180,824      3,245,189        451,437        686,097             --
1.00%                                           --      1,055,846             --         35,910             --
1.20%                                           --        846,014             --        150,411             --
1.25%                                           --             --             --             --     22,011,298
--------------------------------------------------------------------------------------------------------------
Total                                    2,111,102     12,337,189      1,145,135      1,938,078     22,011,298
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
67 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI    AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
                                      ------------------------------------------------------------------------
0.55%                                           --          2,440             --         11,401          3,796
0.75%                                      538,527        472,319             --      1,704,468        160,004
0.95%                                      448,540        529,393             --        995,353         64,554
1.00%                                       17,326         31,295             --        164,688         24,552
1.20%                                           --         25,411             --        120,791         17,587
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    1,004,393      1,060,858             --      2,996,701        270,493
--------------------------------------------------------------------------------------------------------------



                                         AB VPS         AB VPS          AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,         INTL,          INTL,         ULTRA,
PRICE LEVEL                               CL B           CL B           CL I          CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                        4,553         58,093             --             --         13,540
0.75%                                   10,828,051      9,162,791      1,011,098      1,658,706        941,047
0.95%                                    6,120,957      5,011,721      1,303,987      1,703,005        389,101
1.00%                                      893,239      1,468,696             --        286,910        300,782
1.20%                                      698,099      1,015,776             --        185,181        109,449
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   18,544,899     16,717,077      2,315,085      3,833,802      1,753,919
--------------------------------------------------------------------------------------------------------------


                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                           --          5,478             --          1,765             --
0.75%                                    1,395,497     10,496,650      1,194,813      2,174,046        280,687
0.95%                                    1,751,027      7,188,299      1,638,087      1,463,658        395,358
1.00%                                           --      1,973,998        180,528        570,064             --
1.20%                                           --      1,479,447        144,350        687,493             --
1.25%                                   18,695,967             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   21,842,491     21,143,872      3,157,778      4,897,026        676,045
--------------------------------------------------------------------------------------------------------------

                                                         EG VA          EG VA         FID VIP        FID VIP
                                       CS SM CAP      FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                               GRO        LG CAP, CL 2       CL 2         SERV CL        SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                           --             --          1,025             --          1,190
0.75%                                           --      1,489,192      1,119,615      3,095,967     13,334,881
0.95%                                           --        966,222        644,970      3,779,653      9,746,048
1.00%                                           --        380,676        457,807             --      2,417,741
1.20%                                           --        134,266        211,219             --      2,066,481
1.25%                                   20,253,792             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   20,253,792      2,970,356      2,434,636      6,875,620     27,566,341
--------------------------------------------------------------------------------------------------------------

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                           --         37,134             --             --          6,502
0.75%                                    3,231,522     16,249,341      1,064,098      5,951,521      9,097,034
0.95%                                    3,605,194     10,285,161      1,169,012      4,012,161      6,194,266
1.00%                                           --      2,674,021             --        557,283        981,277
1.20%                                           --      1,936,534             --        396,540        811,898
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    6,836,716     31,182,191      2,233,110     10,917,505     17,090,977
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
68 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                      FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                           --         16,092             --             --             --
0.75%                                    5,121,305      7,513,236             --        385,549        293,609
0.95%                                    3,470,449      3,446,019             --        357,187        413,220
1.00%                                      736,874      1,383,604             --             --             --
1.20%                                      450,670        824,944             --             --             --
1.25%                                           --             --     18,350,123             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    9,779,298     13,183,895     18,350,123        742,736        706,829
--------------------------------------------------------------------------------------------------------------



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                       45,476         48,549             --             --             --
0.75%                                   11,510,587     10,617,269      1,247,770      5,055,502      1,075,291
0.95%                                    7,488,446      7,579,907      1,143,377      3,778,049      1,352,829
1.00%                                    1,210,256      2,234,109         20,823        200,033             --
1.20%                                      763,514      1,640,669         30,852         81,622             --
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   21,018,279     22,120,503      2,442,822      9,115,206      2,428,120
--------------------------------------------------------------------------------------------------------------


                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                        5,081          1,189          2,481            454          8,127
0.75%                                    3,902,549      8,646,665      4,782,998      1,420,969      2,791,735
0.95%                                    3,931,932      5,559,994      3,666,630        842,124      2,286,774
1.00%                                      462,363        344,620        246,305        194,897        449,671
1.20%                                      425,457        340,077        287,930        389,969        298,366
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    8,727,382     14,892,545      8,986,344      2,848,413      5,834,673
--------------------------------------------------------------------------------------------------------------

                                         OPPEN        OPPEN MAIN        OPPEN       PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV        VA, SERV       CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                        1,276             --         40,462             --             --
0.75%                                    1,792,581        468,076      9,131,563      3,591,029        260,580
0.95%                                    1,150,661        417,405      5,096,283      1,501,514        236,932
1.00%                                      464,696         82,410      2,294,933        567,437         10,348
1.20%                                      479,039        191,917      1,588,802        256,926         18,118
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,888,253      1,159,808     18,152,043      5,916,906        525,978
--------------------------------------------------------------------------------------------------------------

                                      PUT VT HEALTH     PUT VT       PUT VT INTL      PUT VT         PUT VT
                                        SCIENCES,       INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                               CL IB          CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                        5,798             --             --             --             --
0.75%                                    1,837,192      3,192,765      1,233,658             --      2,910,122
0.95%                                      882,706      2,044,265      1,150,750             --      2,017,783
1.00%                                      585,580        272,919             --             --          5,656
1.20%                                      189,827        135,315             --             --         28,751
1.25%                                           --             --             --     17,269,798             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,501,103      5,645,264      2,384,408     17,269,798      4,962,312
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
69 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                           --            100             --         30,548         49,777
0.75%                                    2,267,936     10,666,049        898,163     19,926,420     17,138,502
0.95%                                    1,877,318      7,130,469        600,730     15,250,824     12,647,754
1.00%                                      182,810      1,751,101        116,774      3,535,193      2,866,452
1.20%                                      150,283      1,666,155        160,445      2,693,854      2,374,603
1.25%                                   14,557,730      3,784,090             --     13,965,723             --
--------------------------------------------------------------------------------------------------------------
Total                                   19,036,077     24,997,964      1,776,112     55,402,562     35,077,088
--------------------------------------------------------------------------------------------------------------

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                       24,473          7,533         17,092         18,744          8,859
0.75%                                    2,791,657      6,917,395      6,542,638     13,723,694     16,084,480
0.95%                                    1,792,248      5,647,931      3,130,862      8,016,761     13,287,800
1.00%                                      604,702      1,502,965      1,776,983      1,167,041      2,180,766
1.20%                                      338,815      1,478,445      1,111,225        660,289      2,129,989
1.25%                                           --      5,853,725             --             --     13,042,357
--------------------------------------------------------------------------------------------------------------
Total                                    5,551,895     21,407,994     12,578,800     23,586,529     46,734,251
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                        5,980          1,063         71,123             --             87
0.75%                                    1,814,862      3,144,526     11,370,056         69,576      1,403,485
0.95%                                    1,066,994      2,785,260      5,104,585         75,884      1,255,816
1.00%                                      446,295        321,787      1,293,199          9,634        345,919
1.20%                                      282,965        236,999        862,495         14,547         77,164
1.25%                                           --     14,289,690      7,629,078             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,617,096     20,779,325     26,330,536        169,641      3,082,471
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL    SHORT DURATION
                                      --------------------------------------------------------------------------
0.55%                                          144          5,881          2,642            201            3,963
0.75%                                      350,680     16,571,898      8,982,889        338,615       10,771,479
0.95%                                      247,043     11,371,208      7,645,568        160,626        9,250,067
1.00%                                       51,618        804,931      1,177,771         54,068        1,585,288
1.20%                                      110,539        493,436        940,294         16,252        1,237,220
1.25%                                           --     29,604,613             --             --               --
----------------------------------------------------------------------------------------------------------------
Total                                      760,024     58,851,967     18,749,164        569,762       22,848,017
----------------------------------------------------------------------------------------------------------------


                                         RVS VP         RVS VP         RVS VP         ROYCE       LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II
                                      ---------------------------------------------------------------------------
0.55%                                           --         40,828             --             --                --
0.75%                                    3,007,347      7,106,022      1,291,917        807,840                --
0.95%                                    2,288,795      4,724,012      1,383,042        874,683                --
1.00%                                      350,244        936,980         12,514             --                --
1.20%                                      452,711        737,658            896             --                --
1.25%                                           --             --      6,901,532             --                --
-----------------------------------------------------------------------------------------------------------------
Total                                    6,099,097     13,545,500      9,589,901      1,682,523                --
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                      VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO       ASSET ALLOC
                                      ------------------------------------------------------------------------
0.55%                                           --         98,414         27,009         45,089             --
0.75%                                    1,536,977     10,068,536     11,739,666     14,569,345      2,532,190
0.95%                                    1,838,440      4,753,886      8,190,195     11,377,448      1,925,093
1.00%                                           --      2,435,659      1,044,811      2,373,817        401,185
1.20%                                           --      1,753,493        905,699      1,791,968        282,421
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,375,417     19,109,988     21,907,380     30,157,667      5,140,889
--------------------------------------------------------------------------------------------------------------



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP          CAP GRO
                                                                    ------------------------------------------
0.55%                                                                         --             --             --
0.75%                                                                  1,246,523      1,386,610      1,473,405
0.95%                                                                    530,001      1,239,552      1,422,810
1.00%                                                                     31,012        145,203        143,693
1.20%                                                                     45,410        154,789        135,861
1.25%                                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                                                  1,852,946      2,926,154      3,175,769
--------------------------------------------------------------------------------------------------------------


The following is a summary of net assets at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $     60,382   $         --   $         81   $         --
0.75%                                      607,339      7,617,678        781,039      1,354,190             --
0.95%                                      762,539      3,431,576        502,836        864,450             --
1.00%                                           --      1,420,951             --         57,961             --
1.20%                                           --      1,131,497             --        241,204             --
1.25%                                           --             --             --             --     35,121,132
--------------------------------------------------------------------------------------------------------------
Total                                 $  1,369,878   $ 13,662,084   $  1,283,875   $  2,517,886   $ 35,121,132
--------------------------------------------------------------------------------------------------------------


                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI     AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I    TECH, CL B
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $      2,747   $        188   $     11,972   $      4,201
0.75%                                      591,059        563,466             80      1,241,238        169,393
0.95%                                      487,944        625,888             80        718,502         68,343
1.00%                                       27,582         43,548             81        228,316         26,167
1.20%                                           56         34,921             81        166,399         18,791
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  1,106,641   $  1,270,570   $        510   $  2,366,427   $    286,895
--------------------------------------------------------------------------------------------------------------



                                         AB VPS         AB VPS         AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,        INTL,          INTL,          ULTRA,
PRICE LEVEL                               CL B           CL B           CL I          CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $      5,000   $     71,077   $         --   $        119   $     14,081
0.75%                                   12,116,934     17,232,925        841,633      1,923,171        974,611
0.95%                                    6,789,941      9,340,498      1,073,781      1,957,153        402,888
1.00%                                    1,263,538      3,046,836             --        440,210        311,405
1.20%                                      981,253      2,093,739             --        280,385        113,290
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 21,156,666   $ 31,785,075   $  1,915,414   $  4,601,038   $  1,816,275
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
71 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $      5,925   $         54   $      2,817   $         --
0.75%                                    2,313,425     14,206,032      1,191,097      2,209,222        237,086
0.95%                                    2,872,526      9,624,391      1,616,365      1,483,972        330,243
1.00%                                           --      2,918,334        228,092        577,664             --
1.20%                                           --      2,174,038        181,228        695,069             --
1.25%                                   42,111,400             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 47,297,351   $ 28,928,720   $  3,216,836   $  4,968,744   $    567,329
--------------------------------------------------------------------------------------------------------------

                                                         EG VA         EG VA         FID VIP        FID VIP
                                       CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                               GRO        LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $         --   $      1,305   $         --   $      1,362
0.75%                                           --      1,496,757      1,356,571      3,024,933     15,158,081
0.95%                                           --        962,641        779,490      3,668,048     10,896,247
1.00%                                           --        506,533        553,085             --      3,171,852
1.20%                                           --        175,306        254,546             --      2,693,111
1.25%                                   24,771,457             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 24,771,457   $  3,141,237   $  2,944,997   $  6,692,981   $ 31,920,653
--------------------------------------------------------------------------------------------------------------

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $     45,999   $         --   $         92   $      7,706
0.75%                                    5,528,913     30,030,055      1,139,108      8,358,009     20,349,441
0.95%                                    6,119,520     18,825,586      1,238,334      5,589,217     13,693,467
1.00%                                           --      5,267,369             --        983,539      1,964,430
1.20%                                           --      3,790,461             --        695,463      1,615,125
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 11,648,433   $ 57,959,470   $  2,377,442   $ 15,626,320   $ 37,630,169
--------------------------------------------------------------------------------------------------------------


                                      FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                 $         84   $     18,434   $         --   $         --   $         --
0.75%                                    9,830,884      9,672,847             --        546,696        435,554
0.95%                                    6,591,757      4,397,769             --        502,288        606,554
1.00%                                    1,269,765      2,075,374             --             --             --
1.20%                                      771,702      1,229,621             --             --             --
1.25%                                           --             --     21,761,555             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 18,464,192   $ 17,394,045   $ 21,761,555   $  1,048,984   $  1,042,108
--------------------------------------------------------------------------------------------------------------



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                 $     49,608   $     56,975   $         --   $         --   $         --
0.75%                                   10,982,378     22,172,396        516,460      5,068,831        560,335
0.95%                                    7,076,321     15,653,143        468,268      3,748,050        706,604
1.00%                                    1,755,637      3,875,891         30,738        401,201             --
1.20%                                    1,100,568      2,829,023         45,279        162,179             --
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 20,964,512   $ 44,587,428   $  1,060,745   $  9,380,261   $  1,266,939
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
72 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                 $      5,853   $      1,329   $      2,756   $        553   $      9,996
0.75%                                    4,166,065      5,486,905      3,991,898      1,482,578      3,821,991
0.95%                                    4,179,749      3,490,942      3,027,501        876,615      3,103,174
1.00%                                      724,465        432,251        338,512        202,767        892,281
1.20%                                      662,508        423,909        393,332        404,804        602,148
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  9,738,640   $  9,835,336   $  7,753,999   $  2,967,317   $  8,429,590
--------------------------------------------------------------------------------------------------------------

                                         OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV       VA, SERV        CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $      1,672   $         85   $     42,166   $         --    $        --
0.75%                                    2,173,367        533,283      9,493,617      4,299,453        338,742
0.95%                                    1,391,907        474,591      5,286,444      1,770,163        305,283
1.00%                                      562,022         93,802      2,379,344        809,480         16,610
1.20%                                      577,656        217,519      1,643,508        361,778         28,809
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  4,706,624   $  1,319,280   $ 18,845,079   $  7,240,874   $    689,444
--------------------------------------------------------------------------------------------------------------

                                      PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                        SCIENCES,      INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                              CL IB          CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                 $      6,835   $         59   $         --   $         --   $         59
0.75%                                    2,001,853      4,105,011      1,061,695             --      1,812,041
0.95%                                      953,428      2,612,564        980,077             --      1,243,494
1.00%                                      775,356        440,026             --             --          9,087
1.20%                                      249,838        216,827             --             --         45,950
1.25%                                           --             --             --     21,891,546             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  3,987,310   $  7,374,487   $  2,041,772   $ 21,891,546   $  3,110,631
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                 $         80   $      1,124   $      1,018   $     31,201   $     58,960
0.75%                                    2,213,419     11,323,487        912,025     24,878,226     25,746,766
0.95%                                    1,835,888      7,490,454        608,639     18,811,215     18,856,898
1.00%                                      234,435      1,764,352        118,238      3,897,295      5,242,487
1.20%                                      191,516      1,667,836        162,093      2,951,379      4,315,793
1.25%                                   22,708,612      4,565,897             --     19,298,206             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 27,183,950   $ 26,813,150   $  1,802,013   $ 69,867,522   $ 54,220,904
--------------------------------------------------------------------------------------------------------------

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION   RVS VP         HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                 $     35,263   $      8,320   $     18,800   $     20,959   $     10,309
0.75%                                    5,169,836      9,609,607      6,784,365      7,450,315     20,533,963
0.95%                                    3,284,453      7,772,201      3,239,290      4,306,147     16,829,980
1.00%                                    1,380,036      1,793,913      1,837,356      1,522,898      3,162,389
1.20%                                      768,380      1,752,928      1,146,429        856,278      3,064,802
1.25%                                           --      8,224,826             --             --     17,835,358
--------------------------------------------------------------------------------------------------------------
Total                                 $ 10,637,968   $ 29,161,795   $ 13,026,240   $ 14,156,597   $ 61,436,801
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
73 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                 $      7,223   $      1,334   $     77,384   $         54   $        157
0.75%                                    1,873,714      2,740,359      8,904,193         74,508      1,728,932
0.95%                                    1,099,112      2,401,556      3,974,727         81,084      1,542,153
1.00%                                      459,387        523,598      1,684,272         10,289        486,375
1.20%                                      290,626        383,232      1,119,401         15,501        107,818
1.25%                                           --     17,043,925     10,184,886             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  3,730,062   $ 23,094,004   $ 25,944,863   $    181,436   $  3,865,435
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL   SHORT DURATION
                                      -------------------------------------------------------------------------
0.55%                                 $        206   $      6,010   $      2,863   $        262   $      5,036
0.75%                                      417,148     12,094,008      7,949,984        352,260     12,488,134
0.95%                                      293,459      8,251,704      6,694,799        166,713     10,614,441
1.00%                                       61,299        953,404      1,600,373         56,081      1,600,129
1.20%                                      131,095        580,848      1,269,929         16,819      1,241,069
1.25%                                           --     43,998,381             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $    903,207   $ 65,884,355   $ 17,517,948   $    592,135   $ 25,948,809
--------------------------------------------------------------------------------------------------------------


                                         RVS VP         RVS VP         RVS VP         ROYCE      LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II
                                      --------------------------------------------------------------------------
0.55%                                 $         82   $     45,193   $         57   $         --  $            78
0.75%                                    3,936,822     11,365,227        632,619      1,646,937               78
0.95%                                    2,949,709      7,489,580        669,838      1,764,446               78
1.00%                                      609,277      1,587,877         17,796             --               77
1.20%                                      782,717      1,242,292          1,326             --               77
1.25%                                           --             --      7,063,005             --               --
----------------------------------------------------------------------------------------------------------------
Total                                 $  8,278,607   $ 21,730,169   $  8,384,641   $  3,411,383  $           388
----------------------------------------------------------------------------------------------------------------



                                                       VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.       WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO         ASSET ALLOC
                                      --------------------------------------------------------------------------
0.55%                                 $         --   $    105,125   $     35,461   $     51,921     $         --
0.75%                                    3,258,233     10,730,936     14,569,026     25,145,221        2,909,169
0.95%                                    3,856,424      5,055,090     10,058,075     19,432,352        2,190,936
1.00%                                           --      2,588,878      2,441,363      4,318,014          526,421
1.20%                                           --      1,859,690      2,103,163      3,238,876          364,774
1.25%                                           --             --             --             --               --
----------------------------------------------------------------------------------------------------------------
Total                                 $  7,114,657   $ 20,339,719   $ 29,207,088   $ 52,186,384     $  5,991,300
----------------------------------------------------------------------------------------------------------------



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP         CAP GRO
                                                                    ------------------------------------------
0.55%                                                               $         --   $         84   $         51
0.75%                                                                  1,357,320      1,695,946      1,429,121
0.95%                                                                    558,880      1,502,191      1,367,076
1.00%                                                                     46,306        230,306        229,506
1.20%                                                                     67,134        243,684        215,488
1.25%                                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                                               $  2,029,640   $  3,672,211   $  3,241,242
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
74 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005        2,111      $0.65   to  $0.65        $ 1,370              0.06%    0.75%    to  0.95%     8.02%     to   7.81%
2004        2,381      $0.60   to  $0.60        $ 1,432                --     0.75%    to  0.95%     5.83%     to   5.62%
2003        2,354      $0.57   to  $0.57        $ 1,339                --     0.75%    to  0.95%    29.55%     to  29.55%
2002        2,454      $0.44   to  $0.44        $ 1,087                --     0.75%    to  0.95%   (25.42%)    to (25.42%)
2001        2,525      $0.59   to  $0.59        $ 1,491                --     0.75%    to  0.95%   (24.36%)    to (24.36%)

AIM VI CAP APPR, SER II
2005       12,337      $1.11   to  $1.34        $13,662                --     0.55%    to  1.20%     7.98%     to   7.29%
2004        3,288      $1.03   to  $1.25        $ 3,328                --     0.55%    to  1.20%     2.62%(10) to   5.07%
2003        1,350      $0.94   to  $1.19        $ 1,276                --     0.75%    to  1.20%    28.77%     to  19.00%(8)(*)
2002          797      $0.73   to  $0.73        $   583                --     0.75%    to  0.95%   (25.51%)    to (25.51%)
2001          184      $0.98   to  $0.98        $   181                --     0.75%    to  0.95%     2.00%(5)  to   2.00%(5)

AIM VI CAP DEV, SER I
2005        1,145      $1.13   to  $1.11        $ 1,284                --     0.75%    to  0.95%     8.79%     to   8.57%
2004        1,315      $1.03   to  $1.03        $ 1,355                --     0.75%    to  0.95%    14.64%     to  14.41%
2003        1,370      $0.90   to  $0.90        $ 1,233                --     0.75%    to  0.95%    34.33%     to  34.33%
2002        1,526      $0.67   to  $0.67        $ 1,023                --     0.75%    to  0.95%   (22.09%)    to (22.09%)
2001        1,731      $0.86   to  $0.86        $ 1,489                --     0.75%    to  0.95%    (8.51%)    to  (8.51%)

AIM VI CAP DEV, SER II
2005        1,938      $1.14   to  $1.60        $ 2,518                --     0.55%    to  1.20%     8.67%     to   7.97%
2004        1,713      $1.05   to  $1.49        $ 2,044                --     0.55%    to  1.20%     5.05%(10) to  13.90%
2003        1,091      $1.02   to  $1.30        $ 1,128                --     0.75%    to  1.20%    34.21%     to  30.00%(8)(*)
2002          679      $0.76   to  $0.98        $   519                --     0.75%    to  1.00%   (22.45%)    to  (2.00%)(8)
2001          132      $0.98   to  $0.98        $   130                --     0.75%    to  0.95%    (2.00%)(5) to  (2.00%)(5)

AIM VI CORE EQ, SER I
2005       22,011      $1.59   to  $1.59        $35,121              1.39%    1.25%    to  1.25%     4.01%     to   4.01%
2004       27,583      $1.53   to  $1.53        $42,296              0.97%    1.25%    to  1.25%     7.62%     to   7.62%
2003       29,671      $1.42   to  $1.42        $42,231              1.02%    1.25%    to  1.25%    22.41%     to  22.41%
2002       31,745      $1.16   to  $1.16        $36,764              0.30%    1.25%    to  1.25%   (16.55%)    to (16.55%)
2001       37,846      $1.39   to  $1.39        $52,534              0.05%    1.25%    to  1.25%   (23.63%)    to (23.63%)

AIM VI DYN, SER I
2005        1,004      $1.10   to  $1.58        $ 1,107                --     0.75%    to  1.20%     9.89%     to   9.40%
2004          991      $1.00   to  $1.45        $   994                --     0.75%    to  1.20%    12.49%     to  11.99%
2003        1,000      $0.89   to  $1.29        $   889                --     0.75%    to  1.20%    36.92%     to  29.00%(8)(*)
2002          721      $0.65   to  $0.65        $   467                --     0.75%    to  0.95%   (32.29%)    to (32.29%)
2001          367      $0.96   to  $0.96        $   352                --     0.75%    to  0.95%    (4.00%)(5) to  (4.00%)(5)

AIM VI FIN SERV, SER I
2005        1,061      $1.09   to  $1.37        $ 1,271              1.27%    0.55%    to  1.20%     5.33%     to   4.65%
2004        1,238      $1.04   to  $1.31        $ 1,409              0.78%    0.55%    to  1.20%     3.48%(10) to   7.38%
2003          990      $1.05   to  $1.22        $ 1,046              0.64%    0.75%    to  1.20%    28.05%     to  22.00%(8)(*)
2002          643      $0.82   to  $0.96        $   525              0.81%    0.75%    to  1.00%   (15.46%)    to  (4.00%)(8)
2001          213      $0.97   to  $0.97        $   206                --     0.75%    to  0.95%    (3.00%)(5) to  (3.00%)(5)

--------------------------------------------------------------------------------
75 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER II
2005           --      $1.09   to     $1.09     $     1              1.50%    0.55%    to  1.20%     8.29%(12) to   8.17%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --

AIM VI TECH, SER I
2005        2,997      $1.05   to     $1.38     $ 2,366                --     0.55%    to  1.20%     1.61%     to   0.96%
2004        1,505      $1.03   to     $1.36     $ 1,111                --     0.55%    to  1.20%     3.17%(10) to   3.38%
2003          947      $0.69   to     $1.32        $660                --     0.75%    to  1.20%    43.75%     to  32.00%(8)(*)
2002          456      $0.48   to     $0.48        $219                --     0.75%    to  0.95%   (47.25%)    to (47.25%)
2001          155      $0.91   to     $0.91        $140                --     0.75%    to  0.95%    (9.00%)(5) to  (9.00%)(5)

AB VPS GLOBAL TECH, CL B
2005          270      $1.06   to     $1.06     $   287                --     0.55%    to   1.20%    5.87%(12) to   5.76%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --

AB VPS GRO & INC, CL B
2005       18,545      $1.08   to     $1.41     $21,157              1.26%    0.55%    to  1.20%     4.02%     to   3.35%
2004       15,332      $1.03   to     $1.36     $16,842              0.72%    0.55%    to  1.20%     3.49%(10) to   9.89%
2003       10,065      $0.98   to     $1.24     $ 9,953              0.80%    0.75%    to  1.20%    32.43%     to  30.53%
2002        5,864      $0.74   to     $0.95     $ 4,361              0.55%    0.75%    to  1.20%   (23.71%)    to  (5.00%)(8)
2001        1,037      $0.97   to     $0.96     $ 1,000                --     0.75%    to  0.95%    (3.00%)(5) to  (4.00%)(5)

AB VPS INTL VAL, CL B
2005       16,717      $1.22   to     $2.06     $31,785              0.46%    0.55%    to  1.20%    15.88%     to  15.13%
2004        7,741      $1.06   to     $1.79     $12,765              0.40%    0.55%    to  1.20%     5.52%(10) to  23.40%
2003        3,795      $1.31   to     $1.45     $ 5,044              0.25%    0.75%    to  1.20%    42.39%     to  42.16%
2002        1,067      $0.92   to     $1.02     $   981              0.11%    0.75%    to  1.20%    (6.12%)    to   2.00%(8)
2001           67      $0.98   to     $0.98     $    66                --     0.75%    to  0.95%    (2.00%)(5) to  (2.00%)(5)

AC VP INTL, CL I
2005        2,315      $0.83   to     $0.82     $ 1,915              1.15%    0.75%    to  0.95%    12.41%     to  12.18%
2004        2,554      $0.74   to     $0.73     $ 1,882              0.56%    0.75%    to  0.95%    14.07%     to  13.84%
2003        2,798      $0.65   to     $0.64     $ 1,810              0.67%    0.75%    to  0.95%    22.64%     to  23.08%
2002        2,520      $0.53   to     $0.52     $ 1,320              0.78%    0.75%    to  0.95%   (19.70%)    to (21.21%)
2001        2,449      $0.66   to     $0.66     $ 1,625              0.05%    0.75%    to  0.95%   (30.53%)    to (29.79%)

AC VP INTL, CL II
2005        3,834      $1.19   to     $1.51     $ 4,601              0.96%    0.55%    to  1.20%    12.49%     to  11.76%
2004        3,289      $1.06   to     $1.35     $ 3,510              0.34%    0.55%    to  1.20%     6.00%(10) to  13.41%
2003        2,201      $0.91   to     $1.19     $ 2,024              0.46%    0.75%    to  1.20%    24.66%     to  19.00%(8)(*)
2002        1,259      $0.73   to     $0.98     $   924              0.36%    0.75%    to  1.00%   (21.51%)    to  (2.00%)(8)
2001          271      $0.93   to     $0.93     $   253                --     0.75%    to  0.95%    (7.00%)(5) to  (7.00%)(5)

AC VP ULTRA, CL II
2005        1,754      $1.04   to     $1.04     $ 1,816                --    0.55%     to  1.20%     3.73%(12) to   3.62%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --


--------------------------------------------------------------------------------
76 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005       21,842      $1.66   to  $2.24        $47,297         0.87%         0.75%   to   1.25%     4.25%     to   3.73%
2004       22,372      $1.59   to  $2.16        $46,818         0.97%         0.75%   to   1.25%    13.48%     to  12.92%
2003       20,864      $1.40   to  $1.92        $38,589         1.04%         0.75%   to   1.25%    27.27%     to  27.15%
2002       19,543      $1.10   to  $1.51        $28,505         0.84%         0.75%   to   1.25%   (12.70%)    to (13.71%)
2001       17,032      $1.26   to  $1.75        $28,648         1.01%         0.75%   to   1.25%    11.50%     to  11.46%

AC VP VAL, CL II
2005       21,144      $1.08   to  $1.47        $28,929         0.61%         0.55%   to   1.20%     4.28%     to   3.61%
2004       14,074      $1.04   to  $1.42        $18,477         0.70%         0.55%   to   1.20%     3.61%(10) to  12.81%
2003        8,466      $1.15   to  $1.26        $ 9,744         0.76%         0.75%   to   1.20%    27.78%     to  26.00%(8)(*)
2002        4,948      $0.90   to  $0.99        $ 4,432         0.57%         0.75%   to   1.00%   (13.46%)    to  (1.00%)(8)
2001        1,567      $1.04   to  $1.04        $ 1,623           --          0.75%   to   0.95%     4.00%(5)  to   4.00%(5)

CALVERT VS SOCIAL BAL
2005        3,158      $1.07   to  $1.26        $ 3,217         2.09%         0.55%   to   1.20%     5.07%     to   4.39%
2004        2,147      $1.02   to  $1.20        $ 2,109         2.37%         0.55%   to   1.20%     1.75%(10) to   6.97%
2003        1,031      $0.88   to  $1.12        $   913         2.54%         0.75%   to   1.20%    17.33%     to  12.00%(8)(*)
2002          659      $0.75   to  $0.74        $   491         3.02%         0.75%   to   0.95%   (12.79%)    to (13.95%)
2001          413      $0.86   to  $0.86        $   354        10.96%         0.75%   to   0.95%    (7.53%)    to  (7.53%)

COL HI YIELD, VS CL B
2005        4,897      $1.02   to  $1.01        $ 4,969           --          0.55%   to   1.20%     1.85%     to   1.19%
2004          129      $1.00   to  $1.00        $   133        62.36%         0.55%   to   1.20%     0.11%(10) to   0.03%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

CS MID-CAP GRO
2005          676      $0.84   to  $0.84        $   567           --          0.75%   to   0.95%     6.18%     to   5.97%
2004          714      $0.80   to  $0.79        $   565           --          0.75%   to   0.95%    12.27%     to  12.05%
2003          768      $0.71   to  $0.70        $   542           --          0.75%   to   0.95%    42.00%     to  40.00%
2002          814      $0.50   to  $0.50        $   404           --          0.75%   to   0.95%   (29.58%)    to (29.58%)
2001        1,079      $0.71   to  $0.71        $   764           --          0.75%   to   0.95%   (16.47%)    to (16.47%)

CS SM CAP GRO
2005       20,254      $1.22   to  $1.22        $24,771           --          1.25%   to   1.25%    (3.89%)    to  (3.89%)
2004       25,658      $1.27   to  $1.27        $32,649           --          1.25%   to   1.25%     9.49%     to   9.49%
2003       27,521      $1.16   to  $1.16        $31,955           --          1.25%   to   1.25%    46.84%     to  46.84%
2002       26,573      $0.79   to  $0.79        $21,050           --          1.25%   to   1.25%   (34.71%)    to (34.71%)
2001       27,790      $1.21   to  $1.21        $33,589           --          1.25%   to   1.25%   (17.12%)    to (17.12%)

EG VA FUNDAMENTAL LG CAP, CL 2
2005        2,970      $1.00   to  $1.31        $ 3,141         0.76%         0.75%   to   1.20%     7.93%     to   7.45%
2004        2,642      $0.93   to  $1.22        $ 2,614         1.17%         0.75%   to   1.20%     8.12%     to   7.63%
2003        1,756      $0.86   to  $1.13        $ 1,588         6.54%         0.75%   to   1.20%     3.61%(9)  to   4.63%(9)
2002           --         --          --             --         0.12%           --           --        --             --
2001           --         --          --             --           --            --           --        --             --

EG VA INTL EQ, CL 2
2005        2,435      $1.21   to  $1.21        $ 2,945         3.75%         0.55%   to   1.20%    15.04%     to  14.30%
2004           87      $1.06   to  $1.05        $    92         9.11%         0.55%   to   1.20%     5.63%(10) to   5.54%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

--------------------------------------------------------------------------------
77 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2005        6,876      $0.98   to  $0.97        $ 6,693         1.42%         0.75%   to   0.95%     6.72%     to   6.51%
2004        7,075      $0.92   to  $0.91        $ 6,459         0.78%         0.75%   to   0.95%     4.97%     to   4.76%
2003        6,955      $0.87   to  $0.87        $ 6,058         1.06%         0.75%   to   0.95%    22.54%     to  22.54%
2002        6,275      $0.71   to  $0.71        $ 4,462         1.26%         0.75%   to   0.95%   (17.44%)    to (17.44%)
2001        6,137      $0.86   to  $0.86        $ 5,270         0.38%         0.75%   to   0.95%    (9.47%)    to  (9.47%)

FID VIP GRO & INC, SERV CL 2
2005       27,566      $1.08   to  $1.30        $31,921         1.23%         0.55%   to   1.20%     6.81%     to   6.12%
2004       24,004      $1.01   to  $1.23        $25,969         0.62%         0.55%   to   1.20%     0.74%(10) to   4.27%
2003       14,354      $1.01   to  $1.18        $14,771         0.67%         0.75%   to   1.20%    23.17%     to  21.65%
2002        6,370      $0.82   to  $0.97        $ 5,249         0.54%         0.75%   to   1.20%   (18.00%)    to  (3.00%)(8)
2001        1,085      $1.00   to  $1.00        $ 1,084           --          0.75%   to   0.95%     0.00%(5)  to   0.00%(5)

FID VIP MID CAP, SERV CL
2005        6,837      $1.71   to  $1.69        $11,648         1.59%         0.75%   to   0.95%    17.32%     to  17.09%
2004        6,800      $1.46   to  $1.45        $ 9,887           --          0.75%   to   0.95%    23.84%     to  23.59%
2003        6,440      $1.18   to  $1.17        $ 7,570         0.30%         0.75%   to   0.95%    37.21%     to  37.65%
2002        5,777      $0.86   to  $0.85        $ 4,947         0.85%         0.75%   to   0.95%   (10.42%)    to (11.46%)
2001        5,651      $0.96   to  $0.96        $ 5,417           --          0.75%   to   0.95%    (4.00%)    to  (4.00%)

FID VIP MID CAP, SERV CL 2
2005       31,182      $1.24   to  $1.96        $57,959         1.46%         0.55%   to   1.20%    17.37%     to  16.61%
2004       23,734      $1.06   to  $1.68        $37,670           --          0.55%   to   1.20%     5.81%(10) to  23.17%
2003       13,814      $1.27   to  $1.36        $17,664         0.19%         0.75%   to   1.20%    36.56%     to  36.00%
2002        6,528      $0.93   to  $1.00        $ 6,055         0.36%         0.75%   to   1.20%   (10.58%)    to   0.00%(8)
2001        1,124      $1.04   to  $1.04        $ 1,170           --          0.75%   to   0.95%     4.00%(5)  to   4.00%(5)

FID VIP OVERSEAS, SERV CL
2005        2,233      $1.07   to  $1.06        $ 2,377         0.58%         0.75%   to   0.95%    18.08%     to  17.85%
2004        2,411      $0.91   to  $0.90        $ 2,176         0.97%         0.75%   to   0.95%    12.63%     to  12.41%
2003        1,804      $0.80   to  $0.80        $ 1,446         0.76%         0.75%   to   0.95%    40.35%     to  42.86%
2002        1,805      $0.57   to  $0.56        $ 1,020         0.70%         0.75%   to   0.95%   (20.83%)    to (21.13%)
2001        1,809      $0.72   to  $0.71        $ 1,293         1.79%         0.75%   to   0.95%   (21.74%)    to (22.83%)

FID VIP OVERSEAS, SERV CL 2
2005       10,918      $1.24   to  $1.75        $15,626         0.48%         0.55%   to   1.20%    18.12%     to  17.37%
2004        9,927      $1.05   to  $1.49        $12,019         0.72%         0.55%   to   1.20%     5.07%(10) to  11.95%
2003        3,998      $1.06   to  $1.33        $ 4,284         0.33%         0.75%   to   1.20%    41.33%     to  41.49%
2002        1,612      $0.75   to  $0.94        $ 1,205         0.35%         0.75%   to   1.20%   (21.05%)    to  (6.00%)(8)
2001          250      $0.95   to  $0.95        $   236           --          0.75%   to   0.95%    (5.00%)(5) to  (5.00%)(5)

FTVIPT FRANK REAL EST, CL 2
2005       17,091      $1.19   to  $1.99        $37,630         1.38%         0.55%   to   1.20%    12.85%     to  12.12%
2004       14,215      $1.05   to  $1.77        $27,833         1.87%         0.55%   to   1.20%     3.95%(10) to  30.23%
2003        9,414      $1.51   to  $1.36        $14,127         2.35%         0.75%   to   1.20%    34.82%     to  33.33%
2002        5,284      $1.12   to  $1.02        $ 5,932         2.66%         0.75%   to   1.20%     0.90%     to   2.00%(8)
2001        2,218      $1.11   to  $1.11        $ 2,457         3.55%         0.75%   to   0.95%     6.73%     to   6.73%

FTVIPT FRANK SM CAP VAL, CL 2
2005        9,779      $1.12   to  $1.71        $18,464         0.74%         0.55%   to   1.20%     8.17%     to   7.47%
2004        6,961      $1.04   to  $1.59        $12,234         0.18%         0.55%   to   1.20%     3.92%(10) to  22.27%
2003        4,112      $1.45   to  $1.30        $ 5,892         0.21%         0.75%   to   1.20%    31.82%     to  30.00%
2002        2,336      $1.10   to  $1.00        $ 2,572         0.35%         0.75%   to   1.20%   (10.57%)    to   0.00%(8)
2001          760      $1.23   to  $1.22        $   931         0.36%         0.75%   to   0.95%    12.84%     to  12.96%

--------------------------------------------------------------------------------
78 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2005       13,184      $1.15   to  $1.49        $17,394         0.89%         0.55%   to   1.20%     9.95%     to   9.24%
2004        8,738      $1.04   to  $1.36        $10,601         0.76%         0.55%   to   1.20%     3.99%(10) to  11.29%
2003        4,974      $1.05   to  $1.23        $ 5,342         0.96%         0.75%   to   1.20%    23.53%     to  24.24%
2002        1,781      $0.85   to  $0.99        $ 1,509         0.91%         0.75%   to   1.20%   (12.37%)    to  (1.00%)(8)
2001          310      $0.97   to  $0.97        $   299           --          0.75%   to   0.95%    (3.00%)(5) to  (3.00%)(5)

FTVIPT TEMP DEV MKTS SEC, CL 1
2005       18,350      $1.18   to  $1.18        $21,762         1.41%         1.25%   to   1.25%    26.18%     to  26.18%
2004       19,516      $0.94   to  $0.94        $18,344         1.94%         1.25%   to   1.25%    23.28%     to  23.28%
2003       19,088      $0.76   to  $0.76        $14,532         1.36%         1.25%   to   1.25%    52.00%     to  52.00%
2002       19,145      $0.50   to  $0.50        $ 9,598         1.64%         1.25%   to   1.25%    (1.96%)    to  (1.96%)
2001       20,288      $0.51   to  $0.51        $10,293         1.02%         1.25%   to   1.25%    (8.93%)    to  (8.93%)

FTVIPT TEMP FOR SEC, CL 2
2005          743      $1.42   to  $1.41        $ 1,049         1.25%         0.75%   to   0.95%     9.35%     to   9.13%
2004          746      $1.30   to  $1.29        $   964         1.04%         0.75%   to   0.95%    17.65%     to  17.41%
2003          508      $1.10   to  $1.10        $   558         1.56%         0.75%   to   0.95%    30.95%     to  30.95%
2002          294      $0.84   to  $0.84        $   247         1.63%         0.75%   to   0.95%   (16.00%)(7) to (16.00%)(7)
2001           --         --          --             --           --            --           --        --             --

GS VIT STRUCTD SM CAP EQ
2005          707      $1.48   to  $1.47        $ 1,042         0.23%         0.75%   to   0.95%     5.28%     to   5.07%
2004          956      $1.41   to  $1.40        $ 1,341         0.20%         0.75%   to   0.95%    15.46%     to  15.23%
2003          947      $1.22   to  $1.21        $ 1,152         0.23%         0.75%   to   0.95%    45.24%     to  44.05%
2002        1,078      $0.84   to  $0.84        $   905         0.26%         0.75%   to   0.95%   (16.00%)    to (16.00%)
2001        1,169      $1.00   to  $1.00        $ 1,165         0.46%         0.75%   to   0.95%     4.17%     to   4.17%

GS VIT STRUCTD U.S. EQ
2005       21,018      $1.09   to  $1.44        $20,965         1.12%         0.55%   to   1.20%     5.93%     to   5.24%
2004        9,790      $1.03   to  $1.37        $ 9,003         1.38%         0.55%   to   1.20%     3.07%(10) to  13.57%
2003        6,258      $0.79   to  $1.21        $ 5,014         0.85%         0.75%   to   1.20%    27.42%     to  28.72%
2002        4,979      $0.62   to  $0.94        $ 3,064         0.69%         0.75%   to   1.20%   (21.52%)    to  (6.00%)(8)
2001        3,210      $0.79   to  $0.79        $ 2,546         0.73%         0.75%   to   0.95%   (13.19%)    to (13.19%)

GS VIT MID CAP VAL
2005       22,121      $1.17   to  $1.72        $44,587         0.72%         0.55%   to   1.20%    12.21%     to  11.48%
2004       13,606      $1.05   to  $1.55        $24,744         0.73%         0.55%   to   1.20%     4.59%(10) to  24.39%
2003        8,432      $1.49   to  $1.24        $12,399         1.17%         0.75%   to   1.20%    27.35%     to  26.53%
2002        4,721      $1.17   to  $0.98        $ 5,500         1.45%         0.75%   to   1.20%    (5.65%)    to  (2.00%)(8)
2001        1,892      $1.24   to  $1.23        $ 2,335         1.76%         0.75%   to   0.95%    11.71%     to  10.81%

JANUS ASPEN GLOBAL TECH, SERV
2005        2,443      $0.41   to  $1.47        $ 1,061           --          0.75%   to   1.20%    10.72%     to  10.22%
2004        2,658      $0.37   to  $1.33        $ 1,030           --          0.75%   to   1.20%    (0.18%)    to  (0.63%)
2003        2,880      $0.37   to  $1.34        $ 1,094           --          0.75%   to   1.20%    42.31%     to  44.09%
2002        2,475      $0.26   to  $0.93        $   637           --          0.75%   to   1.20%   (40.91%)    to  (7.00%)(8)
2001        2,251      $0.44   to  $0.44        $   988         0.68%         0.75%   to   0.95%   (38.03%)    to (38.03%)

JANUS ASPEN INTL GRO, SERV
2005        9,115      $1.00   to  $1.99        $ 9,380         1.09%         0.75%   to   1.20%    30.96%     to  30.37%
2004        9,169      $0.77   to  $1.52        $ 7,202         0.88%         0.75%   to   1.20%    17.80%     to  17.27%
2003        8,377      $0.65   to  $1.30        $ 5,451         0.97%         0.75%   to   1.20%    32.65%     to  30.00%(8)(*)
2002        8,095      $0.49   to  $0.98        $ 3,934         0.70%         0.75%   to   1.00%   (25.76%)    to  (2.00%)(8)
2001        5,641      $0.66   to  $0.66        $ 3,722         0.79%         0.75%   to   0.95%   (24.14%)    to (24.14%)


--------------------------------------------------------------------------------
79 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2005        2,428      $0.52   to  $0.52         $1,267           --          0.75%   to   0.95%    11.19%     to  10.97%
2004        2,703      $0.47   to  $0.46         $1,270           --          0.75%   to   0.95%    19.58%     to  19.34%
2003        3,048      $0.39   to  $0.39         $1,198           --          0.75%   to   0.95%    34.48%     to  34.48%
2002        3,602      $0.29   to  $0.29         $1,059           --          0.75%   to   0.95%   (29.27%)    to (29.27%)
2001        3,818      $0.41   to  $0.41         $1,574           --          0.75%   to   0.95%   (40.58%)    to (39.71%)

LAZARD RETIRE INTL EQ
2005        8,727      $1.15   to  $1.56         $9,739         1.01%         0.55%   to   1.20%    10.04%     to   9.33%
2004        6,718      $1.05   to  $1.42         $6,716         0.55%         0.55%   to   1.20%     4.32%(10) to  13.61%
2003        4,382      $0.84   to  $1.25         $3,845         0.37%         0.75%   to   1.20%    27.27%     to  25.00%(8)(*)
2002        1,495      $0.66   to  $0.99         $  995         0.09%         0.75%   to   1.00%   (12.00%)    to  (1.00%)(8)
2001          850      $0.75   to  $0.76         $  640         0.01%         0.75%   to   0.95%   (25.00%)    to (24.75%)

MFS INV GRO STOCK, SERV CL
2005       14,893      $1.07   to  $1.25         $9,835         0.14%         0.55%   to   1.20%     3.66%     to   2.99%
2004       12,506      $1.03   to  $1.21         $7,877           --          0.55%   to   1.20%     3.36%(10) to   7.69%
2003       10,992      $0.57   to  $1.12         $6,414           --          0.75%   to   1.20%    21.28%     to  12.00%(8)(*)
2002        8,361      $0.47   to  $0.93         $3,890           --          0.75%   to   1.00%   (27.69%)    to  (7.00%)(8)
2001        5,638      $0.65   to  $0.65         $3,656         0.06%         0.75%   to   0.95%   (25.29%)    to (25.29%)

MFS NEW DIS, SERV CL
2005        8,986      $1.09   to  $1.37         $7,754           --          0.55%   to   1.20%     4.46%     to   3.78%
2004       10,441      $1.04   to  $1.32         $8,577           --          0.55%   to   1.20%     4.11%(10) to   4.94%
2003       10,179      $0.76   to  $1.25         $7,874           --          0.75%   to   1.20%    33.33%     to  31.58%
2002        8,428      $0.57   to  $0.95         $4,825           --          0.75%   to   1.20%   (32.94%)    to  (5.00%)(8)
2001        5,430      $0.85   to  $0.85         $4,595           --          0.75%   to   0.95%    (5.56%)    to  (5.56%)

MFS TOTAL RETURN, SERV CL
2005        2,848      $1.05   to  $1.04         $2,967         1.14%         0.55%   to   1.20%     2.04%     to   1.38%
2004          132      $1.02   to  $1.02         $  135           --          0.55%   to   1.20%     2.59%(10) to   2.50%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

MFS UTILITIES, SERV CL
2005        5,835      $1.23   to  $2.02         $8,430         0.44%         0.55%   to   1.20%    15.93%     to  15.19%
2004        2,993      $1.06   to  $1.75         $3,691         1.22%         0.55%   to   1.20%     6.54%(10) to  28.30%
2003        1,600      $0.92   to  $1.37         $1,520         1.82%         0.75%   to   1.20%    35.29%     to  37.00%(8)(*)
2002          795      $0.68   to  $0.68         $  542         2.53%         0.75%   to   0.95%   (23.60%)    to (23.60%)
2001          330      $0.89   to  $0.89         $  295           --          0.75%   to   0.95%   (11.00%)(5) to (11.00%)(5)

OPPEN GLOBAL SEC VA, SERV
2005        3,888      $1.22   to  $1.21         $4,707         0.24%         0.55%   to   1.20%    13.44%     to  12.70%
2004           77      $1.07   to  $1.07         $   83           --          0.55%   to   1.20%     6.93%(10) to   6.84%(10)
2003           --         --          --             --           --            --           --             --        --
2002           --         --          --             --           --            --           --             --        --
2001           --         --          --             --           --            --           --             --        --

OPPEN MAIN ST SM CAP VA, SERV
2005        1,160      $1.14   to  $1.13         $1,319           --          0.55%   to   1.20%     9.12%     to   8.41%
2004           37      $1.05   to  $1.05         $   39           --          0.55%   to   1.20%     4.38%(10) to   4.29%(10)
2003           --         --          --             --           --            --           --             --        --
2002           --         --          --             --           --            --           --             --        --
2001           --         --          --             --           --            --           --             --        --

--------------------------------------------------------------------------------
80 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2005       18,152      $1.04   to  $1.03        $18,845         0.78%         0.55%   to   1.20%     1.92%     to   1.26%
2004          261      $1.02   to  $1.02           $267           --          0.55%   to   1.20%     2.25%(10) to   2.17%(10)
2003           --         --          --             --           --            --           --          --           --
2002           --         --          --             --           --            --           --          --           --
2001           --         --          --             --           --            --           --          --           --

PIONEER EQ INC VCT, CL II
2005        5,917      $1.19   to  $1.41         $7,241         2.14%         0.75%   to   1.20%     4.73%     to   4.26%
2004        5,263      $1.14   to  $1.35         $6,142         2.21%         0.75%   to   1.20%    15.17%     to  14.66%
2003        3,348      $0.99   to  $1.18         $3,365         2.18%         0.75%   to   1.20%    22.22%     to  20.41%
2002        1,077      $0.81   to  $0.98           $880         2.98%         0.75%   to   1.20%   (16.49%)    to  (2.00%)(8)
2001           63      $0.97   to  $0.98            $62         2.55%         0.75%   to   0.95%    (3.00%)(5) to  (2.00%)(5)

PIONEER EUROPE VCT, CL II
2005          526      $1.30   to  $1.59           $689         0.49%         0.75%   to   1.20%     7.01%     to   6.53%
2004          581      $1.21   to  $1.49           $711         0.68%         0.75%   to   1.20%    17.32%     to  16.79%
2003          280      $1.04   to  $1.28           $295         0.29%         0.75%   to   1.20%    33.33%     to  28.00%(8)(*)
2002           85      $0.78   to  $0.78            $67           --          0.75%   to   0.95%   (20.41%)    to (22.00%)(5)(**)
2001            5      $0.98   to  $0.98             $4           --          0.75%   to   0.75%    (2.00%)(5) to  (2.00%)(5)

PUT VT HEALTH SCIENCES, CL IB
2005        3,501      $1.17   to  $1.32         $3,987         0.06%         0.55%   to   1.20%    12.58%     to  11.85%
2004        2,952      $1.04   to  $1.18         $2,995         0.16%         0.55%   to   1.20%     3.83%(10) to   5.85%
2003        2,386      $0.91   to  $1.11         $2,253         0.44%         0.75%   to   1.20%    16.67%     to  11.00%(8)(*)
2002        1,272      $0.78   to  $0.95           $988           --          0.75%   to   1.00%   (20.41%)    to  (5.00%)(8)
2001          388      $0.98   to  $0.98           $381           --          0.75%   to   0.95%    (2.00%)(5) to  (2.00%)(5)

PUT VT INTL EQ, CL IB
2005        5,645      $1.18   to  $1.60         $7,374         1.43%         0.55%   to   1.20%    11.58%     to  10.86%
2004        6,069      $1.06   to  $1.45         $7,116         1.49%         0.55%   to   1.20%     5.60%(10) to  14.81%
2003        6,677      $1.00   to  $1.26         $6,752         0.70%         0.75%   to   1.20%    28.21%     to  27.27%
2002        4,131      $0.78   to  $0.99         $3,244         0.56%         0.75%   to   1.20%   (18.75%)    to  (1.00%)(8)
2001          976      $0.96   to  $0.96           $938           --          0.75%   to   0.95%    (4.00%)(5) to  (4.00%)(5)

PUT VT INTL NEW OPP, CL IB
2005        2,384      $0.86   to  $0.85         $2,042         0.67%         0.75%   to   0.95%    17.48%     to  17.25%
2004        2,623      $0.73   to  $0.73         $1,914         1.01%         0.75%   to   0.95%    12.50%     to  12.28%
2003        3,045      $0.65   to  $0.65         $1,977         0.30%         0.75%   to   0.95%    32.65%     to  32.65%
2002        3,387      $0.49   to  $0.49         $1,664         0.67%         0.75%   to   0.95%   (14.04%)    to (14.04%)
2001        3,763      $0.57   to  $0.57         $2,159           --          0.75%   to   0.95%   (29.63%)    to (29.63%)

PUT VT NEW OPP, CL IA
2005       17,270      $1.27   to  $1.27        $21,892         0.38%         1.25%   to   1.25%     8.96%     to   8.96%
2004       22,122      $1.16   to  $1.16        $25,735           --          1.25%   to   1.25%     9.20%     to   9.20%
2003       26,316      $1.06   to  $1.06        $28,036           --          1.25%   to   1.25%    30.86%     to  30.86%
2002       29,597      $0.81   to  $0.81        $24,060           --          1.25%   to   1.25%   (31.36%)    to (31.36%)
2001       36,668      $1.18   to  $1.18        $43,289           --          1.25%   to   1.25%   (30.99%)    to (30.99%)

PUT VT VISTA, CL IB
2005        4,962      $1.18   to  $1.60         $3,111           --          0.55%   to   1.20%    11.54%     to  10.81%
2004        5,546      $1.06   to  $1.44         $3,114           --          0.55%   to   1.20%     5.71%(10) to  17.19%
2003        6,250      $0.48   to  $1.23         $2,981           --          0.75%   to   1.20%    33.33%     to  23.00%(8)(*)
2002        7,059      $0.36   to  $0.36         $2,533           --          0.75%   to   0.95%   (30.77%)    to (30.77%)
2001        7,502      $0.52   to  $0.52         $3,911           --          0.75%   to   0.95%   (34.18%)    to (34.18%)

--------------------------------------------------------------------------------
81 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2005       19,036      $1.06   to  $1.54        $27,184         2.58%         0.55%   to   1.25%     3.36%     to   2.63%
2004       21,170      $1.02   to  $1.50        $29,783         2.27%         0.55%   to   1.25%     2.51%(10) to   8.23%
2003       22,006      $0.87   to  $1.39        $28,908         2.25%         0.75%   to   1.25%    19.18%     to  18.80%
2002       22,176      $0.73   to  $1.17        $24,980         2.58%         0.75%   to   1.25%   (13.10%)    to (13.97%)
2001       24,636      $0.84   to  $1.36        $32,444         2.50%         0.75%   to   1.25%   (11.58%)    to (11.69%)

RVS VP CASH MGMT
2005       24,998      $1.02   to  $1.20        $26,813         2.56%         0.55%   to   1.25%     2.05%     to   1.34%
2004       29,076      $1.00   to  $1.19        $30,915         0.74%         0.55%   to   1.25%     0.11%(10) to  (0.51%)
2003       30,255      $1.04   to  $1.19        $32,413         0.51%         0.75%   to   1.25%     0.00%     to  (0.83%)
2002       36,563      $1.04   to  $1.20        $39,586         1.16%         0.75%   to   1.25%     0.00%     to   0.00%
2001       39,413      $1.04   to  $1.20        $42,893         3.42%         0.75%   to   1.25%     2.97%     to   1.69%

RVS VP CORE BOND
2005        1,776      $1.02   to  $1.01        $ 1,802         3.42%         0.55%   to   1.20%     1.22%     to   0.57%
2004           44      $1.01   to  $1.00        $    49         1.49%         0.55%   to   1.20%     0.53%(10) to   0.44%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP DIV BOND
2005       55,403      $1.02   to  $1.37        $69,868         3.71%         0.55%   to   1.25%     1.56%     to   0.85%
2004       40,899      $1.01   to  $1.36        $51,941         3.83%         0.55%   to   1.25%     0.56%(10) to   3.19%
2003       39,140      $1.19   to  $1.32        $48,791         3.58%         0.75%   to   1.25%     4.39%     to   3.13%
2002       38,121      $1.14   to  $1.28        $46,812         5.09%         0.75%   to   1.25%     4.59%     to   4.92%
2001       26,690      $1.09   to  $1.22        $31,692         6.40%         0.75%   to   1.25%     6.86%     to   6.09%

RVS VP DIV EQ INC
2005       35,077      $1.18   to  $1.82        $54,221         1.61%         0.55%   to   1.20%    12.88%     to  12.15%
2004       21,330      $1.05   to  $1.62        $29,283         1.67%         0.55%   to   1.20%     5.37%(10) to  16.80%
2003        9,062      $1.14   to  $1.39        $10,393         1.57%         0.75%   to   1.20%    40.74%     to  40.40%
2002        4,851      $0.81   to  $0.99        $ 3,940         1.61%         0.75%   to   1.20%   (19.80%)    to  (1.00%)(8)
2001        2,392      $1.01   to  $1.01        $ 2,412         1.35%         0.75%   to   0.95%     1.00%     to   1.00%

RVS VP EMER MKTS
2005        5,552      $1.44   to  $2.27        $10,638         0.21%         0.55%   to   1.20%    33.07%     to  32.21%
2004        1,517      $1.08   to  $1.72        $ 2,175         3.56%         0.55%   to   1.20%     7.80%(10) to  22.67%
2003          485      $1.13   to  $1.40        $   556         1.90%         0.75%   to   1.20%    39.51%     to  40.00%(8)(*)
2002          344      $0.81   to  $0.81        $   279           --          0.75%   to   0.95%    (6.90%)    to  (5.81%)
2001          207      $0.87   to  $0.86        $   180         0.03%         0.75%   to   0.95%    (1.14%)    to  (2.27%)

RVS VP GLOBAL BOND
2005       21,408      $0.97   to  $1.40        $29,162         3.90%         0.55%   to   1.25%    (5.52%)    to  (6.17%)
2004       15,156      $1.03   to  $1.49        $22,117         4.10%         0.55%   to   1.25%     3.31%(10) to   8.66%
2003       11,114      $1.35   to  $1.37        $15,034         7.31%         0.75%   to   1.25%    12.50%     to  11.38%
2002        9,186      $1.20   to  $1.23        $11,203         4.77%         0.75%   to   1.25%    14.29%     to  13.89%
2001        6,724      $1.05   to  $1.08        $ 7,240         3.39%         0.75%   to   1.25%     0.00%     to   0.00%

RVS VP GLOBAL INFLATION PROT SEC
2005       12,579      $1.04   to  $1.03        $13,026         7.50%         0.55%   to   1.20%     2.25%     to   1.59%
2004          316      $1.02   to  $1.02        $   326         3.05%         0.55%   to   1.20%     1.37%(10) to   1.28%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

--------------------------------------------------------------------------------
82 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP GRO
2005       23,587      $1.12   to  $1.30        $14,157         0.40%         0.55%   to   1.20%     8.02%     to   7.32%
2004       10,914      $1.04   to  $1.21        $ 6,041         0.32%         0.55%   to   1.20%     3.83%(10) to   7.14%
2003        9,883      $0.47   to  $1.13        $ 4,895         0.21%         0.75%   to   1.20%    20.51%     to  13.00%(8)(*)
2002        5,896      $0.39   to  $0.94        $ 2,296         0.07%         0.75%   to   1.00%   (26.42%)    to  (7.00%)(8)
2001        5,011      $0.53   to  $0.53        $ 2,649           --          0.75%   to   0.95%   (31.17%)    to (31.17%)

RVS VP HI YIELD BOND
2005       46,734      $1.05   to  $1.35        $61,437         6.46%         0.55%   to   1.25%     3.45%     to   2.73%
2004       47,683      $1.01   to  $1.32        $61,014         6.99%         0.55%   to   1.25%     1.07%(10) to  10.01%
2003       39,664      $1.12   to  $1.20        $46,172         7.64%         0.75%   to   1.25%    24.44%     to  23.71%
2002       28,259      $0.90   to  $0.97        $26,710         7.77%         0.75%   to   1.25%    (7.22%)    to  (7.62%)
2001       24,495      $0.97   to  $1.05        $25,267        10.97%         0.75%   to   1.25%     4.30%     to   3.96%

RVS VP INC OPP
2005        3,617      $1.03   to  $1.03        $ 3,730         6.01%         0.55%   to   1.20%     2.77%     to   2.10%
2004            8      $1.01   to  $1.01        $    13         5.84%         0.55%   to   1.20%     0.71%(10) to   0.61%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP INTL OPP
2005       20,779      $1.20   to  $1.19        $23,094         1.44%         0.55%   to   1.25%    13.24%     to  12.45%
2004       17,934      $1.06   to  $1.06        $18,092         1.13%         0.55%   to   1.25%     6.13%(10) to  15.95%
2003       13,629      $0.66   to  $0.91        $12,240         0.92%         0.75%   to   1.25%    26.92%     to  26.39%
2002       13,595      $0.52   to  $0.72        $ 9,691         0.97%         0.75%   to   1.25%   (18.75%)    to (19.10%)
2001       15,852      $0.64   to  $0.89        $14,022         1.21%         0.75%   to   1.25%   (29.67%)    to (29.92%)

RVS VP LG CAP EQ
2005       26,331      $1.09   to  $1.33        $25,945         1.16%         0.55%   to   1.25%     5.59%     to   4.86%
2004       12,838      $1.03   to  $1.27        $13,946         0.92%         0.55%   to   1.25%     3.21%(10) to   4.57%
2003        9,659      $0.71   to  $1.21        $10,943         0.63%         0.75%   to   1.25%    29.09%     to  27.37%
2002        8,620      $0.55   to  $0.95        $ 7,997         0.53%         0.75%   to   1.25%   (22.54%)    to (22.76%)
2001       10,214      $0.71   to  $1.23        $12,318         0.30%         0.75%   to   1.25%   (19.32%)    to (19.08%)

RVS VP LG CAP VAL
2005          170      $1.07   to  $1.07        $   181         1.73%         0.55%   to   1.20%     3.96%     to   3.29%
2004            2      $1.03   to  $1.03        $     3         2.18%         0.55%   to   1.20%     3.48%(10) to   3.41%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP MID CAP GRO
2005        3,082      $1.14   to  $1.40        $ 3,865           --          0.55%   to   1.20%     9.53%     to   8.81%
2004        3,218      $1.04   to  $1.28        $ 3,689           --          0.55%   to   1.20%     4.13%(10) to   7.80%
2003        1,987      $1.04   to  $1.19        $ 2,099           --          0.75%   to   1.20%    22.35%     to  21.43%
2002          765      $0.85   to  $0.98        $   667           --          0.75%   to   1.20%   (15.00%)    to  (2.00%)(8)
2001          270      $1.00   to  $0.99        $   269           --          0.75%   to   0.95%     0.00%(4)  to  (1.00%)(4)

RVS VP MID CAP VAL
2005          760      $1.06   to  $1.19        $   903         1.19%         0.55%   to   1.20%     6.40%(11) to  17.28%(11)
2004           --         --          --             --           --            --           --        --             --
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --


--------------------------------------------------------------------------------
83 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005       58,852      $1.02   to  $1.48       $ 65,884         0.58%         0.55%   to   1.25%     0.75%     to   0.05%
2004       81,290      $1.01   to  $1.48       $ 93,388         1.02%         0.55%   to   1.25%     1.57%(10) to   1.99%
2003       83,912      $0.71   to  $1.45       $ 97,203         0.67%         0.75%   to   1.25%    24.56%     to  22.88%
2002       76,646      $0.57   to  $1.18       $ 75,438         0.50%         0.75%   to   1.25%   (22.97%)    to (22.88%)
2001       73,602      $0.74   to  $1.53       $100,307         0.22%         0.75%   to   1.25%   (16.85%)    to (17.74%)

RVS VP S&P 500
2005       18,749      $1.06   to  $1.35       $ 17,518         1.39%         0.55%   to   1.20%     3.83%     to   3.16%
2004       18,649      $1.02   to  $1.31       $ 16,616         1.52%         0.55%   to   1.20%     2.43%(10) to   8.95%
2003       12,763      $0.78   to  $1.20       $ 10,177         1.22%         0.75%   to   1.20%    27.87%     to  26.32%
2002        7,714      $0.61   to  $0.95       $  4,732         1.00%         0.75%   to   1.20%   (23.75%)    to  (5.00%)(8)
2001        4,100      $0.80   to  $0.80       $  3,267         1.01%         0.75%   to   0.95%   (13.04%)    to (13.04%)

RVS VP SELECT VAL
2005          570      $1.04   to  $1.03       $    592         0.56%         0.55%   to   1.20%    (0.05%)    to  (0.69%)
2004           86      $1.04   to  $1.04       $     90         0.81%         0.55%   to   1.20%     4.31%(10) to   4.21%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP SHORT DURATION
2005       22,848      $1.02   to  $1.00       $ 25,949         2.90%         0.55%   to   1.20%     1.02%     to   0.36%
2004       24,281      $1.01   to  $1.00       $ 27,456         2.44%         0.55%   to   1.20%     0.14%(10) to  (0.35%)
2003       21,139      $1.15   to  $1.00       $ 24,013         2.29%         0.75%   to   1.20%     0.88%     to   0.00%
2002       16,892      $1.14   to  $1.00       $ 19,198         2.88%         0.75%   to   1.20%     4.59%     to   0.00%(8)
2001        6,787      $1.09   to  $1.08       $  7,359         4.50%         0.75%   to   0.95%     5.83%     to   4.85%

RVS VP SM CAP ADV
2005        6,099      $1.08   to  $1.73       $  8,279           --          0.55%   to   1.20%     4.26%     to   3.58%
2004        5,868      $1.04   to  $1.67       $  7,675           --          0.55%   to   1.20%     3.92%(10) to  17.13%
2003        3,490      $1.06   to  $1.43       $  3,799           --          0.75%   to   1.20%    47.22%     to  45.92%
2002        1,924      $0.72   to  $0.98       $  1,390           --          0.75%   to   1.20%   (18.18%)    to  (2.00%)(8)
2001        1,039      $0.88   to  $0.88       $    911           --          0.75%   to   0.95%    (7.37%)    to  (7.37%)

RVS VP SM CAP VAL
2005       13,546      $1.11   to  $1.68       $ 21,730         0.22%         0.55%   to   1.20%     5.19%     to   4.51%
2004        9,605      $1.05   to  $1.61       $ 14,665         0.03%         0.55%   to   1.20%     4.47%(10) to  18.59%
2003        7,673      $1.28   to  $1.36       $  9,828         0.04%         0.75%   to   1.20%    37.63%     to  36.00%
2002        4,941      $0.93   to  $1.00       $  4,614         0.15%         0.75%   to   1.20%   (13.08%)    to   0.00%(8)
2001        1,234      $1.07   to  $1.07       $  1,321           --          0.75%   to   0.95%     7.00%(6)  to   7.00%(6)

RVS VP STRATEGY AGGR
2005        9,590      $1.14   to  $1.02       $  8,385         0.08%         0.55%   to   1.25%     8.58%     to   7.83%
2004       12,513      $1.05   to  $0.94       $ 10,470           --          0.55%   to   1.25%     5.52%(10) to   8.04%
2003       14,006      $0.42   to  $0.87       $ 10,908           --          0.75%   to   1.25%    27.27%     to  26.09%
2002       13,461      $0.33   to  $0.69       $  8,236           --          0.75%   to   1.25%   (31.25%)    to (32.35%)
2001       15,223      $0.48   to  $1.02       $ 13,807         0.21%         0.75%   to   1.25%   (33.33%)    to (33.77%)

ROYCE MICRO-CAP
2005        1,683      $2.04   to  $2.02       $  3,411         0.53%         0.75%   to   0.95%    10.78%     to  10.56%
2004        1,817      $1.84   to  $1.82       $  3,328           --          0.75%   to   0.95%    13.00%     to  12.77%
2003        1,887      $1.63   to  $1.62       $  3,062           --          0.75%   to   0.95%    48.18%     to  47.27%
2002        1,729      $1.10   to  $1.10       $  1,897           --          0.75%   to   0.95%   (13.39%)    to (13.39%)
2001        1,506      $1.27   to  $1.27       $  1,912           --          0.75%   to   0.95%    28.28%     to  28.28%


--------------------------------------------------------------------------------
84 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
LM PTNRS VAR SM CAP GRO, CL II
2005           --      $1.06   to  $1.05             --           --          0.55%   to   1.20%     5.56%(12) to   5.45%(12)
2004           --         --          --             --           --            --           --        --             --
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

THIRD AVE VAL
2005        3,375      $2.12   to  $2.10        $ 7,115         1.33%         0.75%   to   0.95%    13.77%     to  13.55%
2004        3,445      $1.86   to  $1.85        $ 6,390         0.53%         0.75%   to   0.95%    19.00%     to  18.76%
2003        3,521      $1.57   to  $1.56        $ 5,495         0.19%         0.75%   to   0.95%    41.44%     to  41.82%
2002        3,458      $1.11   to  $1.10        $ 3,819         0.20%         0.75%   to   0.95%   (11.20%)    to (12.00%)
2001        3,140      $1.25   to  $1.25        $ 3,915         0.16%         0.75%   to   0.95%    12.61%     to  12.61%

VANK LIT COMSTOCK, CL II
2005       19,110      $1.07   to  $1.06        $20,340         0.20%         0.55%   to   1.20%     3.54%     to   2.87%
2004          217      $1.03   to  $1.03        $   224           --          0.55%   to   1.20%     3.48%(10) to   3.40%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

WANGER INTL SM CAP
2005       21,907      $1.31   to  $2.32        $29,207         0.85%         0.55%   to   1.20%    20.86%     to  20.08%
2004       13,297      $1.09   to  $1.93        $14,456         0.57%         0.55%   to   1.20%     8.54%(10) to  28.72%
2003        7,780      $0.80   to  $1.50        $ 6,471         0.23%         0.75%   to   1.20%    48.15%     to  50.00%(8)(*)
2002        3,994      $0.54   to  $1.02        $ 2,151           --          0.75%   to   1.00%   (14.29%)    to   2.00%(8)
2001        1,902      $0.63   to  $0.63        $ 1,196           --          0.75%   to   0.95%   (21.25%)    to (21.25%)

WANGER U.S. SM CO
2005       30,158      $1.15   to  $1.81        $52,186           --          0.55%   to   1.20%    10.64%     to   9.93%
2004       21,836      $1.04   to  $1.64        $34,225           --          0.55%   to   1.20%     3.97%(10) to  16.92%
2003       14,064      $1.33   to  $1.41        $18,754           --          0.75%   to   1.20%    41.49%     to  42.42%
2002        6,602      $0.94   to  $0.99        $ 6,167           --          0.75%   to   1.20%   (16.81%)    to  (1.00%)(8)
2001        2,082      $1.13   to  $1.13        $ 2,357         0.03%         0.75%   to   0.95%     9.71%     to  10.78%

WF ADV VT ASSET ALLOC
2005        5,141      $1.15   to  $1.29        $ 5,991         2.07%         0.75%   to   1.20%     4.20%     to   3.74%
2004        5,181      $1.10   to  $1.25        $ 5,798         2.11%         0.75%   to   1.20%     8.53%     to   8.04%
2003        4,797      $1.02   to  $1.15        $ 4,904         1.65%         0.75%   to   1.20%    21.43%     to  15.00%(8)(*)
2002        4,040      $0.84   to  $0.96        $ 3,397         2.19%         0.75%   to   1.00%   (13.40%)    to  (4.00%)(8)
2001        1,953      $0.97   to  $0.97        $ 1,893         1.86%         0.75%   to   0.95%    (3.00%)(4) to  (3.00%)(4)

WF ADV VT INTL CORE
2005        1,853      $1.06   to  $1.48        $ 2,030         1.88%         0.75%   to   1.20%     8.85%     to   8.37%
2004        2,063      $0.98   to  $1.36        $ 2,072         0.23%         0.75%   to   1.20%     8.81%     to   8.32%
2003        1,555      $0.90   to  $1.26        $ 1,414         0.31%         0.75%   to   1.20%    30.43%     to  26.00%(8)(*)
2002          837      $0.69   to  $0.97        $   576         0.21%         0.75%   to   1.00%   (23.33%)    to  (3.00%)(8)
2001          162      $0.90   to  $0.90        $   145         0.04%         0.75%   to   0.95%   (10.00%)(4) to (10.00%)(4)

WF ADV VT OPP
2005        2,926      $1.11   to  $1.58        $ 3,672           --          0.55%   to   1.20%     7.22%     to   6.52%
2004        3,066      $1.04   to  $1.48        $ 3,600           --          0.55%   to   1.20%     3.70%(10) to  16.67%
2003        2,964      $0.97   to  $1.27        $ 2,976         0.01%         0.75%   to   1.20%    34.72%     to  35.11%
2002        1,868      $0.72   to  $0.94        $ 1,341         0.58%         0.75%   to   1.20%   (27.27%)    to  (6.00%)(8)
2001          508      $0.99   to  $0.99        $   503         2.27%         0.75%   to   0.95%    (1.00%)(5) to  (1.00%)(5)


--------------------------------------------------------------------------------
85 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2005        3,176      $1.05   to  $1.59         $3,241           --          0.55%   to   1.20%     5.21%(12) to   4.98%
2004        3,347      $0.92   to  $1.51         $3,226           --          0.75%   to   1.20%    12.92%     to  12.41%
2003        2,499      $0.81   to  $1.34         $2,070           --          0.75%   to   1.20%    39.66%     to  34.00%(8)(*)
2002        1,403      $0.58   to  $0.58         $  808           --          0.75%   to   0.95%   (38.30%)    to (38.30%)
2001          362      $0.94   to  $0.94         $  341           --          0.75%   to   0.95%    (6.00%)(4) to  (6.00%)(4)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on Aug. 13, 2001.
(6)  Operations commenced on Aug. 14, 2001.
(7)  Operations commenced on March 1, 2002.
(8)  Operations commenced on Nov. 7, 2002.
(9)  Operations commenced on Dec. 8, 2003.
(10) Operations commenced on Nov. 15, 2004.
(11) Operations commenced on May 2, 2005.
(12) Operations commenced on Nov. 1, 2005.

 (*) No activity in 2002.
(**) No activity in 2001.

--------------------------------------------------------------------------------
86 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2006

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IDS Life Insurance Company of New York
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BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

IDS Life Insurance Company of New York
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DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

IDS Life Insurance Company of New York
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LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

IDS Life Insurance Company of New York
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REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

IDS Life Insurance Company of New York
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In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

IDS Life Insurance Company of New York
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2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

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                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
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Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
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Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
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   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
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Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

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                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
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Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
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Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
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   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
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(a)   Includes unconsolidated collateralized debt obligations and SLTs.

IDS Life Insurance Company of New York
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At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
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AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
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   Total                                                   100%             100%
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At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
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                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
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Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
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   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
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                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
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Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
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   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
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In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
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RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
--------------------------------------------------------------------------------------------------------------------------------
   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
--------------------------------------------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
-------------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
--------------------------------------------------------------------------------
                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------

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87 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                 S-6343 D (5/06)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account

     Retirement Advisor Variable Annuity(SM)
     Retirement Advisor Advantage(SM) Variable Annuity
     Retirement Advisor Select Variable Annuity(SM)
     Retirement Advisor Advantage Plus(SM) Variable Annuity
     Retirement Advisor Select Plus(SM) Variable Annuity including:

     Report of Independent Registered Public Accounting Firm dated March 31,
     2006.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2005. Statements of Operations for the year ended Dec. 31, 2005.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.
     Notes to Financial Statements.

     The audited financial statements of the IDS Life of New York Insurance Company

     Report of Independent Registered Public Accounting Firm dated Feb. 27,
     2006.
     Balance Sheets as of Dec. 31, 2005 and 2004.
     Statements of Income for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Cash Flows for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Stockholder's Equity for the three years ended Dec. 31, 2005, 2004 and 2003.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
          Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 is filed electronically herewith.

2         Not applicable.

3.        Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
          Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
          Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 is filed electronically herewith.

8.8 Copy of Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as
          Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.13 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as Exhibit 8.14 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Newberger Berman Management Inc. and IDS Life Insurance Company of New York, dated March 2, 2006 is filed electronically herewith.

8.18 Form of Participation Agreement among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust, and ALLIANZ Global Investors Distributors LLC, dated March 1, 2006 is filed electronically herewith.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Adviser Variable Annuity(SM) is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage(SM) Variable Annuity/ RiverSource Retirement Select(SM) Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity/Retirement Advisor Select Plus(SM) Variable Annuity(SM) is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign this Registration Statement dated Oct. 21, 2005 is filed electronically herewith.

13.2 Power of Attorney to sign this Registration Statement dated July 7, 2004 is filed electronically herewith.

14.       Not applicable.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                       Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                    172 Ameriprise Financial Center           Director
                                     Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                   Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN  55474

Gregory C. Johnson                                                             Director


Paul R. Johnston                      50605 Ameriprise Financial Center        Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                        Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                               Chief Compliance Officer

Heather M. Somers                                                              General Counsel and Assistant Secretary

David K. Stewart                                                               Vice President and Controller

Beth E. Weimer                                                                 Chief Compliance Officer for
                                                                               Insurance Special Accounts

Michael R. Woodward                   32 Ellicot St                            Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contractowners

          As of March 31, 2006, there were 12,364 non-qualified contract owners and 14,384 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

(c)      NAME OF PRINCIPAL          NET UNDERWRITING            COMPENSATION    BROKERAGE
         UNDERWRITER                DISCOUNT AND COMMISSIONS    ON REDEMPTION   COMMISSIONS    COMPENSATION
         -----------                ------------------------    --------------  -----------    ------------
         Ameriprise Financial            $7,093,004                 None          None             None
         Services, Inc.

Item 30. Location of Accounts and Records

          IDS Life Insurance Company of New York
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 26th day of April, 2006.

          IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

          By IDS Life Insurance Company of New York
          (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the day of 26th April, 2006.

SIGNATURE                              TITLE
/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Martin T. Griffin*                Director
-----------------------------
     Martin T. Griffin

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

SIGNATURE                              TITLE
/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart**                Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated Oct. 21, 2005, filed electronically herewith as Exhibit 13.1, by:

** Signed Pursuant to Power of Attorney dated July 7, 2004, filed electronically herewith as Exhibit 13.2, by:


/s/ Mary Ellyn Minenko
-----------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

          The prospectus for:
          RiverSource Retirement Advisor Variable Annuity(SM)
          RiverSource Retirement Adivisor Advantage(SM) Variable Annuuity RiverSource Retirement Adivisor Select(SM) Variable Annuity RiverSource(R) Retirement Advisor Advantage Plus(SM) Variable Annuity RiverSource(R) Retirement Advisor Select Plus(SM) Variable Annuity

Part B.

          Statement of Additional Information.
          Financial Statements.

Part C.

          Other Information.

          The signatures.

Exhibits.